UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Annual Report

October 31, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2011	Past 1 year	Life of fund A
Fidelity® Series Global ex U.S. Index Fund	-6.00%	1.98%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International equities were rocked by a number of headline events during the year ending October 31, 2011. Stocks posted a solid advance for the first half of the period, despite concern about the sovereign debt crisis in Europe, a devastating earthquake and tsunami in Japan, and political upheaval in the Middle East and North Africa. Sentiment turned decidedly negative in the second half, however, as fresh worries about Europe, inflation in China and a dimmed outlook for global growth caused foreign markets to suffer declines that intensified in August and September. October brought with it yet another dramatic swing, as eurozone policymakers appeared near a resolution to the debt debacle and buyers stormed back onto the scene in search of bargains. Still, those gains - along with favorable currency fluctuations overall - weren't enough to offset prior losses, and the MSCI® ACWI® (All Country World Index) ex USA Index finished the period down 4.56%. Within the MSCI index, Europe and emerging markets suffered the biggest declines, with many countries in these areas sustaining steep losses. By contrast, Japan showed resilience in the wake of its natural disasters, falling only 2%. Australia (+4%), Switzerland (+3%), the U.K. (+2%) and Canada, which produced a nominal return, were among the few major benchmark components to break into positive territory.

Comments from James Francis, senior portfolio manager of the Geode Capital Management, LLC, investment management team for Fidelity® Series Global ex U.S. Index Fund: For the year, the fund returned -6.00%, trailing the MSCI index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Six of the seven biggest individual detractors were European bank stocks, which suffered amid the sovereign debt crisis there. The biggest challenge was Spain's Banco Santander, followed by Lloyd's Banking Group (U.K.), BNP Paribas (France), HSBC Holdings (U.K.), Unicredit (Italy) and Societe Generale (France). Elsewhere, Japanese utility Tokyo Electric Power, which owns the nuclear power plant most crippled by the country's natural disasters last March, also hurt. In contrast, South Korea's Samsung Electronics, a semiconductor and consumer electronics giant, contributed, while several businesses from relatively defensive sectors also helped results. These included pharmaceutical makers GlaxoSmithKline and Roche Holding, based in the U.K. and Switzerland, respectively; tobacco manufacturer British American Tobacco; and Swiss food products giant Nestle.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Actual	.23%	$ 1,000.00	$ 835.90	$ 1.06**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.05	$ 1.17**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If management fee changes effective September 1, 2011, had been in effect during the entire period, the annualized expense ratio would have been .20% and the expenses paid in the actual and hypothetical examples above would have been $.93 and $1.02, respectively.

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United Kingdom 14.6%
Japan 14.0%
Canada 8.2%
France 6.0%
Australia 6.0%
Switzerland 5.6%
Germany 5.4%
Brazil 3.5%
Korea (South) 3.4%
Other* 33.3%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2011
United Kingdom 13.7%
Japan 12.7%
Canada 7.8%
France 6.5%
Germany 5.9%
Australia 5.7%
Switzerland 5.2%
Brazil 3.5%
Korea (South) 3.4%
Other* 35.6%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	100.0	99.9
Short-Term Investments and Net Other Assets	0.0	0.1
Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0	1.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.0	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.7
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.6
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.7
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.6
	9.1
Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.6
Materials	12.1	12.6
Energy	11.8	11.9
Industrials	9.9	10.5
Consumer Staples	9.6	8.1
Consumer Discretionary	8.4	7.9
Telecommunication Services	6.4	5.3
Information Technology	6.2	5.9
Health Care	6.1	5.3
Utilities	3.6	3.7

Annual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	15,797	$ 238,038
Alumina Ltd.	76,155	116,019
Amcor Ltd.	40,076	293,233
AMP Ltd.	91,732	408,986
Asciano Ltd. unit	93,707	149,816
ASX Ltd.	5,702	183,100
Australia & New Zealand Banking Group Ltd.	83,777	1,893,240
Bendigo & Adelaide Bank Ltd.	11,591	114,465
BHP Billiton Ltd.	103,567	4,054,477
BlueScope Steel Ltd.	49,074	42,935
Boral Ltd.	23,538	96,094
Brambles Ltd.	48,559	335,717
Caltex Australia Ltd.	3,732	51,835
CFS Retail Property Trust	63,255	120,594
Coca-Cola Amatil Ltd.	18,091	233,556
Cochlear Ltd.	1,813	111,330
Commonwealth Bank of Australia	50,345	2,586,472
Computershare Ltd.	14,397	113,790
Crown Ltd.	14,635	123,333
CSL Ltd.	16,818	506,589
DEXUS Property Group unit	151,717	134,974
Echo Entertainment Group Ltd. (a)	20,059	77,867
Energy Resources of Australia Ltd. (a)	745	1,525
Energy Resources of Australia Ltd. rights 11/9/11 (a)	1,277	612
Fortescue Metals Group Ltd.	41,741	209,678
Fosters Group Ltd.	63,017	352,473
Goodman Group unit	214,028	139,097
Harvey Norman Holdings Ltd.	20,325	46,037
Iluka Resources Ltd.	13,227	219,916
Incitec Pivot Ltd.	52,304	189,470
Insurance Australia Group Ltd.	70,109	231,161
John Fairfax Holdings Ltd. (d)	75,024	72,754
Leighton Holdings Ltd.	5,223	118,664
Lend Lease Group unit	17,491	142,326
Lynas Corp. Ltd. (a)	51,255	63,425
MacArthur Coal Ltd.	5,384	91,300
Macquarie Group Ltd.	11,153	287,175
MAp Group unit	13,641	48,680
Metcash Ltd.	26,125	114,337
Mirvac Group unit	115,431	151,170
National Australia Bank Ltd.	69,972	1,869,089
Newcrest Mining Ltd.	24,476	865,109
Common Stocks - continued
	Shares	Value
Australia - continued
OneSteel Ltd.	47,376	$ 60,257
Orica Ltd.	11,767	318,746
Origin Energy Ltd.	34,465	519,417
OZ Minerals Ltd.	10,562	126,849
Paladin Energy Ltd. (Australia) (a)	24,930	38,075
Qantas Airways Ltd. (a)	39,759	66,500
QBE Insurance Group Ltd.	35,107	540,451
QR National Ltd.	57,128	197,395
Ramsay Health Care Ltd.	4,267	83,886
Rio Tinto Ltd.	13,917	999,254
Santos Ltd.	28,073	379,179
Sims Metal Management Ltd.	6,100	87,988
Sonic Healthcare Ltd.	11,703	135,245
SP AusNet unit	50,711	52,881
Stockland Corp. Ltd. unit	80,165	264,747
Suncorp-Metway Ltd.	42,302	379,693
Tabcorp Holdings Ltd.	21,029	64,666
Tattersall's Ltd.	43,268	105,277
Telstra Corp. Ltd.	140,509	456,267
The GPT Group unit	57,906	191,125
Toll Holdings Ltd.	23,094	116,661
Transurban Group unit	43,453	238,384
Wesfarmers Ltd.	32,548	1,104,411
Wesfarmers Ltd. (price protected shares)	4,598	157,553
Westfield Group unit	69,993	563,524
Westfield Retail Trust unit	95,756	255,214
Westpac Banking Corp.	97,164	2,255,026
Woodside Petroleum Ltd.	20,272	771,972
Woolworths Ltd.	38,963	974,083
WorleyParsons Ltd.	6,454	187,344
TOTAL AUSTRALIA		28,892,528
Austria - 0.2%
Erste Bank AG	5,965	128,777
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	32,264	106,580
OMV AG	5,509	192,694
Osterreichische Elektrizitatswirtschafts AG	2,389	69,545
Raiffeisen International Bank-Holding AG (d)	1,882	52,871
Telekom Austria AG	10,487	119,442
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group AG Wien	1,119	$ 47,031
Voestalpine AG	3,529	122,095
TOTAL AUSTRIA		839,035
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	49,671	219,672
Bailiwick of Jersey - 0.5%
Experian PLC	33,143	432,001
Glencore International PLC (d)	27,508	193,764
Petrofac Ltd.	8,451	195,165
Randgold Resources Ltd.	3,024	330,789
Shire PLC	17,979	564,387
Wolseley PLC	9,517	275,188
WPP PLC	40,485	419,141
TOTAL BAILIWICK OF JERSEY		2,410,435
Belgium - 0.6%
Ageas	74,650	150,830
Anheuser-Busch InBev SA NV	25,876	1,435,191
Bekaert SA	1,286	57,502
Belgacom SA	4,715	143,030
Colruyt NV	2,349	96,873
Delhaize Group SA	3,191	209,055
Dexia SA (a)	17,378	13,708
Groupe Bruxelles Lambert SA	2,605	201,307
KBC Groupe SA	5,239	117,672
Mobistar SA	988	56,421
Solvay SA Class A	1,847	189,328
UCB SA	3,178	140,297
Umicore SA	3,930	169,226
TOTAL BELGIUM		2,980,440
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	66,000	70,756
Central European Media Enterprises Ltd. Class A (a)	200	2,208
Cheung Kong Infrastructure Holdings Ltd.	16,000	85,707
China Yurun Food Group Ltd.	41,000	71,164
CNPC (Hong Kong) Ltd.	70,000	98,055
Cosco Pacific Ltd.	58,000	80,702
Credicorp Ltd. (NY Shares) (d)	2,188	238,011
GOME Electrical Appliances Holdings Ltd.	334,000	102,405
Huabao International Holdings Ltd.	65,000	41,292
Common Stocks - continued
	Shares	Value
Bermuda - continued
Li & Fung Ltd.	186,000	$ 358,458
Noble Group Ltd.	122,363	149,352
NWS Holdings Ltd.	39,662	60,142
Orient Overseas International Ltd.	8,500	38,363
Seadrill Ltd.	10,416	344,419
Sihuan Pharmaceutical Holdings Group Ltd.	83,000	35,092
Sinofert Holdings Ltd.	44,000	14,440
Skyworth Digital Holdings Ltd.	50,390	26,627
Yue Yuen Industrial (Holdings) Ltd.	26,500	75,471
TOTAL BERMUDA		1,892,664
Brazil - 3.5%
AES Tiete SA (PN) (non-vtg.)	2,700	38,475
All America Latina Logistica SA	15,000	74,686
Amil Participacoes SA	4,700	47,542
Anhanguera Educacional Participacoes SA	4,700	69,110
B2W Companhia Global do Varejo	2,309	18,758
Banco Bradesco SA:
(PN)	24,436	441,846
(PN) sponsored ADR	36,570	665,574
Banco do Brasil SA	13,500	203,616
Banco do Brasil SA sponsored ADR (d)	5,600	86,352
Banco do Estado do Rio Grande do Sul SA	6,100	64,297
Banco Santander SA (Brasil):
ADR (d)	13,800	125,580
unit	7,000	62,980
BM&F Bovespa SA	64,000	382,017
BR Malls Participacoes SA	12,400	133,951
Bradespar SA (PN)	6,800	138,598
Brasil Foods SA	11,300	235,252
Brasil Foods SA sponsored ADR	9,700	204,185
Brasil Telecom SA	34	256
Brasil Telecom SA:
(PN)	5,781	39,792
sponsored ADR	1,000	20,550
Braskem SA:
(PN-A)	1,600	14,256
Class A sponsored ADR	1,500	27,060
Brookfield Incorporacoes SA	5,780	22,215
Centrais Eletricas Brasileiras SA (Electrobras)	3,900	39,041
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	2,900	39,974
Common Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras): - continued
(PN-B) sponsored ADR (d)	4,800	$ 66,960
sponsored ADR (d)	4,100	40,795
Cetip SA	6,132	84,631
Cia.Hering SA	3,600	80,398
Cielo SA	6,340	167,989
Cielo SA sponsored ADR	2,000	53,400
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	1,901	72,511
sponsored ADR (d)	1,500	58,785
Companhia de Bebidas das Americas (AmBev):
(PN)	11,306	377,591
(PN) sponsored ADR (d)	12,600	424,872
Companhia de Concessoes Rodoviarias	7,000	192,610
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,800	49,371
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	950	51,547
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,200	34,382
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	5,980	99,945
(PN) sponsored ADR (non-vtg.) (d)	7,000	119,280
Companhia Energetica de Sao Paulo Series A	5,100	86,871
Companhia Paranaense de Energia-Copel:
(PN-B)	1,900	38,007
(PN-B) sponsored ADR	1,700	34,306
Companhia Siderurgica Nacional SA (CSN)	13,400	124,152
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	106,704
Cosan SA Industria e Comercio	3,900	60,867
CPFL Energia SA	3,500	44,779
CPFL Energia SA sponsored ADR	1,608	41,792
Cyrela Brazil Realty SA	9,700	84,787
Diagnosticos da America SA	7,800	62,002
Duratex SA	8,720	47,226
Ecorodovias Infraestrutura e Logistica SA	6,000	45,423
Eletropaulo Metropolitana SA (PN-B)	3,400	60,983
Embraer SA	7,700	53,136
Embraer SA sponsored ADR	2,625	73,028
Energias do Brasil SA	2,800	60,331
Fertilizantes Fosfatados SA (PN)	2,800	39,509
Fibria Celulose SA	1,695	15,092
Fibria Celulose SA sponsored ADR	4,500	39,915
Common Stocks - continued
	Shares	Value
Brazil - continued
Gafisa SA	4,100	$ 15,209
Gafisa SA sponsored ADR	3,750	27,900
Gerdau SA:
(PN)	9,750	87,723
sponsored ADR	17,150	154,693
Gol Linhas Aereas Inteligentes SA:
(PN)	300	2,360
sponsored ADR	2,000	16,040
HRT Participacoes em Petroleo SA (a)	100	49,849
HRT Participacoes em Petroleo SA GDR (a)	7,000	34,760
Hypermarcas SA	9,700	52,194
Itau Unibanco Banco Multiplo SA	29,200	556,555
Itau Unibanco Banco Multiplo SA sponsored ADR (d)	43,850	838,412
Itausa-Investimentos Itau SA (PN)	73,971	463,073
JBS SA (a)	26,400	79,329
Klabin SA (PN) (non-vtg.)	15,900	58,519
Localiza Rent A Car SA	4,000	60,447
Lojas Americanas SA (PN)	9,907	87,116
Lojas Renner SA	3,800	115,204
Marfrig Alimentos SA	3,900	16,920
Metalurgica Gerdau SA (PN)	8,800	99,725
MMX Mineracao e Metalicos SA (a)	9,000	39,361
MRV Engenharia e Participacoes SA	9,700	68,350
Multiplan Empreendimentos Imobiliarios SA	2,400	48,526
Natura Cosmeticos SA	5,400	105,031
Odontoprev SA	3,200	50,352
OGX Petroleo e Gas Participacoes SA (a)	29,000	239,809
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(d)	13,800	115,230
PDG Realty SA Empreendimentos e Participacoes	37,800	166,635
Petroleo Brasileiro SA - Petrobras:
(ON)	38,411	516,262
(PN) (non-vtg.)	58,540	726,807
(PN) sponsored ADR	38,450	972,401
sponsored ADR	28,700	775,187
Porto Seguro SA	4,700	50,361
Redecard SA	11,500	193,207
Rossi Residencial SA	4,500	28,433
Souza Cruz Industria Comerico	12,100	148,396
Sul America SA unit	4,600	36,940
Suzano Papel e Celulose SA	4,775	23,358
TAM SA:
(PN) (ltd. vtg.)	1,100	21,965
Common Stocks - continued
	Shares	Value
Brazil - continued
TAM SA: - continued
(PN) sponsored ADR (ltd. vtg.)	900	$ 18,081
Tele Norte Leste Participacoes SA	1,600	19,567
Tele Norte Leste Participacoes SA:
(PN)	2,400	25,884
sponsored ADR (non-vtg.) (d)	5,200	56,420
Telefonica Brasil SA	3,240	94,245
Telefonica Brasil SA sponsored ADR (a)	5,940	172,379
Telemar Norte Leste SA (PN-A)	900	24,607
TIM Participacoes SA	16,603	85,858
TIM Participacoes SA sponsored ADR	1,933	50,335
Totvs SA	3,700	61,408
Tractebel Energia SA	4,700	75,268
Ultrapar Participacoes SA	4,300	76,625
Ultrapar Participacoes SA sponsored ADR	5,800	103,008
Usinas Siderurgicas de Minas Gerais SA - Usiminas	6,000	86,129
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR (d)	7,100	49,700
(PN-A) (non-vtg.)	8,400	57,722
Vale SA	17,000	432,722
Vale SA:
(PN-A)	28,800	684,277
(PN-A) sponsored ADR	35,900	847,240
sponsored ADR	24,700	627,627
TOTAL BRAZIL		17,081,681
Canada - 8.1%
Agnico-Eagle Mines Ltd. (Canada)	5,548	240,654
Agrium, Inc.	5,085	419,206
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,975	119,627
ARC Resources Ltd.	9,152	232,736
Athabasca Oil Sands Corp. (a)	9,726	126,155
Bank of Montreal	20,576	1,215,550
Bank of Nova Scotia	34,872	1,837,615
Barrick Gold Corp.	32,156	1,587,397
Baytex Energy Corp.	3,843	203,128
BCE, Inc.	8,407	333,210
Bell Aliant, Inc.	2,473	69,612
Bombardier, Inc. Class B (sub. vtg.)	48,801	201,695
Bonavista Energy Corp.	4,594	118,255
Brookfield Asset Management, Inc. Class A	17,854	516,536
Brookfield Properties Corp.	8,115	133,181
Common Stocks - continued
	Shares	Value
Canada - continued
Brookfield Residential Properties, Inc. (a)	437	$ 3,099
CAE, Inc.	8,340	88,934
Cameco Corp.	12,810	274,872
Canadian Imperial Bank of Commerce	12,806	964,770
Canadian National Railway Co.	14,545	1,139,262
Canadian Natural Resources Ltd.	35,143	1,239,532
Canadian Oil Sands Ltd.	15,379	356,378
Canadian Pacific	5,646	348,949
Canadian Tire Ltd. Class A (non-vtg.)	2,483	148,405
Canadian Utilities Ltd. Class A (non-vtg.)	2,690	162,585
Cenovus Energy, Inc.	24,169	827,737
Centerra Gold, Inc.	5,783	114,633
CGI Group, Inc. Class A (sub. vtg.) (a)	7,407	151,580
CI Financial Corp.	4,841	97,126
Crescent Point Energy Corp.	8,085	345,266
Eldorado Gold Corp.	18,060	339,333
Empire Co. Ltd. Class A (non-vtg.)	1,043	63,751
Enbridge, Inc.	23,478	813,257
Encana Corp.	23,471	509,047
Enerplus Corp.	6,154	171,128
Fairfax Financial Holdings Ltd. (sub. vtg.)	656	274,199
Finning International, Inc.	5,939	138,816
First Quantum Minerals Ltd.	14,936	313,299
Fortis, Inc.	5,833	197,193
Franco-Nevada Corp.	4,300	170,344
George Weston Ltd.	1,757	121,775
Gildan Activewear, Inc.	3,481	89,814
Goldcorp, Inc.	25,660	1,248,443
Great-West Lifeco, Inc.	9,408	209,423
Husky Energy, Inc.	8,472	217,484
IAMGOLD Corp.	12,333	265,131
IGM Financial, Inc.	3,573	154,268
Imperial Oil Ltd.	9,746	403,586
Industrial Alliance Life Insurance Co.	2,990	97,272
Inmet Mining Corp.	1,852	110,542
Intact Financial Corp.	3,542	197,629
Ivanhoe Mines Ltd. (a)	8,081	165,373
Kinross Gold Corp.	36,208	516,142
Loblaw Companies Ltd.	3,529	135,057
Magna International, Inc. Class A (sub. vtg.)	7,176	273,766
Manulife Financial Corp.	56,913	751,342
MEG Energy Corp. (a)	4,252	191,774
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	3,514	$ 172,166
National Bank of Canada	5,321	379,732
New Gold, Inc. (a)	13,810	171,092
Nexen, Inc.	17,590	298,740
Niko Resources Ltd.	1,413	77,720
Onex Corp. (sub. vtg.)	2,954	97,938
Open Text Corp. (a)	1,921	117,571
Osisko Mining Corp. (a)	10,565	127,393
Pacific Rubiales Energy Corp.	8,145	189,888
Pan American Silver Corp.	3,086	86,285
Pengrowth Energy Corp.	10,699	111,621
Penn West Petroleum Ltd.	14,852	265,350
PetroBakken Energy Ltd. Class A	2,866	26,106
Potash Corp. of Saskatchewan, Inc.	27,572	1,304,958
Power Corp. of Canada (sub. vtg.)	11,477	288,983
Power Financial Corp.	8,129	219,361
Precision Drilling Corp. (a)	7,675	89,003
Progress Energy Resources Corp.	6,261	88,622
Research In Motion Ltd. (a)	15,517	313,443
RioCan (REIT)	4,277	108,507
Ritchie Brothers Auctioneers, Inc.	2,723	54,195
Rogers Communications, Inc. Class B (non-vtg.)	13,534	493,515
Royal Bank of Canada	46,214	2,254,025
Saputo, Inc.	4,697	194,034
Shaw Communications, Inc. Class B	12,230	247,704
Shoppers Drug Mart Corp.	6,882	289,267
Silver Wheaton Corp.	11,420	394,318
Sino-Forest Corp. (a)	5,569	7,657
SNC-Lavalin Group, Inc.	4,595	230,891
Sun Life Financial, Inc.	18,618	469,909
Suncor Energy, Inc.	50,603	1,611,722
Talisman Energy, Inc.	32,953	467,428
Teck Resources Ltd. Class B (sub. vtg.)	18,594	745,364
TELUS Corp.	1,967	105,824
TELUS Corp. (non-vtg.)	4,764	243,397
The Toronto-Dominion Bank	28,691	2,165,244
Thomson Reuters Corp.	12,203	361,004
Tim Hortons, Inc.	4,141	204,234
Tim Hortons, Inc. (Canada)	899	44,244
TMX Group, Inc.	2,204	96,840
Tourmaline Oil Corp. (a)	3,749	124,634
TransAlta Corp.	6,506	143,127
Common Stocks - continued
	Shares	Value
Canada - continued
TransCanada Corp.	22,552	$ 958,548
Valeant Pharmaceuticals International, Inc. (Canada)	9,243	364,954
Vermilion Energy, Inc.	2,713	127,805
Viterra, Inc.	11,970	123,200
Yamana Gold, Inc.	24,335	363,249
TOTAL CANADA		39,177,685
Cayman Islands - 0.7%
Agile Property Holdings Ltd.	50,000	45,069
Alibaba.com Ltd.	34,500	40,516
Anta Sports Products Ltd.	23,000	21,033
Belle International Holdings Ltd.	137,000	268,688
Bosideng International Holdings Ltd.	98,000	27,016
Chaoda Modern Agriculture (Holdings) Ltd.	58,000	8,212
China Dongxiang Group Co. Ltd.	96,000	17,173
China High Speed Transmission Equipment Group Co. Ltd.	25,000	15,738
China Mengniu Dairy Co. Ltd.	39,000	124,273
China Resources Cement Holdings Ltd.	70,000	55,546
China Resources Land Ltd.	60,000	87,822
China Rongsheng Heavy Industry Group Co. Ltd.	38,000	13,168
China Shanshui Cement Group Ltd.	64,000	49,022
China Shineway Pharmaceutical Group Ltd.	18,000	25,126
China Zhongwang Holdings Ltd.	68,000	22,489
Country Garden Holdings Co. Ltd.	153,000	60,578
Dongyue Group Co. Ltd.	30,000	23,230
Enn Energy Holdings Ltd.	24,000	86,725
Evergrande Real Estate Group Ltd.	150,000	64,870
Foxconn International Holdings Ltd. (a)	82,000	54,924
GCL-Poly Energy Holdings Ltd.	210,000	67,787
Geely Automobile Holdings Ltd.	100,000	25,568
Greentown China Holdings Ltd.	18,500	11,865
Hengan International Group Co. Ltd.	23,500	203,706
Hengdeli Holdings Ltd.	52,000	23,312
Hidili Industry International Development Ltd.	41,000	17,172
Intime Department Store Group Co. Ltd.	35,000	50,227
Kingboard Chemical Holdings Ltd.	22,000	75,143
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	18
KWG Property Holding Ltd.	42,000	18,115
Lee & Man Paper Manufacturing Ltd.	61,000	25,094
Li Ning Co. Ltd.	18,500	17,637
Lifestyle International Holdings Ltd.	22,500	60,233
Longfor Properties Co. Ltd.	41,000	52,550
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Lonking Holdings Ltd.	50,000	$ 19,659
MStar Semiconductor, Inc.	12,908	74,804
Renhe Commercial Holdings Co. Ltd.	296,000	41,478
Sands China Ltd. (a)	76,800	230,798
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	37,002
Semiconductor Manufacturing International Corp. (a)	693,000	38,015
Shimao Property Holdings Ltd.	42,000	41,005
Shui On Land Ltd.	88,243	27,380
SOHO China Ltd.	75,500	53,829
Tencent Holdings Ltd.	32,400	749,334
TPK Holdings Co.	3,100	51,911
Want Want China Holdings Ltd.	198,000	183,576
Wynn Macau Ltd.	48,800	136,732
TOTAL CAYMAN ISLANDS		3,445,168
Chile - 0.4%
Banco de Credito e Inversiones	992	55,677
Banco Santander Chile	1,556,955	120,438
Banco Santander Chile sponsored ADR	41	3,349
CAP SA	2,174	83,867
Cencosud SA	28,785	183,890
Colbun SA	231,485	63,263
Compania Cervecerias Unidas SA	2,521	28,557
Compania Cervecerias Unidas SA sponsored ADR	63	3,609
Compania de Petroleos de Chile SA (COPEC)	15,380	235,746
CorpBanca SA	3,357,880	48,585
E-CL SA	19,227	52,978
Empresa Nacional de Electricidad SA	104,407	167,281
Empresa Nacional de Electricidad SA sponsored ADR	174	8,394
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,592	71,114
Empresas CMPC SA	33,720	140,400
Enersis SA	418,885	170,051
Enersis SA sponsored ADR	453	8,892
Gener SA	68,238	38,996
Lan Airlines SA	3,874	99,983
Lan Airlines SA sponsored ADR	303	7,596
SACI Falabella	12,123	113,819
Sociedad Quimica y Minera de Chile SA:
(PN-B)	2,787	167,237
(PN-B) sponsored ADR	95	5,558
Vina Concha y Toro SA	12,981	25,918
TOTAL CHILE		1,905,198
Common Stocks - continued
	Shares	Value
China - 2.2%
Agricultural Bank China Ltd. (H Shares)	604,000	$ 271,085
Air China Ltd. (H Shares)	62,000	48,176
Aluminum Corp. of China Ltd. (H Shares)	128,000	68,747
Angang Steel Co. Ltd. (H Shares)	26,000	15,863
Anhui Conch Cement Co. Ltd. (H Shares)	40,000	145,450
AviChina Industry & Technology Co. Ltd.	40,000	17,517
Bank Communications Co. Ltd. (H Shares)	250,200	171,956
Bank of China Ltd. (H Shares)	2,161,024	769,128
BBMG Corp. (H Shares)	34,500	30,040
Beijing Capital International Airport Co. Ltd. (H Shares)	90,000	40,414
BYD Co. Ltd. (H Shares) (a)	20,500	49,387
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	40,840	59,087
China Bluechemical Ltd. (H shares)	56,000	43,883
China CITIC Bank Corp. Ltd. (H Shares)	240,293	129,093
China Coal Energy Co. Ltd. (H Shares)	142,000	176,865
China Communications Construction Co. Ltd. (H Shares)	147,000	110,876
China Communications Services Corp. Ltd. (H Shares)	56,000	25,826
China Construction Bank Corp. (H Shares)	1,553,649	1,141,521
China Cosco Holdings Co. Ltd. (H Shares)	104,500	54,501
China Gas Holdings Ltd.	70,000	20,088
China International Marine Containers (Group) Ltd. (B Shares)	13,600	16,372
China Life Insurance Co. Ltd. (H Shares)	239,000	617,910
China Longyuan Power Grid Corp. Ltd. (H Shares)	70,000	58,130
China Merchants Bank Co. Ltd. (H Shares)	131,980	266,489
China Minsheng Banking Corp. Ltd. (H Shares)	119,800	97,591
China Molybdenum Co. Ltd. (H Shares)	26,000	12,780
China National Building Materials Co. Ltd. (H Shares)	92,000	117,843
China National Materials Co. Ltd. (H Shares)	28,000	14,097
China Oilfield Services Ltd. (H Shares)	54,000	89,946
China Pacific Insurance Group Co. Ltd. (H Shares)	57,800	177,370
China Petroleum & Chemical Corp. (H Shares)	540,000	510,694
China Railway Construction Corp. Ltd. (H Shares)	60,000	35,757
China Railway Group Ltd. (H Shares)	125,000	41,502
China Shenhua Energy Co. Ltd. (H Shares)	109,500	500,940
China Ship Container Lines Co. Ltd. (H Shares) (a)	91,000	17,264
China Shipping Development Co. Ltd. (H Shares)	36,000	25,451
China Southern Airlines Ltd. (H Shares) (a)	58,000	32,368
China Telecom Corp. Ltd. (H Shares)	448,000	276,598
China Vanke Co. Ltd. (B Shares)	34,100	38,232
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	49,000	21,679
CSG Holding Co. Ltd. (B Shares)	16,600	14,212
Common Stocks - continued
	Shares	Value
China - continued
CSR Corp. Ltd. (H Shares)	62,000	$ 36,689
Datang International Power Generation Co. Ltd. (H Shares)	70,000	17,951
Dongfang Electric Corp. Ltd. (H Shares)	14,400	44,255
Dongfeng Motor Group Co. Ltd. (H Shares)	86,000	140,287
Golden Eagle Retail Group Ltd. (H Shares)	24,000	60,316
Great Wall Motor Co. Ltd. (H Shares)	32,500	44,132
Guangzhou Automobile Group Co. Ltd. (H Shares)	63,376	63,228
Guangzhou R F Properties Co. Ltd. (H Shares)	26,000	25,264
Huaneng Power International, Inc. (H Shares)	116,000	52,463
Industrial & Commercial Bank of China Ltd. (H Shares)	1,964,008	1,226,451
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	20,000	110,311
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	29,305
Jiangxi Copper Co. Ltd. (H Shares)	45,000	108,772
Maanshan Iron & Steel Ltd. (H Shares)	46,000	13,696
Metallurgical Corp. China Ltd. (H Shares)	57,000	12,369
Nine Dragons Paper (Holdings) Ltd.	58,000	39,483
Parkson Retail Group Ltd.	52,000	66,166
PetroChina Co. Ltd. (H Shares)	680,000	882,771
PICC Property & Casualty Co. Ltd. (H Shares)	76,000	105,398
Ping An Insurance Group Co. China Ltd. (H Shares)	57,000	422,735
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	48,000	49,888
Shanghai Electric Group Co. Ltd. (H Shares)	110,000	48,401
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,500	9,017
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,200	621
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	37,449
Sinopharm Group Co. Ltd. (H Shares)	26,400	71,859
Tingyi (Cayman Islands) Holding Corp.	64,000	182,029
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	61,022
Weichai Power Co. Ltd. (H Shares)	12,000	60,382
Wumart Stores, Inc. (H Shares)	18,000	36,329
Yanzhou Coal Mining Co. Ltd. (H Shares)	66,000	163,369
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,500	47,313
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	30,253
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	10,000	23,413
Zijin Mining Group Co. Ltd. (H Shares)	201,000	85,552
ZTE Corp. (H Shares)	18,280	51,890
TOTAL CHINA		10,833,557
Colombia - 0.2%
Almacenes Exito SA	6,108	78,560
BanColombia SA	7,376	114,632
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA:
sponsored ADR	40	$ 2,495
(PN)	8,268	130,268
Cementos Argos SA	9,912	57,050
Corp. Financiera Colombiana SA	1,942	36,571
Corp. Financiera Colombiana SA (RFD) (a)	40	712
Ecopetrol SA	135,997	291,526
Grupo de Inversiones Surameric	7,929	139,289
Grupo de Inversiones Surameric rights 11/22/11 (a)	2,028	304
Interconexion Electrica SA	12,305	78,472
Inversiones Argos SA	9,372	89,903
TOTAL COLOMBIA		1,019,782
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	33,220	45,973
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	5,195	219,698
Komercni Banka A/S	478	92,190
Telefonica Czech Republic A/S	3,778	79,487
TOTAL CZECH REPUBLIC		391,375
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	18	116,702
Series B	43	293,344
Carlsberg A/S Series B	3,384	230,352
Coloplast A/S Series B	763	111,468
Danske Bank A/S (a)	21,233	294,203
DSV de Sammensluttede Vognmaend A/S	6,580	133,026
Novo Nordisk A/S Series B	13,666	1,451,100
Novozymes A/S Series B	1,456	218,126
Pandora A/S	1,500	14,479
TDC A/S	12,720	105,110
Tryg A/S	937	52,420
Vestas Wind Systems A/S (a)	6,436	100,967
William Demant Holding A/S (a)	792	63,192
TOTAL DENMARK		3,184,489
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	377
Commercial International Bank Ltd.	14,763	65,795
Commercial International Bank Ltd. sponsored GDR	2,426	10,718
Common Stocks - continued
	Shares	Value
Egypt - continued
EFG-Hermes Holding SAE	10,818	$ 23,291
Egyptian Co. for Mobile Services (MobiNil)	1,097	18,747
Egyptian Kuwaiti Holding	20,435	20,844
El Ezz Steel Rebars SAE	3,256	3,290
Elsewedy Electric Co.	548	1,956
National Societe Generale Bank	1,200	5,324
Orascom Construction Industries SAE	1,651	67,080
Orascom Construction Industries SAE GDR	1,630	66,830
Orascom Telecom Holding SAE (a)	65,618	36,390
Orascom Telecom Holding SAE unit (a)	4,891	13,421
Sidi Kerir Petrochemcials Co.	360	777
Talaat Moustafa Group Holding	33,119	19,921
Telecom Egypt SAE	8,274	20,656
TOTAL EGYPT		375,417
Finland - 0.6%
Elisa Corp. (A Shares)	4,584	96,870
Fortum Corp.	14,357	350,284
Kesko Oyj	2,283	81,387
Kone Oyj (B Shares)	5,174	285,982
Metso Corp.	3,887	151,371
Neste Oil Oyj	4,784	58,162
Nokia Corp.	120,255	809,335
Nokian Tyres PLC	3,608	132,567
Orion Oyj (B Shares)	2,666	55,600
Outokumpu Oyj (A Shares) (d)	4,957	41,983
Pohjola Bank PLC (A Shares)	4,340	50,241
Rautaruukki Oyj (K Shares)	3,394	36,307
Sampo OYJ (A Shares)	13,467	372,181
Sanoma-WSOY Oyj	2,017	27,160
Stora Enso Oyj (R Shares)	18,938	120,506
UPM-Kymmene Corp.	17,575	206,251
Wartsila Corp.	5,226	159,616
TOTAL FINLAND		3,035,803
France - 6.0%
Accor SA	4,581	150,598
Aeroports de Paris	1,223	96,490
Air France KLM (Reg.) (a)(d)	5,213	39,743
Air Liquide SA	5,748	745,749
Air Liquide SA	3,394	440,340
Alcatel-Lucent SA (a)	73,688	203,755
Common Stocks - continued
	Shares	Value
France - continued
Alstom SA	6,501	$ 243,811
Arkema SA	1,797	122,938
Atos Origin SA	1,674	81,129
AXA SA	56,016	912,417
BIC SA	946	84,533
BNP Paribas SA	30,998	1,409,204
Bouygues SA (d)	7,766	291,898
Bureau Veritas SA	1,703	132,498
Cap Gemini SA	4,881	187,243
Carrefour SA	18,651	496,348
Casino Guichard Perrachon et Compagnie	1,726	162,235
Christian Dior SA	1,842	260,777
CNP Assurances	5,195	79,586
Compagnie de St. Gobain	12,858	599,486
Compagnie Generale de Geophysique SA (a)	4,793	104,739
Credit Agricole SA	31,016	243,631
Danone	18,824	1,310,342
Dassault Systemes SA	2,047	172,718
Edenred	4,962	140,772
EDF SA	7,801	234,377
Eiffage SA	1,304	44,429
Eramet SA	113	17,827
Essilor International SA	6,381	462,727
Eurazeo SA	897	43,057
Eutelsat Communications	3,126	129,133
Fonciere Des Regions	959	70,870
France Telecom SA	59,824	1,075,721
GDF Suez	39,841	1,131,114
Gecina SA	738	73,106
Groupe Eurotunnel SA	18,033	163,361
ICADE	801	72,075
Iliad SA	624	73,039
Imerys	1,018	58,381
JC Decaux SA (a)	2,325	62,308
Klepierre SA	3,412	106,785
L'Oreal SA	4,868	537,666
L'Oreal SA	2,895	319,750
Lafarge SA	2,505	102,180
Lafarge SA (Bearer)	4,058	165,528
Lagardere S.C.A. (Reg.)	3,510	94,575
Legrand SA	6,642	235,909
LVMH Moet Hennessy - Louis Vuitton	8,178	1,360,934
Common Stocks - continued
	Shares	Value
France - continued
M6 Metropole Television SA	2,247	$ 38,622
Michelin CGDE Series B	5,724	417,302
Natixis SA	29,850	95,673
Neopost SA	1,042	79,513
Pernod-Ricard SA	6,331	591,399
Peugeot Citroen SA	4,836	106,244
PPR SA	2,480	387,481
Publicis Groupe SA	4,159	201,649
Renault SA	6,434	271,083
Safran SA	5,564	182,259
Sanofi-aventis	36,037	2,578,425
Schneider Electric SA	15,686	925,840
SCOR SE	5,319	124,474
Societe Generale Series A	20,404	595,803
Sodexo SA	3,017	218,406
Suez Environnement SA	9,230	144,914
Technip SA	3,129	297,573
Television Francaise 1 SA	3,424	46,281
Thales SA	3,216	113,825
Total SA	68,649	3,582,433
Unibail-Rodamco	2,962	592,322
Vallourec SA	3,710	225,805
Veolia Environnement	11,669	165,253
VINCI SA	14,124	697,799
Vivendi	39,377	885,525
Wendel SA	1,180	88,117
TOTAL FRANCE		29,001,852
Germany - 5.1%
adidas AG	6,688	473,513
Allianz AG	14,684	1,650,284
Axel Springer Verlag	1,445	58,552
BASF AG	29,701	2,186,280
Bayer AG	26,692	1,710,094
Bayerische Motoren Werke AG (BMW)	10,694	874,054
Beiersdorf AG	3,288	190,133
Brenntag AG	1,104	111,531
Celesio AG	2,454	38,851
Commerzbank AG (a)	114,629	282,846
Continental AG (a)	2,667	200,008
Daimler AG (Germany)	29,298	1,500,184
Deutsche Bank AG	30,018	1,241,381
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	6,410	$ 354,832
Deutsche Lufthansa AG	7,852	107,273
Deutsche Post AG	27,893	424,998
Deutsche Telekom AG	90,798	1,155,275
E.ON AG	58,043	1,406,503
Fraport AG Frankfurt Airport Services Worldwide	1,242	78,627
Fresenius Medical Care AG & Co. KGaA	6,666	485,660
Fresenius SE	3,714	366,519
GEA Group AG	5,334	147,376
Hannover Rueckversicherungs AG	1,959	97,205
HeidelbergCement AG	4,402	200,912
Henkel AG & Co. KGaA	4,160	203,914
Hochtief AG	1,386	101,256
Infineon Technologies AG	34,866	315,031
K&S AG	5,472	348,306
Kabel Deutschland Holding AG (a)	3,078	175,753
Lanxess AG	2,571	151,536
Linde AG	5,450	866,982
MAN SE	2,138	189,628
Merck KGaA	2,113	197,675
Metro AG	4,214	196,472
Munich Re Group	6,083	820,444
RWE AG	13,671	585,458
Salzgitter AG	1,118	63,342
SAP AG	29,601	1,790,170
Siemens AG	26,555	2,783,921
Suedzucker AG (Bearer)	1,968	57,725
Thyssenkrupp AG	12,689	366,220
TUI AG (a)	4,232	27,778
United Internet AG	3,622	71,503
Volkswagen AG	906	142,684
Wacker Chemie AG	527	53,320
TOTAL GERMANY		24,852,009
Greece - 0.1%
Alpha Bank AE (a)	14,486	19,847
Coca-Cola Hellenic Bottling Co. SA	6,178	121,834
EFG Eurobank Ergasias SA (a)	6,706	6,311
Greek Organization of Football Prognostics SA	6,659	77,409
Hellenic Petroleum SA	380	3,345
Hellenic Telecommunications Organization SA	6,993	38,710
Common Stocks - continued
	Shares	Value
Greece - continued
National Bank of Greece SA (a)	30,387	$ 72,330
Public Power Corp. of Greece	5,045	43,357
TOTAL GREECE		383,143
Hong Kong - 2.6%
AIA Group Ltd.	271,200	829,259
ASM Pacific Technology Ltd.	6,700	73,572
Bank of East Asia Ltd.	50,240	183,811
Beijing Enterprises Holdings Ltd.	16,500	91,309
BOC Hong Kong (Holdings) Ltd.	117,500	279,411
Cathay Pacific Airways Ltd.	41,000	74,422
Cheung Kong Holdings Ltd.	45,000	557,817
China Agri-Industries Holding Ltd.	60,000	47,832
China Everbright Ltd.	36,000	53,373
China Insurance International Holdings Co. Ltd. (a)	23,600	51,178
China Merchant Holdings International Co. Ltd.	32,872	101,434
China Mobile (Hong Kong) Ltd.	194,500	1,848,594
China Overseas Land & Investment Ltd.	138,000	255,354
China Resources Enterprise Ltd.	38,000	138,778
China Resources Power Holdings Co. Ltd.	54,000	95,907
China State Construction International Holdings Ltd.	32,000	24,646
China Unicom (Hong Kong) Ltd.	190,000	382,017
Citic Pacific Ltd.	42,000	75,905
CLP Holdings Ltd.	61,000	543,396
CNOOC Ltd.	576,000	1,088,847
Esprit Holdings Ltd.	34,169	49,420
Fosun International Ltd.	60,500	34,268
Franshion Properties China Ltd.	88,000	18,074
Fushan International Energy Group Ltd.	108,000	44,416
Galaxy Entertainment Group Ltd. (a)	45,000	91,005
Guangdong Investment Ltd.	84,000	50,567
Hang Lung Group Ltd.	27,000	164,092
Hang Lung Properties Ltd.	81,000	294,987
Hang Seng Bank Ltd.	24,200	312,046
Henderson Land Development Co. Ltd.	32,036	175,110
Hong Kong & China Gas Co. Ltd.	154,750	348,896
Hong Kong Exchanges and Clearing Ltd.	32,700	554,327
Hopewell Holdings Ltd.	19,500	50,641
Hutchison Whampoa Ltd.	68,000	621,958
Hysan Development Co. Ltd.	21,246	74,140
Kerry Properties Ltd.	23,000	84,408
Lenovo Group Ltd.	200,000	134,461
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Link (REIT)	70,494	$ 242,093
Minmetals Resources Ltd. (a)	32,000	16,435
MTR Corp. Ltd.	49,965	161,286
New World Development Co. Ltd.	71,482	75,303
New World Development Co. Ltd. rights 11/22/11 (a)	35,741	12,192
PCCW Ltd.	115,000	45,956
Poly (Hong Kong) Investments Ltd.	44,000	22,069
Power Assets Holdings Ltd.	45,500	345,746
Shanghai Industrial Holdings Ltd.	19,000	62,207
Shangri-La Asia Ltd.	44,000	88,375
Sino Land Ltd.	84,700	133,888
Sino-Ocean Land Holdings Ltd.	108,000	47,917
SJM Holdings Ltd.	58,000	99,415
Sun Hung Kai Properties Ltd.	45,000	619,595
Swire Pacific Ltd. (A Shares)	23,000	265,778
Wharf Holdings Ltd.	49,000	260,643
Wheelock and Co. Ltd.	32,000	94,019
Wing Hang Bank Ltd.	5,543	50,058
Yuexiu Property Co. Ltd.	136,000	20,990
TOTAL HONG KONG		12,563,643
Hungary - 0.1%
Magyar Telekom PLC	11,304	26,307
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,312	102,372
OTP Bank PLC	8,322	133,682
Richter Gedeon PLC	477	77,046
TOTAL HUNGARY		339,407
India - 1.7%
ABB Ltd. India	4	58
ACC Ltd.	1,395	34,096
Adani Enterprises Ltd.	7,440	72,675
Aditya Birla Nuvo Ltd.	1,956	35,985
Ambuja Cements Ltd.	20,868	66,154
Asian Paints India Ltd.	1,016	65,840
Axis Bank Ltd.	7,522	177,780
Bajaj Auto Ltd.	2,902	102,643
Bank of India	2,300	15,645
Bharat Heavy Electricals Ltd.	18,335	119,076
Bharat Petroleum Corp. Ltd.	2,206	28,207
Canara Bank	2,000	19,075
Cipla Ltd.	9,294	56,156
Common Stocks - continued
	Shares	Value
India - continued
Coal India Ltd.	16,654	$ 112,970
Dabur India Ltd.	17,296	35,816
DLF Ltd.	11,752	57,802
Dr. Reddy's Laboratories Ltd.	3,021	102,362
GAIL India Ltd.	12,837	110,893
GMR Infrastructure Ltd. (a)	45,888	25,894
HCL Technologies Ltd.	5,685	51,373
HDFC Bank Ltd.	48,991	488,585
Hero Motocorp Ltd.	2,731	121,813
Hindalco Industries Ltd.	36,147	99,927
Hindustan Unilever Ltd.	28,354	218,413
Housing Development and Infrastructure Ltd. (a)	3,089	6,280
Housing Development Finance Corp. Ltd.	34,982	492,296
ICICI Bank Ltd.	25,939	489,182
Indiabulls Real Estate Ltd.	12,600	19,281
Indiabulls Wholesale Services Ltd.	510	57
IndusInd Bank Ltd.	3,212	19,584
Infosys Ltd.	13,790	806,969
Infrastructure Development Finance Co. Ltd.	31,922	86,181
ITC Ltd.	72,017	314,113
Jaiprakash Associates Ltd.	34,617	54,454
Jindal Steel & Power Ltd.	11,714	134,258
JSW Steel Ltd.	3,154	42,110
Kotak Mahindra Bank Ltd.	9,236	96,615
Larsen & Toubro Ltd.	6,588	190,040
LIC Housing Finance Ltd.	10,141	48,501
Lupin Ltd.	5,233	50,351
Mahindra & Mahindra Ltd.	9,778	172,605
Maruti Suzuki India Ltd.	2,300	52,895
Mundra Port and SEZ Ltd.	14,651	49,116
NTPC Ltd.	16,573	60,734
Oil & Natural Gas Corp. Ltd.	24,705	140,395
Piramal Healthcare Ltd.	964	7,108
Power Grid Corp. of India Ltd.	33,600	72,019
Ranbaxy Laboratories Ltd.	4,641	47,606
Reliance Capital Ltd.	2,388	18,002
Reliance Communication Ltd.	16,737	27,210
Reliance Industries Ltd.	42,205	755,837
Reliance Infrastructure Ltd.	2,614	24,732
Reliance Power Ltd. (a)	13,343	26,006
Rural Electrification Corp. Ltd.	8,595	31,599
Satyam Computer Services Ltd. (a)	18,436	26,695
Common Stocks - continued
	Shares	Value
India - continued
Sesa Goa Ltd.	9,912	$ 41,833
Shriram Transport Finance Co. Ltd.	4,283	53,619
Siemens India Ltd.	2,535	44,372
State Bank of India	1,972	76,702
Steel Authority of India Ltd.	11,433	26,163
Sterlite Industries (India) Ltd.	42,804	110,746
Sun Pharmaceutical Industries Ltd.	9,604	98,879
Suzlon Energy Ltd. (a)	25,401	19,916
Tata Consultancy Services Ltd.	15,349	349,156
Tata Motors Ltd.	50,492	203,672
Tata Power Co. Ltd.	33,150	68,004
Tata Steel Ltd.	9,584	94,378
Titan Industries Ltd.	8,410	37,348
Ultratech Cement Ltd.	1,842	43,491
Unitech Ltd.	37,874	23,201
United Phosphorous Ltd.	7,795	23,326
United Spirits Ltd.	2,532	45,394
Wipro Ltd.	15,882	119,170
Zee Entertainment Enterprises Ltd.	17,545	43,779
Zee Learn Ltd. (a)	546	214
TOTAL INDIA		8,105,432
Indonesia - 0.7%
PT Astra Agro Lestari Tbk	10,000	23,950
PT Adaro Energy Tbk	478,000	107,814
PT Aneka Tambang Tbk	114,500	22,918
PT Astra International Tbk	63,000	485,777
PT Bank Central Asia Tbk	398,000	360,927
PT Bank Danamon Indonesia Tbk Series A	100,713	56,123
PT Bank Mandiri (Persero) Tbk	315,500	251,669
PT Bank Negara Indonesia (Persero) Tbk	232,489	104,193
PT Bank Rakyat Indonesia Tbk	356,500	268,033
PT Bumi Resources Tbk	502,000	131,120
PT Charoen Pokphand Indonesia Tbk	232,500	69,236
PT Gudang Garam Tbk	18,500	121,432
PT Indo Tambangraya Megah Tbk	12,000	59,863
PT Indocement Tunggal Prakarsa Tbk	47,000	85,867
PT Indofood Sukses Makmur Tbk	156,000	91,593
PT Indosat Tbk	54,500	32,641
PT International Nickel Indonesia Tbk	58,500	23,850
PT Kalbe Farma Tbk	158,000	61,501
PT Perusahaan Gas Negara Tbk Series B	354,000	116,769
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Semen Gresik (Persero) Tbk	95,000	$ 101,081
PT Tambang Batubbara Bukit Asam Tbk	27,000	55,368
PT Telkomunikasi Indonesia Tbk Series B	320,000	266,875
PT Unilever Indonesia Tbk	47,500	83,503
PT United Tractors Tbk	56,212	154,614
PT XL Axiata Tbk	70,000	39,150
TOTAL INDONESIA		3,175,867
Ireland - 0.2%
CRH PLC	23,415	422,726
Elan Corp. PLC (a)	15,696	186,169
James Hardie Industries NV CDI (a)	14,459	93,659
Kerry Group PLC Class A	4,482	167,347
Ryanair Holdings PLC	5,111	24,004
Ryanair Holdings PLC sponsored ADR (d)	1,650	47,471
TOTAL IRELAND		941,376
Isle of Man - 0.1%
Genting Singapore PLC (a)	200,000	273,177
Israel - 0.4%
Bank Hapoalim BM (Reg.)	33,014	129,233
Bank Leumi le-Israel BM	36,788	128,885
Bezeq Israeli Telecommunication Corp. Ltd.	53,864	114,860
Cellcom Israel Ltd.	119	2,623
Cellcom Israel Ltd. (Israel)	1,181	26,197
Delek Group Ltd.	121	24,033
Discount Investment Corp. Ltd.	153	1,632
Elbit Systems Ltd.	154	7,027
Elbit Systems Ltd. (Israel)	511	22,766
Israel Chemicals Ltd.	13,977	168,187
Israel Corp. Ltd. (Class A)	87	64,080
Israel Discount Bank Ltd. (Class A) (a)	31,143	51,959
Mizrahi Tefahot Bank Ltd.	5,106	44,369
Nice Systems Ltd. (a)	979	34,866
Nice Systems Ltd. sponsored ADR (a)	1,150	41,124
Ormat Industries Ltd.	833	5,090
Partner Communications Co. Ltd.	3,790	45,001
Teva Pharmaceutical Industries Ltd.	19,948	813,247
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,349	422,757
TOTAL ISRAEL		2,147,936
Common Stocks - continued
	Shares	Value
Italy - 1.5%
A2A SpA	27,910	$ 38,238
Assicurazioni Generali SpA	37,555	677,200
Atlantia SpA	9,745	149,021
Autogrill SpA	3,836	44,486
Banca Carige SpA	22,623	44,457
Banca Monte dei Paschi di Siena SpA	144,572	67,685
Banco Popolare Societa Cooperativa	58,641	87,646
Enel Green Power SpA	58,306	134,106
Enel SpA	211,796	999,486
ENI SpA	77,812	1,720,198
EXOR SpA	1,767	38,881
Fiat Industrial SpA (a)	23,953	209,002
Fiat SpA	23,574	144,851
Finmeccanica SpA	13,354	91,775
Intesa Sanpaolo SpA	326,474	583,283
Intesa Sanpaolo SpA (Risparmio Shares)	26,555	38,624
Luxottica Group SpA	3,732	109,994
Mediaset SpA	23,132	85,729
Mediobanca SpA	16,152	128,752
Parmalat SpA	12,806	28,515
Pirelli & C SpA	8,066	71,440
Prysmian SpA	6,653	100,818
Saipem SpA	8,746	392,156
Snam Rete Gas SpA	51,843	252,688
Telecom Italia SpA	309,889	385,643
Terna SpA	35,014	134,029
UniCredit SpA	435,746	511,369
Unione di Banche Italiane SCPA	28,172	107,605
TOTAL ITALY		7,377,677
Japan - 14.0%
ABC-Mart, Inc.	800	31,334
ACOM Co. Ltd. (a)	230	4,038
Advantest Corp.	4,100	47,725
Aeon Co. Ltd.	19,800	258,992
Aeon Credit Service Co. Ltd.	3,000	44,744
Aeon Mall Co. Ltd.	2,300	53,330
Air Water, Inc.	5,000	63,479
Aisin Seiki Co. Ltd.	6,200	196,112
Ajinomoto Co., Inc.	21,000	235,113
Alfresa Holdings Corp.	1,300	48,713
All Nippon Airways Ltd.	29,000	87,330
Common Stocks - continued
	Shares	Value
Japan - continued
Amada Co. Ltd.	12,000	$ 79,620
Aozora Bank Ltd.	17,000	42,982
Asahi Glass Co. Ltd.	32,000	280,258
Asahi Group Holdings	12,300	251,826
Asahi Kasei Corp.	41,000	243,175
Asics Corp.	5,000	66,294
Astellas Pharma, Inc.	14,200	519,409
Bank of Kyoto Ltd.	10,000	84,955
Bank of Yokohama Ltd.	40,000	183,160
Benesse Corp.	2,200	95,596
Bridgestone Corp.	20,800	487,762
Brother Industries Ltd.	7,800	101,810
Canon, Inc.	36,400	1,652,691
Casio Computer Co. Ltd.	8,800	53,916
Central Japan Railway Co.	49	416,897
Chiba Bank Ltd.	26,000	159,097
Chiyoda Corp.	6,000	69,103
Chubu Electric Power Co., Inc.	22,100	404,388
Chugai Pharmaceutical Co. Ltd.	7,200	112,793
Chugokun Electric Power Co.	9,200	136,909
Citizen Holdings Co. Ltd.	9,000	47,742
Coca-Cola West Co. Ltd.	1,800	32,150
Cosmo Oil Co. Ltd.	19,000	47,538
Credit Saison Co. Ltd.	5,000	97,582
Dai Nippon Printing Co. Ltd.	18,000	188,564
Dai-ichi Mutual Life Insurance Co.	284	323,461
Daicel Chemical Industries Ltd.	10,000	56,773
Daido Steel Co. Ltd.	9,000	54,545
Daihatsu Motor Co. Ltd.	6,000	105,598
Daiichi Sankyo Kabushiki Kaisha	21,600	419,625
Daikin Industries Ltd.	7,400	219,022
Dainippon Sumitomo Pharma Co. Ltd.	5,600	61,376
Daito Trust Construction Co. Ltd.	2,300	203,807
Daiwa House Industry Co. Ltd.	15,000	187,987
Daiwa Securities Group, Inc.	52,000	181,970
DeNA Co. Ltd.	3,100	133,818
Denki Kagaku Kogyo KK	14,000	53,261
Denso Corp.	15,600	479,812
Dentsu, Inc.	6,000	180,684
East Japan Railway Co.	10,800	654,870
Eisai Co. Ltd.	8,200	325,267
Electric Power Development Co. Ltd.	3,700	92,118
Common Stocks - continued
	Shares	Value
Japan - continued
Elpida Memory, Inc. (a)	8,800	$ 54,708
FamilyMart Co. Ltd.	2,200	86,498
Fanuc Corp.	6,100	986,437
Fast Retailing Co. Ltd.	1,700	305,419
Fuji Electric Co. Ltd.	21,000	61,287
Fuji Heavy Industries Ltd.	19,000	120,442
Fujifilm Holdings Corp.	15,200	372,055
Fujitsu Ltd.	60,000	320,900
Fukuoka Financial Group, Inc.	25,000	96,813
Furukawa Electric Co. Ltd.	22,000	61,461
GREE, Inc.	3,200	103,275
GS Yuasa Corp.	12,000	62,873
Gunma Bank Ltd.	13,000	66,541
Hakuhodo DY Holdings, Inc.	850	46,190
Hamamatsu Photonics KK	2,200	83,714
Hino Motors Ltd.	9,000	52,863
Hirose Electric Co. Ltd.	1,000	95,842
Hiroshima Bank Ltd.	15,000	66,731
Hisamitsu Pharmaceutical Co., Inc.	2,000	80,487
Hitachi Chemical Co. Ltd.	3,200	56,861
Hitachi Construction Machinery Co. Ltd. (d)	4,000	76,951
Hitachi High-Technologies Corp.	1,600	33,440
Hitachi Ltd.	144,000	771,692
Hitachi Metals Ltd.	5,000	56,713
Hokkaido Electric Power Co., Inc.	6,000	75,268
Hokuhoku Financial Group, Inc.	42,000	78,504
Hokuriku Electric Power Co., Inc.	5,300	84,449
Honda Motor Co. Ltd.	52,600	1,573,138
Hoya Corp.	14,500	316,819
Ibiden Co. Ltd.	3,600	79,508
Idemitsu Kosan Co. Ltd.	800	74,840
INPEX Corp.	71	468,808
Isetan Mitsukoshi Holdings Ltd.	11,500	117,154
Ishikawajima-Harima Heavy Industries Co. Ltd.	41,000	93,410
Isuzu Motors Ltd.	37,000	156,856
Itochu Corp.	48,100	475,791
ITOCHU Techno-Solutions Corp.	1,100	47,635
Iyo Bank Ltd.	7,000	65,681
J Front Retailing Co. Ltd.	16,000	70,072
Japan Petroleum Exploration Co. Ltd.	800	31,601
Japan Prime Realty Investment Corp.	24	57,482
Japan Real Estate Investment Corp.	16	136,493
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	65	$ 100,631
Japan Steel Works Ltd.	9,000	61,685
Japan Tobacco, Inc.	145	724,826
JFE Holdings, Inc.	14,500	276,008
JGC Corp.	7,000	197,230
Joyo Bank Ltd.	21,000	87,997
JS Group Corp.	8,500	178,260
JSR Corp.	5,600	106,918
JTEKT Corp.	6,700	73,275
Jupiter Telecommunications Co.	61	59,529
JX Holdings, Inc.	72,810	424,164
Kajima Corp.	29,000	93,109
Kamigumi Co. Ltd.	7,000	61,131
Kaneka Corp.	10,000	53,644
Kansai Electric Power Co., Inc.	24,300	358,505
Kansai Paint Co. Ltd.	7,000	65,717
Kao Corp.	16,700	438,170
Kawasaki Heavy Industries Ltd.	45,000	114,752
Kawasaki Kisen Kaisha Ltd.	25,000	50,997
KDDI Corp.	94	688,672
Keihin Electric Express Railway Co. Ltd.	15,000	134,751
Keio Corp.	18,000	123,426
Keisei Electric Railway Co.	9,000	60,604
Keyence Corp.	1,400	355,941
Kikkoman Corp.	6,000	66,358
Kinden Corp.	4,000	32,851
Kintetsu Corp. (d)	54,000	189,463
Kirin Holdings Co. Ltd.	26,000	318,138
Kobe Steel Ltd.	81,000	135,487
Koito Manufacturing Co. Ltd.	4,000	60,300
Komatsu Ltd.	30,300	749,258
Konami Corp.	3,100	101,029
Konica Minolta Holdings, Inc.	15,500	112,762
Kubota Corp.	38,000	313,015
Kuraray Co. Ltd.	10,900	152,607
Kurita Water Industries Ltd.	3,700	101,900
Kyocera Corp.	4,900	430,795
Kyowa Hakko Kirin Co., Ltd.	9,000	101,443
Kyushu Electric Power Co., Inc.	13,000	172,122
Lawson, Inc.	1,900	106,926
Mabuchi Motor Co. Ltd.	800	35,067
Makita Corp.	3,700	138,152
Common Stocks - continued
	Shares	Value
Japan - continued
Marubeni Corp.	55,000	$ 320,172
Marui Group Co. Ltd.	7,900	61,424
Maruichi Steel Tube Ltd.	1,500	33,604
Mazda Motor Corp. (a)	51,000	107,213
McDonald's Holdings Co. (Japan) Ltd.	2,200	57,831
Medipal Holdings Corp.	4,300	40,117
Meiji Holdings Co. Ltd.	2,200	96,466
Minebea Ltd.	9,000	32,076
Miraca Holdings, Inc.	1,700	64,843
Mitsubishi Chemical Holdings Corp.	45,000	272,819
Mitsubishi Corp.	44,900	923,575
Mitsubishi Electric Corp.	62,000	573,772
Mitsubishi Estate Co. Ltd.	40,000	677,568
Mitsubishi Gas Chemical Co., Inc.	14,000	91,385
Mitsubishi Heavy Industries Ltd.	98,000	399,355
Mitsubishi Logistics Corp.	4,000	43,995
Mitsubishi Materials Corp.	35,000	93,047
Mitsubishi Motors Corp. of Japan (a)	122,000	161,180
Mitsubishi Tanabe Pharma Corp.	7,300	126,286
Mitsubishi UFJ Financial Group, Inc.	411,400	1,788,147
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	65,885
Mitsui & Co. Ltd.	55,600	811,559
Mitsui Chemicals, Inc.	26,000	85,283
Mitsui Engineering & Shipbuilding Co.	27,000	42,890
Mitsui Fudosan Co. Ltd.	27,000	449,075
Mitsui OSK Lines Ltd.	38,000	146,433
Mizuho Financial Group, Inc.	737,260	1,032,067
MS&AD Insurance Group Holdings, Inc.	18,590	364,157
Murata Manufacturing Co. Ltd.	6,500	363,124
Nabtesco Corp.	3,400	74,475
Namco Bandai Holdings, Inc.	7,000	101,510
NEC Corp. (a)	88,000	195,839
NGK Insulators Ltd.	8,000	92,235
NGK Spark Plug Co. Ltd.	5,000	61,986
NHK Spring Co. Ltd.	6,000	54,921
Nidec Corp.	3,500	287,659
Nikon Corp.	11,100	248,573
Nintendo Co. Ltd.	3,200	482,848
Nippon Building Fund, Inc.	18	173,843
Nippon Electric Glass Co. Ltd.	12,000	107,668
Nippon Express Co. Ltd.	26,000	100,527
Nippon Meat Packers, Inc.	6,000	74,796
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Paper Group, Inc.	3,400	$ 77,933
Nippon Sheet Glass Co. Ltd.	30,000	64,698
Nippon Steel Corp.	164,000	427,638
Nippon Telegraph & Telephone Corp.	15,400	790,057
Nippon Yusen KK	49,000	123,596
Nishi-Nippon City Bank Ltd.	21,000	57,276
Nissan Motor Co. Ltd.	80,100	736,594
Nisshin Seifun Group, Inc.	6,000	73,753
Nisshin Steel Co. Ltd.	24,000	37,993
Nissin Food Holdings Co. Ltd.	2,000	77,046
Nitori Holdings Co. Ltd.	1,300	124,343
Nitto Denko Corp.	5,200	218,471
NKSJ Holdings, Inc.	12,200	244,029
NOK Corp.	3,600	60,933
Nomura Holdings, Inc.	114,000	434,416
Nomura Real Estate Holdings, Inc.	2,600	41,919
Nomura Real Estate Office Fund, Inc.	10	53,366
Nomura Research Institute Ltd.	2,900	65,230
NSK Ltd.	14,000	105,807
NTN Corp.	17,000	75,098
NTT Data Corp.	44	147,525
NTT DoCoMo, Inc.	492	873,925
NTT Urban Development Co.	26	17,902
Obayashi Corp.	21,000	96,425
Odakyu Electric Railway Co. Ltd.	20,000	187,412
Oji Paper Co. Ltd.	27,000	133,566
Olympus Corp. (d)	7,100	108,211
Omron Corp.	6,300	135,791
Ono Pharmaceutical Co. Ltd.	2,600	136,088
Oracle Corp. Japan	1,500	51,761
Oriental Land Co. Ltd.	1,700	168,969
ORIX Corp.	3,340	291,537
Osaka Gas Co. Ltd.	59,000	223,286
Otsuka Corp.	500	34,737
Otsuka Holdings Co. Ltd.	8,300	213,008
Panasonic Corp.	70,500	712,782
Rakuten, Inc.	241	264,227
Resona Holdings, Inc.	61,400	275,260
Ricoh Co. Ltd.	21,000	172,138
Rinnai Corp.	1,000	74,716
ROHM Co. Ltd.	3,000	152,874
Sankyo Co. Ltd. (Gunma)	1,800	94,074
Common Stocks - continued
	Shares	Value
Japan - continued
Santen Pharmaceutical Co. Ltd.	2,200	$ 82,100
SBI Holdings, Inc. Japan	797	66,373
Secom Co. Ltd.	7,000	331,094
Sega Sammy Holdings, Inc.	6,600	143,516
Seiko Epson Corp.	3,800	49,952
Sekisui Chemical Co. Ltd.	14,000	109,876
Sekisui House Ltd.	19,000	170,103
Seven & i Holdings Co., Ltd.	24,100	643,209
Seven Bank Ltd.	18	32,036
Sharp Corp.	32,000	295,015
Shikoku Electric Power Co., Inc.	5,700	145,724
Shimadzu Corp.	7,000	59,600
Shimamura Co. Ltd.	700	70,016
SHIMANO, Inc.	2,500	123,591
SHIMIZU Corp.	21,000	90,376
Shin-Etsu Chemical Co., Ltd.	13,200	677,970
Shinsei Bank Ltd.	39,000	42,870
Shionogi & Co. Ltd.	9,200	125,251
Shiseido Co. Ltd.	12,000	219,669
Shizuoka Bank Ltd.	19,000	184,365
Showa Denko KK	52,000	94,355
Showa Shell Sekiyu KK	5,800	41,985
SMC Corp.	1,700	264,455
SOFTBANK CORP.	27,800	902,382
Sojitz Corp.	43,100	73,153
Sony Corp.	32,200	671,888
Sony Financial Holdings, Inc.	5,800	96,495
Square Enix Holdings Co. Ltd.	2,000	38,018
Stanley Electric Co. Ltd.	5,100	74,636
Sumco Corp. (a)	3,500	35,397
Sumitomo Chemical Co. Ltd.	49,000	180,881
Sumitomo Corp.	36,200	448,255
Sumitomo Electric Industries Ltd.	23,600	261,698
Sumitomo Heavy Industries Ltd.	19,000	107,909
Sumitomo Metal Industries Ltd.	107,000	201,250
Sumitomo Metal Mining Co. Ltd.	17,000	234,044
Sumitomo Mitsui Financial Group, Inc.	43,400	1,213,251
Sumitomo Mitsui Trust Holdings, Inc.	98,250	336,267
Sumitomo Realty & Development Co. Ltd.	12,000	248,757
Sumitomo Rubber Industries Ltd.	5,900	73,717
Suzuken Co. Ltd.	2,600	62,213
Suzuki Motor Corp.	10,600	224,846
Common Stocks - continued
	Shares	Value
Japan - continued
Sysmex Corp.	2,400	$ 78,898
T&D Holdings, Inc.	18,400	182,431
Taisei Corp.	36,000	96,206
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,200	83,552
Taiyo Nippon Sanso Corp.	8,000	56,856
Takashimaya Co. Ltd.	9,000	63,903
Takeda Pharmaceutical Co. Ltd.	25,400	1,145,214
TDK Corp.	4,000	163,134
Teijin Ltd.	31,000	108,228
Terumo Corp.	5,400	274,409
The Chugoku Bank Ltd.	5,000	65,502
The Hachijuni Bank Ltd.	13,000	72,286
The Suruga Bank Ltd.	6,000	50,023
THK Co. Ltd.	4,000	77,966
Tobu Railway Co. Ltd.	32,000	152,741
Toho Co. Ltd.	3,900	67,092
Toho Gas Co. Ltd.	14,000	79,266
Tohoku Electric Power Co., Inc.	14,600	161,340
Tokio Marine Holdings, Inc.	23,100	550,878
Tokyo Electric Power Co.	48,000	176,095
Tokyo Electron Ltd.	5,700	303,185
Tokyo Gas Co. Ltd.	84,000	361,777
Tokyu Corp.	36,000	173,779
Tokyu Land Corp.	14,000	58,943
TonenGeneral Sekiyu KK	9,000	101,572
Toppan Printing Co. Ltd.	19,000	147,749
Toray Industries, Inc.	47,000	334,561
Toshiba Corp.	128,000	558,330
Tosoh Corp.	16,000	52,010
Toto Ltd.	10,000	83,161
Toyo Seikan Kaisha Ltd.	5,300	80,656
Toyo Suisan Kaisha Ltd.	3,000	76,569
Toyoda Gosei Co. Ltd.	2,500	44,106
Toyota Boshoku Corp.	1,600	19,388
Toyota Industries Corp.	5,600	157,470
Toyota Motor Corp.	89,000	2,955,247
Toyota Tsusho Corp.	7,300	115,211
Trend Micro, Inc.	3,300	118,026
Tsumura & Co.	2,100	59,070
Ube Industries Ltd.	33,000	96,758
Unicharm Corp.	3,700	165,722
Ushio, Inc.	3,000	44,360
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	780	$ 64,490
West Japan Railway Co.	5,600	237,322
Yahoo! Japan Corp.	460	147,753
Yakult Honsha Co. Ltd.	3,100	87,128
Yamada Denki Co. Ltd.	2,590	186,283
Yamaguchi Financial Group, Inc.	8,000	71,293
Yamaha Corp.	5,100	51,626
Yamaha Motor Co. Ltd. (a)	9,200	131,798
Yamato Holdings Co. Ltd.	13,200	218,856
Yamato Kogyo Co. Ltd.	1,600	40,476
Yamazaki Baking Co. Ltd.	4,000	53,036
Yaskawa Electric Corp.	6,000	51,558
Yokogawa Electric Corp. (a)	7,000	65,473
TOTAL JAPAN		67,600,396
Korea (South) - 3.3%
Amorepacific Corp.	112	126,292
BS Financial Group, Inc. (a)	6,770	74,233
Celltrion, Inc.	2,180	72,707
Cheil Industries, Inc.	1,653	145,473
CJ CheilJedang Corp.	249	68,459
Daelim Industrial Co.	931	80,355
Daewoo Engineering & Construction Co. Ltd. (a)	2,660	24,304
Daewoo International Corp.	1,062	30,878
Daewoo Securities Co. Ltd.	5,270	50,561
Daewoo Securities Co. Ltd. rights 11/1/11 (a)	1,763	4,232
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,300	80,846
DGB Financial Group Co. Ltd. (a)	4,620	57,302
Dongbu Insurance Co. Ltd.	1,320	55,364
Dongkuk Steel Mill Co. Ltd.	1,070	24,688
Doosan Co. Ltd.	382	48,123
Doosan Heavy Industries & Construction Co. Ltd.	1,464	77,527
Doosan Infracore Co. Ltd. (a)	3,270	55,713
E-Mart Co. Ltd. (a)	657	169,110
GS Engineering & Construction Corp.	1,138	98,597
GS Holdings Corp.	1,620	92,967
Hana Financial Group, Inc.	7,400	263,367
Hanjin Heavy Industries & Consolidated Co. Ltd.	1,084	19,111
Hanjin Shipping Co. Ltd.	1,079	10,574
Hanjin Shipping Co. Ltd. rights 11/4/11 (a)	456	1,476
Hanjin Shipping Holdings Co. Ltd.	12	93
Hankook Tire Co. Ltd.	2,100	83,507
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hanwha Chemical Corp.	2,830	$ 73,403
Hanwha Corp.	1,560	54,546
Hite Jinro Co. Ltd.	90	2,045
Honam Petrochemical Corp.	445	120,944
Hynix Semiconductor, Inc.	16,720	337,105
Hyosung Corp.	816	46,886
Hyundai Department Store Co. Ltd.	507	72,420
Hyundai Engineering & Construction Co. Ltd.	2,085	132,174
Hyundai Glovis Co. Ltd.	399	74,457
Hyundai Heavy Industries Co. Ltd.	1,374	365,714
Hyundai Hysco Co. Ltd.	1,140	43,964
Hyundai Industrial Development & Construction Co.	2,200	45,264
Hyundai Merchant Marine Co. Ltd.	1,800	46,306
Hyundai Mipo Dockyard Co. Ltd.	312	33,780
Hyundai Mobis	2,179	621,285
Hyundai Motor Co.	4,907	984,527
Hyundai Securities Co. Ltd.	2,880	24,692
Hyundai Steel Co.	1,913	172,947
Hyundai Wia Corp.	435	55,980
Industrial Bank of Korea	5,730	74,945
Kangwon Land, Inc.	3,530	93,753
KB Financial Group, Inc.	11,473	442,827
KB Financial Group, Inc. ADR	362	14,136
KCC Corp.	129	31,152
Kia Motors Corp.	7,622	486,838
Korea Electric Power Corp. (a)	8,230	183,602
Korea Electric Power Corp. sponsored ADR (a)(d)	520	5,736
Korea Exchange Bank	9,580	70,649
Korea Gas Corp.	823	27,685
Korea Investment Holdings Co. Ltd.	1,480	48,978
Korea Kumho Petrochemical Co.	365	61,627
Korea Life Insurance Co. Ltd.	4,200	23,376
Korea Zinc Co. Ltd.	280	81,764
Korean Air Lines Co. Ltd.	947	41,893
KP Chemical Corp.	1,070	15,038
KT Corp.	900	30,053
KT Corp. sponsored ADR	3,220	53,710
KT&G Corp.	3,705	230,905
LG Chemical Ltd.	1,498	481,580
LG Corp.	3,197	186,401
LG Display Co. Ltd.	7,200	145,649
LG Display Co. Ltd. sponsored ADR	460	4,628
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Electronics, Inc.	3,034	$ 200,108
LG Household & Health Care Ltd.	303	136,335
LG Innotek Co. Ltd.	229	15,051
LG Telecom Ltd.	6,738	39,978
Lotte Confectionery Co. Ltd.	21	32,715
Lotte Shopping Co. Ltd.	323	115,493
LS Cable Ltd.	548	38,858
LS Industrial Systems Ltd.	371	18,155
Mando Corp.	346	59,042
Mirae Asset Securities Co. Ltd.	566	17,947
NCsoft Corp.	489	153,155
NHN Corp. (a)	1,350	280,587
OCI Co. Ltd.	486	99,372
POSCO	1,998	689,701
POSCO sponsored ADR (d)	336	28,869
S-Oil Corp.	1,378	142,466
S1 Corp.	624	32,354
Samsung C&T Corp.	4,087	251,755
Samsung Card Co. Ltd.	1,431	53,424
Samsung Electro-Mechanics Co. Ltd.	1,955	147,529
Samsung Electronics Co. Ltd.	3,410	2,924,586
Samsung Electronics Co. Ltd.:
GDR	268	115,320
GDR (e)	56	15,708
Samsung Engineering Co. Ltd.	947	192,703
Samsung Fire & Marine Insurance Co. Ltd.	1,082	229,213
Samsung Heavy Industries Ltd.	5,650	171,729
Samsung Life Insurance Co. Ltd.	1,726	133,362
Samsung SDI Co. Ltd.	1,092	131,051
Samsung Securities Co. Ltd.	1,762	90,706
Samsung Securities Co. Ltd. rights 11/24/11 (a)	208	2,169
Samsung Techwin Co. Ltd.	1,376	73,274
Seoul Semiconductor Co. Ltd.	1,110	22,604
Shinhan Financial Group Co. Ltd.	13,106	520,158
Shinhan Financial Group Co. Ltd. sponsored ADR	225	17,910
Shinsegae Co. Ltd.	244	61,137
SK C&C Co. Ltd.	508	68,724
SK Energy Co. Ltd.	1,877	281,400
SK Holdings Co. Ltd.	784	103,982
SK Networks Co. Ltd.	2,930	29,251
SK Telecom Co. Ltd.	331	43,910
SK Telecom Co. Ltd. sponsored ADR (d)	3,790	56,054
Common Stocks - continued
	Shares	Value
Korea (South) - continued
STX Pan Ocean Co. Ltd. (Korea)	2,670	$ 17,479
Woongjin Coway Co. Ltd.	1,610	55,256
Woori Finance Holdings Co. Ltd.	11,840	112,844
Woori Investment & Securities Co. Ltd.	1,850	20,184
Woori Investment & Securities Co. Ltd. rights 11/23/11 (a)	657	1,418
Yuhan Corp.	222	24,291
TOTAL KOREA (SOUTH)		16,030,540
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	27,575	571,796
Kernel Holding SA (a)	1,513	32,587
Millicom International Cellular SA (depositary receipt)	2,484	273,754
SES SA FDR (France) unit	9,832	251,720
Subsea 7 SA (a)	9,323	202,783
Tenaris SA	15,739	251,573
TOTAL LUXEMBOURG		1,584,213
Malaysia - 0.8%
AirAsia Bhd	39,500	49,640
AMMB Holdings Bhd	51,500	99,838
Axiata Group Bhd	82,700	130,712
Berjaya Group Bhd	109,600	36,802
Berjaya Sports Toto Bhd	20,900	28,996
British American Tobacco (Malaysia) Bhd	4,100	61,726
Bumiputra-Commerce Holdings Bhd	147,700	362,547
Bursa Malaysia Bhd	14,700	32,373
DiGi.com Bhd	10,200	105,031
Gamuda Bhd	49,875	54,839
Genting Bhd	63,500	221,171
Genting Malaysia Bhd	92,200	114,694
Genting Plantations Bhd	10,900	25,971
Hong Leong Bank Bhd	19,800	68,113
Hong Leong Credit Bhd	7,600	29,416
IGB Corp. Bhd	4,040	2,607
IJM Corp. Bhd	42,600	78,690
IOI Corp. Bhd	98,800	167,851
Kuala Lumpur Kepong Bhd	14,700	100,302
Lafarge Malayan Cement Bhd	12,700	29,215
Malayan Banking Bhd	112,140	304,452
Malaysia Airports Holdings Bhd	9,000	18,484
Malaysia Marine and Heavy Engineering Sdn Bhd	18,900	38,534
Malaysian Airline System Bhd (a)	14,900	7,088
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysian Plantations Bhd	24,900	$ 28,498
Maxis Bhd	71,500	124,340
MISC Bhd	38,000	86,157
MMC Corp. Bhd	24,800	21,682
Parkson Holdings Bhd	16,371	29,719
Petronas Chemicals Group Bhd	77,900	162,509
Petronas Dagangan Bhd	7,300	38,619
Petronas Gas Bhd	23,500	99,988
PLUS Expressways Bhd	45,400	65,345
PPB Group Bhd	15,300	84,734
Public Bank Bhd	42	174
Public Bank Bhd (For. Reg.)	32,800	135,504
RHB Capital Bhd	16,516	41,299
Sime Darby Bhd	89,500	258,179
SP Setia Bhd	27,150	33,876
Telekom Malaysia Bhd	36,900	50,812
Tenaga Nasional Bhd	91,725	177,915
UEM Land Holdings Bhd (a)	21,000	14,930
UMW Holdings Bhd	20,600	44,387
YTL Corp. Bhd	122,200	58,902
YTL Power International Bhd	81,800	50,630
TOTAL MALAYSIA		3,777,291
Mauritius - 0.0%
Golden Agri-Resources Ltd.	206,000	105,418
Mexico - 1.1%
Alfa SA de CV Series A	8,900	103,759
America Movil SAB de CV Series L	1,325,246	1,692,356
Cemex SA de CV unit	345,464	150,426
Coca-Cola FEMSA SAB de CV Series L	9,200	83,027
Compartamos SAB de CV	35,800	55,339
Embotelladoras Arca SAB de CC	10,862	51,537
Fomento Economico Mexicano SAB de CV unit	62,700	420,820
Grupo Aeroportuario del Pacifico SA de CV Series B	17,000	59,474
Grupo Bimbo Sab de CV Series A	55,200	113,590
Grupo Carso SA de CV Series A1	18,000	46,499
Grupo Elektra SA de CV	2,255	173,281
Grupo Financiero Banorte SAB de CV Series O	52,900	180,740
Grupo Financiero Inbursa SAB de CV Series O	61,800	132,182
Grupo Mexico SA de CV Series B	125,600	348,979
Grupo Modelo SAB de CV Series C	19,400	123,055
Grupo Televisa SA de CV	80,000	342,158
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	4,605	$ 185,308
Kimberly-Clark de Mexico SA de CV Series A	16,800	95,628
Mexichem SAB de CV	25,700	88,483
Minera Frisco SAB de CV (a)	20,900	81,857
Telefonos de Mexico SA de CV Series L	181,400	142,313
Urbi, Desarrollos Urbanos, SA de CV (a)	11,900	15,125
Wal-Mart de Mexico SA de CV Series V	199,300	514,853
TOTAL MEXICO		5,200,789
Morocco - 0.0%
Attijariwafa Bank	1,117	50,753
Douja Promotion Groupe Addoha SA	3,268	30,784
Maroc Telecom SA	5,232	91,934
TOTAL MOROCCO		173,471
Netherlands - 1.8%
AEGON NV (a)	56,993	271,836
Akzo Nobel NV	7,587	401,244
ASML Holding NV (Netherlands)	13,734	576,210
Corio NV	1,788	91,306
Delta Lloyd NV	3,472	61,431
European Aeronautic Defence and Space Co. EADS NV	13,072	386,591
Fugro NV (Certificaten Van Aandelen) unit	2,174	128,557
Heineken Holding NV (A Shares)	3,533	151,740
Heineken NV (Bearer)	8,427	409,457
ING Groep NV (Certificaten Van Aandelen) (a)	123,546	1,065,241
Koninklijke Ahold NV	37,409	479,652
Koninklijke Boskalis Westminster NV	2,413	84,820
Koninklijke KPN NV	49,243	647,128
Koninklijke Philips Electronics NV	32,267	671,790
PostNL NV	11,386	58,002
QIAGEN NV (a)	8,114	113,076
Randstad Holdings NV	3,829	136,581
Reed Elsevier NV	22,860	281,940
Royal DSM NV	4,858	250,230
SBM Offshore NV	5,071	112,284
STMicroelectronics NV	20,346	141,015
TNT Express NV	11,826	101,027
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	52,825	1,823,976
Vopak NV	2,270	117,490
Wolters Kluwer NV (Certificaten Van Aandelen)	9,995	177,120
TOTAL NETHERLANDS		8,739,744
Common Stocks - continued
	Shares	Value
New Zealand - 0.1%
Auckland International Airport Ltd.	30,701	$ 58,331
Contact Energy Ltd.	9,220	41,744
Fletcher Building Ltd.	20,523	110,342
Sky City Entertainment Group Ltd.	20,678	59,182
Telecom Corp. of New Zealand Ltd.	66,135	134,983
TOTAL NEW ZEALAND		404,582
Norway - 0.5%
Aker Solutions ASA	5,618	65,336
DnB NOR ASA	32,330	377,152
Gjensidige Forsikring ASA	6,694	73,582
Norsk Hydro ASA	31,343	163,651
Orkla ASA (A Shares)	24,002	209,084
Renewable Energy Corp. ASA (a)(d)	19,198	18,655
StatoilHydro ASA	35,818	909,093
Telenor ASA	24,104	430,336
Yara International ASA	5,965	284,129
TOTAL NORWAY		2,531,018
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	6,078	248,773
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	71,500	68,674
Aboitiz Power Corp.	53,200	36,997
Alliance Global Group, Inc.	102,800	25,558
Ayala Land, Inc.	160,700	60,910
Banco de Oro Universal Bank	23,710	31,309
Bank of the Philippine Islands (BPI)	40,616	55,730
Globe Telecom, Inc.	1,250	26,651
Jollibee Food Corp.	13,280	28,220
Manila Electric Co.	8,630	48,985
Metropolitan Bank & Trust Co.	31,637	53,019
Philippine Long Distance Telephone Co.	1,235	68,893
PNOC Energy Development Corp.	236,700	33,866
SM Investments Corp.	5,720	74,728
SM Prime Holdings, Inc.	193,400	58,970
Yala Corp.	5,400	38,808
TOTAL PHILIPPINES		711,318
Poland - 0.3%
Asseco Poland SA	1,622	25,321
Bank Handlowy w Warszawie SA	855	20,163
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Millennium SA	19,139	$ 26,779
Bank Polska Kasa Opieki SA	3,969	184,697
BRE Bank SA (a)	381	32,896
Cyfrowy Polsat SA	5,835	27,135
ENEA SA	3,100	18,520
Getin Holding SA (a)	8,451	22,772
Globe Trade Centre SA (a)	3,353	12,019
Grupa Lotos SA (a)	3,064	27,630
Jastrzebska Spolka Weglowa SA (a)	1,600	46,837
KGHM Polska Miedz SA (Bearer)	4,757	231,089
Polish Oil & Gas Co.	64,512	80,528
Polska Grupa Energetyczna SA	20,614	127,039
Polski Koncern Naftowy Orlen SA (a)	10,049	124,649
Powszechna Kasa Oszczednosci Bank SA	19,759	225,523
Powszechny Zaklad Ubezpieczen SA	1,777	188,573
Synthos SA	13,871	18,492
Tauron Polska Energia SA	40,947	71,326
Telekomunikacja Polska SA	22,761	120,947
TVN SA	4,824	19,309
TOTAL POLAND		1,652,244
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)	83,643	17,942
Banco Espirito Santo SA (Reg.)	19,627	42,644
Cimpor-Cimentos de Portugal SGPS SA	7,305	54,469
Energias de Portugal SA	61,419	194,220
Galp Energia SGPS SA Class B	7,203	149,324
Jeronimo Martins SGPS SA	6,689	115,711
Portugal Telecom SGPS SA (Reg.)	22,121	158,214
TOTAL PORTUGAL		732,524
Russia - 1.5%
Federal Grid Co. Unified Energy System JSC (a)	9,282,410	86,686
Federal Grid Co. Unified Energy System JSC rights (a)	58,040	1
Gazprom Neft (a)	467	1,976
Gazprom Neft sponsored ADR	150	3,101
Gazprom OAO	40,634	241,075
Gazprom OAO sponsored ADR (Reg. S)	151,514	1,768,168
Inter Rao Ues JSC (a)	46,847,000	58,325
LSR Group OJSC GDR (Reg. S)	4,100	19,639
Lukoil Oil Co. (a)	665	38,684
Lukoil Oil Co. sponsored ADR (United Kingdom)	15,736	915,835
Magnit OJSC:
rights 11/29/11 (a)	184	0
GDR (Reg. S)	7,589	193,899
Common Stocks - continued
	Shares	Value
Russia - continued
Mechel Steel Group OAO sponsored ADR	4,594	$ 60,365
Mobile TeleSystems OJSC sponsored ADR	17,266	246,731
Norilsk Nickel OJSC (a)	313	61,772
Norilsk Nickel OJSC ADR	15,280	299,030
Novolipetsk Steel OJSC GDR (Reg. S)	2,352	64,021
NOVATEK OAO GDR	2,959	415,444
Raspadskaya OAO (a)	6,570	21,812
Rosneft Oil Co. OJSC	1,806	13,033
Rosneft Oil Co. OJSC GDR (Reg. S)	50,439	358,873
Rostelecom sponsored ADR	6,849	209,579
RusHydro JSC	144,700	5,469
RusHydro JSC sponsored ADR	36,086	136,044
Sberbank of Russia	280,115	760,100
Severstal JSC (a)	285	4,175
Severstal JSC GDR (Reg. S)	6,201	91,093
Sistema JSFC sponsored GDR	2,626	45,010
Surgutneftegaz JSC:
(Reg.) (a)	10,100	8,752
sponsored ADR	21,940	189,013
Tatneft OAO sponsored ADR	7,949	236,006
TMK OAO GDR (Reg. S)	1,322	17,054
Uralkali JSC	1,055	9,383
Uralkali JSC GDR (Reg. S)	8,768	380,531
VTB Bank JSC (a)	2,224,000	5,397
VTB Bank JSC unit	40,645	195,584
TOTAL RUSSIA		7,161,660
Singapore - 1.1%
Ascendas Real Estate Investment Trust	53,000	86,197
CapitaLand Ltd.	84,000	180,909
CapitaMall Trust	68,000	101,573
CapitaMalls Asia Ltd.	49,000	52,779
City Developments Ltd.	16,000	137,929
ComfortDelgro Corp. Ltd.	56,000	62,029
Cosco Corp. Singapore Ltd.	27,000	21,596
DBS Group Holdings Ltd.	56,841	555,011
Fraser & Neave Ltd.	28,000	136,324
Global Logistic Properties Ltd.	63,000	87,685
Hutchison Port Holdings Trust	172,000	114,112
Jardine Cycle & Carriage Ltd.	4,000	143,741
Keppel Corp. Ltd.	45,400	339,748
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Land Ltd.	21,000	$ 46,313
Neptune Orient Lines Ltd.	20,000	17,930
Olam International Ltd.	41,363	82,824
Oversea-Chinese Banking Corp. Ltd.	82,404	551,494
SembCorp Industries Ltd.	33,000	108,759
SembCorp Marine Ltd.	24,000	79,573
Singapore Airlines Ltd.	18,000	166,724
Singapore Exchange Ltd.	27,000	144,040
Singapore Press Holdings Ltd.	48,000	148,490
Singapore Technologies Engineering Ltd.	46,000	103,012
Singapore Telecommunications Ltd.	256,000	647,016
StarHub Ltd.	21,000	46,986
United Overseas Bank Ltd.	40,856	553,913
UOL Group Ltd.	17,000	60,078
Wilmar International Ltd.	63,000	271,926
Yangzijiang Shipbuilding Holdings Ltd.	69,000	51,089
TOTAL SINGAPORE		5,099,800
South Africa - 1.7%
Absa Group Ltd.	8,869	159,582
African Bank Investments Ltd.	22,144	96,095
African Rainbow Minerals Ltd.	3,488	80,613
Anglo Platinum Ltd.	2,157	156,129
AngloGold Ashanti Ltd.	12,226	552,543
ArcelorMittal South Africa Ltd.	5,542	47,101
Aspen Pharmacare Holdings Ltd.	8,491	101,907
Aveng Ltd.	13,475	62,992
Barloworld Ltd.	6,800	57,064
Bidvest Group Ltd.	9,904	197,299
Discovery Holdings Ltd.	9,517	49,766
Exxaro Resources Ltd.	4,037	91,307
FirstRand Ltd.	92,876	231,011
Foschini Ltd.	7,321	92,376
Gold Fields Ltd.	23,391	405,428
Growthpoint Properties Ltd.	48,084	111,784
Harmony Gold Mining Co. Ltd.	12,388	161,957
Impala Platinum Holdings Ltd.	16,566	382,949
Imperial Holdings Ltd.	5,668	83,917
Investec Ltd.	7,933	48,720
Kumba Iron Ore Ltd.	2,768	164,619
Liberty Holdings Ltd.	4,075	41,888
Life Healthcare Group Holdings Ltd.	23,716	57,704
Common Stocks - continued
	Shares	Value
South Africa - continued
Massmart Holdings Ltd.	3,602	$ 72,074
Mmi Holdings Ltd.	34,298	73,684
MTN Group Ltd.	54,893	958,101
Naspers Ltd. Class N	12,339	590,791
Nedbank Group Ltd.	6,468	114,914
Netcare Ltd.	32,557	57,022
Northam Platinum Ltd.	4,875	18,889
Pick 'n Pay Stores Ltd.	8,638	43,265
Pretoria Portland Cement Co. Ltd.	16,365	49,613
Rand Merchant Insurance Holdings Ltd.	24,014	39,941
Redefine Properties Ltd. unit	80,395	81,547
Remgro Ltd.	14,605	221,754
Reunert Ltd.	4,667	36,989
RMB Holdings Ltd.	23,833	75,226
Sanlam Ltd.	57,625	215,287
Sappi Ltd. (a)	18,520	54,372
Sasol Ltd.	17,631	792,834
Shoprite Holdings Ltd.	13,175	193,085
Spar Group Ltd.	5,543	67,748
Standard Bank Group Ltd.	39,131	482,216
Steinhoff International Holdings Ltd.	34,444	103,293
Telkom SA Ltd.	6,166	23,805
Tiger Brands Ltd.	5,010	144,379
Transportation Hex Group Ltd. (a)	136	51
Truworths International Ltd.	13,679	138,233
Vodacom Group (Pty) Ltd.	11,645	131,911
Woolworths Holdings Ltd.	22,925	116,672
TOTAL SOUTH AFRICA		8,332,447
Spain - 2.3%
Abertis Infraestructuras SA	12,563	207,501
Acerinox SA	2,823	37,583
Actividades de Construccion y Servicios SA (ACS)	4,609	175,087
Amadeus IT Holding SA Class A	8,880	167,868
Banco Bilbao Vizcaya Argentaria SA	139,709	1,257,551
Banco de Sabadell SA (d)	35,246	127,308
Banco Popular Espanol SA	29,906	137,860
Banco Santander SA (Spain)	273,103	2,311,840
Bankia SA (d)	28,900	146,181
Bankinter SA	5,741	35,355
Cintra Concesiones de Infrastructuras de Transporte SA	11,865	151,064
Criteria CaixaCorp SA	24,180	118,592
Common Stocks - continued
	Shares	Value
Spain - continued
Distribuidora Internacional de Alimentacion SA (a)	19,800	$ 90,561
EDP Renovaveis SA (a)	8,323	49,989
Enagas SA	5,968	117,858
Fomento Construcciones y Contratas SA (FOCSA)	1,392	36,178
Gas Natural SDG SA	10,924	203,863
Grifols SA (a)	4,922	91,854
Grupo Acciona SA	905	85,954
Iberdrola SA	126,538	920,760
Inditex SA	6,986	635,763
Indra Sistemas	3,093	52,050
International Consolidated Airlines Group SA (a)	18,197	48,301
International Consolidated Airlines Group SA CDI (a)	12,980	34,798
MAPFRE SA (Reg.)	25,993	95,721
Mediaset Espana Comunicacion	6,337	42,095
Red Electrica Corporacion SA	3,625	175,457
Repsol YPF SA	25,508	773,081
Telefonica SA	132,795	2,822,516
Zardoya Otis SA	4,425	59,829
TOTAL SPAIN		11,210,418
Sweden - 2.0%
Alfa Laval AB	10,871	203,595
ASSA ABLOY AB (B Shares)	10,565	257,823
Atlas Copco AB:
(A Shares)	21,421	468,863
(B Shares)	12,507	244,402
Boliden AB	8,760	125,228
Electrolux AB (B Shares)	7,615	142,266
Getinge AB (B Shares)	6,526	169,568
H&M Hennes & Mauritz AB (B Shares)	32,884	1,088,979
Hexagon AB (B Shares)	7,921	122,225
Holmen AB (B Shares)	1,500	42,518
Husqvarna AB (B Shares)	14,922	75,874
Industrivarden AB Series C	4,429	55,468
Investment AB Kinnevik	6,493	136,342
Investor AB (B Shares)	14,977	294,277
Modern Times Group MTG AB (B Shares)	1,670	88,578
Nordea Bank AB	85,673	783,857
Ratos AB (B Shares)	6,135	82,057
Sandvik AB	32,120	444,144
Scania AB (B Shares)	10,754	181,445
Securitas AB (B Shares)	10,484	96,003
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	46,140	$ 291,367
Skanska AB (B Shares)	13,162	216,017
SKF AB (B Shares)	12,699	283,605
SSAB Svenskt Stal AB (A Shares)	4,717	45,799
Svenska Cellulosa AB (SCA) (B Shares)	18,927	276,667
Svenska Handelsbanken AB (A Shares)	15,813	455,747
Swedbank AB (A Shares)	26,113	367,890
Swedish Match Co.	6,686	231,360
Tele2 AB (B Shares)	10,173	214,709
Telefonaktiebolaget LM Ericsson (B Shares)	96,773	1,008,391
TeliaSonera AB	69,864	487,046
Volvo AB (B Shares)	43,910	549,923
TOTAL SWEDEN		9,532,033
Switzerland - 5.6%
ABB Ltd. (Reg.)	70,597	1,329,397
Actelion Ltd.	3,463	128,923
Adecco SA (Reg.)	4,172	201,623
Aryzta AG	2,747	132,881
Baloise Holdings AG	1,437	117,655
Compagnie Financiere Richemont SA Series A	16,817	962,970
Credit Suisse Group	36,855	1,063,239
GAM Holding Ltd.	6,592	79,250
Geberit AG (Reg.)	1,180	242,710
Givaudan SA	271	247,669
Holcim Ltd. (Reg.)	7,861	501,642
Julius Baer Group Ltd.	6,614	251,280
Kuehne & Nagel International AG	1,682	209,495
Lindt & Spruengli AG	4	147,684
Lindt & Spruengli AG (participation certificate)	30	92,713
Lonza Group AG	1,681	112,252
Nestle SA	112,192	6,507,404
Novartis AG	75,559	4,257,850
Pargesa Holding SA	911	71,474
Roche Holding AG (participation certificate)	22,733	3,748,465
Schindler Holding AG:
(participation certificate)	1,588	186,749
(Reg.)	725	85,343
SGS SA (Reg.)	172	295,960
Sika AG (Bearer)	63	123,983
Sonova Holding AG Class B	1,583	168,663
Straumann Holding AG	293	51,752
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	812	$ 95,306
Swiss Life Holding AG	957	118,650
Swiss Re Ltd.	11,277	619,782
Swisscom AG	735	297,082
Syngenta AG (Switzerland)	3,055	931,188
The Swatch Group AG:
(Bearer)	1,020	431,921
(Reg.)	1,350	100,225
Transocean Ltd. (Switzerland)	10,230	582,873
UBS AG (a)	117,707	1,488,029
Zurich Financial Services AG	4,714	1,094,767
TOTAL SWITZERLAND		27,078,849
Taiwan - 2.5%
Acer, Inc.	85,013	97,070
Advanced Semiconductor Engineering, Inc.	157,947	139,573
Advantech Co. Ltd.	10,400	28,305
Asia Cement Corp.	61,475	74,050
ASUSTeK Computer, Inc.	21,422	148,930
AU Optronics Corp.	240,000	103,444
Capital Securities Corp.	59,040	22,677
Catcher Technology Co. Ltd.	17,000	94,716
Cathay Financial Holding Co. Ltd.	212,919	253,915
Chang Hwa Commercial Bank	131,190	84,437
Cheng Shin Rubber Industry Co. Ltd.	52,400	119,520
Cheng Uei Precision Industries Co. Ltd.	13,139	29,522
Chicony Electronics Co. Ltd.	22,313	37,285
Chimei Innolux Corp. (a)	173,341	69,629
China Airlines Ltd.	90,000	45,282
China Development Finance Holding Corp.	287,543	90,993
China Life Insurance Co. Ltd.	56,639	62,776
China Motor Co. Ltd.	10,000	9,559
China Petrochemical Development Corp.	55,000	63,872
China Steel Corp.	351,340	349,551
Chinatrust Financial Holding Co. Ltd.	301,016	197,285
Chunghwa Picture Tubes, Ltd. (a)	73,551	4,478
Chunghwa Telecom Co. Ltd.	121,400	406,160
Clevo Co. Ltd.	15,000	26,254
CMC Magnetics Corp. (a)	44,000	8,749
Compal Communications, Inc.	1,000	1,429
Compal Electronics, Inc.	132,394	121,508
Coretronic Corp.	16,000	12,037
Common Stocks - continued
	Shares	Value
Taiwan - continued
Delta Electronics, Inc.	59,000	$ 138,724
E Ink Holdings, Inc.	27,000	55,119
E.Sun Financial Holdings Co. Ltd.	126,324	62,957
Epistar Corp.	28,000	51,841
Eternal Chemical Co. Ltd.	22,260	18,276
EVA Airways Corp.	45,100	32,626
Evergreen International Storage & Transport Corp.	23,000	13,717
Evergreen Marine Corp. (Taiwan)	35,199	19,298
Everlight Electronics Co. Ltd.	10,000	18,493
Far East Department Stores Co. Ltd.	33,246	50,830
Far Eastern Textile Ltd.	94,487	111,090
Far EasTone Telecommunications Co. Ltd.	56,000	91,833
Farglory Land Development Co. Ltd.	5,000	8,441
Feng Hsin Iron & Steel Co.	12,000	20,180
First Financial Holding Co. Ltd.	183,268	121,652
Formosa Chemicals & Fibre Corp.	96,000	277,830
Formosa International Hotel Corp.	1,100	16,077
Formosa Petrochemical Corp.	34,000	106,929
Formosa Plastics Corp.	130,000	382,342
Formosa Taffeta Co. Ltd.	24,000	22,174
Foxconn Technology Co. Ltd.	21,191	73,858
Fubon Financial Holding Co. Ltd.	159,198	186,650
Giant Manufacturing Co. Ltd.	9,042	34,989
HannStar Display Corp. (a)	162,000	9,326
Highwealth Construction Corp.	11,000	19,025
HIWIN Technologies Corp.	5,150	46,557
Hon Hai Precision Industry Co. Ltd. (Foxconn)	286,252	784,725
HTC Corp.	24,057	540,646
Hua Nan Financial Holdings Co. Ltd.	133,549	87,002
Inotera Memories, Inc. (a)	26,257	3,880
Inventec Corp.	57,400	20,628
KGI Securities Co. Ltd.	80,564	33,788
Kinsus Interconnect Technology Corp.	9,000	31,084
Largan Precision Co. Ltd.	3,000	67,069
Lee Chang Yung Chemical Industries Corp.	12,183	20,625
Lite-On Technology Corp.	72,309	68,234
Macronix International Co. Ltd.	122,000	46,100
MediaTek, Inc.	34,007	356,879
Mega Financial Holding Co. Ltd.	252,420	194,035
Micro-Star International Co. Ltd.	5,000	2,229
Mitac International Corp.	21,000	7,474
Motech Industries, Inc.	8,060	15,140
Common Stocks - continued
	Shares	Value
Taiwan - continued
Nan Ya Plastics Corp.	149,000	$ 335,194
Nan Ya Printed Circuit Board Corp.	10,090	29,360
Nankang Rubber Tire Co. Ltd.	20,376	35,162
Nanya Technology Corp. (a)	63,000	6,211
Novatek Microelectronics Corp.	13,000	31,868
Pegatron Corp.	53,652	57,948
Phison Electronics Corp.	4,199	22,125
PixArt Imaging, Inc.	1,010	2,456
Pou Chen Corp.	78,240	60,144
Powerchip Technology Corp. (a)	134,840	5,530
Powertech Technology, Inc.	26,700	65,003
President Chain Store Corp.	18,000	100,093
Qisda Corp.	55,080	15,050
Quanta Computer, Inc.	84,000	165,299
Realtek Semiconductor Corp.	16,080	26,785
Richtek Technology Corp.	5,050	25,390
Ruentex Development Co. Ltd.	7,000	8,341
Ruentex Development Co. Ltd. rights 11/14/11 (a)	1,622	447
Ruentex Industries Ltd.	13,754	27,680
Shin Kong Financial Holding Co. Ltd. (a)	212,995	66,341
Siliconware Precision Industries Co. Ltd.	93,000	95,471
SIMPLO Technology Co. Ltd.	8,610	50,663
Sino-American Silicon Prds, Inc.	8,400	13,706
Sinopac Holdings Co.	211,493	68,470
Synnex Technology International Corp.	44,496	109,072
Tainan Spinning Co. Ltd.	13,390	5,915
Taishin Financial Holdings Co. Ltd.	171,365	72,559
Taiwan Business Bank	106,298	34,713
Taiwan Cement Corp.	106,110	132,519
Taiwan Cooperative Bank	126,022	82,709
Taiwan Fertilizer Co. Ltd.	27,000	69,591
Taiwan Glass Industry Corp.	26,532	32,643
Taiwan Mobile Co. Ltd.	50,400	144,421
Taiwan Semiconductor Manufacturing Co. Ltd.	786,000	1,915,385
Tatung Co. Ltd. (a)	49,714	17,504
TECO Electric & Machinery Co. Ltd.	49,000	28,587
Transcend Information, Inc.	8,000	18,679
Tripod Technology Corp.	15,880	41,314
TSRC Corp.	20,100	52,183
Tung Ho Steel Enterprise Corp.	32,000	28,682
U-Ming Marine Transport Corp.	14,000	22,075
Unified-President Enterprises Corp.	115,170	158,377
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unimicron Technology Corp.	47,000	$ 61,027
United Microelectronics Corp.	414,000	181,776
Vanguard International Semiconductor Corp.	28,000	9,974
Walsin Lihwa Corp.	131,000	43,944
Wan Hai Lines Ltd.	17,850	9,265
Winbond Electronics Corp. (a)	132,000	24,654
Wintek Corp.	39,597	30,264
Wistron Corp.	66,719	77,214
WPG Holding Co. Ltd.	46,107	55,674
Yang Ming Marine Transport Corp.	45,100	18,584
Young Fast Optoelectron Co. Ltd.	4,248	12,254
Yuanta Financial Holding Co. Ltd.	254,157	144,881
Yulon Motor Co. Ltd.	30,000	63,122
TOTAL TAIWAN		11,987,676
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	28,200	118,477
Bangkok Bank Public Co. Ltd.	17,300	87,619
Bangkok Bank Public Co. Ltd. (For. Reg.)	27,100	137,468
Bank of Ayudhya PCL	20,900	13,461
Bank of Ayudhya PCL (For. Reg.)	26,800	17,277
Banpu PCL (For. Reg.)	4,900	99,472
BEC World PCL (For. Reg.)	28,100	33,924
C.P. Seven Eleven PCL (For. Reg.)	66,400	100,471
Charoen Pokphand Foods PCL (For. Reg.)	100,000	97,387
Glow Energy PCL (For. Reg.)	14,700	25,319
Indorama Ventures PCL	18,500	21,229
Indorama Ventures PCL (For. Reg.)	38,700	44,541
IRPC Public Co. Ltd. (For. Reg.)	310,900	38,435
Kasikornbank PCL	22,300	90,070
Kasikornbank PCL (For. Reg.)	37,200	150,380
Krung Thai Bank PCL (For. Reg.)	85,000	41,595
Land & House PCL (For. Reg.)	3,500	646
PTT Exploration and Production PCL	3,700	19,234
PTT Exploration and Production PCL (For. Reg.)	34,800	180,377
PTT Global Chemical PCL (For. Reg.) (a)	39,986	84,319
PTT PCL (For. Reg.)	26,300	259,091
Ratchaburi Electric Generating Holding PCL	700	930
Siam Cement PCL (For. Reg.)	9,600	115,100
Siam Commercial Bank PCL (For. Reg.)	49,400	186,870
Thai Airways International PCL (For. Reg.)	21,900	13,678
Thai Oil PCL (For. Reg.)	27,900	52,321
Common Stocks - continued
	Shares	Value
Thailand - continued
TMB PCL (For. Reg.)	88,300	$ 3,895
Total Access Communication PCL (For. Reg.)	700	1,668
TOTAL THAILAND		2,035,254
Turkey - 0.3%
Akbank T.A.S.	37,362	136,496
Aksigorta AS (a)	222	185
Anadolu Efes Biracilik ve Malt Sanayii AS	6,686	81,295
Arcelik AS	5,045	19,401
Asya Katilim Bankasi AS (a)	12,846	13,803
Bim Birlesik Magazalar AS JSC	2,841	86,760
Coca-Cola Icecek AS	2,062	27,987
Dogan Sirketler Grubu Holding AS (a)	4,796	1,763
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	25,694	34,729
Enka Insaat ve Sanayi AS	7,817	20,247
Eregli Demir ve Celik Fabrikalari T.A.S.	13,830	28,626
Haci Omer Sabanci Holding AS	14,962	51,277
Koc Holding AS	20,158	72,048
TAV Havalimanlari Holding AS (a)	4,000	19,364
Tupras-Turkiye Petrol Rafinerileri AS	4,248	96,095
Turk Hava Yollari AO	14,880	21,543
Turk Sise ve Cam Fabrikalari AS	18,447	35,366
Turk Telekomunikasyon AS	18,071	76,648
Turkcell Iletisim Hizmet AS	24,779	122,021
Turkiye Garanti Bankasi AS	63,942	225,646
Turkiye Halk Bankasi AS	11,151	68,738
Turkiye Is Bankasi AS Series C	49,520	115,661
Turkiye Vakiflar Bankasi Tao	27,678	47,271
Yapi ve Kredi Bankasi AS (a)	31,552	59,241
TOTAL TURKEY		1,462,211
United Kingdom - 14.6%
3i Group PLC	34,398	113,736
Admiral Group PLC	6,299	119,433
Aggreko PLC	8,698	239,477
AMEC PLC	11,053	164,512
Anglo American PLC (United Kingdom)	42,713	1,575,429
Antofagasta PLC	13,086	245,594
ARM Holdings PLC	43,328	406,617
Associated British Foods PLC	11,191	199,051
AstraZeneca PLC (United Kingdom)	44,552	2,139,303
Aviva PLC	92,242	503,326
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	11,709	$ 132,660
BAE Systems PLC	109,416	486,713
Balfour Beatty PLC	22,227	90,043
Barclays PLC	373,261	1,157,304
BG Group PLC	109,492	2,388,593
BHP Billiton PLC	69,067	2,175,290
BP PLC	610,551	4,493,782
British American Tobacco PLC (United Kingdom)	64,251	2,946,479
British Land Co. PLC	27,668	227,150
British Sky Broadcasting Group PLC	36,610	414,488
BT Group PLC	249,137	751,843
Bunzl PLC	10,618	137,631
Burberry Group PLC	13,800	297,610
Cairn Energy PLC (a)	47,208	223,660
Capita Group PLC	19,166	223,927
Capital & Counties Properties PLC	1,831	5,294
Capital Shopping Centres Group PLC	18,224	96,511
Carnival PLC	6,004	219,724
Centrica PLC	165,413	789,273
Cobham PLC	37,913	109,749
Compass Group PLC	60,041	546,518
Diageo PLC	80,710	1,670,667
Essar Energy PLC (a)	8,800	43,532
Eurasian Natural Resources Corp. PLC	7,799	82,529
Fresnillo PLC	5,601	152,948
G4S PLC (United Kingdom)	45,384	178,233
GKN PLC	48,193	147,490
GlaxoSmithKline PLC	166,844	3,745,072
Hammerson PLC	22,539	147,562
HSBC Holdings PLC (United Kingdom)	577,172	5,036,943
ICAP PLC	17,326	112,597
Imperial Tobacco Group PLC	32,805	1,199,694
Inmarsat PLC	15,029	113,404
InterContinental Hotel Group PLC	9,858	181,974
International Power PLC	50,725	275,890
Intertek Group PLC	5,457	180,346
Invensys PLC	26,356	95,580
Investec PLC	15,906	96,795
ITV PLC	129,074	132,953
J Sainsbury PLC	39,633	190,640
Johnson Matthey PLC	7,096	214,427
Kazakhmys PLC	7,081	105,621
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	77,309	$ 321,886
Land Securities Group PLC	24,992	274,914
Legal & General Group PLC	186,427	331,292
Lloyds Banking Group PLC (a)	1,327,455	686,586
London Stock Exchange Group PLC	4,443	64,307
Lonmin PLC	5,049	88,343
Man Group PLC	59,860	144,304
Marks & Spencer Group PLC	52,314	270,819
National Grid PLC	112,687	1,120,548
Next PLC	5,631	231,466
Old Mutual PLC	178,790	316,283
Pearson PLC	25,674	471,741
Prudential PLC	82,271	849,945
Reckitt Benckiser Group PLC	19,962	1,026,650
Reed Elsevier PLC	39,701	341,263
Rexam PLC	27,033	150,465
Rio Tinto PLC	46,183	2,498,916
Rolls-Royce Group PLC	59,671	674,139
Rolls-Royce Group PLC Class C	4,117,299	6,621
Royal & Sun Alliance Insurance Group PLC	113,403	203,713
Royal Bank of Scotland Group PLC (a)	570,994	220,399
Royal Dutch Shell PLC:
Class A (Netherlands)	74,016	2,624,959
Class A (United Kingdom)	42,837	1,517,771
Class B	86,681	3,110,534
SABMiller PLC	30,714	1,121,990
Sage Group PLC	43,915	196,406
Schroders PLC	3,955	90,891
Scottish & Southern Energy PLC	29,809	644,298
Segro PLC	24,664	96,702
Serco Group PLC	15,911	132,930
Severn Trent PLC	7,868	191,824
Smith & Nephew PLC	29,357	268,759
Smiths Group PLC	12,543	193,043
Standard Chartered PLC (United Kingdom)	76,909	1,804,565
Standard Life PLC	74,157	257,362
Tesco PLC	259,882	1,679,083
The Weir Group PLC	6,820	210,474
TUI Travel PLC	18,008	49,436
Tullow Oil PLC	28,553	644,243
Unilever PLC	41,400	1,387,993
United Utilities Group PLC	21,079	205,599
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vedanta Resources PLC	4,024	$ 82,704
Vodafone Group PLC	1,658,758	4,606,710
Whitbread PLC	5,689	151,600
Wm Morrison Supermarkets PLC	74,032	359,794
Xstrata PLC	66,909	1,124,990
TOTAL UNITED KINGDOM		70,774,877
United States of America - 0.1%
Southern Copper Corp.	5,548	170,213
Synthes, Inc.	2,128	356,950
TOTAL UNITED STATES OF AMERICA		527,163
TOTAL COMMON STOCKS (Cost $501,867,617)		471,587,130
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,710	93,629
Henkel AG & Co. KGaA	5,732	341,971
Porsche Automobil Holding SE (Germany)	4,929	289,118
ProSiebenSat.1 Media AG	2,184	46,848
RWE AG (non-vtg.)	1,069	40,165
Volkswagen AG	4,696	824,047
TOTAL GERMANY		1,635,778
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	199,781	209,692
Korea (South) - 0.1%
Hyundai Motor Co.	871	54,762
Hyundai Motor Co. Series 2	1,360	90,732
LG Chemical Ltd.	200	22,583
Samsung Electronics Co. Ltd.	650	369,474
TOTAL KOREA (SOUTH)		537,551
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation) (a)	27,575	58,233
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Surgutneftegaz JSC	210,000	$ 106,042
Transneft (a)	44	56,762
TOTAL RUSSIA		221,037
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,434,126)		2,604,058
Investment Companies - 0.0%

iShares MSCI Canada Index ETF (d) (Cost $63,111)	2,500	70,600
Nonconvertible Bonds - 0.0%
		Principal Amount (h)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (Cost $253) (g)	INR	11,184	12
U.S. Government and Government Agency Obligations - 0.7%

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.1% 11/17/11 to 3/8/12 (f) (Cost $3,299,622)		$ 3,300,000	3,299,862
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	28,735,109	$ 28,735,109
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,088,909	4,088,909
TOTAL MONEY MARKET FUNDS (Cost $32,824,018)		32,824,018
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $540,488,747)		510,385,680
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(26,721,509)
NET ASSETS - 100%		$ 483,664,171
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
89 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	$ 6,590,005	$ 680,141
48 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	2,343,840	342,858
5 TME S&P/TSX 60 Index Contracts	Dec. 2011	698,902	47,239
TOTAL EQUITY INDEX CONTRACTS		$ 9,632,747	$ 1,070,238

The face value of futures purchased as a percentage of net assets is 2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,708 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,139,864.
(g) Principal amount shown represents units.
(h) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,553
Fidelity Securities Lending Cash Central Fund	117,398
Total	$ 138,951
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 70,774,877	$ 25,981,692	$ 44,793,185	$ -
Japan	67,600,396	-	67,600,396	-
Canada	39,177,685	39,170,028	-	7,657
France	29,001,852	21,291,526	7,710,326	-
Australia	28,892,528	-	28,892,528	-
Switzerland	27,078,849	18,009,146	9,069,703	-
Germany	26,487,787	20,186,655	6,301,132	-
Brazil	17,081,681	17,081,681	-	-
Korea (South)	16,568,091	312,071	16,256,020	-
Cayman Islands	3,445,168	-	3,436,956	8,212
Austria	839,035	839,035	-	-
Other	147,243,239	63,022,193	84,221,046	-
Investment Companies	70,600	70,600	-	-
Corporate Bonds	12	-	12	-
U.S. Government and Government Agency Obligations	3,299,862	-	3,299,862	-
Money Market Funds	32,824,018	32,824,018	-	-
Total Investments in Securities:	$ 510,385,680	$ 238,788,645	$ 271,581,166	$ 15,869
Derivative Instruments:
Assets
Futures Contracts	$ 1,070,238	$ 1,070,238	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 160
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(142,454)
Cost of Purchases	83,635
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	74,688
Transfers out of Level 3	(160)
Ending Balance	$ 15,869
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (142,454)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,070,238	$ -
Total Value of Derivatives	$ 1,070,238	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At October 31, 2011, the Fund had a capital loss carryforward of approximately $2,685,793 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value (including securities loaned of $3,831,638) - See accompanying schedule: Unaffiliated issuers (cost $507,664,729)	$ 477,561,662
Fidelity Central Funds (cost $32,824,018)	32,824,018
Total Investments (cost $540,488,747)		$ 510,385,680
Foreign currency held at value (cost $736,107)		751,569
Receivable for investments sold		3,141,807
Dividends receivable		1,035,264
Interest receivable		67
Distributions receivable from Fidelity Central Funds		4,087
Other receivables		91
Total assets		515,318,565

Liabilities
Payable for investments purchased	$ 28,992
Payable for fund shares redeemed	25,795,907
Accrued management fee	81,344
Payable for daily variation margin on futures contracts	1,659,242
Collateral on securities loaned, at value	4,088,909
Total liabilities		31,654,394

Net Assets		$ 483,664,171
Net Assets consist of:
Paid in capital		$ 508,132,780
Undistributed net investment income		8,706,001
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,153,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(29,021,270)
Net Assets, for 47,240,378 shares outstanding		$ 483,664,171
Net Asset Value, offering price and redemption price per share ($483,664,171 ÷ 47,240,378 shares)		$ 10.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2011

Investment Income
Dividends		$ 11,054,835
Interest		6,964
Income from Fidelity Central Funds		138,951
Income before foreign taxes withheld		11,200,750
Less foreign taxes withheld		(948,375)
Total income		10,252,375

Expenses
Management fee	$ 800,848
Independent trustees' compensation	1,080
Miscellaneous	916
Total expenses before reductions	802,844
Expense reductions	(11,083)	791,761
Net investment income (loss)		9,460,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,870)	(751,759)
Foreign currency transactions	(178,081)
Futures contracts	(2,756,698)
Total net realized gain (loss)		(3,686,538)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $34,690)	(42,445,446)
Assets and liabilities in foreign currencies	(3,374)
Futures contracts	752,316
Total change in net unrealized appreciation (depreciation)		(41,696,504)
Net gain (loss)		(45,383,042)
Net increase (decrease) in net assets resulting from operations		$ (35,922,428)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,460,614	$ 1,367,437
Net realized gain (loss)	(3,686,538)	354,828
Change in net unrealized appreciation (depreciation)	(41,696,504)	13,134,493
Net increase (decrease) in net assets resulting from operations	(35,922,428)	14,856,758
Distributions to shareholders from net investment income	(1,927,322)	(60,924)
Distributions to shareholders from net realized gain	(891,654)	-
Total distributions	(2,818,976)	(60,924)
Share transactions Proceeds from sales of shares	410,805,114	169,156,723
Reinvestment of distributions	2,818,976	60,924
Cost of shares redeemed	(73,256,011)	(21,792,680)
Net increase (decrease) in net assets resulting from share transactions	340,368,079	147,424,967
Total increase (decrease) in net assets	301,626,675	162,220,801

Net Assets
Beginning of period	182,037,496	19,816,695
End of period (including undistributed net investment income of $8,706,001 and undistributed net investment income of $1,266,435, respectively)	$ 483,664,171	$ 182,037,496
Other Information Shares
Sold	37,276,641	16,525,064
Issued in reinvestment of distributions	255,708	5,979
Redeemed	(6,762,856)	(2,090,141)
Net increase (decrease)	30,769,493	14,440,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.31	.23	.01
Net realized and unrealized gain (loss)	(.96)	1.09	(.25)
Total from investment operations	(.65)	1.32	(.24)
Distributions from net investment income	(.11)	(.03)	-
Distributions from net realized gain	(.05)	-	-
Total distributions	(.16)	(.03)	-
Net asset value, end of period	$ 10.24	$ 11.05	$ 9.76
Total Return B,C	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.24%	.25%	.25% A
Expenses net of all reductions	.24%	.18%	.25% A
Net investment income (loss)	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	17%	8%	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 29, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,883,293
Gross unrealized depreciation	(56,350,295)
Net unrealized appreciation (depreciation) on securities and other investments	$ (30,467,002)

Tax Cost	$ 540,852,682

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,706,001
Capital loss carryforward	$ (2,685,793)
Net unrealized appreciation (depreciation)	$ (30,488,888)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be October 31, 2012.

The tax character of distributions paid was as follows:

	October 31, 2011	October 31, 2010
Ordinary Income	$ 2,462,315	$ 60,924
Long-term Capital Gains	356,661	-
Total	$ 2,818,976	$ 60,924

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(2,756,698) and a change in net unrealized appreciation (depreciation) of $752,316 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $406,785,873 and $56,815,518, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective September 1, 2011, the Board of Trustees approved an amendment to the management contract reducing the management fee from an annual rate of .25% to .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .24% of average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $916 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending

Annual Report

Notes to Financial Statements - continued

9. Security Lending - continued

income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $117,398.During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The advisor voluntarily agreed to waive fees of $11,083.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

Distributions

December 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 70% and 77% of the dividends distributed on December 10, and December 30, 2010, respectively, as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2010, the fund's total return and the total return of a broad-based securities market index ("benchmark").

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Global ex U.S. Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Fidelity Series Global ex U.S. Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
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73575 El Paseo
Palm Desert, CA

251 University Avenue
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16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

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Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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6326 Canoga Avenue
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2211 Michelson Drive
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

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Orland Park, IL

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Naperville, IL

Indiana

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Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-ANN-1211
1.899279.102

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Annual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Spartan® Global ex U.S. Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2011	Expenses Paid During Period*
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 954.00	$ .48 B
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.68 C
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 954.00	$ .32 B
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12 C
Institutional Class	.15%
Actual		$ 1,000.00	$ 954.00	$ .22 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .77 C
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 954.00	$ .17 B
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61 C
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,009.00	$ .36 B
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.22 C
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,009.00	$ .27 B
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92 C
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,009.00	$ .19 B
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66 C
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,009.00	$ .15 B
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period September 8, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.7
OAO Gazprom sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.7
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.5
Vale SA (PN-A) (Brazil, Metals & Mining)	1.5
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	1.3
Vale SA (Brazil, Metals & Mining)	1.3
16.4
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	22.7
Energy	14.9
Materials	13.9
Telecommunication Services	9.6
Information Technology	7.2
Consumer Staples	6.9
Industrials	5.3
Consumer Discretionary	4.3
Utilities	3.9
Health Care	0.8
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
Brazil 19.1%
Taiwan 12.5%
China 11.4%
South Africa 9.8%
Russia 6.8%
India 5.7%
Mexico 5.5%
Malaysia 4.7%
Hong Kong 4.5%
Other 20.0%

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	26,000	$ 27,874
China Foods Ltd.	12,000	9,434
CITIC Resources Holdings Ltd. (a)	16,000	2,262
CNPC (Hong Kong) Ltd.	28,000	39,222
Cosco Pacific Ltd.	14,000	19,480
Credicorp Ltd.	82	8,937
Credicorp Ltd. (NY Shares)	514	55,913
Shenzhen International Holdings Ltd.	165,000	10,709
Sinofert Holdings Ltd.	24,000	7,877
TOTAL BERMUDA		181,708
Brazil - 19.1%
AES Tiete SA	900	11,190
AES Tiete SA (PN) (non-vtg.)	1,400	19,950
All America Latina Logistica SA	7,000	34,853
Amil Participacoes SA	1,500	15,173
Anhanguera Educacional Participacoes SA	1,500	22,056
B2W Companhia Global do Varejo	900	7,311
Banco Bradesco SA (PN)	19,800	358,019
Banco do Brasil SA	11,700	176,468
Banco do Estado do Rio Grande do Sul SA	2,100	22,135
Banco Santander SA (Brasil) unit	7,600	68,379
BM&F Bovespa SA	21,000	125,349
BR Malls Participacoes SA	4,700	50,772
Bradespar SA (PN)	2,300	46,879
Brasil Foods SA	9,200	191,533
Brasil Telecom SA	700	5,263
Brasil Telecom SA (PN)	3,600	24,780
Braskem SA (PN-A)	1,700	15,147
Centrais Eletricas Brasileiras SA (Electrobras)	5,700	57,060
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,800	38,595
Cetip SA	2,600	35,884
Cielo SA	2,200	58,293
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,300	49,587
Companhia de Bebidas das Americas (AmBev)	2,200	59,394
Companhia de Bebidas das Americas (AmBev) (PN)	10,700	357,352
Companhia de Concessoes Rodoviarias	3,400	93,553
Companhia de Gas de Sao Paulo	300	6,132
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	21,943
Companhia de Transmissao de Energia Eletrica Paulista (PN)	400	11,461
Companhia Energetica de Minas Gerais (CEMIG)	1,200	16,387
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,700	$ 61,839
Companhia Energetica de Sao Paulo Series A	1,700	28,957
Companhia Paranaense de Energia-Copel (PN-B)	1,500	30,005
Companhia Siderurgica Nacional SA (CSN)	11,100	102,842
Cosan SA Industria e Comercio	1,800	28,092
CPFL Energia SA	1,200	15,353
Cyrela Brazil Realty SA	3,300	28,845
Duratex SA	2,500	13,539
Ecorodovias Infraestrutura e Logistica SA	2,000	15,141
Eletropaulo Metropolitana SA (PN-B)	1,200	21,523
Embraer SA	7,600	52,446
Energias do Brasil SA	1,000	21,547
Fertilizantes Fosfatados SA (PN)	1,300	18,343
Fibria Celulose SA	1,700	15,137
Gerdau SA	2,600	19,835
Gerdau SA (PN)	8,000	71,978
HRT Participacoes em Petroleo SA GDR (a)	4,050	20,111
Hypermarcas SA	3,500	18,833
Itau Unibanco Banco Multiplo SA	2,400	39,217
Itau Unibanco Banco Multiplo SA	23,600	449,818
Itausa-Investimentos Itau SA (PN)	27,400	171,529
JBS SA (a)	10,100	30,349
Klabin SA (PN) (non-vtg.)	6,600	24,291
Light SA	1,100	17,135
LLX Logistica SA (a)	3,300	7,341
Lojas Americanas SA	1,500	11,740
Lojas Americanas SA (PN)	4,900	43,088
Lojas Renner SA	1,200	36,380
Marfrig Alimentos SA	1,800	7,809
Metalurgica Gerdau SA (PN)	2,100	23,798
MMX Mineracao e Metalicos SA (a)	2,100	9,184
MPX Mineracao e Energia SA (a)	400	8,724
MRV Engenharia e Participacoes SA	3,900	27,481
Multiplan Empreendimentos Imobiliarios SA	1,000	20,219
Natura Cosmeticos SA	2,200	42,791
OGX Petroleo e Gas Participacoes SA (a)	13,500	111,635
PDG Realty SA Empreendimentos e Participacoes	11,400	50,255
Petroleo Brasileiro SA - Petrobras:
(ON)	39,000	524,179
(PN) (non-vtg.)	58,400	725,065
Porto Seguro SA	1,300	13,930
Redecard SA	5,100	85,683
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria Comerico	5,000	$ 61,321
Sul America SA unit	1,400	11,243
Suzano Papel e Celulose SA	2,400	11,740
TAM SA (PN) (ltd. vtg.)	1,100	21,965
Tele Norte Leste Participacoes SA	900	11,006
Tele Norte Leste Participacoes SA (PN)	3,200	34,512
Telefonica Brasil SA	2,400	69,811
Telemar Norte Leste SA (PN-A)	600	16,405
TIM Participacoes SA	9,600	49,644
Tractebel Energia SA	2,800	44,840
Ultrapar Participacoes SA	4,300	76,625
Usinas Siderurgicas de Minas Gerais SA - Usiminas	2,100	30,145
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	5,100	35,045
Vale SA	17,100	435,267
Vale SA (PN-A)	21,900	520,335
Weg SA	2,700	29,953
TOTAL BRAZIL		6,526,762
Cayman Islands - 0.3%
China Resources Cement Holdings Ltd.	22,000	17,457
China Resources Land Ltd.	22,000	32,201
MStar Semiconductor, Inc.	6,000	34,771
TOTAL CAYMAN ISLANDS		84,429
Chile - 2.3%
Banco de Chile	347,488	48,511
Banco de Credito e Inversiones	428	24,022
Banco Santander Chile	360,484	27,885
CAP SA	1,131	43,631
Cencosud SA	9,524	60,843
Colbun SA	80,564	22,018
Compania Cervecerias Unidas SA	1,434	16,244
Compania de Petroleos de Chile SA (COPEC)	5,356	82,097
CorpBanca SA	1,343,606	19,440
Embotelladora Andina SA	2,521	11,999
Empresa Nacional de Electricidad SA	43,819	70,207
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,220	24,153
Empresas CMPC SA	11,416	47,533
Enersis SA	139,101	56,469
Gener SA	25,823	14,757
Lan Airlines SA	2,627	67,800
SACI Falabella	7,360	69,101
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Matriz Banco de Chile Class B	49,297	$ 15,545
Sociedad Quimica y Minera de Chile SA (PN-B)	1,252	75,128
TOTAL CHILE		797,383
China - 11.4%
Agricultural Bank China Ltd. (H Shares)	235,000	105,472
Air China Ltd. (H Shares)	22,000	17,095
Aluminum Corp. of China Ltd. (H Shares)	40,000	21,484
Angang Steel Co. Ltd. (H Shares)	6,000	3,661
Anhui Conch Cement Co. Ltd. (H Shares)	13,500	49,090
Anhui Expressway Co. Ltd. (H Shares)	4,000	2,502
Bank Communications Co. Ltd. (H Shares)	87,000	59,793
Bank of China Ltd. (H Shares)	647,000	230,273
BBMG Corp. (H Shares)	11,000	9,578
Beijing Capital International Airport Co. Ltd. (H Shares)	16,000	7,185
Beijing North Star Co. Ltd. (H Shares)	12,000	1,924
Bengang Steel Plates Co. Ltd. (B Shares)	4,900	1,717
BOE Technology Group Co. Ltd. (B Shares)	10,700	1,641
BYD Co. Ltd. (H Shares) (a)	5,000	12,046
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	15,800	22,859
China Bluechemical Ltd. (H shares)	22,000	17,240
China CITIC Bank Corp. Ltd. (H Shares)	112,000	60,170
China Coal Energy Co. Ltd. (H Shares)	42,000	52,312
China Communications Construction Co. Ltd. (H Shares)	47,000	35,450
China Communications Services Corp. Ltd. (H Shares)	24,000	11,068
China Construction Bank Corp. (H Shares)	750,000	551,051
China Cosco Holdings Co. Ltd. (H Shares)	22,000	11,474
China Eastern Airlines Corp. Ltd. (a) (H Shares)	20,000	7,869
China International Marine Containers (Group) Ltd. (B Shares)	16,700	20,104
China Life Insurance Co. Ltd. (H Shares)	77,000	199,076
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	11,626
China Merchants Bank Co. Ltd. (H Shares)	39,500	79,757
China Merchants Property Development Co. Ltd. (B Shares)	3,000	4,155
China Minsheng Banking Corp. Ltd. (H Shares)	40,500	32,992
China Molybdenum Co. Ltd. (H Shares)	13,000	6,390
China National Building Materials Co. Ltd. (H Shares)	28,000	35,865
China National Materials Co. Ltd. (H Shares)	16,000	8,055
China Oilfield Services Ltd. (H Shares)	16,000	26,651
China Pacific Insurance Group Co. Ltd. (H Shares)	17,800	54,623
China Petroleum & Chemical Corp. (H Shares)	176,000	166,449
China Railway Construction Corp. Ltd. (H Shares)	23,000	13,707
Common Stocks - continued
	Shares	Value
China - continued
China Railway Group Ltd. (H Shares)	45,000	$ 14,941
China Shenhua Energy Co. Ltd. (H Shares)	35,500	162,405
China Ship Container Lines Co. Ltd. (H Shares) (a)	39,000	7,399
China Shipping Development Co. Ltd. (H Shares)	12,000	8,484
China Southern Airlines Ltd. (H Shares) (a)	22,000	12,277
China Telecom Corp. Ltd. (H Shares)	170,000	104,959
China Vanke Co. Ltd. (B Shares)	12,700	14,239
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,000	1,745
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	11,503
CITIC Securities Co. Ltd. (H Shares) (a)	5,000	9,823
CSG Holding Co. Ltd. (B Shares)	9,300	7,962
CSR Corp. Ltd. (H Shares)	20,000	11,835
Datang International Power Generation Co. Ltd. (H Shares)	38,000	9,745
Dazhong Transport Group Co. Ltd. (B Shares)	8,900	4,821
Dongfang Electric Corp. Ltd. (H Shares)	3,800	11,678
Dongfeng Motor Group Co. Ltd. (H Shares)	26,000	42,412
Double Coin Holdings Ltd. (B Shares)	2,600	1,615
Foshan Electrical and Lighting Co. Ltd. (B Shares)	2,200	1,711
Great Wall Motor Co. Ltd. (H Shares)	9,000	12,221
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	5,300	1,604
Guangshen Railway Co. Ltd. (H Shares)	16,000	5,555
Guangzhou Automobile Group Co. Ltd. (H Shares)	26,000	25,939
Guangzhou Pharmaceutical Ltd. (H Shares)	2,000	1,401
Guangzhou R F Properties Co. Ltd. (H Shares)	12,000	11,661
Guangzhou Shipyard International Ltd. (H Shares)	2,000	1,685
Hainan Airlines Co. Ltd. (B Shares)	2,600	2,026
Harbin Power Equipment Co. Ltd. (H Shares)	8,000	8,062
Huadian Energy Co. Ltd. (B Shares) (a)	5,000	1,540
Huadian Power International Corp. Ltd. (H shares) (a)	12,000	1,862
Huaneng Power International, Inc. (H Shares)	42,000	18,995
Industrial & Commercial Bank of China Ltd. (H Shares)	675,000	421,513
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	3,700	5,022
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	7,700	42,470
Jiangling Motors Corp. Ltd. (B Shares)	900	1,704
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	10,343
Jiangxi Copper Co. Ltd. (H Shares)	14,000	33,840
Jinzhou Port Co. Ltd. (B Shares)	6,600	3,389
Lianhua Supermarket Holdings Ltd. (H Shares)	5,000	8,045
Maanshan Iron & Steel Ltd. (H Shares)	10,000	2,977
Metallurgical Corp. China Ltd. (H Shares)	32,000	6,944
PetroChina Co. Ltd. (H Shares)	220,000	285,602
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	34,000	$ 47,152
Ping An Insurance Group Co. China Ltd. (H Shares)	24,000	177,994
Shandong Chenming Paper Holdings Ltd. (B Shares)	7,900	3,983
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	20,000	20,787
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	8,000	4,674
Shanghai Electric Group Co. Ltd. (H Shares)	30,000	13,200
Shanghai Friendship Group, Inc. (B Shares) (a)	3,000	4,507
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	3,700	1,801
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	1,400	1,955
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	2,600	2,106
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	5,000	3,733
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,400	8,897
Shanghai Pharma Holding Co. Ltd. (H Shares)	5,400	10,284
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	4,100	4,507
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	6,000	4,227
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	11,000	5,690
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	1,500	1,674
Shenzhen Expressway Co. (H Shares)	4,000	1,684
Sichuan Expressway Co. Ltd. (H Shares)	10,000	4,445
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	26,000	9,546
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	22,000	5,304
Sinopharm Group Co. Ltd. (H Shares)	8,000	21,775
Sinotrans Ltd. (H Shares)	24,000	4,951
Travelsky Technology Ltd. (H Shares)	12,000	5,913
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	30,511
Weichai Power Co. Ltd. (H Shares)	4,000	20,127
Weifu High-Technology Co. Ltd. (B Shares)	700	1,583
Weiqiao Textile Co. Ltd. (H Shares)	9,500	5,195
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	3,600	2,303
Yantai Changyu Pioneer Wine Co. (B Shares)	2,200	24,752
Yanzhou Coal Mining Co. Ltd. (H Shares)	20,000	49,506
Zhaojin Mining Industry Co. Ltd. (H Shares)	10,500	18,747
Zhejiang Expressway Co. Ltd. (H Shares)	18,000	11,838
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	8,700	4,210
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	14,048
Zijin Mining Group Co. Ltd. (H Shares)	64,000	27,240
ZTE Corp. (H Shares)	5,800	16,464
TOTAL CHINA		3,903,671
Common Stocks - continued
	Shares	Value
Colombia - 1.1%
Almacenes Exito SA	2,435	$ 31,318
BanColombia SA	3,808	59,181
BanColombia SA (PN)	2,639	41,579
Cementos Argos SA	3,700	21,296
Corp. Financiera Colombiana SA	1,056	19,886
Corp. Financiera Colombiana SA (RFD) (a)	9	160
Ecopetrol SA	47,421	101,653
Grupo de Inversiones Surameric	2,307	40,527
Grupo de Inversiones Surameric rights 11/22/11 (a)	590	89
Interconexion Electrica SA	3,716	23,698
Inversiones Argos SA	3,416	32,769
Isagen SA ESP	9,547	11,256
TOTAL COLOMBIA		383,412
Czech Republic - 0.5%
Ceske Energeticke Zavody A/S	2,193	92,743
Komercni Banka A/S	139	26,808
Telefonica Czech Republic A/S	1,533	32,253
TOTAL CZECH REPUBLIC		151,804
Egypt - 0.5%
Commercial International Bank Ltd.	5,322	23,719
Commercial International Bank Ltd. sponsored GDR	533	2,355
EFG-Hermes Holding SAE	4,547	9,790
Egyptian Co. for Mobile Services (MobiNil)	554	9,468
Egyptian Iron & Steel (a)	1,787	1,437
Egyptian Kuwaiti Holding	8,822	8,998
El Ezz Steel Rebars SAE	2,241	2,264
Elsewedy Electric Co.	1,325	4,729
Maridive & Oil Services S.A.E.	1,763	3,350
National Societe Generale Bank	583	2,587
Orascom Construction Industries SAE	977	39,695
Orascom Construction Industries SAE GDR	106	4,346
Orascom Telecom Holding SAE (a)	31,453	17,443
Sidi Kerir Petrochemcials Co.	3,402	7,347
Talaat Moustafa Group Holding	14,511	8,728
Telecom Egypt SAE	4,207	10,503
TOTAL EGYPT		156,759
Hong Kong - 4.5%
Beijing Enterprises Holdings Ltd.	6,000	33,203
China Agri-Industries Holding Ltd.	18,000	14,350
China Everbright Ltd.	8,000	11,861
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Insurance International Holdings Co. Ltd. (a)	9,200	$ 19,951
China Merchant Holdings International Co. Ltd.	14,000	43,200
China Mobile (Hong Kong) Ltd.	57,000	541,747
China Mobile (Hong Kong) Ltd. sponsored ADR	1,200	57,072
China Overseas Land & Investment Ltd.	42,000	77,716
China Resources Enterprise Ltd.	12,000	43,825
China Resources Power Holdings Co. Ltd.	20,000	35,521
China Unicom (Hong Kong) Ltd.	74,000	148,786
Citic Pacific Ltd.	12,000	21,687
CNOOC Ltd.	169,000	319,471
CNOOC Ltd. sponsored ADR	190	35,836
Franshion Properties China Ltd.	34,000	6,983
Guangdong Investment Ltd.	24,000	14,448
Lenovo Group Ltd.	78,000	52,440
Poly (Hong Kong) Investments Ltd.	19,000	9,530
Shanghai Industrial Holdings Ltd.	6,000	19,644
Shenzhen Investment Ltd.	26,000	5,553
Sino-Ocean Land Holdings Ltd.	46,500	20,631
Sinotruk Hong Kong Ltd.	8,500	4,998
Yuexiu Property Co. Ltd.	76,000	11,730
TOTAL HONG KONG		1,550,183
Hungary - 0.4%
Magyar Telekom PLC	5,303	12,341
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	834	65,075
OTP Bank PLC	2,728	43,822
Richter Gedeon PLC	160	25,843
TOTAL HUNGARY		147,081
Indonesia - 3.3%
PT Astra Agro Lestari Tbk	5,500	13,173
PT Adaro Energy Tbk	137,500	31,013
PT Aneka Tambang Tbk	42,000	8,407
PT Astra International Tbk	31,000	239,033
PT Bank Central Asia Tbk	126,000	114,263
PT Bank Danamon Indonesia Tbk Series A	17,000	9,473
PT Bank Mandiri (Persero) Tbk	93,500	74,583
PT Bank Negara Indonesia (Persero) Tbk	57,000	25,545
PT Bank Rakyat Indonesia Tbk	125,000	93,981
PT Bumi Resources Tbk	215,000	56,157
PT Charoen Pokphand Indonesia Tbk	90,500	26,950
PT Gudang Garam Tbk	6,500	42,665
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indo Tambangraya Megah Tbk	3,500	$ 17,460
PT Indocement Tunggal Prakarsa Tbk	12,500	22,837
PT Indofood Sukses Makmur Tbk	41,000	24,073
PT Indosat Tbk	23,500	14,075
PT International Nickel Indonesia Tbk	22,000	8,969
PT Kalbe Farma Tbk	81,500	31,724
PT Perusahaan Gas Negara Tbk Series B	102,000	33,645
PT Semen Gresik (Persero) Tbk	32,000	34,048
PT Tambang Batubbara Bukit Asam Tbk	9,500	19,481
PT Telkomunikasi Indonesia Tbk Series B	106,500	88,819
PT Unilever Indonesia Tbk	17,000	29,885
PT United Tractors Tbk	28,500	78,390
TOTAL INDONESIA		1,138,649
Malaysia - 4.7%
AMMB Holdings Bhd	22,700	44,006
Axiata Group Bhd	67,500	106,688
Berjaya Sports Toto Bhd	11,800	16,371
British American Tobacco (Malaysia) Bhd	1,700	25,594
Bumiputra-Commerce Holdings Bhd	56,000	137,458
DiGi.com Bhd	6,400	65,902
Gamuda Bhd	22,600	24,850
Genting Bhd	28,300	98,569
Genting Malaysia Bhd	30,300	37,692
Hong Leong Bank Bhd	4,900	16,856
IJM Corp. Bhd	14,600	26,969
IOI Corp. Bhd	51,000	86,644
Kuala Lumpur Kepong Bhd	6,100	41,622
Lafarge Malayan Cement Bhd	4,600	10,582
Malayan Banking Bhd	56,900	154,479
Malaysian Plantations Bhd	9,200	10,529
Maxis Bhd	26,200	45,562
MISC Bhd	17,400	39,451
MMC Corp. Bhd	12,200	10,666
Parkson Holdings Bhd	5,800	10,529
Petronas Chemicals Group Bhd	34,000	70,928
Petronas Dagangan Bhd	3,200	16,929
Petronas Gas Bhd	8,600	36,591
PLUS Expressways Bhd	21,600	31,089
PPB Group Bhd	6,800	37,660
Proton Holdings Bhd	1,900	1,653
Public Bank Bhd (For. Reg.)	36,300	149,963
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	3,800	$ 9,502
Sime Darby Bhd	46,600	134,426
SP Setia Bhd	14,600	18,217
Telekom Malaysia Bhd	14,200	19,554
Tenaga Nasional Bhd	14,900	28,901
UEM Land Holdings Bhd (a)	11,800	8,389
UMW Holdings Bhd	6,800	14,652
YTL Power International Bhd	33,900	20,982
TOTAL MALAYSIA		1,610,455
Mexico - 5.5%
Alfa SA de CV Series A	2,900	33,809
America Movil SAB de CV Series L	456,000	582,318
Cemex SA de CV unit	98,800	43,021
Fomento Economico Mexicano SAB de CV unit	22,800	153,025
Grupo Aeroportuario del Pacifico SA de CV Series B	5,500	19,242
Grupo Bimbo Sab de CV Series A	25,000	51,445
Grupo Carso SA de CV Series A1	6,400	16,533
Grupo Elektra SA de CV	740	56,864
Grupo Financiero Banorte SAB de CV Series O	23,400	79,949
Grupo Financiero Inbursa SAB de CV Series O	19,600	41,922
Grupo Mexico SA de CV Series B	80,700	224,225
Grupo Modelo SAB de CV Series C	6,900	43,767
Grupo Televisa SA de CV	28,600	122,322
Industrias Penoles SA de CV	1,690	68,007
Inmuebles Carso SAB de CV (a)	8,000	6,096
Kimberly-Clark de Mexico SA de CV Series A	4,500	25,615
Mexichem SAB de CV	8,100	27,888
Minera Frisco SAB de CV (a)	7,800	30,550
Organizacion Soriana SA Series B (a)	3,700	8,044
Telefonos de Mexico SA de CV Series L	78,900	61,899
Urbi, Desarrollos Urbanos, SA de CV (a)	4,800	6,101
Wal-Mart de Mexico SA de CV Series V	74,800	193,231
TOTAL MEXICO		1,895,873
Morocco - 0.2%
Douja Promotion Groupe Addoha SA	1,432	13,489
Maroc Telecom SA	2,101	36,918
TOTAL MOROCCO		50,407
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	3,877	8,664
MCB Bank Ltd.	3,695	6,833
Common Stocks - continued
	Shares	Value
Pakistan - continued
National Bank of Pakistan (a)	3,125	$ 1,576
Oil & Gas Development Co. Ltd.	7,017	11,860
Pakistan Petroleum Ltd.	3,829	7,796
Pakistan State Oil Co. Ltd.	1,687	4,768
Pakistan Telecommunication Co. Ltd. Class A	12,499	1,589
TOTAL PAKISTAN		43,086
Peru - 0.3%
Compania de Minas Buenaventura SA	150	6,096
Compania de Minas Buenaventura SA sponsored ADR	1,999	81,819
Volcan Compania Minera SAA Class B	20,751	20,086
TOTAL PERU		108,001
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	25,600	24,588
Aboitiz Power Corp.	22,200	15,439
Ayala Land, Inc.	55,700	21,112
Banco de Oro Universal Bank	8,720	11,515
Bank of the Philippine Islands (BPI)	15,070	20,678
Globe Telecom, Inc.	490	10,447
Jollibee Food Corp.	4,820	10,243
Manila Electric Co.	4,930	27,983
Metropolitan Bank & Trust Co.	5,450	9,133
Philippine Long Distance Telephone Co.	475	26,497
SM Investments Corp.	2,030	26,521
SM Prime Holdings, Inc.	41,100	12,532
Yala Corp.	1,730	12,433
TOTAL PHILIPPINES		229,121
Poland - 1.4%
Bank Handlowy w Warszawie SA	347	8,183
Bank Polska Kasa Opieki SA	1,014	47,187
BRE Bank SA (a)	107	9,239
ENEA SA	1,706	10,192
Getin Holding SA (a)	3,208	8,644
Globe Trade Centre SA (a)	614	2,201
ING Bank Slaski SA	35	8,518
KGHM Polska Miedz SA (Bearer)	1,575	76,512
Polish Oil & Gas Co.	14,934	18,642
Polska Grupa Energetyczna SA	5,881	36,243
Polski Koncern Naftowy Orlen SA (a)	3,338	41,405
Powszechna Kasa Oszczednosci Bank SA	6,251	71,347
Powszechny Zaklad Ubezpieczen SA	675	71,630
Common Stocks - continued
	Shares	Value
Poland - continued
Tauron Polska Energia SA	14,829	$ 25,831
Telekomunikacja Polska SA	7,249	38,520
TVN SA	1,533	6,136
TOTAL POLAND		480,430
Russia - 6.8%
Aeroflot - Russian Airlines (a)	3,163	5,912
Federal Grid Co. Unified Energy System JSC (a)	2,660,000	24,841
Gazprom OAO sponsored ADR (Reg. S)	49,490	577,548
Inter Rao Ues JSC (a)	11,100,000	13,820
Interregional Distribution Grid Companies Holding JSC (a)	167,181	15,634
Interregional Distribution Grid Companies Holding JSC rights (a)	12,162	0
Lukoil Oil Co. sponsored ADR (United Kingdom)	6,659	387,554
Magnitogorsk Iron & Steel Works OJSC unit	1,114	6,901
Mobile TeleSystems OJSC sponsored ADR	5,114	73,079
Mosenergo AO (a)	136,037	8,695
Norilsk Nickel OJSC ADR	9,060	177,304
NOVATEK OAO GDR	964	135,346
Novolipetsk Steel OJSC GDR (Reg. S)	610	16,604
OGK-4 OJSC (a)	188,873	14,933
PIK Group GDR (Reg. S) unit (a)	500	1,485
Polymetal JSC GDR (Reg. S) (a)	1,160	18,920
Raspadskaya OAO (a)	2,560	8,499
Rosneft Oil Co. OJSC GDR (Reg. S)	19,880	141,446
Rostelecom sponsored ADR	2,567	78,550
RusHydro JSC sponsored ADR	17,470	65,862
Sberbank of Russia	39,030	105,909
Sberbank of Russia sponsored ADR	12,300	134,070
Severstal JSC GDR (Reg. S)	1,970	28,939
Surgutneftegaz JSC sponsored ADR	7,340	63,234
Tatneft OAO sponsored ADR	2,933	87,081
TGK-1 OAO (a)	6,416,533	2,323
TMK OAO GDR (Reg. S)	778	10,036
Uralkali JSC GDR (Reg. S)	1,750	75,950
VTB Bank JSC unit	12,445	59,885
TOTAL RUSSIA		2,340,360
South Africa - 9.8%
Absa Group Ltd.	3,312	59,594
Adcock Ingram Holdings Ltd.	1,851	14,227
Aeci Ltd.	1,710	16,378
African Bank Investments Ltd.	7,608	33,015
Common Stocks - continued
	Shares	Value
South Africa - continued
African Oxygen Ltd.	1,935	$ 4,047
African Rainbow Minerals Ltd.	924	21,355
Allied Technologies Ltd.	1,005	6,672
Anglo Platinum Ltd.	816	59,064
AngloGold Ashanti Ltd.	3,985	180,099
ArcelorMittal South Africa Ltd.	2,264	19,242
Aspen Pharmacare Holdings Ltd.	3,389	40,674
Aveng Ltd.	4,632	21,653
AVI Ltd.	4,571	20,504
Barloworld Ltd.	2,592	21,752
Bidvest Group Ltd.	3,290	65,540
Capital Property Fund	16,437	18,433
Capitec Bank Holdings Ltd.	326	7,476
Clicks Group Ltd.	2,469	12,957
Discovery Holdings Ltd.	3,754	19,630
Exxaro Resources Ltd.	1,216	27,503
FirstRand Ltd.	42,154	104,850
Foschini Ltd.	2,486	31,368
Fountainhead Property Trust	16,941	14,964
Gold Fields Ltd.	7,549	130,844
Grindrod Ltd.	3,844	7,265
Growthpoint Properties Ltd.	17,141	39,849
Harmony Gold Mining Co. Ltd.	4,526	59,172
Illovo Sugar Ltd.	2,884	9,630
Impala Platinum Holdings Ltd.	6,562	151,691
Imperial Holdings Ltd.	2,175	32,202
Investec Ltd.	2,548	15,648
JD Group Ltd.	1,974	11,044
JSE Ltd.	806	7,138
Kumba Iron Ore Ltd.	949	56,439
Lewis Group Ltd.	1,093	10,329
Liberty Holdings Ltd.	1,753	18,020
Life Healthcare Group Holdings Ltd.	9,273	22,562
Massmart Holdings Ltd.	1,192	23,851
Mediclinic International Ltd.	4,188	18,338
Mmi Holdings Ltd.	15,862	34,077
Mondi Ltd.	1,249	9,757
Mpact Ltd. (a)	2,600	4,505
Mr Price Group Ltd.	2,625	25,270
MTN Group Ltd.	19,667	343,267
Murray & Roberts Holdings Ltd.	3,292	10,038
Nampak Ltd.	8,033	22,066
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	4,142	$ 198,319
Nedbank Group Ltd.	2,394	42,533
Netcare Ltd.	15,840	27,743
Northam Platinum Ltd.	2,828	10,957
Pick 'n Pay Stores Ltd.	2,396	12,001
Pick'n Pay Holdings Ltd.	3,712	7,717
Pretoria Portland Cement Co. Ltd.	6,472	19,621
Remgro Ltd.	4,820	73,184
Reunert Ltd.	2,498	19,798
RMB Holdings Ltd.	10,656	33,634
Royal Bafokeng Holdings (Pty) Ltd.	982	6,929
Sanlam Ltd.	20,971	78,348
Santam Ltd.	494	8,890
Sappi Ltd. (a)	6,256	18,367
Sasol Ltd.	6,669	299,893
Shoprite Holdings Ltd.	5,617	82,320
Spar Group Ltd.	1,941	23,724
Standard Bank Group Ltd.	15,874	195,617
Steinhoff International Holdings Ltd.	16,571	49,694
Sun International Ltd.	1,040	11,173
Telkom SA Ltd.	5,317	20,528
Tiger Brands Ltd.	1,556	44,841
Tongaat Hulett Ltd.	1,517	17,681
Truworths International Ltd.	4,585	46,334
Vodacom Group (Pty) Ltd.	4,810	54,486
Wilson Bayly Holmes-Ovcon Ltd.	639	8,736
Woolworths Holdings Ltd.	8,530	43,412
TOTAL SOUTH AFRICA		3,340,479
Taiwan - 12.5%
Acer, Inc.	28,000	31,971
Advanced Semiconductor Engineering, Inc.	69,000	60,973
Advantech Co. Ltd.	4,000	10,886
Asia Cement Corp.	26,000	31,318
ASUSTeK Computer, Inc.	8,000	55,617
AU Optronics Corp.	79,000	34,050
Capital Securities Corp.	22,195	8,525
Catcher Technology Co. Ltd.	8,000	44,572
Cathay Financial Holding Co. Ltd.	80,000	95,403
Cathay Real Estate Development Co. Ltd.	14,000	5,710
Chang Hwa Commercial Bank	40,000	25,745
Cheng Shin Rubber Industry Co. Ltd.	18,000	41,057
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cheng Uei Precision Industries Co. Ltd.	3,000	$ 6,741
Chicony Electronics Co. Ltd.	6,000	10,026
Chimei Innolux Corp. (a)	69,000	27,716
China Airlines Ltd.	20,000	10,063
China Development Finance Holding Corp.	114,000	36,075
China Motor Co. Ltd.	4,000	3,824
China Steel Corp.	118,000	117,399
Chinatrust Financial Holding Co. Ltd.	110,102	72,161
Chunghwa Picture Tubes, Ltd. (a)	22,000	1,339
Chunghwa Telecom Co. Ltd.	41,000	137,171
CMC Magnetics Corp. (a)	30,000	5,965
Compal Communications, Inc.	2,000	2,857
Compal Electronics, Inc.	46,000	42,218
Coretronic Corp.	8,000	6,018
D-Link Corp.	8,000	6,433
Delta Electronics, Inc.	24,000	56,430
E.Sun Financial Holdings Co. Ltd.	29,000	14,453
Epistar Corp.	8,000	14,812
Eternal Chemical Co. Ltd.	11,000	9,031
EVA Airways Corp.	16,900	12,226
Evergreen Marine Corp. (Taiwan)	17,000	9,321
Far Eastern International Bank	16,000	6,659
Far Eastern Textile Ltd.	38,000	44,677
Far EasTone Telecommunications Co. Ltd.	19,000	31,158
Faraday Technology Corp.	2,000	1,809
Feng Hsin Iron & Steel Co.	6,000	10,090
First Financial Holding Co. Ltd.	58,000	38,500
Formosa Chemicals & Fibre Corp.	45,000	130,233
Formosa Petrochemical Corp.	20,000	62,899
Formosa Plastics Corp.	65,000	191,171
Formosa Taffeta Co. Ltd.	13,000	12,011
Foxconn Technology Co. Ltd.	12,000	41,824
Fubon Financial Holding Co. Ltd.	70,000	82,071
Giant Manufacturing Co. Ltd.	3,000	11,609
HannStar Display Corp. (a)	29,000	1,669
Hon Hai Precision Industry Co. Ltd. (Foxconn)	110,000	301,552
HTC Corp.	9,000	202,262
Hua Nan Financial Holdings Co. Ltd.	52,000	33,876
Inotera Memories, Inc. (a)	13,000	1,921
Inventec Corp.	42,000	15,094
KGI Securities Co. Ltd.	32,000	13,421
Largan Precision Co. Ltd.	1,000	22,356
Common Stocks - continued
	Shares	Value
Taiwan - continued
LITE-ON IT Corp.	6,000	$ 5,610
Lite-On Technology Corp.	26,000	24,535
Macronix International Co. Ltd.	33,000	12,470
MediaTek, Inc.	12,000	125,931
Mega Financial Holding Co. Ltd.	88,000	67,645
Micro-Star International Co. Ltd.	10,000	4,458
Mitac International Corp.	14,000	4,982
Nan Ya Plastics Corp.	83,000	186,719
Nan Ya Printed Circuit Board Corp.	3,000	8,729
Nanya Technology Corp. (a)	12,000	1,183
Novatek Microelectronics Corp.	5,000	12,257
Oriental Union Chemical Corp.	6,000	7,835
Pegatron Corp.	18,000	19,441
Pou Chen Corp.	32,000	24,599
Powerchip Technology Corp. (a)	31,000	1,271
President Chain Store Corp.	8,000	44,486
President Securities Corp.	9,000	4,605
Qisda Corp.	7,000	1,913
Quanta Computer, Inc.	30,000	59,035
Realtek Semiconductor Corp.	5,000	8,329
Ritek Corp. (a)	30,000	5,753
Shin Kong Financial Holding Co. Ltd. (a)	63,000	19,622
Siliconware Precision Industries Co. Ltd.	32,000	32,850
Sinopac Holdings Co.	75,000	24,281
Synnex Technology International Corp.	16,000	39,220
Taishin Financial Holdings Co. Ltd.	65,000	27,522
Taiwan Business Bank	28,000	9,144
Taiwan Cement Corp.	38,000	47,457
Taiwan Cooperative Bank	49,000	32,159
Taiwan Fertilizer Co. Ltd.	8,000	20,620
Taiwan Glass Industry Corp.	19,000	23,377
Taiwan Mobile Co. Ltd.	18,900	54,158
Taiwan Secom Co.	6,000	10,826
Taiwan Semiconductor Manufacturing Co. Ltd.	242,000	589,724
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,200	65,624
Tatung Co. Ltd. (a)	28,000	9,858
TECO Electric & Machinery Co. Ltd.	19,000	11,085
Ton Yi Industrial Corp.	13,000	6,616
Transcend Information, Inc.	2,000	4,670
U-Ming Marine Transport Corp.	5,000	7,884
Unified-President Enterprises Corp.	49,000	67,383
Unimicron Technology Corp.	17,000	22,074
Common Stocks - continued
	Shares	Value
Taiwan - continued
United Microelectronics Corp.	136,000	$ 59,714
Vanguard International Semiconductor Corp.	5,000	1,781
Walsin Lihwa Corp.	36,000	12,076
Wan Hai Lines Ltd.	14,000	7,267
Waterland Financial Holdings Co. Ltd. (a)	23,144	8,497
Winbond Electronics Corp. (a)	30,000	5,603
Wistron Corp.	22,000	25,461
Yageo Corp.	19,000	5,723
Yang Ming Marine Transport Corp.	16,900	6,964
Yuanta Financial Holding Co. Ltd.	102,570	58,470
Yuen Foong Yu Paper Manufacturing Co.	21,000	8,536
Yulon Motor Co. Ltd.	12,000	25,249
TOTAL TAIWAN		4,288,249
Thailand - 2.0%
Advanced Info Service PCL	1,300	5,485
Advanced Info Service PCL (For. Reg.)	11,400	47,895
Airports of Thailand PCL (For. Reg.)	6,400	7,881
Bangkok Bank Public Co. Ltd. (For. Reg.)	4,500	22,827
Bank of Ayudhya PCL	23,400	15,071
Banpu PCL	150	3,037
Banpu PCL (For. Reg.)	1,100	22,330
BEC World PCL (For. Reg.)	8,700	10,503
C.P. Seven Eleven PCL	2,600	3,949
C.P. Seven Eleven PCL (For. Reg.)	21,000	31,775
Central Pattana PCL	4,200	4,413
Central Pattana PCL (For. Reg.)	8,900	9,312
Charoen Pokphand Foods PCL	3,400	3,322
Charoen Pokphand Foods PCL (For. Reg.)	29,900	29,119
Delta Electronics PCL (For. Reg.)	6,100	3,653
Electricity Generating PCL (For. Reg.)	2,400	6,490
Indorama Ventures PCL (For. Reg.)	14,000	16,113
IRPC Public Co. Ltd. (For. Reg.)	92,300	11,411
Kasikornbank PCL (For. Reg.)	11,500	46,489
Krung Thai Bank PCL	3,200	1,568
Krung Thai Bank PCL (For. Reg.)	15,700	7,683
Land & House PCL (For. Reg.)	30,700	5,662
PTT Exploration and Production PCL	1,400	7,278
PTT Exploration and Production PCL (For. Reg.)	13,000	67,382
PTT Global Chemical PCL (a)	6,000	12,652
PTT Global Chemical PCL (For. Reg.) (a)	11,539	24,332
PTT PCL	900	8,882
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	8,100	$ 79,796
Ratchaburi Electric Generating Holding PCL	4,700	6,242
Siam Cement PCL (For. Reg.)	3,100	37,168
Siam City Cement PCL	400	3,045
Siam City Cement PCL (For. Reg.)	700	5,296
Siam Commercial Bank PCL	1,700	6,431
Siam Commercial Bank PCL (For. Reg.)	13,600	51,446
Siam Makro PCL (For. Reg.)	1,600	10,714
Thai Airways International PCL (For. Reg.)	3,700	2,311
Thai Oil PCL (For. Reg.)	7,700	14,440
Thai Union Frozen Products PCL (For. Reg.)	6,600	11,261
TMB PCL (For. Reg.)	276,100	12,178
Total Access Communication PCL	7,000	16,750
TOTAL THAILAND		693,592
Turkey - 1.4%
Akbank T.A.S.	11,863	43,339
Anadolu Efes Biracilik ve Malt Sanayii AS	2,555	31,066
Arcelik AS	2,422	9,314
Asya Katilim Bankasi AS (a)	10,029	10,776
Bim Birlesik Magazalar AS JSC	867	26,477
Coca-Cola Icecek AS	806	10,940
Dogan Sirketler Grubu Holding AS (a)	5,394	1,983
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,981	10,787
Enka Insaat ve Sanayi AS	5,618	14,551
Eregli Demir ve Celik Fabrikalari T.A.S.	10,461	21,653
Ford Otomotiv Sanayi AS	390	2,845
Haci Omer Sabanci Holding AS	3,941	13,506
Koc Holding AS	10,456	37,371
Tofas Turk Otomobil Fabrikasi AS	1,665	6,441
Tupras-Turkiye Petrol Rafinerileri AS	1,157	26,173
Turk Hava Yollari AO	10,745	15,556
Turk Sise ve Cam Fabrikalari AS	4,571	8,763
Turk Telekomunikasyon AS	6,306	26,747
Turkcell Iletisim Hizmet AS	3,932	19,363
Turkiye Garanti Bankasi AS	12,387	43,713
Turkiye Halk Bankasi AS	3,951	24,355
Turkiye Is Bankasi AS Series C	13,710	32,022
Turkiye Vakiflar Bankasi Tao	6,604	11,279
Yapi ve Kredi Bankasi AS (a)	7,587	14,245
TOTAL TURKEY		463,265
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.2%
Air Arabia PJSC (a)	46,460	$ 8,007
DP World Ltd.	2,624	28,733
Dubai Financial Market PJSC (a)	29,430	8,253
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	9,090
Emaar Properties (a)	36,671	27,755
TOTAL UNITED ARAB EMIRATES		81,838
TOTAL COMMON STOCKS (Cost $30,325,955)		30,646,997
Investment Companies - 1.2%

PowerShares India Portfolio ETF (Cost $388,162)	21,000	416,640
Government Obligations - 1.7%
Principal Amount
United States of America - 1.7%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 3/8/12 to 5/31/12 (c) (Cost $599,903)	$ 600,000	599,862
Money Market Funds - 13.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $4,445,276)	4,445,276	4,445,276
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $35,759,296)		36,108,775
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(1,862,549)
NET ASSETS - 100%		$ 34,246,226
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
112 SGX S&P CNX Nifty Index Contracts (Singapore)	Nov. 2011	$ 1,197,728	$ 37,924

The face value of futures purchased as a percentage of net assets is 3.5%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 1,827,524	$ 140,723
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,904.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 566
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 6,526,762	$ 6,526,762	$ -	$ -
Taiwan	4,288,249	65,624	4,222,625	-
China	3,903,671	-	3,901,926	1,745
South Africa	3,340,479	2,670,471	670,008	-
Russia	2,340,360	2,340,360	-	-
Mexico	1,895,873	1,895,873	-	-
Malaysia	1,610,455	-	1,610,455	-
Hong Kong	1,550,183	92,908	1,457,275	-
Indonesia	1,138,649	-	1,138,649	-
Other	4,052,316	3,111,488	940,828	-
Investment Companies	416,640	416,640	-	-
Government Obligations	599,862	-	599,862	-
Money Market Funds	4,445,276	4,445,276	-	-
Total Investments in Securities:	$ 36,108,775	$ 21,565,402	$ 14,541,628	$ 1,745
Derivative Instruments:
Assets
Futures Contracts	$ 37,924	$ 37,924	$ -	$ -
Swap Agreements	140,723	-	140,723	-
Total Assets	$ 178,647	$ 37,924	$ 140,723	$ -
Total Derivative Instruments:	$ 178,647	$ 37,924	$ 140,723	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(91)
Cost of Purchases	1,836
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,745
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (91)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 37,924	$ -
Swap Agreements (b)	140,723	-
Total Value of Derivatives	$ 178,647	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,314,020)	$ 31,663,499
Fidelity Central Funds (cost $4,445,276)	4,445,276
Total Investments (cost $35,759,296)		$ 36,108,775
Foreign currency held at value (cost $672,823)		677,248
Receivable for investments sold		39,959
Receivable for fund shares sold		92,937
Dividends receivable		14,299
Distributions receivable from Fidelity Central Funds		349
Swap agreements, at value		140,723
Receivable from investment adviser for expense reductions		3,210
Total assets		37,077,500

Liabilities
Payable for investments purchased	$ 2,792,301
Payable for fund shares redeemed	8,771
Accrued management fee	6,012
Payable for daily variation margin on futures contracts	8,555
Other affiliated payables	3,050
Other payables and accrued expenses	12,585
Total liabilities		2,831,274

Net Assets		$ 34,246,226
Net Assets consist of:
Paid in capital		$ 33,777,627
Accumulated net investment loss		(13,858)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		546,286
Net Assets		$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($14,187,791 ÷ 1,487,390 shares)	$ 9.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,517,014 ÷ 1,102,387 shares)	$ 9.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,770,603 ÷ 500,001 shares)	$ 9.54

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,770,818 ÷ 500,001 shares)	$ 9.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period September 8, 2011 (commencement of operations) to October 31, 2011

Investment Income
Dividends		$ 81,130
Interest		147
Income from Fidelity Central Funds		566
Income before foreign taxes withheld		81,843
Less foreign taxes withheld		(4,969)
Total income		76,874

Expenses
Management fee	$ 9,175
Transfer agent fees	4,164
Independent trustees' compensation	5
Total expenses before reductions	13,344
Expense reductions	(4,870)	8,474
Net investment income (loss)		68,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(216)
Foreign currency transactions	(157,592)
Futures contracts	189,916
Swap agreements	(178,195)
Total net realized gain (loss)		(146,087)
Change in net unrealized appreciation (depreciation) on: Investment securities	349,479
Assets and liabilities in foreign currencies	18,160
Futures contracts	37,924
Swap agreements	140,723
Total change in net unrealized appreciation (depreciation)		546,286
Net gain (loss)		400,199
Net increase (decrease) in net assets resulting from operations		$ 468,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,400
Net realized gain (loss)	(146,087)
Change in net unrealized appreciation (depreciation)	546,286
Net increase (decrease) in net assets resulting from operations	468,599
Share transactions - net increase (decrease)	33,777,627
Total increase (decrease) in net assets	34,246,226

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $13,858)	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.48) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.46% A
Expenses net of fee waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,188
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.48) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.22% A
Expenses net of all reductions	.22% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,517
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(.49) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.28% A
Expenses net of fee waivers, if any	.15% A
Expenses net of all reductions	.15% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,771
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(.49) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,771
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
Nestle SA (Switzerland, Food Products)	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
8.9
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	22.5
Materials	11.5
Energy	11.1
Industrials	9.1
Consumer Staples	9.1
Consumer Discretionary	8.3
Telecommunication Services	6.3
Health Care	5.9
Information Technology	5.5
Utilities	3.6
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United Kingdom 14.1%
Japan 13.4%
Canada 7.8%
France 5.8%
Australia 5.8%
Switzerland 5.4%
Germany 5.3%
Brazil 3.4%
Korea (South) 3.3%
Other 35.7%

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 5.8%
AGL Energy Ltd.	1,041	$ 15,686
Alumina Ltd.	4,576	6,971
Amcor Ltd.	2,694	19,712
AMP Ltd.	6,226	27,759
Asciano Ltd. unit	7,483	11,964
ASX Ltd.	424	13,615
Australia & New Zealand Banking Group Ltd.	5,826	131,659
Bendigo & Adelaide Bank Ltd.	676	6,676
BHP Billiton Ltd.	7,209	282,220
BlueScope Steel Ltd.	3,245	2,839
Boral Ltd.	1,333	5,442
Brambles Ltd.	3,236	22,372
Caltex Australia Ltd.	247	3,431
CFS Retail Property Trust	5,184	9,883
Coca-Cola Amatil Ltd.	1,288	16,628
Cochlear Ltd.	106	6,509
Commonwealth Bank of Australia	3,498	179,710
Computershare Ltd.	822	6,497
Crown Ltd.	1,242	10,467
CSL Ltd.	1,189	35,815
DEXUS Property Group unit	12,851	11,433
Echo Entertainment Group Ltd. (a)	1,264	4,907
Fortescue Metals Group Ltd.	2,743	13,779
Fosters Group Ltd.	4,170	23,324
Goodman Group unit	18,323	11,908
Harvey Norman Holdings Ltd.	1,286	2,913
Iluka Resources Ltd.	995	16,543
Incitec Pivot Ltd.	3,996	14,475
Insurance Australia Group Ltd.	4,765	15,711
John Fairfax Holdings Ltd.	3,967	3,847
Leighton Holdings Ltd.	278	6,316
Lend Lease Group unit	1,425	11,595
Lynas Corp. Ltd. (a)	3,199	3,959
MacArthur Coal Ltd.	311	5,274
Macquarie Group Ltd.	756	19,466
MAp Group unit	845	3,015
Metcash Ltd.	1,424	6,232
Mirvac Group unit	8,873	11,620
National Australia Bank Ltd.	4,860	129,820
Newcrest Mining Ltd.	1,688	59,663
OneSteel Ltd.	2,312	2,941
Orica Ltd.	813	22,023
Common Stocks - continued
	Shares	Value
Australia - continued
Origin Energy Ltd.	2,415	$ 36,396
OZ Minerals Ltd.	607	7,290
Paladin Energy Ltd. (Australia) (a)	1,267	1,935
Qantas Airways Ltd. (a)	2,104	3,519
QBE Insurance Group Ltd.	2,462	37,901
QR National Ltd.	4,151	14,343
Ramsay Health Care Ltd.	244	4,797
Rio Tinto Ltd.	974	69,934
Santos Ltd.	1,874	25,312
Sims Metal Management Ltd.	299	4,313
Sonic Healthcare Ltd.	974	11,256
SP AusNet unit	2,877	3,000
Stockland Corp. Ltd. unit	5,356	17,688
Suncorp-Metway Ltd.	2,750	24,683
Tabcorp Holdings Ltd.	1,229	3,779
Tattersall's Ltd.	2,425	5,900
Telstra Corp. Ltd.	10,040	32,602
The GPT Group unit	4,297	14,183
Toll Holdings Ltd.	1,226	6,193
Transurban Group unit	2,922	16,030
Wesfarmers Ltd.	2,199	74,616
Wesfarmers Ltd. (price protected shares)	394	13,501
Westfield Group unit	4,699	37,832
Westfield Retail Trust unit	6,519	17,375
Westpac Banking Corp.	6,744	156,518
Woodside Petroleum Ltd.	1,445	55,027
Woolworths Ltd.	2,729	68,226
WorleyParsons Ltd.	477	13,846
TOTAL AUSTRALIA		1,994,614
Austria - 0.2%
Erste Bank AG	502	10,838
IMMOFINANZ Immobilien Anlagen AG	2,728	9,012
OMV AG	399	13,956
Osterreichische Elektrizitatswirtschafts AG	128	3,726
Raiffeisen International Bank-Holding AG	92	2,585
Telekom Austria AG	614	6,993
Vienna Insurance Group AG Wien	73	3,068
Voestalpine AG	282	9,757
TOTAL AUSTRIA		59,935
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	3,460	$ 15,302
Bailiwick of Jersey - 0.5%
Experian PLC	2,134	27,816
Glencore International PLC	2,084	14,680
Petrofac Ltd.	637	14,711
Randgold Resources Ltd.	203	22,206
Shire PLC	1,249	39,208
Wolseley PLC	642	18,564
WPP PLC	2,969	30,738
TOTAL BAILIWICK OF JERSEY		167,923
Belgium - 0.6%
Ageas	5,753	11,624
Anheuser-Busch InBev SA NV	1,765	97,894
Bekaert SA	71	3,175
Belgacom SA	383	11,618
Colruyt NV	142	5,856
Delhaize Group SA	234	15,330
Dexia SA (a)	1,211	955
Groupe Bruxelles Lambert SA	188	14,528
KBC Groupe SA	451	10,130
Mobistar SA	54	3,084
Solvay SA Class A	143	14,658
UCB SA	262	11,566
Umicore SA	214	9,215
TOTAL BELGIUM		209,633
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	4,000	4,288
Cheung Kong Infrastructure Holdings Ltd.	1,000	5,357
China Yurun Food Group Ltd.	3,000	5,207
CNPC (Hong Kong) Ltd.	4,000	5,603
Cosco Pacific Ltd.	4,000	5,566
Credicorp Ltd. (NY Shares)	126	13,706
GOME Electrical Appliances Holdings Ltd.	19,000	5,825
Huabao International Holdings Ltd.	4,000	2,541
Li & Fung Ltd.	12,000	23,126
Noble Group Ltd.	10,000	12,206
NWS Holdings Ltd.	4,000	6,066
Orient Overseas International Ltd.	500	2,257
Seadrill Ltd.	714	23,609
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,382
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sinofert Holdings Ltd.	8,000	$ 2,626
Skyworth Digital Holdings Ltd.	4,000	2,114
Yue Yuen Industrial (Holdings) Ltd.	1,500	4,272
TOTAL BERMUDA		127,751
Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	200	2,850
All America Latina Logistica SA	800	3,983
Amil Participacoes SA	300	3,035
Anhanguera Educacional Participacoes SA	200	2,941
Banco Bradesco SA (PN)	4,200	75,943
Banco do Brasil SA	1,300	19,608
Banco do Estado do Rio Grande do Sul SA	300	3,162
Banco Santander SA (Brasil) unit	1,600	14,396
BM&F Bovespa SA	4,200	25,070
BR Malls Participacoes SA	800	8,642
Bradespar SA (PN)	500	10,191
Brasil Foods SA	1,400	29,146
Brasil Telecom SA (PN)	500	3,442
Braskem SA (PN-A)	300	2,673
Brookfield Incorporacoes SA	600	2,306
Centrais Eletricas Brasileiras SA (Electrobras)	500	5,005
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	600	8,270
Cetip SA	400	5,521
Cia.Hering SA	400	8,933
Cielo SA	500	13,248
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	200	7,629
Companhia de Bebidas das Americas (AmBev) (PN)	1,700	56,776
Companhia de Concessoes Rodoviarias	500	13,758
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300	8,229
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,865
Companhia Energetica de Minas Gerais (CEMIG) (PN)	900	15,042
Companhia Energetica de Sao Paulo Series A	300	5,110
Companhia Paranaense de Energia-Copel (PN-B)	200	4,001
Companhia Siderurgica Nacional SA (CSN)	1,800	16,677
Cosan SA Industria e Comercio	200	3,121
CPFL Energia SA	400	5,118
Cyrela Brazil Realty SA	600	5,245
Diagnosticos da America SA	400	3,180
Duratex SA	500	2,708
Ecorodovias Infraestrutura e Logistica SA	300	2,271
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	200	$ 3,587
Embraer SA	1,500	10,351
Energias do Brasil SA	200	4,309
Fertilizantes Fosfatados SA (PN)	200	2,822
Fibria Celulose SA	400	3,562
Gafisa SA	800	2,968
Gerdau SA (PN)	2,000	17,994
Gol Linhas Aereas Inteligentes SA (PN)	400	3,147
HRT Participacoes em Petroleo SA GDR (a)	900	4,469
Hypermarcas SA	500	2,690
Itau Unibanco Banco Multiplo SA	5,100	97,207
Itausa-Investimentos Itau SA (PN)	5,000	31,301
JBS SA (a)	1,400	4,207
Klabin SA (PN) (non-vtg.)	900	3,312
Localiza Rent A Car SA	200	3,022
Lojas Americanas SA (PN)	600	5,276
Lojas Renner SA	300	9,095
Marfrig Alimentos SA	500	2,169
Metalurgica Gerdau SA (PN)	500	5,666
MMX Mineracao e Metalicos SA (a)	600	2,624
MRV Engenharia e Participacoes SA	500	3,523
Multiplan Empreendimentos Imobiliarios SA	100	2,022
Natura Cosmeticos SA	500	9,725
Odontoprev SA	200	3,147
OGX Petroleo e Gas Participacoes SA (a)	2,800	23,154
PDG Realty SA Empreendimentos e Participacoes	2,900	12,784
Petroleo Brasileiro SA - Petrobras:
(ON)	6,700	90,051
(PN) (non-vtg.)	9,300	115,465
Porto Seguro SA	200	2,143
Redecard SA	800	13,440
Rossi Residencial SA	400	2,527
Souza Cruz Industria Comerico	1,000	12,264
Sul America SA unit	300	2,409
Suzano Papel e Celulose SA	500	2,446
TAM SA (PN) (ltd. vtg.)	200	3,994
Tele Norte Leste Participacoes SA	200	2,446
Tele Norte Leste Participacoes SA (PN)	500	5,393
Telefonica Brasil SA	700	20,362
Telemar Norte Leste SA (PN-A)	100	2,734
TIM Participacoes SA	2,100	10,860
Totvs SA	200	3,319
Common Stocks - continued
	Shares	Value
Brazil - continued
Tractebel Energia SA	400	$ 6,406
Ultrapar Participacoes SA	800	14,256
Usinas Siderurgicas de Minas Gerais SA - Usiminas	300	4,306
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,300	8,933
Vale SA	2,900	73,817
Vale SA (PN-A)	4,400	104,542
TOTAL BRAZIL		1,176,341
Canada - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	356	15,442
Agrium, Inc.	370	30,503
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	231	6,952
ARC Resources Ltd.	665	16,911
Athabasca Oil Sands Corp. (a)	562	7,290
Bank of Montreal	1,421	83,947
Bank of Nova Scotia	2,411	127,050
Barrick Gold Corp.	2,208	108,999
Baytex Energy Corp.	278	14,694
BCE, Inc.	582	23,067
Bell Aliant, Inc.	134	3,772
Bombardier, Inc. Class B (sub. vtg.)	3,492	14,433
Bonavista Energy Corp.	267	6,873
Brookfield Asset Management, Inc. Class A	1,160	33,560
Brookfield Properties Corp.	689	11,308
CAE, Inc.	468	4,991
Cameco Corp.	898	19,269
Canadian Imperial Bank of Commerce	881	66,372
Canadian National Railway Co.	990	77,543
Canadian Natural Resources Ltd.	2,454	86,555
Canadian Oil Sands Ltd.	1,029	23,845
Canadian Pacific	370	22,868
Canadian Tire Ltd. Class A (non-vtg.)	200	11,954
Canadian Utilities Ltd. Class A (non-vtg.)	215	12,995
Cenovus Energy, Inc.	1,670	57,194
Centerra Gold, Inc.	308	6,105
CGI Group, Inc. Class A (sub. vtg.) (a)	596	12,197
CI Financial Corp.	289	5,798
Crescent Point Energy Corp.	526	22,463
Eldorado Gold Corp.	1,163	21,852
Empire Co. Ltd. Class A (non-vtg.)	52	3,178
Enbridge, Inc.	1,624	56,254
Common Stocks - continued
	Shares	Value
Canada - continued
Encana Corp.	1,651	$ 35,807
Enerplus Corp.	453	12,597
Fairfax Financial Holdings Ltd. (sub. vtg.)	44	18,391
Finning International, Inc.	466	10,892
First Quantum Minerals Ltd.	1,017	21,333
Fortis, Inc.	456	15,416
Franco-Nevada Corp.	319	12,637
George Weston Ltd.	97	6,723
Gildan Activewear, Inc.	215	5,547
Goldcorp, Inc.	1,758	85,532
Great-West Lifeco, Inc.	691	15,382
Husky Energy, Inc.	635	16,301
IAMGOLD Corp.	870	18,703
IGM Financial, Inc.	292	12,607
Imperial Oil Ltd.	631	26,130
Industrial Alliance Life Insurance Co.	155	5,043
Inmet Mining Corp.	98	5,849
Intact Financial Corp.	261	14,563
Ivanhoe Mines Ltd. (a)	684	13,998
Kinross Gold Corp.	2,523	35,965
Loblaw Companies Ltd.	295	11,290
Magna International, Inc. Class A (sub. vtg.)	492	18,770
Manulife Financial Corp.	3,943	52,054
MEG Energy Corp. (a)	309	13,937
Metro, Inc. Class A (sub. vtg.)	258	12,641
National Bank of Canada	343	24,478
New Gold, Inc. (a)	1,086	13,454
Nexen, Inc.	1,127	19,140
Niko Resources Ltd.	86	4,730
Onex Corp. (sub. vtg.)	269	8,919
Open Text Corp. (a)	106	6,488
Osisko Mining Corp. (a)	643	7,753
Pacific Rubiales Energy Corp.	608	14,175
Pan American Silver Corp.	190	5,312
Pengrowth Energy Corp.	612	6,385
Penn West Petroleum Ltd.	1,069	19,099
PetroBakken Energy Ltd. Class A	235	2,141
Potash Corp. of Saskatchewan, Inc.	1,897	89,783
Power Corp. of Canada (sub. vtg.)	787	19,816
Power Financial Corp.	591	15,948
Precision Drilling Corp. (a)	443	5,137
Progress Energy Resources Corp.	345	4,883
Common Stocks - continued
	Shares	Value
Canada - continued
Research In Motion Ltd. (a)	1,117	$ 22,563
RioCan (REIT)	241	6,114
Ritchie Brothers Auctioneers, Inc.	175	3,483
Rogers Communications, Inc. Class B (non-vtg.)	900	32,818
Royal Bank of Canada	3,197	155,929
Saputo, Inc.	344	14,211
Shaw Communications, Inc. Class B	847	17,155
Shoppers Drug Mart Corp.	477	20,049
Silver Wheaton Corp.	732	25,275
SNC-Lavalin Group, Inc.	335	16,833
Sun Life Financial, Inc.	1,272	32,105
Suncor Energy, Inc.	3,500	111,476
Talisman Energy, Inc.	2,294	32,540
Teck Resources Ltd. Class B (sub. vtg.)	1,276	51,150
TELUS Corp.	106	5,703
TELUS Corp. (non-vtg.)	351	17,933
The Toronto-Dominion Bank	1,983	149,652
Thomson Reuters Corp.	814	24,081
Tim Hortons, Inc.	371	18,298
TMX Group, Inc.	136	5,976
Tourmaline Oil Corp. (a)	324	10,771
TransAlta Corp.	534	11,748
TransCanada Corp.	1,566	66,561
Valeant Pharmaceuticals International, Inc. (Canada)	682	26,928
Vermilion Energy, Inc.	228	10,741
Viterra, Inc.	996	10,251
Yamana Gold, Inc.	1,785	26,645
TOTAL CANADA		2,708,972
Cayman Islands - 0.7%
Agile Property Holdings Ltd.	2,000	1,803
Alibaba.com Ltd.	2,500	2,936
Anta Sports Products Ltd.	2,000	1,829
Belle International Holdings Ltd.	10,000	19,612
China Mengniu Dairy Co. Ltd.	3,000	9,559
China Resources Cement Holdings Ltd.	4,000	3,174
China Resources Land Ltd.	4,000	5,855
China Rongsheng Heavy Industry Group Co. Ltd.	7,000	2,426
China Shanshui Cement Group Ltd.	3,000	2,298
China Zhongwang Holdings Ltd.	6,400	2,117
Country Garden Holdings Co. Ltd.	7,000	2,772
Dongyue Group Co. Ltd.	4,000	3,097
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Enn Energy Holdings Ltd.	2,000	$ 7,227
Evergrande Real Estate Group Ltd.	10,000	4,325
Foxconn International Holdings Ltd. (a)	6,000	4,019
GCL-Poly Energy Holdings Ltd.	13,000	4,196
Geely Automobile Holdings Ltd.	10,000	2,557
Hengan International Group Co. Ltd.	1,500	13,003
Hengdeli Holdings Ltd.	4,000	1,793
Intime Department Store Group Co. Ltd.	2,000	2,870
Kingboard Chemical Holdings Ltd.	1,000	3,416
KWG Property Holding Ltd.	5,000	2,157
Li Ning Co. Ltd.	2,000	1,907
Lifestyle International Holdings Ltd.	1,000	2,677
Longfor Properties Co. Ltd.	2,000	2,563
Lonking Holdings Ltd.	7,000	2,752
MStar Semiconductor, Inc.	1,000	5,795
Renhe Commercial Holdings Co. Ltd.	18,000	2,522
Sands China Ltd. (a)	5,200	15,627
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	2,643
Semiconductor Manufacturing International Corp. (a)	53,000	2,907
Shimao Property Holdings Ltd.	2,500	2,441
Shui On Land Ltd.	7,500	2,327
SOHO China Ltd.	3,500	2,495
Tencent Holdings Ltd.	2,200	50,881
Want Want China Holdings Ltd.	15,000	13,907
Wynn Macau Ltd.	4,000	11,208
TOTAL CAYMAN ISLANDS		225,693
Chile - 0.4%
Banco de Credito e Inversiones	57	3,199
Banco Santander Chile	130,647	10,106
CAP SA	224	8,641
Cencosud SA	1,690	10,796
Colbun SA	12,558	3,432
Compania Cervecerias Unidas SA	251	2,843
Compania de Petroleos de Chile SA (COPEC)	1,033	15,834
CorpBanca SA	188,853	2,732
E-CL SA	1,029	2,835
Empresa Nacional de Electricidad SA	7,754	12,423
Empresa Nacional de Telecomunicaciones SA (ENTEL)	189	3,742
Empresas CMPC SA	2,911	12,121
Enersis SA	33,568	13,627
Gener SA	4,705	2,689
Common Stocks - continued
	Shares	Value
Chile - continued
Lan Airlines SA	257	$ 6,633
SACI Falabella	668	6,272
Sociedad Quimica y Minera de Chile SA (PN-B)	238	14,281
Vina Concha y Toro SA	1,386	2,767
TOTAL CHILE		134,973
China - 2.2%
Agricultural Bank China Ltd. (H Shares)	43,000	19,299
Air China Ltd. (H Shares)	4,000	3,108
Aluminum Corp. of China Ltd. (H Shares)	10,000	5,371
Angang Steel Co. Ltd. (H Shares)	6,000	3,661
Anhui Conch Cement Co. Ltd. (H Shares)	2,500	9,091
AviChina Industry & Technology Co. Ltd.	4,000	1,752
Bank Communications Co. Ltd. (H Shares)	18,000	12,371
Bank of China Ltd. (H Shares)	147,000	52,319
BBMG Corp. (H Shares)	2,500	2,177
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	2,694
BYD Co. Ltd. (H Shares) (a)	1,500	3,614
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,200	3,183
China Bluechemical Ltd. (H shares)	4,000	3,135
China CITIC Bank Corp. Ltd. (H Shares)	20,000	10,745
China Coal Energy Co. Ltd. (H Shares)	8,000	9,964
China Communications Construction Co. Ltd. (H Shares)	8,000	6,034
China Communications Services Corp. Ltd. (H Shares)	6,000	2,767
China Construction Bank Corp. (H Shares)	106,000	77,882
China Cosco Holdings Co. Ltd. (H Shares)	5,000	2,608
China Gas Holdings Ltd.	8,000	2,296
China International Marine Containers (Group) Ltd. (B Shares)	2,100	2,528
China Life Insurance Co. Ltd. (H Shares)	16,000	41,366
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,000	3,322
China Merchants Bank Co. Ltd. (H Shares)	8,500	17,163
China Minsheng Banking Corp. Ltd. (H Shares)	11,000	8,961
China Molybdenum Co. Ltd. (H Shares)	5,000	2,458
China National Building Materials Co. Ltd. (H Shares)	6,000	7,685
China Oilfield Services Ltd. (H Shares)	4,000	6,663
China Pacific Insurance Group Co. Ltd. (H Shares)	4,400	13,502
China Petroleum & Chemical Corp. (H Shares)	36,000	34,046
China Railway Construction Corp. Ltd. (H Shares)	5,500	3,278
China Railway Group Ltd. (H Shares)	10,000	3,320
China Shenhua Energy Co. Ltd. (H Shares)	7,500	34,311
China Ship Container Lines Co. Ltd. (H Shares) (a)	12,000	2,277
Common Stocks - continued
	Shares	Value
China - continued
China Shipping Development Co. Ltd. (H Shares)	4,000	$ 2,828
China Southern Airlines Ltd. (H Shares) (a)	4,000	2,232
China Telecom Corp. Ltd. (H Shares)	32,000	19,757
China Vanke Co. Ltd. (B Shares)	2,200	2,467
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	6,000	2,655
CSG Holding Co. Ltd. (B Shares)	4,100	3,510
CSR Corp. Ltd. (H Shares)	5,000	2,959
Datang International Power Generation Co. Ltd. (H Shares)	14,000	3,590
Dongfang Electric Corp. Ltd. (H Shares)	800	2,459
Dongfeng Motor Group Co. Ltd. (H Shares)	6,000	9,787
Golden Eagle Retail Group Ltd. (H Shares)	1,000	2,513
Great Wall Motor Co. Ltd. (H Shares)	2,000	2,716
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,000	3,991
Guangzhou R F Properties Co. Ltd. (H Shares)	2,400	2,332
Huaneng Power International, Inc. (H Shares)	6,000	2,714
Industrial & Commercial Bank of China Ltd. (H Shares)	134,000	83,678
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,100	6,067
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,448
Jiangxi Copper Co. Ltd. (H Shares)	4,000	9,669
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,170
Nine Dragons Paper (Holdings) Ltd.	4,000	2,723
Parkson Retail Group Ltd.	2,500	3,181
PetroChina Co. Ltd. (H Shares)	46,000	59,717
PICC Property & Casualty Co. Ltd. (H Shares)	6,000	8,321
Ping An Insurance Group Co. China Ltd. (H Shares)	4,000	29,666
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,000	4,157
Shanghai Electric Group Co. Ltd. (H Shares)	6,000	2,640
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,671
Sinopharm Group Co. Ltd. (H Shares)	2,400	6,533
Tingyi (Cayman Islands) Holding Corp.	4,000	11,377
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,170
Weichai Power Co. Ltd. (H Shares)	1,000	5,032
Wumart Stores, Inc. (H Shares)	1,000	2,018
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	9,901
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,500	2,678
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	2,631
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	2,341
Zijin Mining Group Co. Ltd. (H Shares)	10,000	4,256
ZTE Corp. (H Shares)	1,000	2,839
TOTAL CHINA		760,345
Common Stocks - continued
	Shares	Value
Colombia - 0.2%
Almacenes Exito SA	533	$ 6,855
BanColombia SA	649	10,086
BanColombia SA (PN)	731	11,517
Cementos Argos SA	515	2,964
Corp. Financiera Colombiana SA	146	2,749
Corp. Financiera Colombiana SA (RFD) (a)	3	53
Ecopetrol SA	8,955	19,196
Grupo de Inversiones Surameric	577	10,136
Grupo de Inversiones Surameric rights 11/22/11 (a)	147	22
Interconexion Electrica SA	715	4,560
Inversiones Argos SA	529	5,075
TOTAL COLOMBIA		73,213
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	1,636	2,264
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	383	16,197
Komercni Banka A/S	28	5,400
Telefonica Czech Republic A/S	206	4,334
TOTAL CZECH REPUBLIC		25,931
Denmark - 0.6%
A.P. Moller - Maersk A/S:
Series A	1	6,483
Series B	3	20,466
Carlsberg A/S Series B	250	17,018
Coloplast A/S Series B	43	6,282
Danske Bank A/S (a)	1,439	19,939
DSV de Sammensluttede Vognmaend A/S	547	11,059
Novo Nordisk A/S Series B	946	100,449
Novozymes A/S Series B	107	16,030
TDC A/S	688	5,685
Tryg A/S	51	2,853
Vestas Wind Systems A/S (a)	379	5,946
William Demant Holding A/S (a)	44	3,511
TOTAL DENMARK		215,721
Egypt - 0.1%
Commercial International Bank Ltd.	962	4,287
EFG-Hermes Holding SAE	1,302	2,803
Egyptian Kuwaiti Holding	2,478	2,528
Orascom Construction Industries SAE	234	9,507
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE (a)	4,904	$ 2,720
Telecom Egypt SAE	1,138	2,841
TOTAL EGYPT		24,686
Finland - 0.6%
Elisa Corp. (A Shares)	256	5,410
Fortum Corp.	968	23,617
Kesko Oyj	124	4,421
Kone Oyj (B Shares)	344	19,014
Metso Corp.	328	12,773
Neste Oil Oyj	256	3,112
Nokia Corp.	8,239	55,450
Nokian Tyres PLC	293	10,766
Orion Oyj (B Shares)	175	3,650
Outokumpu Oyj (A Shares)	283	2,397
Pohjola Bank PLC (A Shares)	249	2,883
Rautaruukki Oyj (K Shares)	187	2,000
Sampo OYJ (A Shares)	898	24,818
Sanoma-WSOY Oyj	189	2,545
Stora Enso Oyj (R Shares)	1,580	10,054
UPM-Kymmene Corp.	1,238	14,529
Wartsila Corp.	422	12,889
TOTAL FINLAND		210,328
France - 5.8%
Accor SA	377	12,394
Aeroports de Paris	63	4,970
Air France KLM (Reg.) (a)	289	2,203
Air Liquide SA	617	80,050
Alcatel-Lucent SA (a)	5,524	15,274
Alstom SA	453	16,989
Arkema SA	104	7,115
Atos Origin SA	91	4,410
AXA SA	3,851	62,727
BIC SA	54	4,825
BNP Paribas SA	2,127	96,696
Bouygues SA	522	19,620
Bureau Veritas SA	144	11,204
Cap Gemini SA	363	13,925
Carrefour SA	1,329	35,368
Casino Guichard Perrachon et Compagnie	140	13,159
Christian Dior SA	127	17,980
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	277	$ 4,244
Compagnie de St. Gobain	879	40,982
Compagnie Generale de Geophysique SA (a)	272	5,944
Credit Agricole SA	2,274	17,862
Danone	1,287	89,588
Dassault Systemes SA	153	12,910
Edenred	415	11,774
EDF SA	556	16,705
Eiffage SA	74	2,521
Eramet SA	13	2,051
Essilor International SA	460	33,358
Eurazeo SA	55	2,640
Eutelsat Communications	258	10,658
Fonciere Des Regions	52	3,843
France Telecom SA	4,059	72,987
GDF Suez	2,736	77,677
Gecina SA	42	4,161
Groupe Eurotunnel SA	1,348	12,212
ICADE	44	3,959
Iliad SA	35	4,097
Imerys	62	3,556
JC Decaux SA (a)	119	3,189
Klepierre SA	300	9,389
L'Oreal SA	532	58,759
Lafarge SA (Bearer)	449	18,315
Lagardere S.C.A. (Reg.)	217	5,847
Legrand SA	480	17,049
LVMH Moet Hennessy - Louis Vuitton	555	92,360
M6 Metropole Television SA	134	2,303
Michelin CGDE Series B	420	30,620
Natixis SA	1,629	5,221
Neopost SA	62	4,731
Pernod-Ricard SA	440	41,102
Peugeot Citroen SA	418	9,183
PPR SA	161	25,155
Publicis Groupe SA	298	14,449
Renault SA	441	18,581
Safran SA	415	13,594
Sanofi-aventis	2,479	177,371
Schneider Electric SA	1,062	62,683
SCOR SE	445	10,414
Societe Generale Series A	1,410	41,172
Common Stocks - continued
	Shares	Value
France - continued
Sodexo SA	222	$ 16,071
Suez Environnement SA	699	10,975
Technip SA	219	20,827
Television Francaise 1 SA	211	2,852
Thales SA	185	6,548
Total SA	4,744	247,565
Unibail-Rodamco	187	37,395
Vallourec SA	272	16,555
Veolia Environnement	861	12,193
VINCI SA	961	47,478
Vivendi	2,707	60,876
Wendel SA	60	4,481
TOTAL FRANCE		1,997,941
Germany - 5.0%
adidas AG	482	34,126
Allianz AG	1,019	114,522
Axel Springer Verlag	70	2,836
BASF AG	2,044	150,458
Bayer AG	1,844	118,141
Bayerische Motoren Werke AG (BMW)	739	60,401
Beiersdorf AG	246	14,225
Brenntag AG	62	6,264
Celesio AG	171	2,707
Commerzbank AG (a)	7,789	19,219
Continental AG (a)	194	14,549
Daimler AG (Germany)	2,012	103,023
Deutsche Bank AG	2,066	85,438
Deutsche Boerse AG	416	23,028
Deutsche Lufthansa AG	437	5,970
Deutsche Post AG	1,993	30,367
Deutsche Telekom AG	6,255	79,586
E.ON AG	4,021	97,437
Fraport AG Frankfurt Airport Services Worldwide	67	4,242
Fresenius Medical Care AG & Co. KGaA	456	33,222
Fresenius SE	257	25,362
GEA Group AG	441	12,185
Hannover Rueckversicherungs AG	111	5,508
HeidelbergCement AG	338	15,427
Henkel AG & Co. KGaA	312	15,294
Hochtief AG	78	5,698
Infineon Technologies AG	2,434	21,992
Common Stocks - continued
	Shares	Value
Germany - continued
K&S AG	368	$ 23,424
Kabel Deutschland Holding AG (a)	220	12,562
Lanxess AG	212	12,495
Linde AG	370	58,859
MAN SE	156	13,836
Merck KGaA	159	14,875
Metro AG	311	14,500
Munich Re Group	426	57,457
RWE AG	937	40,127
Salzgitter AG	68	3,853
SAP AG	2,051	124,038
Siemens AG	1,830	191,850
Suedzucker AG (Bearer)	123	3,608
Thyssenkrupp AG	837	24,157
TUI AG (a)	414	2,717
United Internet AG	207	4,086
Volkswagen AG	78	12,284
Wacker Chemie AG	29	2,934
TOTAL GERMANY		1,718,889
Greece - 0.1%
Alpha Bank AE (a)	876	1,200
Coca-Cola Hellenic Bottling Co. SA	504	9,939
EFG Eurobank Ergasias SA (a)	1,237	1,164
Greek Organization of Football Prognostics SA	389	4,522
Hellenic Telecommunications Organization SA	460	2,546
National Bank of Greece SA (a)	1,712	4,075
Public Power Corp. of Greece	330	2,836
TOTAL GREECE		26,282
Hong Kong - 2.5%
AIA Group Ltd.	18,600	56,874
ASM Pacific Technology Ltd.	400	4,392
Bank of East Asia Ltd.	3,800	13,903
Beijing Enterprises Holdings Ltd.	1,000	5,534
BOC Hong Kong (Holdings) Ltd.	8,500	20,213
Cathay Pacific Airways Ltd.	2,000	3,630
Cheung Kong Holdings Ltd.	3,000	37,188
China Agri-Industries Holding Ltd.	3,000	2,392
China Everbright Ltd.	2,000	2,965
China Insurance International Holdings Co. Ltd. (a)	1,400	3,036
China Merchant Holdings International Co. Ltd.	2,000	6,171
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile (Hong Kong) Ltd.	13,500	$ 128,309
China Overseas Land & Investment Ltd.	10,000	18,504
China Resources Enterprise Ltd.	2,000	7,304
China Resources Power Holdings Co. Ltd.	4,000	7,104
China State Construction International Holdings Ltd.	4,000	3,081
China Unicom (Hong Kong) Ltd.	14,000	28,149
Citic Pacific Ltd.	4,000	7,229
CLP Holdings Ltd.	4,000	35,633
CNOOC Ltd.	40,000	75,614
Esprit Holdings Ltd.	2,300	3,327
Fosun International Ltd.	4,000	2,266
Franshion Properties China Ltd.	12,000	2,465
Fushan International Energy Group Ltd.	6,000	2,468
Galaxy Entertainment Group Ltd. (a)	4,000	8,089
Guangdong Investment Ltd.	4,000	2,408
Hang Lung Group Ltd.	2,000	12,155
Hang Lung Properties Ltd.	6,000	21,851
Hang Seng Bank Ltd.	1,600	20,631
Henderson Land Development Co. Ltd.	2,000	10,932
Hong Kong & China Gas Co. Ltd.	10,000	22,546
Hong Kong Exchanges and Clearing Ltd.	2,300	38,989
Hopewell Holdings Ltd.	1,000	2,597
Hutchison Whampoa Ltd.	5,000	45,732
Hysan Development Co. Ltd.	2,000	6,979
Kerry Properties Ltd.	1,500	5,505
Lenovo Group Ltd.	12,000	8,068
Link (REIT)	5,000	17,171
Minmetals Resources Ltd. (a)	4,000	2,054
MTR Corp. Ltd.	3,500	11,298
New World Development Co. Ltd.	7,000	7,374
New World Development Co. Ltd. rights 11/22/11 (a)	2,000	682
PCCW Ltd.	7,000	2,797
Poly (Hong Kong) Investments Ltd.	5,000	2,508
Power Assets Holdings Ltd.	3,000	22,796
Shanghai Industrial Holdings Ltd.	1,000	3,274
Shangri-La Asia Ltd.	4,000	8,034
Sino Land Ltd.	6,000	9,484
Sino-Ocean Land Holdings Ltd.	6,000	2,662
SJM Holdings Ltd.	3,000	5,142
Sun Hung Kai Properties Ltd.	3,000	41,306
Swire Pacific Ltd. (A Shares)	1,500	17,333
Wharf Holdings Ltd.	4,000	21,277
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	2,000	$ 5,876
Wing Hang Bank Ltd.	500	4,515
Yuexiu Property Co. Ltd.	16,000	2,469
TOTAL HONG KONG		872,285
Hungary - 0.1%
Magyar Telekom PLC	1,058	2,462
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	117	9,129
OTP Bank PLC	440	7,068
Richter Gedeon PLC	26	4,200
TOTAL HUNGARY		22,859
Indonesia - 0.6%
PT Astra Agro Lestari Tbk	1,000	2,395
PT Adaro Energy Tbk	26,500	5,977
PT Astra International Tbk	4,500	34,698
PT Bank Central Asia Tbk	26,500	24,032
PT Bank Danamon Indonesia Tbk Series A	9,500	5,294
PT Bank Mandiri (Persero) Tbk	21,500	17,150
PT Bank Negara Indonesia (Persero) Tbk	13,500	6,050
PT Bank Rakyat Indonesia Tbk	24,000	18,044
PT Bumi Resources Tbk	42,000	10,970
PT Charoen Pokphand Indonesia Tbk	13,500	4,020
PT Gudang Garam Tbk	1,500	9,846
PT Indo Tambangraya Megah Tbk	1,000	4,989
PT Indocement Tunggal Prakarsa Tbk	2,500	4,567
PT Indofood Sukses Makmur Tbk	8,000	4,697
PT Indosat Tbk	4,500	2,695
PT International Nickel Indonesia Tbk	6,500	2,650
PT Kalbe Farma Tbk	8,500	3,309
PT Perusahaan Gas Negara Tbk Series B	30,000	9,896
PT Semen Gresik (Persero) Tbk	5,500	5,852
PT Tambang Batubbara Bukit Asam Tbk	1,500	3,076
PT Telkomunikasi Indonesia Tbk Series B	22,500	18,765
PT Unilever Indonesia Tbk	3,000	5,274
PT United Tractors Tbk	4,000	11,002
PT XL Axiata Tbk	5,000	2,796
TOTAL INDONESIA		218,044
Ireland - 0.2%
CRH PLC	1,693	30,565
Elan Corp. PLC (a)	1,228	14,565
James Hardie Industries NV CDI (a)	804	5,208
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	350	$ 13,068
Ryanair Holdings PLC sponsored ADR	120	3,452
TOTAL IRELAND		66,858
Isle of Man - 0.1%
Genting Singapore PLC (a)	13,000	17,757
Israel - 0.4%
Bank Hapoalim BM (Reg.)	2,640	10,334
Bank Leumi le-Israel BM	2,944	10,314
Bezeq Israeli Telecommunication Corp. Ltd.	4,492	9,579
Cellcom Israel Ltd. (Israel)	127	2,817
Delek Group Ltd.	16	3,178
Elbit Systems Ltd. (Israel)	70	3,119
Israel Chemicals Ltd.	1,067	12,839
Israel Corp. Ltd. (Class A)	4	2,946
Israel Discount Bank Ltd. (Class A) (a)	1,650	2,753
Mizrahi Tefahot Bank Ltd.	297	2,581
Nice Systems Ltd. (a)	97	3,455
Partner Communications Co. Ltd.	257	3,052
Teva Pharmaceutical Industries Ltd.	195	7,950
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,865	76,185
TOTAL ISRAEL		151,102
Italy - 1.5%
A2A SpA	2,053	2,813
Assicurazioni Generali SpA	2,584	46,595
Atlantia SpA	774	11,836
Autogrill SpA	229	2,656
Banca Carige SpA	1,275	2,506
Banca Monte dei Paschi di Siena SpA	7,845	3,673
Banco Popolare Societa Cooperativa	3,228	4,825
Enel Green Power SpA	4,685	10,776
Enel SpA	14,577	68,790
ENI SpA	5,379	118,914
EXOR SpA	119	2,618
Fiat Industrial SpA (a)	1,827	15,941
Fiat SpA	1,898	11,662
Finmeccanica SpA	740	5,086
Intesa Sanpaolo SpA	22,402	40,024
Intesa Sanpaolo SpA (Risparmio Shares)	2,083	3,030
Luxottica Group SpA	219	6,455
Mediaset SpA	1,274	4,722
Common Stocks - continued
	Shares	Value
Italy - continued
Mediobanca SpA	1,331	$ 10,610
Parmalat SpA	1,203	2,679
Pirelli & C SpA	432	3,826
Prysmian SpA	373	5,652
Saipem SpA	571	25,603
Snam Rete Gas SpA	3,633	17,708
Telecom Italia SpA	20,616	25,656
Terna SpA	3,037	11,625
UniCredit SpA	30,219	35,463
Unione di Banche Italiane SCPA	2,225	8,499
TOTAL ITALY		510,243
Japan - 13.4%
ABC-Mart, Inc.	100	3,917
Advantest Corp.	300	3,492
Aeon Co. Ltd.	1,300	17,005
Aeon Credit Service Co. Ltd.	200	2,983
Aeon Mall Co. Ltd.	100	2,319
Aisin Seiki Co. Ltd.	400	12,652
Ajinomoto Co., Inc.	2,000	22,392
Alfresa Holdings Corp.	100	3,747
All Nippon Airways Ltd.	2,000	6,023
Amada Co. Ltd.	1,000	6,635
Aozora Bank Ltd.	1,000	2,528
Asahi Glass Co. Ltd.	2,000	17,516
Asahi Group Holdings	800	16,379
Asahi Kasei Corp.	3,000	17,793
Asics Corp.	400	5,304
Astellas Pharma, Inc.	1,000	36,578
Bank of Kyoto Ltd.	1,000	8,496
Bank of Yokohama Ltd.	3,000	13,737
Benesse Corp.	200	8,691
Bridgestone Corp.	1,400	32,830
Brother Industries Ltd.	400	5,221
Canon, Inc.	2,500	113,509
Casio Computer Co. Ltd.	400	2,451
Central Japan Railway Co.	3	25,524
Chiba Bank Ltd.	2,000	12,238
Chubu Electric Power Co., Inc.	1,500	27,447
Chugai Pharmaceutical Co. Ltd.	400	6,266
Chugokun Electric Power Co.	600	8,929
Citizen Holdings Co. Ltd.	600	3,183
Common Stocks - continued
	Shares	Value
Japan - continued
Coca-Cola West Co. Ltd.	200	$ 3,572
Cosmo Oil Co. Ltd.	2,000	5,004
Credit Saison Co. Ltd.	300	5,855
Dai Nippon Printing Co. Ltd.	1,000	10,476
Dai-ichi Mutual Life Insurance Co.	20	22,779
Daicel Chemical Industries Ltd.	1,000	5,677
Daido Steel Co. Ltd.	1,000	6,061
Daihatsu Motor Co. Ltd.	1,000	17,600
Daiichi Sankyo Kabushiki Kaisha	1,500	29,141
Daikin Industries Ltd.	500	14,799
Dainippon Sumitomo Pharma Co. Ltd.	300	3,288
Daito Trust Construction Co. Ltd.	100	8,861
Daiwa House Industry Co. Ltd.	1,000	12,532
Daiwa Securities Group, Inc.	4,000	13,998
DeNA Co. Ltd.	200	8,633
Denki Kagaku Kogyo KK	1,000	3,804
Denso Corp.	1,100	33,833
Dentsu, Inc.	400	12,046
East Japan Railway Co.	800	48,509
Eisai Co. Ltd.	600	23,800
Electric Power Development Co. Ltd.	200	4,979
Elpida Memory, Inc. (a)	500	3,108
FamilyMart Co. Ltd.	100	3,932
Fanuc Corp.	400	64,684
Fast Retailing Co. Ltd.	100	17,966
Fuji Electric Co. Ltd.	1,000	2,918
Fuji Heavy Industries Ltd.	2,000	12,678
Fujifilm Holdings Corp.	1,000	24,477
Fujitsu Ltd.	4,000	21,393
Fukuoka Financial Group, Inc.	2,000	7,745
Furukawa Electric Co. Ltd.	1,000	2,794
GREE, Inc.	200	6,455
GS Yuasa Corp.	1,000	5,239
Gunma Bank Ltd.	1,000	5,119
Hakuhodo DY Holdings, Inc.	50	2,717
Hamamatsu Photonics KK	200	7,610
Hino Motors Ltd.	1,000	5,874
Hirose Electric Co. Ltd.	100	9,584
Hiroshima Bank Ltd.	1,000	4,449
Hisamitsu Pharmaceutical Co., Inc.	100	4,024
Hitachi Chemical Co. Ltd.	200	3,554
Hitachi Construction Machinery Co. Ltd.	200	3,848
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi High-Technologies Corp.	200	$ 4,180
Hitachi Ltd.	10,000	53,590
Hitachi Metals Ltd.	1,000	11,343
Hokkaido Electric Power Co., Inc.	300	3,763
Hokuhoku Financial Group, Inc.	2,000	3,738
Hokuriku Electric Power Co., Inc.	400	6,374
Honda Motor Co. Ltd.	3,600	107,667
Hoya Corp.	1,000	21,850
Ibiden Co. Ltd.	300	6,626
INPEX Corp.	5	33,015
Isetan Mitsukoshi Holdings Ltd.	700	7,131
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	6,835
Isuzu Motors Ltd.	3,000	12,718
Itochu Corp.	3,400	33,632
ITOCHU Techno-Solutions Corp.	100	4,330
Iyo Bank Ltd.	1,000	9,383
J Front Retailing Co. Ltd.	1,000	4,379
Japan Petroleum Exploration Co. Ltd.	100	3,950
Japan Prime Realty Investment Corp.	1	2,395
Japan Real Estate Investment Corp.	1	8,531
Japan Retail Fund Investment Corp.	5	7,741
Japan Steel Works Ltd.	1,000	6,854
Japan Tobacco, Inc.	10	49,988
JFE Holdings, Inc.	1,100	20,939
Joyo Bank Ltd.	2,000	8,381
JS Group Corp.	600	12,583
JSR Corp.	500	9,546
JTEKT Corp.	400	4,375
Jupiter Telecommunications Co.	3	2,928
JX Holdings, Inc.	5,300	30,876
Kajima Corp.	2,000	6,421
Kamigumi Co. Ltd.	1,000	8,733
Kaneka Corp.	1,000	5,364
Kansai Electric Power Co., Inc.	1,700	25,081
Kansai Paint Co. Ltd.	1,000	9,388
Kao Corp.	1,200	31,485
Kawasaki Heavy Industries Ltd.	3,000	7,650
Kawasaki Kisen Kaisha Ltd.	2,000	4,080
KDDI Corp.	6	43,958
Keihin Electric Express Railway Co. Ltd.	1,000	8,983
Keio Corp.	1,000	6,857
Keyence Corp.	100	25,424
Common Stocks - continued
	Shares	Value
Japan - continued
Kintetsu Corp.	4,000	$ 14,034
Kirin Holdings Co. Ltd.	2,000	24,472
Kobe Steel Ltd.	6,000	10,036
Komatsu Ltd.	2,100	51,929
Konami Corp.	200	6,518
Konica Minolta Holdings, Inc.	1,000	7,275
Kubota Corp.	3,000	24,712
Kuraray Co. Ltd.	800	11,200
Kurita Water Industries Ltd.	200	5,508
Kyocera Corp.	400	35,167
Kyowa Hakko Kirin Co., Ltd.	1,000	11,271
Kyushu Electric Power Co., Inc.	800	10,592
Lawson, Inc.	200	11,255
Mabuchi Motor Co. Ltd.	100	4,383
Makita Corp.	300	11,202
Marubeni Corp.	4,000	23,285
Marui Group Co. Ltd.	400	3,110
Maruichi Steel Tube Ltd.	100	2,240
Mazda Motor Corp. (a)	3,000	6,307
McDonald's Holdings Co. (Japan) Ltd.	100	2,629
Medipal Holdings Corp.	300	2,799
Meiji Holdings Co. Ltd.	200	8,770
Minebea Ltd.	1,000	3,564
Miraca Holdings, Inc.	100	3,814
Mitsubishi Chemical Holdings Corp.	3,000	18,188
Mitsubishi Corp.	3,100	63,766
Mitsubishi Electric Corp.	4,000	37,018
Mitsubishi Estate Co. Ltd.	3,000	50,818
Mitsubishi Gas Chemical Co., Inc.	1,000	6,528
Mitsubishi Heavy Industries Ltd.	7,000	28,525
Mitsubishi Materials Corp.	3,000	7,975
Mitsubishi Motors Corp. of Japan (a)	9,000	11,890
Mitsubishi Tanabe Pharma Corp.	600	10,380
Mitsubishi UFJ Financial Group, Inc.	28,500	123,875
Mitsubishi UFJ Lease & Finance Co. Ltd.	110	4,263
Mitsui & Co. Ltd.	3,800	55,466
Mitsui Chemicals, Inc.	2,000	6,560
Mitsui Engineering & Shipbuilding Co.	2,000	3,177
Mitsui Fudosan Co. Ltd.	2,000	33,265
Mitsui OSK Lines Ltd.	3,000	11,561
Mizuho Financial Group, Inc.	51,000	71,393
MS&AD Insurance Group Holdings, Inc.	1,300	25,466
Common Stocks - continued
	Shares	Value
Japan - continued
Murata Manufacturing Co. Ltd.	500	$ 27,933
Nabtesco Corp.	200	4,381
Namco Bandai Holdings, Inc.	400	5,801
NEC Corp. (a)	6,000	13,353
NGK Insulators Ltd.	1,000	11,529
Nidec Corp.	300	24,656
Nikon Corp.	700	15,676
Nintendo Co. Ltd.	200	30,178
Nippon Building Fund, Inc.	1	9,658
Nippon Electric Glass Co. Ltd.	1,000	8,972
Nippon Express Co. Ltd.	2,000	7,733
Nippon Paper Group, Inc.	200	4,584
Nippon Sheet Glass Co. Ltd.	2,000	4,313
Nippon Steel Corp.	11,000	28,683
Nippon Telegraph & Telephone Corp.	1,100	56,433
Nippon Yusen KK	3,000	7,567
Nishi-Nippon City Bank Ltd.	1,000	2,727
Nissan Motor Co. Ltd.	5,500	50,578
Nisshin Seifun Group, Inc.	500	6,146
Nisshin Steel Co. Ltd.	1,000	1,583
Nissin Food Holdings Co. Ltd.	100	3,852
Nitori Holdings Co. Ltd.	100	9,565
Nitto Denko Corp.	400	16,805
NKSJ Holdings, Inc.	750	15,002
NOK Corp.	200	3,385
Nomura Holdings, Inc.	8,200	31,247
Nomura Real Estate Holdings, Inc.	200	3,225
Nomura Real Estate Office Fund, Inc.	1	5,337
Nomura Research Institute Ltd.	200	4,499
NSK Ltd.	1,000	7,558
NTN Corp.	1,000	4,418
NTT Data Corp.	3	10,059
NTT DoCoMo, Inc.	34	60,393
NTT Urban Development Co.	4	2,754
Obayashi Corp.	2,000	9,183
Odakyu Electric Railway Co. Ltd.	1,000	9,371
Oji Paper Co. Ltd.	2,000	9,894
Olympus Corp.	400	6,096
Omron Corp.	400	8,622
Ono Pharmaceutical Co. Ltd.	200	10,468
Oracle Corp. Japan	100	3,451
Oriental Land Co. Ltd.	100	9,939
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	240	$ 20,949
Osaka Gas Co. Ltd.	4,000	15,138
Otsuka Holdings Co. Ltd.	500	12,832
Panasonic Corp.	4,800	48,530
Rakuten, Inc.	17	18,638
Resona Holdings, Inc.	4,200	18,829
Ricoh Co. Ltd.	2,000	16,394
Rinnai Corp.	100	7,472
ROHM Co. Ltd.	200	10,192
Sankyo Co. Ltd. (Gunma)	100	5,226
Santen Pharmaceutical Co. Ltd.	200	7,464
SBI Holdings, Inc. Japan	40	3,331
Secom Co. Ltd.	500	23,650
Sega Sammy Holdings, Inc.	500	10,872
Seiko Epson Corp.	400	5,258
Sekisui Chemical Co. Ltd.	1,000	7,848
Sekisui House Ltd.	1,000	8,953
Seven & i Holdings Co., Ltd.	1,700	45,372
Seven Bank Ltd.	1	1,780
Sharp Corp.	2,000	18,438
Shikoku Electric Power Co., Inc.	400	10,226
Shimamura Co. Ltd.	100	10,002
SHIMANO, Inc.	200	9,887
SHIMIZU Corp.	1,000	4,304
Shin-Etsu Chemical Co., Ltd.	900	46,225
Shinsei Bank Ltd.	3,000	3,298
Shionogi & Co. Ltd.	600	8,169
Shiseido Co. Ltd.	900	16,475
Shizuoka Bank Ltd.	1,000	9,703
Showa Denko KK	3,000	5,444
Showa Shell Sekiyu KK	400	2,896
SMC Corp.	100	15,556
SOFTBANK CORP.	1,900	61,674
Sojitz Corp.	2,200	3,734
Sony Corp.	2,200	45,905
Sony Financial Holdings, Inc.	300	4,991
Square Enix Holdings Co. Ltd.	100	1,901
Stanley Electric Co. Ltd.	300	4,390
Sumco Corp. (a)	200	2,023
Sumitomo Chemical Co. Ltd.	4,000	14,766
Sumitomo Corp.	2,600	32,195
Sumitomo Electric Industries Ltd.	1,700	18,851
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	1,000	$ 5,679
Sumitomo Metal Industries Ltd.	7,000	13,166
Sumitomo Metal Mining Co. Ltd.	1,000	13,767
Sumitomo Mitsui Financial Group, Inc.	3,000	83,865
Sumitomo Mitsui Trust Holdings, Inc.	7,000	23,958
Sumitomo Realty & Development Co. Ltd.	1,000	20,730
Sumitomo Rubber Industries Ltd.	300	3,748
Suzuken Co. Ltd.	100	2,393
Suzuki Motor Corp.	700	14,848
Sysmex Corp.	200	6,575
T&D Holdings, Inc.	1,500	14,872
Taisei Corp.	2,000	5,345
Takashimaya Co. Ltd.	1,000	7,100
Takeda Pharmaceutical Co. Ltd.	1,800	81,157
TDK Corp.	300	12,235
Teijin Ltd.	2,000	6,982
Terumo Corp.	400	20,327
The Hachijuni Bank Ltd.	1,000	5,560
THK Co. Ltd.	200	3,898
Tobu Railway Co. Ltd.	2,000	9,546
Toho Co. Ltd.	200	3,441
Toho Gas Co. Ltd.	1,000	5,662
Tohoku Electric Power Co., Inc.	1,000	11,051
Tokio Marine Holdings, Inc.	1,600	38,156
Tokyo Electric Power Co.	3,000	11,006
Tokyo Electron Ltd.	400	21,276
Tokyo Gas Co. Ltd.	6,000	25,841
Tokyu Corp.	3,000	14,482
Tokyu Land Corp.	1,000	4,210
TonenGeneral Sekiyu KK	1,000	11,286
Toppan Printing Co. Ltd.	1,000	7,776
Toray Industries, Inc.	3,000	21,355
Toshiba Corp.	9,000	39,258
Tosoh Corp.	1,000	3,251
Toto Ltd.	1,000	8,316
Toyo Seikan Kaisha Ltd.	300	4,565
Toyoda Gosei Co. Ltd.	200	3,529
Toyota Boshoku Corp.	200	2,423
Toyota Industries Corp.	400	11,248
Toyota Motor Corp.	6,100	202,551
Toyota Tsusho Corp.	400	6,313
Trend Micro, Inc.	200	7,153
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	100	$ 2,813
Ube Industries Ltd.	2,000	5,864
Unicharm Corp.	300	13,437
Ushio, Inc.	200	2,957
USS Co. Ltd.	40	3,307
West Japan Railway Co.	400	16,952
Yahoo! Japan Corp.	37	11,884
Yakult Honsha Co. Ltd.	200	5,621
Yamada Denki Co. Ltd.	200	14,385
Yamaha Corp.	300	3,037
Yamaha Motor Co. Ltd. (a)	700	10,028
Yamato Holdings Co. Ltd.	900	14,922
Yamato Kogyo Co. Ltd.	100	2,530
Yokogawa Electric Corp. (a)	400	3,741
TOTAL JAPAN		4,649,217
Korea (South) - 3.2%
Amorepacific Corp.	6	6,766
BS Financial Group, Inc. (a)	330	3,618
Celltrion, Inc.	128	4,269
Cheil Industries, Inc.	123	10,825
CJ CheilJedang Corp.	14	3,849
Daelim Industrial Co.	51	4,402
Daewoo Engineering & Construction Co. Ltd. (a)	270	2,467
Daewoo International Corp.	90	2,617
Daewoo Securities Co. Ltd.	570	5,469
Daewoo Securities Co. Ltd. rights 11/1/11 (a)	112	269
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	170	4,165
DGB Financial Group Co. Ltd. (a)	230	2,853
Dongbu Insurance Co. Ltd.	70	2,936
Dongkuk Steel Mill Co. Ltd.	100	2,307
Doosan Co. Ltd.	23	2,897
Doosan Heavy Industries & Construction Co. Ltd.	75	3,972
Doosan Infracore Co. Ltd. (a)	180	3,067
E-Mart Co. Ltd. (a)	50	12,870
GS Engineering & Construction Corp.	65	5,632
GS Holdings Corp.	94	5,394
Hana Financial Group, Inc.	510	18,151
Hanjin Heavy Industries & Consolidated Co. Ltd.	150	2,645
Hanjin Shipping Co. Ltd.	170	1,666
Hanjin Shipping Co. Ltd. rights 11/4/11 (a)	71	230
Hankook Tire Co. Ltd.	140	5,567
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hanwha Chemical Corp.	160	$ 4,150
Hanwha Corp.	80	2,797
Honam Petrochemical Corp.	27	7,338
Hynix Semiconductor, Inc.	1,100	22,178
Hyosung Corp.	41	2,356
Hyundai Department Store Co. Ltd.	27	3,857
Hyundai Engineering & Construction Co. Ltd.	176	11,157
Hyundai Glovis Co. Ltd.	20	3,732
Hyundai Heavy Industries Co. Ltd.	101	26,883
Hyundai Hysco Co. Ltd.	60	2,314
Hyundai Industrial Development & Construction Co.	120	2,469
Hyundai Merchant Marine Co. Ltd.	110	2,830
Hyundai Mipo Dockyard Co. Ltd.	22	2,382
Hyundai Mobis	148	42,198
Hyundai Motor Co.	336	67,414
Hyundai Securities Co. Ltd.	270	2,315
Hyundai Steel Co.	141	12,747
Hyundai Wia Corp.	21	2,702
Industrial Bank of Korea	290	3,793
Kangwon Land, Inc.	170	4,515
KB Financial Group, Inc.	840	32,422
KCC Corp.	10	2,415
Kia Motors Corp.	543	34,683
Korea Electric Power Corp. (a)	630	14,055
Korea Exchange Bank	450	3,319
Korea Gas Corp.	90	3,028
Korea Investment Holdings Co. Ltd.	80	2,647
Korea Kumho Petrochemical Co.	19	3,208
Korea Life Insurance Co. Ltd.	480	2,672
Korea Zinc Co. Ltd.	16	4,672
Korean Air Lines Co. Ltd.	65	2,875
KP Chemical Corp.	150	2,108
KT Corp.	110	3,673
KT&G Corp.	245	15,269
LG Chemical Ltd.	104	33,434
LG Corp.	231	13,468
LG Display Co. Ltd.	430	8,699
LG Electronics, Inc.	223	14,708
LG Household & Health Care Ltd.	24	10,799
LG Innotek Co. Ltd.	46	3,023
LG Telecom Ltd.	610	3,619
Lotte Confectionery Co. Ltd.	2	3,116
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Shopping Co. Ltd.	28	$ 10,012
LS Cable Ltd.	33	2,340
LS Industrial Systems Ltd.	49	2,398
Mando Corp.	23	3,925
Mirae Asset Securities Co. Ltd.	80	2,537
NCsoft Corp.	38	11,902
NHN Corp. (a)	90	18,706
OCI Co. Ltd.	29	5,930
POSCO	140	48,327
S-Oil Corp.	118	12,200
S1 Corp.	56	2,904
Samsung C&T Corp.	274	16,878
Samsung Card Co. Ltd.	70	2,613
Samsung Electro-Mechanics Co. Ltd.	151	11,395
Samsung Electronics Co. Ltd.	245	210,124
Samsung Engineering Co. Ltd.	71	14,448
Samsung Fire & Marine Insurance Co. Ltd.	78	16,524
Samsung Heavy Industries Ltd.	430	13,070
Samsung Life Insurance Co. Ltd.	133	10,276
Samsung SDI Co. Ltd.	90	10,801
Samsung Securities Co. Ltd.	155	7,979
Samsung Securities Co. Ltd. rights 11/24/11 (a)	18	188
Samsung Techwin Co. Ltd.	66	3,515
Seoul Semiconductor Co. Ltd.	111	2,260
Shinhan Financial Group Co. Ltd.	960	38,101
Shinsegae Co. Ltd.	13	3,257
SK C&C Co. Ltd.	27	3,653
SK Energy Co. Ltd.	135	20,239
SK Holdings Co. Ltd.	72	9,549
SK Networks Co. Ltd.	260	2,596
SK Telecom Co. Ltd.	36	4,776
STX Pan Ocean Co. Ltd. (Korea)	370	2,422
Woongjin Coway Co. Ltd.	100	3,432
Woori Finance Holdings Co. Ltd.	1,020	9,721
Woori Investment & Securities Co. Ltd.	200	2,182
Woori Investment & Securities Co. Ltd. rights 11/23/11 (a)	71	153
Yuhan Corp.	25	2,735
TOTAL KOREA (SOUTH)		1,111,010
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,919	39,792
Kernel Holding SA (a)	125	2,692
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Millicom International Cellular SA (depositary receipt)	172	$ 18,956
SES SA FDR (France) unit	723	18,510
Subsea 7 SA (a)	666	14,486
Tenaris SA	1,110	17,742
TOTAL LUXEMBOURG		112,178
Malaysia - 0.8%
AirAsia Bhd	2,600	3,267
AMMB Holdings Bhd	4,600	8,918
Axiata Group Bhd	6,700	10,590
Berjaya Group Bhd	8,500	2,854
Berjaya Sports Toto Bhd	2,000	2,775
British American Tobacco (Malaysia) Bhd	200	3,011
Bumiputra-Commerce Holdings Bhd	10,400	25,528
Bursa Malaysia Bhd	1,300	2,863
DiGi.com Bhd	600	6,178
Gamuda Bhd	2,900	3,189
Genting Bhd	4,800	16,718
Genting Malaysia Bhd	8,100	10,076
Hong Leong Bank Bhd	1,100	3,784
Hong Leong Credit Bhd	700	2,709
IJM Corp. Bhd	2,000	3,694
IOI Corp. Bhd	5,800	9,854
Kuala Lumpur Kepong Bhd	900	6,141
Lafarge Malayan Cement Bhd	1,300	2,991
Malayan Banking Bhd	7,500	20,362
Malaysia Airports Holdings Bhd	1,400	2,875
Malaysia Marine and Heavy Engineering Sdn Bhd	1,300	2,650
Malaysian Plantations Bhd	2,500	2,861
Maxis Bhd	5,900	10,260
MISC Bhd	2,000	4,535
MMC Corp. Bhd	3,200	2,798
Parkson Holdings Bhd	1,600	2,905
Petronas Chemicals Group Bhd	6,200	12,934
Petronas Dagangan Bhd	500	2,645
Petronas Gas Bhd	1,300	5,531
PLUS Expressways Bhd	2,500	3,598
PPB Group Bhd	800	4,431
Public Bank Bhd (For. Reg.)	2,000	8,262
RHB Capital Bhd	1,000	2,501
Sime Darby Bhd	6,200	17,885
SP Setia Bhd	2,200	2,745
Common Stocks - continued
	Shares	Value
Malaysia - continued
Telekom Malaysia Bhd	2,000	$ 2,754
Tenaga Nasional Bhd	6,800	13,190
UEM Land Holdings Bhd (a)	4,000	2,844
UMW Holdings Bhd	1,200	2,586
YTL Corp. Bhd	6,600	3,181
YTL Power International Bhd	4,500	2,785
TOTAL MALAYSIA		262,258
Mauritius - 0.0%
Golden Agri-Resources Ltd.	19,000	9,723
Mexico - 1.0%
Alfa SA de CV Series A	700	8,161
America Movil SAB de CV Series L	90,600	115,697
Cemex SA de CV unit	28,000	12,192
Coca-Cola FEMSA SAB de CV Series L	500	4,512
Compartamos SAB de CV	1,900	2,937
Embotelladoras Arca SAB de CC	600	2,847
Fomento Economico Mexicano SAB de CV unit	4,600	30,874
Grupo Aeroportuario del Pacifico SA de CV Series B	800	2,799
Grupo Bimbo Sab de CV Series A	3,100	6,379
Grupo Carso SA de CV Series A1	1,100	2,842
Grupo Elektra SA de CV	180	13,832
Grupo Financiero Banorte SAB de CV Series O	4,000	13,667
Grupo Financiero Inbursa SAB de CV Series O	3,800	8,128
Grupo Mexico SA de CV Series B	9,300	25,840
Grupo Modelo SAB de CV Series C	1,200	7,612
Grupo Televisa SA de CV	5,300	22,668
Industrias Penoles SA de CV	340	13,682
Kimberly-Clark de Mexico SA de CV Series A	1,000	5,692
Mexichem SAB de CV	1,400	4,820
Minera Frisco SAB de CV (a)	1,200	4,700
Telefonos de Mexico SA de CV Series L	14,200	11,140
Urbi, Desarrollos Urbanos, SA de CV (a)	1,500	1,907
Wal-Mart de Mexico SA de CV Series V	14,200	36,683
TOTAL MEXICO		359,611
Morocco - 0.0%
Attijariwafa Bank	59	2,681
Douja Promotion Groupe Addoha SA	251	2,364
Maroc Telecom SA	494	8,680
TOTAL MOROCCO		13,725
Common Stocks - continued
	Shares	Value
Netherlands - 1.7%
AEGON NV (a)	3,903	$ 18,616
Akzo Nobel NV	500	26,443
ASML Holding NV (Netherlands)	982	41,200
Corio NV	114	5,822
Delta Lloyd NV	188	3,326
European Aeronautic Defence and Space Co. EADS NV	977	28,894
Fugro NV (Certificaten Van Aandelen) unit	130	7,687
Heineken Holding NV (A Shares)	293	12,584
Heineken NV (Bearer)	575	27,939
ING Groep NV (Certificaten Van Aandelen) (a)	8,498	73,272
Koninklijke Ahold NV	2,685	34,427
Koninklijke Boskalis Westminster NV	130	4,570
Koninklijke KPN NV	3,387	44,510
Koninklijke Philips Electronics NV	2,203	45,866
PostNL NV	604	3,077
QIAGEN NV (a)	436	6,076
Randstad Holdings NV	310	11,058
Reed Elsevier NV	1,546	19,067
Royal DSM NV	353	18,183
SBM Offshore NV	320	7,086
STMicroelectronics NV	1,646	11,408
TNT Express NV	654	5,587
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	3,656	126,237
Vopak NV	130	6,729
Wolters Kluwer NV (Certificaten Van Aandelen)	732	12,972
TOTAL NETHERLANDS		602,636
New Zealand - 0.1%
Auckland International Airport Ltd.	1,729	3,285
Contact Energy Ltd.	674	3,052
Fletcher Building Ltd.	1,906	10,248
Sky City Entertainment Group Ltd.	1,087	3,111
Telecom Corp. of New Zealand Ltd.	3,608	7,364
TOTAL NEW ZEALAND		27,060
Norway - 0.5%
Aker Solutions ASA	306	3,559
DnB NOR ASA	2,080	24,265
Gjensidige Forsikring ASA	360	3,957
Norsk Hydro ASA	2,355	12,296
Orkla ASA (A Shares)	1,772	15,436
Renewable Energy Corp. ASA (a)	1,528	1,485
Common Stocks - continued
	Shares	Value
Norway - continued
StatoilHydro ASA	2,467	$ 62,615
Telenor ASA	1,755	31,333
Yara International ASA	424	20,196
TOTAL NORWAY		175,142
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	415	16,986
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	3,300	3,170
Aboitiz Power Corp.	4,000	2,782
Alliance Global Group, Inc.	11,700	2,909
Ayala Land, Inc.	8,800	3,335
Banco de Oro Universal Bank	2,050	2,707
Bank of the Philippine Islands (BPI)	2,230	3,060
Globe Telecom, Inc.	130	2,772
Jollibee Food Corp.	1,390	2,954
Manila Electric Co.	490	2,781
Metropolitan Bank & Trust Co.	1,650	2,765
Philippine Long Distance Telephone Co.	60	3,347
PNOC Energy Development Corp.	19,300	2,761
SM Investments Corp.	550	7,185
SM Prime Holdings, Inc.	10,300	3,141
Yala Corp.	400	2,875
TOTAL PHILIPPINES		48,544
Poland - 0.3%
Asseco Poland SA	193	3,013
Bank Handlowy w Warszawie SA	132	3,113
Bank Polska Kasa Opieki SA	295	13,728
BRE Bank SA (a)	30	2,590
Cyfrowy Polsat SA	548	2,548
Getin Holding SA (a)	839	2,261
Globe Trade Centre SA (a)	832	2,982
Jastrzebska Spolka Weglowa SA (a)	100	2,927
KGHM Polska Miedz SA (Bearer)	317	15,399
Polish Oil & Gas Co.	3,361	4,195
Polska Grupa Energetyczna SA	1,244	7,666
Polski Koncern Naftowy Orlen SA (a)	605	7,504
Powszechna Kasa Oszczednosci Bank SA	1,468	16,755
Powszechny Zaklad Ubezpieczen SA	138	14,644
Synthos SA	1,583	2,110
Tauron Polska Energia SA	1,971	3,433
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	1,374	$ 7,301
TVN SA	563	2,253
TOTAL POLAND		114,422
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)	7,824	1,678
Banco Espirito Santo SA (Reg.)	924	2,008
Cimpor-Cimentos de Portugal SGPS SA	369	2,751
Energias de Portugal SA	4,340	13,724
Galp Energia SGPS SA Class B	581	12,045
Jeronimo Martins SGPS SA	586	10,137
Portugal Telecom SGPS SA (Reg.)	1,680	12,016
TOTAL PORTUGAL		54,359
Russia - 1.4%
Federal Grid Co. Unified Energy System JSC (a)	600,000	5,603
Gazprom OAO sponsored ADR (Reg. S)	11,930	139,223
Inter Rao Ues JSC (a)	2,400,000	2,988
LSR Group OJSC GDR (Reg. S)	570	2,730
Lukoil Oil Co. sponsored ADR (United Kingdom)	1,140	66,348
Magnit OJSC:
rights 11/29/11 (a)	10	0
GDR (Reg S)	567	14,487
Mechel Steel Group OAO sponsored ADR	268	3,522
Mobile TeleSystems OJSC sponsored ADR	1,138	16,262
Norilsk Nickel OJSC ADR	1,260	24,658
NOVATEK OAO GDR	194	27,238
Novolipetsk Steel OJSC GDR (Reg S)	120	3,266
Rosneft Oil Co. OJSC GDR (Reg. S)	3,400	24,191
Rostelecom sponsored ADR	512	15,667
RusHydro JSC sponsored ADR	3,110	11,725
Sberbank of Russia	1,860	5,047
Sberbank of Russia sponsored ADR	4,350	47,415
Severstal JSC GDR (Reg. S)	400	5,876
Sistema JSFC sponsored GDR	181	3,102
Surgutneftegaz JSC sponsored ADR	1,800	15,507
Tatneft OAO sponsored ADR	537	15,944
TMK OAO GDR (Reg. S)	266	3,431
Uralkali JSC GDR (Reg. S)	602	26,127
VTB Bank JSC unit	3,230	15,543
TOTAL RUSSIA		495,900
Singapore - 1.0%
Ascendas Real Estate Investment Trust	5,000	8,132
CapitaLand Ltd.	5,000	10,768
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaMall Trust	4,000	$ 5,975
CapitaMalls Asia Ltd.	3,000	3,231
City Developments Ltd.	1,000	8,621
ComfortDelgro Corp. Ltd.	3,000	3,323
Cosco Corp. Singapore Ltd.	3,000	2,400
DBS Group Holdings Ltd.	4,000	39,057
Fraser & Neave Ltd.	2,000	9,737
Global Logistic Properties Ltd.	6,000	8,351
Hutchison Port Holdings Trust	10,000	6,634
Keppel Corp. Ltd.	3,000	22,450
Keppel Land Ltd.	2,000	4,411
Neptune Orient Lines Ltd.	3,000	2,690
Olam International Ltd.	4,000	8,010
Oversea-Chinese Banking Corp. Ltd.	6,000	40,155
SembCorp Industries Ltd.	2,000	6,591
SembCorp Marine Ltd.	2,000	6,631
Singapore Airlines Ltd.	1,000	9,262
Singapore Exchange Ltd.	2,000	10,670
Singapore Press Holdings Ltd.	4,000	12,374
Singapore Technologies Engineering Ltd.	3,000	6,718
Singapore Telecommunications Ltd.	17,000	42,966
StarHub Ltd.	1,000	2,237
United Overseas Bank Ltd.	3,000	40,673
UOL Group Ltd.	1,000	3,534
Wilmar International Ltd.	4,000	17,265
Yangzijiang Shipbuilding Holdings Ltd.	3,000	2,221
TOTAL SINGAPORE		345,087
South Africa - 1.7%
Absa Group Ltd.	730	13,135
African Bank Investments Ltd.	1,321	5,733
African Rainbow Minerals Ltd.	201	4,645
Anglo Platinum Ltd.	171	12,377
AngloGold Ashanti Ltd.	855	38,641
ArcelorMittal South Africa Ltd.	322	2,737
Aspen Pharmacare Holdings Ltd.	527	6,325
Aveng Ltd.	663	3,099
Barloworld Ltd.	375	3,147
Bidvest Group Ltd.	709	14,124
Discovery Holdings Ltd.	532	2,782
Exxaro Resources Ltd.	238	5,383
FirstRand Ltd.	6,571	16,344
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	376	$ 4,744
Gold Fields Ltd.	1,728	29,951
Growthpoint Properties Ltd.	3,002	6,979
Harmony Gold Mining Co. Ltd.	997	13,034
Impala Platinum Holdings Ltd.	1,213	28,040
Imperial Holdings Ltd.	328	4,856
Investec Ltd.	400	2,457
Kumba Iron Ore Ltd.	204	12,132
Liberty Holdings Ltd.	260	2,673
Life Healthcare Group Holdings Ltd.	1,340	3,260
Massmart Holdings Ltd.	190	3,802
Mmi Holdings Ltd.	1,941	4,170
MTN Group Ltd.	3,692	64,440
Naspers Ltd. Class N	850	40,698
Nedbank Group Ltd.	568	10,091
Netcare Ltd.	1,590	2,785
Northam Platinum Ltd.	550	2,131
Pick 'n Pay Stores Ltd.	527	2,640
Pretoria Portland Cement Co. Ltd.	951	2,883
Rand Merchant Insurance Holdings Ltd.	1,569	2,610
Redefine Properties Ltd. unit	4,804	4,873
Remgro Ltd.	982	14,910
Reunert Ltd.	338	2,679
RMB Holdings Ltd.	1,273	4,018
Sanlam Ltd.	3,365	12,572
Sappi Ltd. (a)	977	2,868
Sasol Ltd.	1,200	53,962
Shoprite Holdings Ltd.	990	14,509
Spar Group Ltd.	315	3,850
Standard Bank Group Ltd.	2,721	33,531
Steinhoff International Holdings Ltd.	3,091	9,270
Telkom SA Ltd.	557	2,150
Tiger Brands Ltd.	415	11,960
Truworths International Ltd.	1,156	11,682
Vodacom Group (Pty) Ltd.	994	11,260
Woolworths Holdings Ltd.	2,114	10,759
TOTAL SOUTH AFRICA		577,701
Spain - 2.2%
Abertis Infraestructuras SA	906	14,964
Acerinox SA	196	2,609
Actividades de Construccion y Servicios SA (ACS)	336	12,764
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	719	$ 13,592
Banco Bilbao Vizcaya Argentaria SA	9,583	86,259
Banco de Sabadell SA	2,935	10,601
Banco Popular Espanol SA	2,488	11,469
Banco Santander SA (Spain)	18,810	159,228
Bankia SA	2,200	11,128
Bankinter SA	488	3,005
Cintra Concesiones de Infrastructuras de Transporte SA	923	11,752
Criteria CaixaCorp SA	1,385	6,793
Distribuidora Internacional de Alimentacion SA (a)	1,100	5,031
EDP Renovaveis SA (a)	474	2,847
Enagas SA	491	9,696
Fomento Construcciones y Contratas SA (FOCSA)	109	2,833
Gas Natural SDG SA	775	14,463
Grifols SA (a)	257	4,796
Grupo Acciona SA	47	4,464
Iberdrola SA	8,679	63,153
Inditex SA	478	43,501
Indra Sistemas	176	2,962
International Consolidated Airlines Group SA (a)	1,761	4,674
MAPFRE SA (Reg.)	1,381	5,086
Mediaset Espana Comunicacion	392	2,604
Red Electrica Corporacion SA	265	12,827
Repsol YPF SA	1,754	53,159
Telefonica SA	9,135	194,162
Zardoya Otis SA	264	3,569
TOTAL SPAIN		773,991
Sweden - 1.9%
Alfa Laval AB	809	15,151
ASSA ABLOY AB (B Shares)	727	17,741
Atlas Copco AB:
(A Shares)	1,554	34,014
(B Shares)	734	14,343
Boliden AB	757	10,822
Electrolux AB (B Shares)	640	11,957
Getinge AB (B Shares)	503	13,070
H&M Hennes & Mauritz AB (B Shares)	2,223	73,616
Hexagon AB (B Shares)	475	7,329
Holmen AB (B Shares)	100	2,835
Husqvarna AB (B Shares)	822	4,180
Industrivarden AB Series C	230	2,880
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik	533	$ 11,192
Investor AB (B Shares)	1,017	19,983
Modern Times Group MTG AB (B Shares)	89	4,721
Nordea Bank AB	5,663	51,813
Ratos AB (B Shares)	355	4,748
Sandvik AB	2,374	32,827
Scania AB (B Shares)	794	13,397
Securitas AB (B Shares)	577	5,284
Skandinaviska Enskilda Banken AB (A Shares)	3,179	20,075
Skanska AB (B Shares)	951	15,608
SKF AB (B Shares)	865	19,318
SSAB Svenskt Stal AB (A Shares)	281	2,728
Svenska Cellulosa AB (SCA) (B Shares)	1,313	19,193
Svenska Handelsbanken AB (A Shares)	1,150	33,144
Swedbank AB (A Shares)	1,751	24,669
Swedish Match Co.	491	16,990
Tele2 AB (B Shares)	740	15,618
Telefonaktiebolaget LM Ericsson (B Shares)	6,597	68,742
TeliaSonera AB	4,931	34,376
Volvo AB (B Shares)	3,120	39,074
TOTAL SWEDEN		661,438
Switzerland - 5.4%
ABB Ltd. (Reg.)	4,817	90,708
Actelion Ltd.	296	11,020
Adecco SA (Reg.)	315	15,223
Aryzta AG	225	10,884
Baloise Holdings AG	129	10,562
Compagnie Financiere Richemont SA Series A	1,144	65,507
Credit Suisse Group	2,520	72,700
GAM Holding Ltd.	379	4,556
Geberit AG (Reg.)	87	17,895
Givaudan SA	20	18,278
Holcim Ltd. (Reg.)	559	35,672
Julius Baer Group Ltd.	466	17,704
Kuehne & Nagel International AG	128	15,943
Lindt & Spruengli AG (participation certificate)	2	6,181
Lonza Group AG	94	6,277
Nestle SA	7,752	449,635
Novartis AG	5,218	294,041
Pargesa Holding SA	48	3,766
Roche Holding AG (participation certificate)	1,568	258,549
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	118	$ 13,877
(Reg.)	42	4,944
SGS SA (Reg.)	12	20,648
Sika AG (Bearer)	4	7,872
Sonova Holding AG Class B	124	13,212
Straumann Holding AG	15	2,649
Sulzer AG (Reg.)	44	5,164
Swiss Life Holding AG	83	10,290
Swiss Re Ltd.	781	42,924
Swisscom AG	52	21,018
Syngenta AG (Switzerland)	207	63,095
The Swatch Group AG:
(Bearer)	73	30,912
(Reg.)	84	6,236
Transocean Ltd. (Switzerland)	714	40,681
UBS AG (a)	8,067	101,981
Zurich Financial Services AG	326	75,709
TOTAL SWITZERLAND		1,866,313
Taiwan - 2.4%
Acer, Inc.	5,000	5,709
Advanced Semiconductor Engineering, Inc.	9,000	7,953
Advantech Co. Ltd.	1,000	2,722
Asia Cement Corp.	4,000	4,818
ASUSTeK Computer, Inc.	1,000	6,952
AU Optronics Corp.	14,000	6,034
Capital Securities Corp.	6,090	2,339
Catcher Technology Co. Ltd.	1,000	5,572
Cathay Financial Holding Co. Ltd.	13,000	15,503
Chang Hwa Commercial Bank	8,000	5,149
Cheng Shin Rubber Industry Co. Ltd.	4,000	9,124
Cheng Uei Precision Industries Co. Ltd.	1,000	2,247
Chicony Electronics Co. Ltd.	2,000	3,342
Chimei Innolux Corp. (a)	10,000	4,017
China Airlines Ltd.	5,000	2,516
China Development Finance Holding Corp.	17,000	5,380
China Life Insurance Co. Ltd.	3,285	3,641
China Motor Co. Ltd.	3,000	2,868
China Petrochemical Development Corp.	3,000	3,484
China Steel Corp.	24,000	23,878
Chinatrust Financial Holding Co. Ltd.	23,223	15,220
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chunghwa Telecom Co. Ltd.	9,000	$ 30,111
Clevo Co. Ltd.	2,000	3,501
Compal Electronics, Inc.	8,000	7,342
Delta Electronics, Inc.	4,000	9,405
E Ink Holdings, Inc.	2,000	4,083
E.Sun Financial Holdings Co. Ltd.	7,000	3,489
Epistar Corp.	2,000	3,703
EVA Airways Corp.	4,400	3,183
Evergreen Marine Corp. (Taiwan)	4,000	2,193
Everlight Electronics Co. Ltd.	2,000	3,699
Far East Department Stores Co. Ltd.	2,000	3,058
Far Eastern Textile Ltd.	6,000	7,054
Far EasTone Telecommunications Co. Ltd.	3,000	4,920
Feng Hsin Iron & Steel Co.	1,000	1,682
First Financial Holding Co. Ltd.	11,000	7,302
Formosa Chemicals & Fibre Corp.	6,000	17,364
Formosa Petrochemical Corp.	3,000	9,435
Formosa Plastics Corp.	8,000	23,529
Formosa Taffeta Co. Ltd.	3,000	2,772
Foxconn Technology Co. Ltd.	2,000	6,971
Fubon Financial Holding Co. Ltd.	12,000	14,069
Giant Manufacturing Co. Ltd.	1,000	3,870
Highwealth Construction Corp.	1,000	1,730
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,000	54,828
HTC Corp.	2,000	44,947
Hua Nan Financial Holdings Co. Ltd.	8,000	5,212
Inventec Corp.	8,000	2,875
KGI Securities Co. Ltd.	6,000	2,516
Kinsus Interconnect Technology Corp.	1,000	3,454
Lee Chang Yung Chemical Industries Corp.	1,000	1,693
Lite-On Technology Corp.	4,000	3,775
Macronix International Co. Ltd.	7,000	2,645
MediaTek, Inc.	2,000	20,989
Mega Financial Holding Co. Ltd.	19,000	14,605
Motech Industries, Inc.	1,000	1,878
Nan Ya Plastics Corp.	10,000	22,496
Nan Ya Printed Circuit Board Corp.	1,000	2,910
Novatek Microelectronics Corp.	1,000	2,451
Pegatron Corp.	3,000	3,240
Phison Electronics Corp.	1,000	5,269
Pou Chen Corp.	4,000	3,075
Powertech Technology, Inc.	1,000	2,435
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	2,000	$ 11,121
Quanta Computer, Inc.	5,000	9,839
Realtek Semiconductor Corp.	2,000	3,331
Richtek Technology Corp.	1,000	5,028
Ruentex Industries Ltd.	1,146	2,306
Shin Kong Financial Holding Co. Ltd. (a)	11,000	3,426
Siliconware Precision Industries Co. Ltd.	6,000	6,159
SIMPLO Technology Co. Ltd.	1,000	5,884
Sino-American Silicon Prds, Inc.	1,000	1,632
Sinopac Holdings Co.	11,000	3,561
Synnex Technology International Corp.	3,000	7,354
Taishin Financial Holdings Co. Ltd.	10,000	4,234
Taiwan Business Bank	8,000	2,612
Taiwan Cement Corp.	9,000	11,240
Taiwan Cooperative Bank	7,000	4,594
Taiwan Fertilizer Co. Ltd.	2,000	5,155
Taiwan Glass Industry Corp.	2,000	2,461
Taiwan Mobile Co. Ltd.	3,600	10,316
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	131,591
Tatung Co. Ltd. (a)	7,000	2,465
TECO Electric & Machinery Co. Ltd.	4,000	2,334
Tripod Technology Corp.	1,000	2,602
TSRC Corp.	1,000	2,596
Tung Ho Steel Enterprise Corp.	3,000	2,689
U-Ming Marine Transport Corp.	2,000	3,154
Unified-President Enterprises Corp.	9,000	12,376
Unimicron Technology Corp.	3,000	3,895
United Microelectronics Corp.	24,000	10,538
Walsin Lihwa Corp.	7,000	2,348
Wintek Corp.	3,000	2,293
Wistron Corp.	4,000	4,629
WPG Holding Co. Ltd.	3,000	3,623
Yang Ming Marine Transport Corp.	8,000	3,297
Yuanta Financial Holding Co. Ltd.	20,190	11,509
Yulon Motor Co. Ltd.	2,000	4,208
TOTAL TAIWAN		820,626
Thailand - 0.4%
Advanced Info Service PCL	800	3,375
Advanced Info Service PCL (For. Reg.)	1,600	6,722
Bangkok Bank Public Co. Ltd.	900	4,558
Bangkok Bank Public Co. Ltd. (For. Reg.)	1,600	8,116
Common Stocks - continued
	Shares	Value
Thailand - continued
Bank of Ayudhya PCL	3,400	$ 2,190
Banpu PCL (For. Reg.)	300	6,090
BEC World PCL (For. Reg.)	2,100	2,535
C.P. Seven Eleven PCL (For. Reg.)	4,100	6,204
Charoen Pokphand Foods PCL (For. Reg.)	5,600	5,454
Glow Energy PCL (For. Reg.)	1,600	2,756
Indorama Ventures PCL (For. Reg.)	2,700	3,108
IRPC Public Co. Ltd. (For. Reg.)	18,200	2,250
Kasikornbank PCL	1,100	4,443
Kasikornbank PCL (For. Reg.)	3,000	12,127
Krung Thai Bank PCL (For. Reg.)	5,100	2,496
PTT Exploration and Production PCL	600	3,119
PTT Exploration and Production PCL (For. Reg.)	2,200	11,403
PTT Global Chemical PCL (a)	1,800	3,796
PTT Global Chemical PCL (For. Reg.) (a)	2,639	5,565
PTT PCL (For. Reg.)	1,900	18,718
Siam Cement PCL (For. Reg.)	600	7,194
Siam Commercial Bank PCL (For. Reg.)	3,900	14,753
Thai Airways International PCL (For. Reg.)	3,300	2,061
Thai Oil PCL (For. Reg.)	1,500	2,813
TOTAL THAILAND		141,846
Turkey - 0.3%
Akbank T.A.S.	2,361	8,626
Anadolu Efes Biracilik ve Malt Sanayii AS	398	4,839
Arcelik AS	803	3,088
Bim Birlesik Magazalar AS JSC	162	4,947
Coca-Cola Icecek AS	256	3,475
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,184	2,952
Enka Insaat ve Sanayi AS	1,355	3,510
Eregli Demir ve Celik Fabrikalari T.A.S.	1,478	3,059
Haci Omer Sabanci Holding AS	1,038	3,557
Koc Holding AS	1,216	4,346
TAV Havalimanlari Holding AS (a)	681	3,297
Tupras-Turkiye Petrol Rafinerileri AS	247	5,587
Turk Hava Yollari AO	2,045	2,961
Turk Sise ve Cam Fabrikalari AS	1,570	3,010
Turk Telekomunikasyon AS	1,043	4,424
Turkcell Iletisim Hizmet AS	1,498	7,377
Turkiye Garanti Bankasi AS	4,950	17,468
Turkiye Halk Bankasi AS	626	3,859
Turkiye Is Bankasi AS Series C	3,107	7,257
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Vakiflar Bankasi Tao	1,578	$ 2,695
Yapi ve Kredi Bankasi AS (a)	1,788	3,357
TOTAL TURKEY		103,691
United Kingdom - 14.1%
3i Group PLC	1,760	5,819
Admiral Group PLC	379	7,186
Aggreko PLC	594	16,354
AMEC PLC	849	12,636
Anglo American PLC (United Kingdom)	2,929	108,033
Antofagasta PLC	885	16,609
ARM Holdings PLC	2,933	27,525
Associated British Foods PLC	847	15,065
AstraZeneca PLC (United Kingdom)	3,067	147,272
Aviva PLC	6,529	35,626
Babcock International Group PLC	955	10,820
BAE Systems PLC	7,176	31,921
Balfour Beatty PLC	1,246	5,048
Barclays PLC	25,653	79,538
BG Group PLC	7,558	164,880
BHP Billiton PLC	4,747	149,508
BP PLC	42,244	310,925
British American Tobacco PLC (United Kingdom)	4,421	202,742
British Land Co. PLC	1,934	15,878
British Sky Broadcasting Group PLC	2,409	27,274
BT Group PLC	16,877	50,931
Bunzl PLC	854	11,070
Burberry Group PLC	957	20,639
Cairn Energy PLC (a)	3,309	15,677
Capita Group PLC	1,428	16,684
Capital Shopping Centres Group PLC	1,047	5,545
Carnival PLC	430	15,736
Centrica PLC	11,329	54,057
Cobham PLC	2,095	6,065
Compass Group PLC	4,237	38,567
Diageo PLC	5,537	114,614
Essar Energy PLC (a)	692	3,423
Eurasian Natural Resources Corp. PLC	484	5,122
Fresnillo PLC	470	12,834
G4S PLC (United Kingdom)	3,296	12,944
GKN PLC	3,972	12,156
GlaxoSmithKline PLC	11,504	258,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hammerson PLC	1,833	$ 12,001
HSBC Holdings PLC (United Kingdom)	39,848	347,751
ICAP PLC	1,502	9,761
Imperial Tobacco Group PLC	2,247	82,174
Inmarsat PLC	1,267	9,560
InterContinental Hotel Group PLC	721	13,309
International Power PLC	3,469	18,868
Intertek Group PLC	399	13,186
Invensys PLC	1,495	5,422
Investec PLC	881	5,361
ITV PLC	10,157	10,462
J Sainsbury PLC	2,930	14,094
Johnson Matthey PLC	513	15,502
Kazakhmys PLC	403	6,011
Kingfisher PLC	5,182	21,576
Land Securities Group PLC	1,715	18,865
Legal & General Group PLC	12,836	22,810
Lloyds Banking Group PLC (a)	90,940	47,036
London Stock Exchange Group PLC	271	3,922
Lonmin PLC	301	5,267
Man Group PLC	4,795	11,559
Marks & Spencer Group PLC	3,534	18,295
National Grid PLC	7,708	76,648
Next PLC	399	16,401
Old Mutual PLC	11,888	21,030
Pearson PLC	1,857	34,121
Prudential PLC	5,651	58,381
Reckitt Benckiser Group PLC	1,373	70,614
Reed Elsevier PLC	2,637	22,667
Rexam PLC	2,223	12,373
Rio Tinto PLC	3,176	171,850
Rolls-Royce Group PLC	4,082	46,117
Rolls-Royce Group PLC Class C	281,658	453
Royal & Sun Alliance Insurance Group PLC	8,359	15,016
Royal Bank of Scotland Group PLC (a)	41,154	15,885
Royal Dutch Shell PLC:
Class A (Netherlands)	8,090	286,910
Class B	5,989	214,914
SABMiller PLC	2,101	76,750
Sage Group PLC	3,175	14,200
Schroders PLC	206	4,734
Scottish & Southern Energy PLC	2,028	43,834
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Segro PLC	1,386	$ 5,434
Serco Group PLC	1,303	10,886
Severn Trent PLC	573	13,970
Smith & Nephew PLC	2,097	19,198
Smiths Group PLC	943	14,513
Standard Chartered PLC (United Kingdom)	5,270	123,653
Standard Life PLC	5,301	18,397
Tesco PLC	17,855	115,360
The Weir Group PLC	507	15,647
TUI Travel PLC	1,141	3,132
Tullow Oil PLC	1,984	44,765
Unilever PLC	2,838	95,148
United Utilities Group PLC	1,598	15,586
Vedanta Resources PLC	224	4,604
Vodafone Group PLC	114,419	317,765
Whitbread PLC	449	11,965
Wm Morrison Supermarkets PLC	4,794	23,299
Xstrata PLC	4,577	76,956
TOTAL UNITED KINGDOM		4,890,916
United States of America - 0.1%
Southern Copper Corp.	434	13,315
Synthes, Inc.	142	23,819
TOTAL UNITED STATES OF AMERICA		37,134
TOTAL COMMON STOCKS (Cost $31,543,947)		32,007,399
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	98	5,366
Henkel AG & Co. KGaA	383	22,850
Porsche Automobil Holding SE (Germany)	345	20,237
ProSiebenSat.1 Media AG	142	3,046
RWE AG (non-vtg.)	84	3,156
Volkswagen AG	316	55,451
TOTAL GERMANY		110,106
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	14,293	15,002
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Hyundai Motor Co.	47	$ 2,955
Hyundai Motor Co. Series 2	68	4,537
LG Chemical Ltd.	23	2,597
Samsung Electronics Co. Ltd.	44	25,011
TOTAL KOREA (SOUTH)		35,100
Russia - 0.0%
Sberbank (Savings Bank of the Russian Federation) (a)	1,900	4,012
Surgutneftegaz JSC	13,200	6,666
Transneft (a)	3	3,870
TOTAL RUSSIA		14,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $160,015)		174,756
Investment Companies - 0.5%

iShares MSCI Canada Index ETF (Cost $144,894)	5,500	155,320
Government Obligations - 2.3%
Principal Amount
United States of America - 2.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/8/12 (c) (Cost $799,829)	$ 800,000	799,916
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $1,191,680)	1,191,680	1,191,680
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $33,840,365)		34,329,071
NET OTHER ASSETS (LIABILITIES) - 0.9%		309,884
NET ASSETS - 100%		$ 34,638,955
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	$ 1,332,810	$ 62,398
8 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	390,640	30,625
6 SGX S&P CNX Nifty Index Contracts (Singapore)	Nov. 2011	64,164	1,155
TOTAL EQUITY INDEX CONTRACTS		$ 1,787,614	$ 94,178

The face value of futures purchased as a percentage of net assets is 5.2%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 456,881	$ 35,181
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,961.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 4,890,916	$ 1,799,358	$ 3,091,558	$ -
Japan	4,649,217	-	4,649,217	-
Canada	2,708,972	2,708,972	-	-
France	1,997,941	1,466,607	531,334	-
Australia	1,994,614	-	1,994,614	-
Switzerland	1,866,313	1,243,788	622,525	-
Germany	1,828,995	1,394,447	434,548	-
Brazil	1,176,341	1,176,341	-	-
Korea (South)	1,146,110	-	1,146,110	-
Other	9,922,736	4,484,683	5,438,053	-
Investment Companies	155,320	155,320	-	-
Government Obligations	799,916	-	799,916	-
Money Market Funds	1,191,680	1,191,680	-	-
Total Investments in Securities:	$ 34,329,071	$ 15,621,196	$ 18,707,875	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 94,178	$ 94,178	$ -	$ -
Swap Agreements	35,181	-	35,181	-
Total Assets	$ 129,359	$ 94,178	$ 35,181	$ -
Total Derivative Instruments:	$ 129,359	$ 94,178	$ 35,181	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 94,178	$ -
Swap Agreements (b)	35,181	-
Total Value of Derivatives	$ 129,359	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,648,685)	$ 33,137,391
Fidelity Central Funds (cost $1,191,680)	1,191,680
Total Investments (cost $33,840,365)		$ 34,329,071
Cash		8,400
Foreign currency held at value (cost $255,932)		254,619
Receivable for fund shares sold		145,883
Dividends receivable		54,267
Distributions receivable from Fidelity Central Funds		217
Swap agreements, at value		35,181
Receivable from investment adviser for expense reductions		2,679
Total assets		34,830,317

Liabilities
Payable for investments purchased	$ 93,916
Accrued management fee	5,302
Payable for daily variation margin on futures contracts	90,487
Other affiliated payables	1,657
Total liabilities		191,362

Net Assets		$ 34,638,955
Net Assets consist of:
Paid in capital		$ 34,189,278
Accumulated net investment loss		(136,472)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,240)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,389
Net Assets		$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($1,789,620 ÷ 177,410 shares)	$ 10.09

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($17,714,613 ÷ 1,755,857 shares)	$ 10.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,567,189 ÷ 750,001 shares)	$ 10.09

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($7,567,533 ÷ 750,001 shares)	$ 10.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to October 31, 2011

Investment Income
Dividends		$ 101,094
Interest		174
Income from Fidelity Central Funds		358
Income before foreign taxes withheld		101,626
Less foreign taxes withheld		(7,368)
Total income		94,258

Expenses
Management fee	$ 9,233
Transfer agent fees	2,909
Independent trustees' compensation	8
Total expenses before reductions	12,150
Expense reductions	(4,662)	7,488
Net investment income (loss)		86,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,045)
Foreign currency transactions	(309,767)
Futures contracts	109,879
Swap agreements	(44,549)
Total net realized gain (loss)		(253,482)
Change in net unrealized appreciation (depreciation) on: Investment securities	488,706
Assets and liabilities in foreign currencies	(1,676)
Futures contracts	94,178
Swap agreements	35,181
Total change in net unrealized appreciation (depreciation)		616,389
Net gain (loss)		362,907
Net increase (decrease) in net assets resulting from operations		$ 449,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,770
Net realized gain (loss)	(253,482)
Change in net unrealized appreciation (depreciation)	616,389
Net increase (decrease) in net assets resulting from operations	449,677
Share transactions - net increase (decrease)	34,189,185
Redemption fees	93
Total increase (decrease) in net assets	34,638,955

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $136,472)	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.34% A
Expenses net of fee waivers, if any	.24% A
Expenses net of all reductions	.24% A
Net investment income (loss)	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,790
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.28% A
Expenses net of fee waivers, if any	.18% A
Expenses net of all reductions	.18% A
Net investment income (loss)	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,715
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.23% A
Expenses net of fee waivers, if any	.13% A
Expenses net of all reductions	.13% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,567
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,568
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

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3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

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3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 35,781,182	$ 1,321,594	$ (994,001)	$ 327,593
Spartan Global ex U.S. Index Fund	33,859,034	1,281,540	(811,503)	470,037

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 136,704	$ 345,753
Spartan Global ex U.S. Index Fund	117,787	468,361

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds, less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of their counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement if there is a certain

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Funds receive collateral in the form of cash or securities, if required, which is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the swap counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 189,916	$ 37,924
Swap Agreements	(178,195)	140,723
Totals (a)	$ 11,721	$ 178,647
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 109,879	$ 94,178
Swap Agreements	(44,549)	35,181
Totals (a)	$ 65,330	$ 129,359

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include equity risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual security or a basket of securities (i.e., an index), and the other on a fixed or floating rate. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	30,759,553	47,940
Spartan Global ex U.S. Index Fund	32,161,266	303,373

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under expense contracts, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, and .015% of average net assets for each Fund's Investor Class,

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively.

Under the expense contracts, for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contracts, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index
Investor Class	$ 3,157
Fidelity Advantage Class	802
Institutional Class	205
$ 4,164
Spartan Global ex U.S. Index
Investor Class	$ 1,459
Fidelity Advantage Class	1,124
Institutional Class	326
$ 2,909

7. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Spartan Emerging Markets Index	Expense Limitations	Reimbursement from adviser
Investor Class	.33%	$ 2,010
Fidelity Advantage Class	.22%	1,091
Institutional Class	.15%	885
Fidelity Advantage Institutional Class	.12%	884

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Notes to Financial Statements - continued

7. Expense Reductions - continued

Spartan Global ex U.S. Index	Expense Limitations	Reimbursement from adviser
Investor Class	.24%	$ 1,007
Fidelity Advantage Class	.18%	1,476
Institutional Class	.13%	1,090
Fidelity Advantage Institutional Class	.10%	1,089

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended October 31,	2011 A	2011 A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	2,000,573	$ 17,944,136
Shares redeemed	(513,183)	(4,599,752)
Net increase (decrease)	1,487,390	$ 13,344,384
Fidelity Advantage Class
Shares sold	1,102,387	$ 10,433,223
Shares redeemed	-	-
Net increase (decrease)	1,102,387	$ 10,433,223
Institutional Class
Shares sold	500,001	$ 5,000,010
Shares redeemed	-	-
Net increase (decrease)	500,001	$ 5,000,010
Fidelity Advantage Institutional Class
Shares sold	500,001	$ 5,000,010
Shares redeemed	-	-
Net increase (decrease)	500,001	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	928,520	$ 9,214,235
Shares redeemed	(751,110)	(7,397,542)
Net increase (decrease)	177,410	$ 1,816,693
Fidelity Advantage Class
Shares sold	1,755,857	$ 17,372,473
Shares redeemed	-	-
Net increase (decrease)	1,755,857	$ 17,372,473
Institutional Class
Shares sold	750,001	$ 7,500,009
Shares redeemed	-	-
Net increase (decrease)	750,001	$ 7,500,009

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8. Share Transactions - continued

	Shares	Dollars
Period ended October 31,	2011 A	2011 A
Spartan Global ex U.S. Index Fund
Fidelity Advantage Institutional Class
Shares sold	750,001	$ 7,500,010
Shares redeemed	-	-
Net increase (decrease)	750,001	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Spartan Emerging Markets Index Fund	56
Spartan Global ex U.S. Index Fund	88

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from September 8, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Investor Class	12/12/11	12/09/11	$-	$0.033
Fidelity Advantage Class	12/12/11	12/09/11	$-	$0.033
Spartan Global ex U.S. Index Fund
Investor Class	12/12/11	12/09/11	$-	$0.033
Fidelity Advantage Class	12/12/11	12/09/11	$-	$0.033

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Emerging Market Index Fund	$136,704
Spartan Global ex U.S. Index Fund	$117,787

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

On July 14, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expenses of each class of the fund. The Board noted that each fund's proposed management fee rate, even before deducting projected payments by FMR, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all class-level expenses of each class of each fund and limit the total expenses of each class of each fund. These contractual arrangements may not be amended to increase fees shareholders pay without the approval of the Board. In addition, the Board considered that FMR had contractually agreed to reimburse each class of each fund to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed certain limits.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Additional Information Requested by the Board. The Board also received information explaining that each fund's investments will be chosen using an investment discipline developed by Geode Capital Management, LLC, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EMX-GUX-UANN-1211
1.929359.100

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Spartan® Global ex U.S. Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2011	Expenses Paid During Period*
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 954.00	$ .48 B
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.68 C
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 954.00	$ .32 B
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12 C
Institutional Class	.15%
Actual		$ 1,000.00	$ 954.00	$ .22 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .77 C
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 954.00	$ .17 B
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61 C
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,009.00	$ .36 B
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.22 C
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,009.00	$ .27 B
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92 C
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,009.00	$ .19 B
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66 C
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,009.00	$ .15 B
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period September 8, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.7
OAO Gazprom sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.7
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.5
Vale SA (PN-A) (Brazil, Metals & Mining)	1.5
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	1.3
Vale SA (Brazil, Metals & Mining)	1.3
16.4
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	22.7
Energy	14.9
Materials	13.9
Telecommunication Services	9.6
Information Technology	7.2
Consumer Staples	6.9
Industrials	5.3
Consumer Discretionary	4.3
Utilities	3.9
Health Care	0.8
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
Brazil 19.1%
Taiwan 12.5%
China 11.4%
South Africa 9.8%
Russia 6.8%
India 5.7%
Mexico 5.5%
Malaysia 4.7%
Hong Kong 4.5%
Other 20.0%

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	26,000	$ 27,874
China Foods Ltd.	12,000	9,434
CITIC Resources Holdings Ltd. (a)	16,000	2,262
CNPC (Hong Kong) Ltd.	28,000	39,222
Cosco Pacific Ltd.	14,000	19,480
Credicorp Ltd.	82	8,937
Credicorp Ltd. (NY Shares)	514	55,913
Shenzhen International Holdings Ltd.	165,000	10,709
Sinofert Holdings Ltd.	24,000	7,877
TOTAL BERMUDA		181,708
Brazil - 19.1%
AES Tiete SA	900	11,190
AES Tiete SA (PN) (non-vtg.)	1,400	19,950
All America Latina Logistica SA	7,000	34,853
Amil Participacoes SA	1,500	15,173
Anhanguera Educacional Participacoes SA	1,500	22,056
B2W Companhia Global do Varejo	900	7,311
Banco Bradesco SA (PN)	19,800	358,019
Banco do Brasil SA	11,700	176,468
Banco do Estado do Rio Grande do Sul SA	2,100	22,135
Banco Santander SA (Brasil) unit	7,600	68,379
BM&F Bovespa SA	21,000	125,349
BR Malls Participacoes SA	4,700	50,772
Bradespar SA (PN)	2,300	46,879
Brasil Foods SA	9,200	191,533
Brasil Telecom SA	700	5,263
Brasil Telecom SA (PN)	3,600	24,780
Braskem SA (PN-A)	1,700	15,147
Centrais Eletricas Brasileiras SA (Electrobras)	5,700	57,060
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,800	38,595
Cetip SA	2,600	35,884
Cielo SA	2,200	58,293
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,300	49,587
Companhia de Bebidas das Americas (AmBev)	2,200	59,394
Companhia de Bebidas das Americas (AmBev) (PN)	10,700	357,352
Companhia de Concessoes Rodoviarias	3,400	93,553
Companhia de Gas de Sao Paulo	300	6,132
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	21,943
Companhia de Transmissao de Energia Eletrica Paulista (PN)	400	11,461
Companhia Energetica de Minas Gerais (CEMIG)	1,200	16,387
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,700	$ 61,839
Companhia Energetica de Sao Paulo Series A	1,700	28,957
Companhia Paranaense de Energia-Copel (PN-B)	1,500	30,005
Companhia Siderurgica Nacional SA (CSN)	11,100	102,842
Cosan SA Industria e Comercio	1,800	28,092
CPFL Energia SA	1,200	15,353
Cyrela Brazil Realty SA	3,300	28,845
Duratex SA	2,500	13,539
Ecorodovias Infraestrutura e Logistica SA	2,000	15,141
Eletropaulo Metropolitana SA (PN-B)	1,200	21,523
Embraer SA	7,600	52,446
Energias do Brasil SA	1,000	21,547
Fertilizantes Fosfatados SA (PN)	1,300	18,343
Fibria Celulose SA	1,700	15,137
Gerdau SA	2,600	19,835
Gerdau SA (PN)	8,000	71,978
HRT Participacoes em Petroleo SA GDR (a)	4,050	20,111
Hypermarcas SA	3,500	18,833
Itau Unibanco Banco Multiplo SA	2,400	39,217
Itau Unibanco Banco Multiplo SA	23,600	449,818
Itausa-Investimentos Itau SA (PN)	27,400	171,529
JBS SA (a)	10,100	30,349
Klabin SA (PN) (non-vtg.)	6,600	24,291
Light SA	1,100	17,135
LLX Logistica SA (a)	3,300	7,341
Lojas Americanas SA	1,500	11,740
Lojas Americanas SA (PN)	4,900	43,088
Lojas Renner SA	1,200	36,380
Marfrig Alimentos SA	1,800	7,809
Metalurgica Gerdau SA (PN)	2,100	23,798
MMX Mineracao e Metalicos SA (a)	2,100	9,184
MPX Mineracao e Energia SA (a)	400	8,724
MRV Engenharia e Participacoes SA	3,900	27,481
Multiplan Empreendimentos Imobiliarios SA	1,000	20,219
Natura Cosmeticos SA	2,200	42,791
OGX Petroleo e Gas Participacoes SA (a)	13,500	111,635
PDG Realty SA Empreendimentos e Participacoes	11,400	50,255
Petroleo Brasileiro SA - Petrobras:
(ON)	39,000	524,179
(PN) (non-vtg.)	58,400	725,065
Porto Seguro SA	1,300	13,930
Redecard SA	5,100	85,683
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria Comerico	5,000	$ 61,321
Sul America SA unit	1,400	11,243
Suzano Papel e Celulose SA	2,400	11,740
TAM SA (PN) (ltd. vtg.)	1,100	21,965
Tele Norte Leste Participacoes SA	900	11,006
Tele Norte Leste Participacoes SA (PN)	3,200	34,512
Telefonica Brasil SA	2,400	69,811
Telemar Norte Leste SA (PN-A)	600	16,405
TIM Participacoes SA	9,600	49,644
Tractebel Energia SA	2,800	44,840
Ultrapar Participacoes SA	4,300	76,625
Usinas Siderurgicas de Minas Gerais SA - Usiminas	2,100	30,145
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	5,100	35,045
Vale SA	17,100	435,267
Vale SA (PN-A)	21,900	520,335
Weg SA	2,700	29,953
TOTAL BRAZIL		6,526,762
Cayman Islands - 0.3%
China Resources Cement Holdings Ltd.	22,000	17,457
China Resources Land Ltd.	22,000	32,201
MStar Semiconductor, Inc.	6,000	34,771
TOTAL CAYMAN ISLANDS		84,429
Chile - 2.3%
Banco de Chile	347,488	48,511
Banco de Credito e Inversiones	428	24,022
Banco Santander Chile	360,484	27,885
CAP SA	1,131	43,631
Cencosud SA	9,524	60,843
Colbun SA	80,564	22,018
Compania Cervecerias Unidas SA	1,434	16,244
Compania de Petroleos de Chile SA (COPEC)	5,356	82,097
CorpBanca SA	1,343,606	19,440
Embotelladora Andina SA	2,521	11,999
Empresa Nacional de Electricidad SA	43,819	70,207
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,220	24,153
Empresas CMPC SA	11,416	47,533
Enersis SA	139,101	56,469
Gener SA	25,823	14,757
Lan Airlines SA	2,627	67,800
SACI Falabella	7,360	69,101
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Matriz Banco de Chile Class B	49,297	$ 15,545
Sociedad Quimica y Minera de Chile SA (PN-B)	1,252	75,128
TOTAL CHILE		797,383
China - 11.4%
Agricultural Bank China Ltd. (H Shares)	235,000	105,472
Air China Ltd. (H Shares)	22,000	17,095
Aluminum Corp. of China Ltd. (H Shares)	40,000	21,484
Angang Steel Co. Ltd. (H Shares)	6,000	3,661
Anhui Conch Cement Co. Ltd. (H Shares)	13,500	49,090
Anhui Expressway Co. Ltd. (H Shares)	4,000	2,502
Bank Communications Co. Ltd. (H Shares)	87,000	59,793
Bank of China Ltd. (H Shares)	647,000	230,273
BBMG Corp. (H Shares)	11,000	9,578
Beijing Capital International Airport Co. Ltd. (H Shares)	16,000	7,185
Beijing North Star Co. Ltd. (H Shares)	12,000	1,924
Bengang Steel Plates Co. Ltd. (B Shares)	4,900	1,717
BOE Technology Group Co. Ltd. (B Shares)	10,700	1,641
BYD Co. Ltd. (H Shares) (a)	5,000	12,046
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	15,800	22,859
China Bluechemical Ltd. (H shares)	22,000	17,240
China CITIC Bank Corp. Ltd. (H Shares)	112,000	60,170
China Coal Energy Co. Ltd. (H Shares)	42,000	52,312
China Communications Construction Co. Ltd. (H Shares)	47,000	35,450
China Communications Services Corp. Ltd. (H Shares)	24,000	11,068
China Construction Bank Corp. (H Shares)	750,000	551,051
China Cosco Holdings Co. Ltd. (H Shares)	22,000	11,474
China Eastern Airlines Corp. Ltd. (a) (H Shares)	20,000	7,869
China International Marine Containers (Group) Ltd. (B Shares)	16,700	20,104
China Life Insurance Co. Ltd. (H Shares)	77,000	199,076
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	11,626
China Merchants Bank Co. Ltd. (H Shares)	39,500	79,757
China Merchants Property Development Co. Ltd. (B Shares)	3,000	4,155
China Minsheng Banking Corp. Ltd. (H Shares)	40,500	32,992
China Molybdenum Co. Ltd. (H Shares)	13,000	6,390
China National Building Materials Co. Ltd. (H Shares)	28,000	35,865
China National Materials Co. Ltd. (H Shares)	16,000	8,055
China Oilfield Services Ltd. (H Shares)	16,000	26,651
China Pacific Insurance Group Co. Ltd. (H Shares)	17,800	54,623
China Petroleum & Chemical Corp. (H Shares)	176,000	166,449
China Railway Construction Corp. Ltd. (H Shares)	23,000	13,707
Common Stocks - continued
	Shares	Value
China - continued
China Railway Group Ltd. (H Shares)	45,000	$ 14,941
China Shenhua Energy Co. Ltd. (H Shares)	35,500	162,405
China Ship Container Lines Co. Ltd. (H Shares) (a)	39,000	7,399
China Shipping Development Co. Ltd. (H Shares)	12,000	8,484
China Southern Airlines Ltd. (H Shares) (a)	22,000	12,277
China Telecom Corp. Ltd. (H Shares)	170,000	104,959
China Vanke Co. Ltd. (B Shares)	12,700	14,239
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,000	1,745
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	11,503
CITIC Securities Co. Ltd. (H Shares) (a)	5,000	9,823
CSG Holding Co. Ltd. (B Shares)	9,300	7,962
CSR Corp. Ltd. (H Shares)	20,000	11,835
Datang International Power Generation Co. Ltd. (H Shares)	38,000	9,745
Dazhong Transport Group Co. Ltd. (B Shares)	8,900	4,821
Dongfang Electric Corp. Ltd. (H Shares)	3,800	11,678
Dongfeng Motor Group Co. Ltd. (H Shares)	26,000	42,412
Double Coin Holdings Ltd. (B Shares)	2,600	1,615
Foshan Electrical and Lighting Co. Ltd. (B Shares)	2,200	1,711
Great Wall Motor Co. Ltd. (H Shares)	9,000	12,221
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	5,300	1,604
Guangshen Railway Co. Ltd. (H Shares)	16,000	5,555
Guangzhou Automobile Group Co. Ltd. (H Shares)	26,000	25,939
Guangzhou Pharmaceutical Ltd. (H Shares)	2,000	1,401
Guangzhou R F Properties Co. Ltd. (H Shares)	12,000	11,661
Guangzhou Shipyard International Ltd. (H Shares)	2,000	1,685
Hainan Airlines Co. Ltd. (B Shares)	2,600	2,026
Harbin Power Equipment Co. Ltd. (H Shares)	8,000	8,062
Huadian Energy Co. Ltd. (B Shares) (a)	5,000	1,540
Huadian Power International Corp. Ltd. (H shares) (a)	12,000	1,862
Huaneng Power International, Inc. (H Shares)	42,000	18,995
Industrial & Commercial Bank of China Ltd. (H Shares)	675,000	421,513
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	3,700	5,022
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	7,700	42,470
Jiangling Motors Corp. Ltd. (B Shares)	900	1,704
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	10,343
Jiangxi Copper Co. Ltd. (H Shares)	14,000	33,840
Jinzhou Port Co. Ltd. (B Shares)	6,600	3,389
Lianhua Supermarket Holdings Ltd. (H Shares)	5,000	8,045
Maanshan Iron & Steel Ltd. (H Shares)	10,000	2,977
Metallurgical Corp. China Ltd. (H Shares)	32,000	6,944
PetroChina Co. Ltd. (H Shares)	220,000	285,602
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	34,000	$ 47,152
Ping An Insurance Group Co. China Ltd. (H Shares)	24,000	177,994
Shandong Chenming Paper Holdings Ltd. (B Shares)	7,900	3,983
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	20,000	20,787
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	8,000	4,674
Shanghai Electric Group Co. Ltd. (H Shares)	30,000	13,200
Shanghai Friendship Group, Inc. (B Shares) (a)	3,000	4,507
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	3,700	1,801
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	1,400	1,955
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	2,600	2,106
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	5,000	3,733
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,400	8,897
Shanghai Pharma Holding Co. Ltd. (H Shares)	5,400	10,284
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	4,100	4,507
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	6,000	4,227
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	11,000	5,690
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	1,500	1,674
Shenzhen Expressway Co. (H Shares)	4,000	1,684
Sichuan Expressway Co. Ltd. (H Shares)	10,000	4,445
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	26,000	9,546
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	22,000	5,304
Sinopharm Group Co. Ltd. (H Shares)	8,000	21,775
Sinotrans Ltd. (H Shares)	24,000	4,951
Travelsky Technology Ltd. (H Shares)	12,000	5,913
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	30,511
Weichai Power Co. Ltd. (H Shares)	4,000	20,127
Weifu High-Technology Co. Ltd. (B Shares)	700	1,583
Weiqiao Textile Co. Ltd. (H Shares)	9,500	5,195
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	3,600	2,303
Yantai Changyu Pioneer Wine Co. (B Shares)	2,200	24,752
Yanzhou Coal Mining Co. Ltd. (H Shares)	20,000	49,506
Zhaojin Mining Industry Co. Ltd. (H Shares)	10,500	18,747
Zhejiang Expressway Co. Ltd. (H Shares)	18,000	11,838
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	8,700	4,210
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	14,048
Zijin Mining Group Co. Ltd. (H Shares)	64,000	27,240
ZTE Corp. (H Shares)	5,800	16,464
TOTAL CHINA		3,903,671
Common Stocks - continued
	Shares	Value
Colombia - 1.1%
Almacenes Exito SA	2,435	$ 31,318
BanColombia SA	3,808	59,181
BanColombia SA (PN)	2,639	41,579
Cementos Argos SA	3,700	21,296
Corp. Financiera Colombiana SA	1,056	19,886
Corp. Financiera Colombiana SA (RFD) (a)	9	160
Ecopetrol SA	47,421	101,653
Grupo de Inversiones Surameric	2,307	40,527
Grupo de Inversiones Surameric rights 11/22/11 (a)	590	89
Interconexion Electrica SA	3,716	23,698
Inversiones Argos SA	3,416	32,769
Isagen SA ESP	9,547	11,256
TOTAL COLOMBIA		383,412
Czech Republic - 0.5%
Ceske Energeticke Zavody A/S	2,193	92,743
Komercni Banka A/S	139	26,808
Telefonica Czech Republic A/S	1,533	32,253
TOTAL CZECH REPUBLIC		151,804
Egypt - 0.5%
Commercial International Bank Ltd.	5,322	23,719
Commercial International Bank Ltd. sponsored GDR	533	2,355
EFG-Hermes Holding SAE	4,547	9,790
Egyptian Co. for Mobile Services (MobiNil)	554	9,468
Egyptian Iron & Steel (a)	1,787	1,437
Egyptian Kuwaiti Holding	8,822	8,998
El Ezz Steel Rebars SAE	2,241	2,264
Elsewedy Electric Co.	1,325	4,729
Maridive & Oil Services S.A.E.	1,763	3,350
National Societe Generale Bank	583	2,587
Orascom Construction Industries SAE	977	39,695
Orascom Construction Industries SAE GDR	106	4,346
Orascom Telecom Holding SAE (a)	31,453	17,443
Sidi Kerir Petrochemcials Co.	3,402	7,347
Talaat Moustafa Group Holding	14,511	8,728
Telecom Egypt SAE	4,207	10,503
TOTAL EGYPT		156,759
Hong Kong - 4.5%
Beijing Enterprises Holdings Ltd.	6,000	33,203
China Agri-Industries Holding Ltd.	18,000	14,350
China Everbright Ltd.	8,000	11,861
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Insurance International Holdings Co. Ltd. (a)	9,200	$ 19,951
China Merchant Holdings International Co. Ltd.	14,000	43,200
China Mobile (Hong Kong) Ltd.	57,000	541,747
China Mobile (Hong Kong) Ltd. sponsored ADR	1,200	57,072
China Overseas Land & Investment Ltd.	42,000	77,716
China Resources Enterprise Ltd.	12,000	43,825
China Resources Power Holdings Co. Ltd.	20,000	35,521
China Unicom (Hong Kong) Ltd.	74,000	148,786
Citic Pacific Ltd.	12,000	21,687
CNOOC Ltd.	169,000	319,471
CNOOC Ltd. sponsored ADR	190	35,836
Franshion Properties China Ltd.	34,000	6,983
Guangdong Investment Ltd.	24,000	14,448
Lenovo Group Ltd.	78,000	52,440
Poly (Hong Kong) Investments Ltd.	19,000	9,530
Shanghai Industrial Holdings Ltd.	6,000	19,644
Shenzhen Investment Ltd.	26,000	5,553
Sino-Ocean Land Holdings Ltd.	46,500	20,631
Sinotruk Hong Kong Ltd.	8,500	4,998
Yuexiu Property Co. Ltd.	76,000	11,730
TOTAL HONG KONG		1,550,183
Hungary - 0.4%
Magyar Telekom PLC	5,303	12,341
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	834	65,075
OTP Bank PLC	2,728	43,822
Richter Gedeon PLC	160	25,843
TOTAL HUNGARY		147,081
Indonesia - 3.3%
PT Astra Agro Lestari Tbk	5,500	13,173
PT Adaro Energy Tbk	137,500	31,013
PT Aneka Tambang Tbk	42,000	8,407
PT Astra International Tbk	31,000	239,033
PT Bank Central Asia Tbk	126,000	114,263
PT Bank Danamon Indonesia Tbk Series A	17,000	9,473
PT Bank Mandiri (Persero) Tbk	93,500	74,583
PT Bank Negara Indonesia (Persero) Tbk	57,000	25,545
PT Bank Rakyat Indonesia Tbk	125,000	93,981
PT Bumi Resources Tbk	215,000	56,157
PT Charoen Pokphand Indonesia Tbk	90,500	26,950
PT Gudang Garam Tbk	6,500	42,665
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indo Tambangraya Megah Tbk	3,500	$ 17,460
PT Indocement Tunggal Prakarsa Tbk	12,500	22,837
PT Indofood Sukses Makmur Tbk	41,000	24,073
PT Indosat Tbk	23,500	14,075
PT International Nickel Indonesia Tbk	22,000	8,969
PT Kalbe Farma Tbk	81,500	31,724
PT Perusahaan Gas Negara Tbk Series B	102,000	33,645
PT Semen Gresik (Persero) Tbk	32,000	34,048
PT Tambang Batubbara Bukit Asam Tbk	9,500	19,481
PT Telkomunikasi Indonesia Tbk Series B	106,500	88,819
PT Unilever Indonesia Tbk	17,000	29,885
PT United Tractors Tbk	28,500	78,390
TOTAL INDONESIA		1,138,649
Malaysia - 4.7%
AMMB Holdings Bhd	22,700	44,006
Axiata Group Bhd	67,500	106,688
Berjaya Sports Toto Bhd	11,800	16,371
British American Tobacco (Malaysia) Bhd	1,700	25,594
Bumiputra-Commerce Holdings Bhd	56,000	137,458
DiGi.com Bhd	6,400	65,902
Gamuda Bhd	22,600	24,850
Genting Bhd	28,300	98,569
Genting Malaysia Bhd	30,300	37,692
Hong Leong Bank Bhd	4,900	16,856
IJM Corp. Bhd	14,600	26,969
IOI Corp. Bhd	51,000	86,644
Kuala Lumpur Kepong Bhd	6,100	41,622
Lafarge Malayan Cement Bhd	4,600	10,582
Malayan Banking Bhd	56,900	154,479
Malaysian Plantations Bhd	9,200	10,529
Maxis Bhd	26,200	45,562
MISC Bhd	17,400	39,451
MMC Corp. Bhd	12,200	10,666
Parkson Holdings Bhd	5,800	10,529
Petronas Chemicals Group Bhd	34,000	70,928
Petronas Dagangan Bhd	3,200	16,929
Petronas Gas Bhd	8,600	36,591
PLUS Expressways Bhd	21,600	31,089
PPB Group Bhd	6,800	37,660
Proton Holdings Bhd	1,900	1,653
Public Bank Bhd (For. Reg.)	36,300	149,963
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	3,800	$ 9,502
Sime Darby Bhd	46,600	134,426
SP Setia Bhd	14,600	18,217
Telekom Malaysia Bhd	14,200	19,554
Tenaga Nasional Bhd	14,900	28,901
UEM Land Holdings Bhd (a)	11,800	8,389
UMW Holdings Bhd	6,800	14,652
YTL Power International Bhd	33,900	20,982
TOTAL MALAYSIA		1,610,455
Mexico - 5.5%
Alfa SA de CV Series A	2,900	33,809
America Movil SAB de CV Series L	456,000	582,318
Cemex SA de CV unit	98,800	43,021
Fomento Economico Mexicano SAB de CV unit	22,800	153,025
Grupo Aeroportuario del Pacifico SA de CV Series B	5,500	19,242
Grupo Bimbo Sab de CV Series A	25,000	51,445
Grupo Carso SA de CV Series A1	6,400	16,533
Grupo Elektra SA de CV	740	56,864
Grupo Financiero Banorte SAB de CV Series O	23,400	79,949
Grupo Financiero Inbursa SAB de CV Series O	19,600	41,922
Grupo Mexico SA de CV Series B	80,700	224,225
Grupo Modelo SAB de CV Series C	6,900	43,767
Grupo Televisa SA de CV	28,600	122,322
Industrias Penoles SA de CV	1,690	68,007
Inmuebles Carso SAB de CV (a)	8,000	6,096
Kimberly-Clark de Mexico SA de CV Series A	4,500	25,615
Mexichem SAB de CV	8,100	27,888
Minera Frisco SAB de CV (a)	7,800	30,550
Organizacion Soriana SA Series B (a)	3,700	8,044
Telefonos de Mexico SA de CV Series L	78,900	61,899
Urbi, Desarrollos Urbanos, SA de CV (a)	4,800	6,101
Wal-Mart de Mexico SA de CV Series V	74,800	193,231
TOTAL MEXICO		1,895,873
Morocco - 0.2%
Douja Promotion Groupe Addoha SA	1,432	13,489
Maroc Telecom SA	2,101	36,918
TOTAL MOROCCO		50,407
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	3,877	8,664
MCB Bank Ltd.	3,695	6,833
Common Stocks - continued
	Shares	Value
Pakistan - continued
National Bank of Pakistan (a)	3,125	$ 1,576
Oil & Gas Development Co. Ltd.	7,017	11,860
Pakistan Petroleum Ltd.	3,829	7,796
Pakistan State Oil Co. Ltd.	1,687	4,768
Pakistan Telecommunication Co. Ltd. Class A	12,499	1,589
TOTAL PAKISTAN		43,086
Peru - 0.3%
Compania de Minas Buenaventura SA	150	6,096
Compania de Minas Buenaventura SA sponsored ADR	1,999	81,819
Volcan Compania Minera SAA Class B	20,751	20,086
TOTAL PERU		108,001
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	25,600	24,588
Aboitiz Power Corp.	22,200	15,439
Ayala Land, Inc.	55,700	21,112
Banco de Oro Universal Bank	8,720	11,515
Bank of the Philippine Islands (BPI)	15,070	20,678
Globe Telecom, Inc.	490	10,447
Jollibee Food Corp.	4,820	10,243
Manila Electric Co.	4,930	27,983
Metropolitan Bank & Trust Co.	5,450	9,133
Philippine Long Distance Telephone Co.	475	26,497
SM Investments Corp.	2,030	26,521
SM Prime Holdings, Inc.	41,100	12,532
Yala Corp.	1,730	12,433
TOTAL PHILIPPINES		229,121
Poland - 1.4%
Bank Handlowy w Warszawie SA	347	8,183
Bank Polska Kasa Opieki SA	1,014	47,187
BRE Bank SA (a)	107	9,239
ENEA SA	1,706	10,192
Getin Holding SA (a)	3,208	8,644
Globe Trade Centre SA (a)	614	2,201
ING Bank Slaski SA	35	8,518
KGHM Polska Miedz SA (Bearer)	1,575	76,512
Polish Oil & Gas Co.	14,934	18,642
Polska Grupa Energetyczna SA	5,881	36,243
Polski Koncern Naftowy Orlen SA (a)	3,338	41,405
Powszechna Kasa Oszczednosci Bank SA	6,251	71,347
Powszechny Zaklad Ubezpieczen SA	675	71,630
Common Stocks - continued
	Shares	Value
Poland - continued
Tauron Polska Energia SA	14,829	$ 25,831
Telekomunikacja Polska SA	7,249	38,520
TVN SA	1,533	6,136
TOTAL POLAND		480,430
Russia - 6.8%
Aeroflot - Russian Airlines (a)	3,163	5,912
Federal Grid Co. Unified Energy System JSC (a)	2,660,000	24,841
Gazprom OAO sponsored ADR (Reg. S)	49,490	577,548
Inter Rao Ues JSC (a)	11,100,000	13,820
Interregional Distribution Grid Companies Holding JSC (a)	167,181	15,634
Interregional Distribution Grid Companies Holding JSC rights (a)	12,162	0
Lukoil Oil Co. sponsored ADR (United Kingdom)	6,659	387,554
Magnitogorsk Iron & Steel Works OJSC unit	1,114	6,901
Mobile TeleSystems OJSC sponsored ADR	5,114	73,079
Mosenergo AO (a)	136,037	8,695
Norilsk Nickel OJSC ADR	9,060	177,304
NOVATEK OAO GDR	964	135,346
Novolipetsk Steel OJSC GDR (Reg. S)	610	16,604
OGK-4 OJSC (a)	188,873	14,933
PIK Group GDR (Reg. S) unit (a)	500	1,485
Polymetal JSC GDR (Reg. S) (a)	1,160	18,920
Raspadskaya OAO (a)	2,560	8,499
Rosneft Oil Co. OJSC GDR (Reg. S)	19,880	141,446
Rostelecom sponsored ADR	2,567	78,550
RusHydro JSC sponsored ADR	17,470	65,862
Sberbank of Russia	39,030	105,909
Sberbank of Russia sponsored ADR	12,300	134,070
Severstal JSC GDR (Reg. S)	1,970	28,939
Surgutneftegaz JSC sponsored ADR	7,340	63,234
Tatneft OAO sponsored ADR	2,933	87,081
TGK-1 OAO (a)	6,416,533	2,323
TMK OAO GDR (Reg. S)	778	10,036
Uralkali JSC GDR (Reg. S)	1,750	75,950
VTB Bank JSC unit	12,445	59,885
TOTAL RUSSIA		2,340,360
South Africa - 9.8%
Absa Group Ltd.	3,312	59,594
Adcock Ingram Holdings Ltd.	1,851	14,227
Aeci Ltd.	1,710	16,378
African Bank Investments Ltd.	7,608	33,015
Common Stocks - continued
	Shares	Value
South Africa - continued
African Oxygen Ltd.	1,935	$ 4,047
African Rainbow Minerals Ltd.	924	21,355
Allied Technologies Ltd.	1,005	6,672
Anglo Platinum Ltd.	816	59,064
AngloGold Ashanti Ltd.	3,985	180,099
ArcelorMittal South Africa Ltd.	2,264	19,242
Aspen Pharmacare Holdings Ltd.	3,389	40,674
Aveng Ltd.	4,632	21,653
AVI Ltd.	4,571	20,504
Barloworld Ltd.	2,592	21,752
Bidvest Group Ltd.	3,290	65,540
Capital Property Fund	16,437	18,433
Capitec Bank Holdings Ltd.	326	7,476
Clicks Group Ltd.	2,469	12,957
Discovery Holdings Ltd.	3,754	19,630
Exxaro Resources Ltd.	1,216	27,503
FirstRand Ltd.	42,154	104,850
Foschini Ltd.	2,486	31,368
Fountainhead Property Trust	16,941	14,964
Gold Fields Ltd.	7,549	130,844
Grindrod Ltd.	3,844	7,265
Growthpoint Properties Ltd.	17,141	39,849
Harmony Gold Mining Co. Ltd.	4,526	59,172
Illovo Sugar Ltd.	2,884	9,630
Impala Platinum Holdings Ltd.	6,562	151,691
Imperial Holdings Ltd.	2,175	32,202
Investec Ltd.	2,548	15,648
JD Group Ltd.	1,974	11,044
JSE Ltd.	806	7,138
Kumba Iron Ore Ltd.	949	56,439
Lewis Group Ltd.	1,093	10,329
Liberty Holdings Ltd.	1,753	18,020
Life Healthcare Group Holdings Ltd.	9,273	22,562
Massmart Holdings Ltd.	1,192	23,851
Mediclinic International Ltd.	4,188	18,338
Mmi Holdings Ltd.	15,862	34,077
Mondi Ltd.	1,249	9,757
Mpact Ltd. (a)	2,600	4,505
Mr Price Group Ltd.	2,625	25,270
MTN Group Ltd.	19,667	343,267
Murray & Roberts Holdings Ltd.	3,292	10,038
Nampak Ltd.	8,033	22,066
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	4,142	$ 198,319
Nedbank Group Ltd.	2,394	42,533
Netcare Ltd.	15,840	27,743
Northam Platinum Ltd.	2,828	10,957
Pick 'n Pay Stores Ltd.	2,396	12,001
Pick'n Pay Holdings Ltd.	3,712	7,717
Pretoria Portland Cement Co. Ltd.	6,472	19,621
Remgro Ltd.	4,820	73,184
Reunert Ltd.	2,498	19,798
RMB Holdings Ltd.	10,656	33,634
Royal Bafokeng Holdings (Pty) Ltd.	982	6,929
Sanlam Ltd.	20,971	78,348
Santam Ltd.	494	8,890
Sappi Ltd. (a)	6,256	18,367
Sasol Ltd.	6,669	299,893
Shoprite Holdings Ltd.	5,617	82,320
Spar Group Ltd.	1,941	23,724
Standard Bank Group Ltd.	15,874	195,617
Steinhoff International Holdings Ltd.	16,571	49,694
Sun International Ltd.	1,040	11,173
Telkom SA Ltd.	5,317	20,528
Tiger Brands Ltd.	1,556	44,841
Tongaat Hulett Ltd.	1,517	17,681
Truworths International Ltd.	4,585	46,334
Vodacom Group (Pty) Ltd.	4,810	54,486
Wilson Bayly Holmes-Ovcon Ltd.	639	8,736
Woolworths Holdings Ltd.	8,530	43,412
TOTAL SOUTH AFRICA		3,340,479
Taiwan - 12.5%
Acer, Inc.	28,000	31,971
Advanced Semiconductor Engineering, Inc.	69,000	60,973
Advantech Co. Ltd.	4,000	10,886
Asia Cement Corp.	26,000	31,318
ASUSTeK Computer, Inc.	8,000	55,617
AU Optronics Corp.	79,000	34,050
Capital Securities Corp.	22,195	8,525
Catcher Technology Co. Ltd.	8,000	44,572
Cathay Financial Holding Co. Ltd.	80,000	95,403
Cathay Real Estate Development Co. Ltd.	14,000	5,710
Chang Hwa Commercial Bank	40,000	25,745
Cheng Shin Rubber Industry Co. Ltd.	18,000	41,057
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cheng Uei Precision Industries Co. Ltd.	3,000	$ 6,741
Chicony Electronics Co. Ltd.	6,000	10,026
Chimei Innolux Corp. (a)	69,000	27,716
China Airlines Ltd.	20,000	10,063
China Development Finance Holding Corp.	114,000	36,075
China Motor Co. Ltd.	4,000	3,824
China Steel Corp.	118,000	117,399
Chinatrust Financial Holding Co. Ltd.	110,102	72,161
Chunghwa Picture Tubes, Ltd. (a)	22,000	1,339
Chunghwa Telecom Co. Ltd.	41,000	137,171
CMC Magnetics Corp. (a)	30,000	5,965
Compal Communications, Inc.	2,000	2,857
Compal Electronics, Inc.	46,000	42,218
Coretronic Corp.	8,000	6,018
D-Link Corp.	8,000	6,433
Delta Electronics, Inc.	24,000	56,430
E.Sun Financial Holdings Co. Ltd.	29,000	14,453
Epistar Corp.	8,000	14,812
Eternal Chemical Co. Ltd.	11,000	9,031
EVA Airways Corp.	16,900	12,226
Evergreen Marine Corp. (Taiwan)	17,000	9,321
Far Eastern International Bank	16,000	6,659
Far Eastern Textile Ltd.	38,000	44,677
Far EasTone Telecommunications Co. Ltd.	19,000	31,158
Faraday Technology Corp.	2,000	1,809
Feng Hsin Iron & Steel Co.	6,000	10,090
First Financial Holding Co. Ltd.	58,000	38,500
Formosa Chemicals & Fibre Corp.	45,000	130,233
Formosa Petrochemical Corp.	20,000	62,899
Formosa Plastics Corp.	65,000	191,171
Formosa Taffeta Co. Ltd.	13,000	12,011
Foxconn Technology Co. Ltd.	12,000	41,824
Fubon Financial Holding Co. Ltd.	70,000	82,071
Giant Manufacturing Co. Ltd.	3,000	11,609
HannStar Display Corp. (a)	29,000	1,669
Hon Hai Precision Industry Co. Ltd. (Foxconn)	110,000	301,552
HTC Corp.	9,000	202,262
Hua Nan Financial Holdings Co. Ltd.	52,000	33,876
Inotera Memories, Inc. (a)	13,000	1,921
Inventec Corp.	42,000	15,094
KGI Securities Co. Ltd.	32,000	13,421
Largan Precision Co. Ltd.	1,000	22,356
Common Stocks - continued
	Shares	Value
Taiwan - continued
LITE-ON IT Corp.	6,000	$ 5,610
Lite-On Technology Corp.	26,000	24,535
Macronix International Co. Ltd.	33,000	12,470
MediaTek, Inc.	12,000	125,931
Mega Financial Holding Co. Ltd.	88,000	67,645
Micro-Star International Co. Ltd.	10,000	4,458
Mitac International Corp.	14,000	4,982
Nan Ya Plastics Corp.	83,000	186,719
Nan Ya Printed Circuit Board Corp.	3,000	8,729
Nanya Technology Corp. (a)	12,000	1,183
Novatek Microelectronics Corp.	5,000	12,257
Oriental Union Chemical Corp.	6,000	7,835
Pegatron Corp.	18,000	19,441
Pou Chen Corp.	32,000	24,599
Powerchip Technology Corp. (a)	31,000	1,271
President Chain Store Corp.	8,000	44,486
President Securities Corp.	9,000	4,605
Qisda Corp.	7,000	1,913
Quanta Computer, Inc.	30,000	59,035
Realtek Semiconductor Corp.	5,000	8,329
Ritek Corp. (a)	30,000	5,753
Shin Kong Financial Holding Co. Ltd. (a)	63,000	19,622
Siliconware Precision Industries Co. Ltd.	32,000	32,850
Sinopac Holdings Co.	75,000	24,281
Synnex Technology International Corp.	16,000	39,220
Taishin Financial Holdings Co. Ltd.	65,000	27,522
Taiwan Business Bank	28,000	9,144
Taiwan Cement Corp.	38,000	47,457
Taiwan Cooperative Bank	49,000	32,159
Taiwan Fertilizer Co. Ltd.	8,000	20,620
Taiwan Glass Industry Corp.	19,000	23,377
Taiwan Mobile Co. Ltd.	18,900	54,158
Taiwan Secom Co.	6,000	10,826
Taiwan Semiconductor Manufacturing Co. Ltd.	242,000	589,724
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,200	65,624
Tatung Co. Ltd. (a)	28,000	9,858
TECO Electric & Machinery Co. Ltd.	19,000	11,085
Ton Yi Industrial Corp.	13,000	6,616
Transcend Information, Inc.	2,000	4,670
U-Ming Marine Transport Corp.	5,000	7,884
Unified-President Enterprises Corp.	49,000	67,383
Unimicron Technology Corp.	17,000	22,074
Common Stocks - continued
	Shares	Value
Taiwan - continued
United Microelectronics Corp.	136,000	$ 59,714
Vanguard International Semiconductor Corp.	5,000	1,781
Walsin Lihwa Corp.	36,000	12,076
Wan Hai Lines Ltd.	14,000	7,267
Waterland Financial Holdings Co. Ltd. (a)	23,144	8,497
Winbond Electronics Corp. (a)	30,000	5,603
Wistron Corp.	22,000	25,461
Yageo Corp.	19,000	5,723
Yang Ming Marine Transport Corp.	16,900	6,964
Yuanta Financial Holding Co. Ltd.	102,570	58,470
Yuen Foong Yu Paper Manufacturing Co.	21,000	8,536
Yulon Motor Co. Ltd.	12,000	25,249
TOTAL TAIWAN		4,288,249
Thailand - 2.0%
Advanced Info Service PCL	1,300	5,485
Advanced Info Service PCL (For. Reg.)	11,400	47,895
Airports of Thailand PCL (For. Reg.)	6,400	7,881
Bangkok Bank Public Co. Ltd. (For. Reg.)	4,500	22,827
Bank of Ayudhya PCL	23,400	15,071
Banpu PCL	150	3,037
Banpu PCL (For. Reg.)	1,100	22,330
BEC World PCL (For. Reg.)	8,700	10,503
C.P. Seven Eleven PCL	2,600	3,949
C.P. Seven Eleven PCL (For. Reg.)	21,000	31,775
Central Pattana PCL	4,200	4,413
Central Pattana PCL (For. Reg.)	8,900	9,312
Charoen Pokphand Foods PCL	3,400	3,322
Charoen Pokphand Foods PCL (For. Reg.)	29,900	29,119
Delta Electronics PCL (For. Reg.)	6,100	3,653
Electricity Generating PCL (For. Reg.)	2,400	6,490
Indorama Ventures PCL (For. Reg.)	14,000	16,113
IRPC Public Co. Ltd. (For. Reg.)	92,300	11,411
Kasikornbank PCL (For. Reg.)	11,500	46,489
Krung Thai Bank PCL	3,200	1,568
Krung Thai Bank PCL (For. Reg.)	15,700	7,683
Land & House PCL (For. Reg.)	30,700	5,662
PTT Exploration and Production PCL	1,400	7,278
PTT Exploration and Production PCL (For. Reg.)	13,000	67,382
PTT Global Chemical PCL (a)	6,000	12,652
PTT Global Chemical PCL (For. Reg.) (a)	11,539	24,332
PTT PCL	900	8,882
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	8,100	$ 79,796
Ratchaburi Electric Generating Holding PCL	4,700	6,242
Siam Cement PCL (For. Reg.)	3,100	37,168
Siam City Cement PCL	400	3,045
Siam City Cement PCL (For. Reg.)	700	5,296
Siam Commercial Bank PCL	1,700	6,431
Siam Commercial Bank PCL (For. Reg.)	13,600	51,446
Siam Makro PCL (For. Reg.)	1,600	10,714
Thai Airways International PCL (For. Reg.)	3,700	2,311
Thai Oil PCL (For. Reg.)	7,700	14,440
Thai Union Frozen Products PCL (For. Reg.)	6,600	11,261
TMB PCL (For. Reg.)	276,100	12,178
Total Access Communication PCL	7,000	16,750
TOTAL THAILAND		693,592
Turkey - 1.4%
Akbank T.A.S.	11,863	43,339
Anadolu Efes Biracilik ve Malt Sanayii AS	2,555	31,066
Arcelik AS	2,422	9,314
Asya Katilim Bankasi AS (a)	10,029	10,776
Bim Birlesik Magazalar AS JSC	867	26,477
Coca-Cola Icecek AS	806	10,940
Dogan Sirketler Grubu Holding AS (a)	5,394	1,983
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,981	10,787
Enka Insaat ve Sanayi AS	5,618	14,551
Eregli Demir ve Celik Fabrikalari T.A.S.	10,461	21,653
Ford Otomotiv Sanayi AS	390	2,845
Haci Omer Sabanci Holding AS	3,941	13,506
Koc Holding AS	10,456	37,371
Tofas Turk Otomobil Fabrikasi AS	1,665	6,441
Tupras-Turkiye Petrol Rafinerileri AS	1,157	26,173
Turk Hava Yollari AO	10,745	15,556
Turk Sise ve Cam Fabrikalari AS	4,571	8,763
Turk Telekomunikasyon AS	6,306	26,747
Turkcell Iletisim Hizmet AS	3,932	19,363
Turkiye Garanti Bankasi AS	12,387	43,713
Turkiye Halk Bankasi AS	3,951	24,355
Turkiye Is Bankasi AS Series C	13,710	32,022
Turkiye Vakiflar Bankasi Tao	6,604	11,279
Yapi ve Kredi Bankasi AS (a)	7,587	14,245
TOTAL TURKEY		463,265
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.2%
Air Arabia PJSC (a)	46,460	$ 8,007
DP World Ltd.	2,624	28,733
Dubai Financial Market PJSC (a)	29,430	8,253
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	9,090
Emaar Properties (a)	36,671	27,755
TOTAL UNITED ARAB EMIRATES		81,838
TOTAL COMMON STOCKS (Cost $30,325,955)		30,646,997
Investment Companies - 1.2%

PowerShares India Portfolio ETF (Cost $388,162)	21,000	416,640
Government Obligations - 1.7%
Principal Amount
United States of America - 1.7%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 3/8/12 to 5/31/12 (c) (Cost $599,903)	$ 600,000	599,862
Money Market Funds - 13.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $4,445,276)	4,445,276	4,445,276
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $35,759,296)		36,108,775
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(1,862,549)
NET ASSETS - 100%		$ 34,246,226
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
112 SGX S&P CNX Nifty Index Contracts (Singapore)	Nov. 2011	$ 1,197,728	$ 37,924

The face value of futures purchased as a percentage of net assets is 3.5%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 1,827,524	$ 140,723
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,904.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 566
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 6,526,762	$ 6,526,762	$ -	$ -
Taiwan	4,288,249	65,624	4,222,625	-
China	3,903,671	-	3,901,926	1,745
South Africa	3,340,479	2,670,471	670,008	-
Russia	2,340,360	2,340,360	-	-
Mexico	1,895,873	1,895,873	-	-
Malaysia	1,610,455	-	1,610,455	-
Hong Kong	1,550,183	92,908	1,457,275	-
Indonesia	1,138,649	-	1,138,649	-
Other	4,052,316	3,111,488	940,828	-
Investment Companies	416,640	416,640	-	-
Government Obligations	599,862	-	599,862	-
Money Market Funds	4,445,276	4,445,276	-	-
Total Investments in Securities:	$ 36,108,775	$ 21,565,402	$ 14,541,628	$ 1,745
Derivative Instruments:
Assets
Futures Contracts	$ 37,924	$ 37,924	$ -	$ -
Swap Agreements	140,723	-	140,723	-
Total Assets	$ 178,647	$ 37,924	$ 140,723	$ -
Total Derivative Instruments:	$ 178,647	$ 37,924	$ 140,723	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(91)
Cost of Purchases	1,836
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,745
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (91)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 37,924	$ -
Swap Agreements (b)	140,723	-
Total Value of Derivatives	$ 178,647	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,314,020)	$ 31,663,499
Fidelity Central Funds (cost $4,445,276)	4,445,276
Total Investments (cost $35,759,296)		$ 36,108,775
Foreign currency held at value (cost $672,823)		677,248
Receivable for investments sold		39,959
Receivable for fund shares sold		92,937
Dividends receivable		14,299
Distributions receivable from Fidelity Central Funds		349
Swap agreements, at value		140,723
Receivable from investment adviser for expense reductions		3,210
Total assets		37,077,500

Liabilities
Payable for investments purchased	$ 2,792,301
Payable for fund shares redeemed	8,771
Accrued management fee	6,012
Payable for daily variation margin on futures contracts	8,555
Other affiliated payables	3,050
Other payables and accrued expenses	12,585
Total liabilities		2,831,274

Net Assets		$ 34,246,226
Net Assets consist of:
Paid in capital		$ 33,777,627
Accumulated net investment loss		(13,858)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		546,286
Net Assets		$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($14,187,791 ÷ 1,487,390 shares)	$ 9.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,517,014 ÷ 1,102,387 shares)	$ 9.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,770,603 ÷ 500,001 shares)	$ 9.54

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,770,818 ÷ 500,001 shares)	$ 9.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period September 8, 2011 (commencement of operations) to October 31, 2011

Investment Income
Dividends		$ 81,130
Interest		147
Income from Fidelity Central Funds		566
Income before foreign taxes withheld		81,843
Less foreign taxes withheld		(4,969)
Total income		76,874

Expenses
Management fee	$ 9,175
Transfer agent fees	4,164
Independent trustees' compensation	5
Total expenses before reductions	13,344
Expense reductions	(4,870)	8,474
Net investment income (loss)		68,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(216)
Foreign currency transactions	(157,592)
Futures contracts	189,916
Swap agreements	(178,195)
Total net realized gain (loss)		(146,087)
Change in net unrealized appreciation (depreciation) on: Investment securities	349,479
Assets and liabilities in foreign currencies	18,160
Futures contracts	37,924
Swap agreements	140,723
Total change in net unrealized appreciation (depreciation)		546,286
Net gain (loss)		400,199
Net increase (decrease) in net assets resulting from operations		$ 468,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,400
Net realized gain (loss)	(146,087)
Change in net unrealized appreciation (depreciation)	546,286
Net increase (decrease) in net assets resulting from operations	468,599
Share transactions - net increase (decrease)	33,777,627
Total increase (decrease) in net assets	34,246,226

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $13,858)	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.48) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.46% A
Expenses net of fee waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,188
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.48) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.22% A
Expenses net of all reductions	.22% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,517
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(.49) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.28% A
Expenses net of fee waivers, if any	.15% A
Expenses net of all reductions	.15% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,771
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(.49) G
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total Return B,C	(4.60)%
Ratios to Average Net Assets E,I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,771
Portfolio turnover rate F	-% J,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
Nestle SA (Switzerland, Food Products)	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
8.9
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	22.5
Materials	11.5
Energy	11.1
Industrials	9.1
Consumer Staples	9.1
Consumer Discretionary	8.3
Telecommunication Services	6.3
Health Care	5.9
Information Technology	5.5
Utilities	3.6
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United Kingdom 14.1%
Japan 13.4%
Canada 7.8%
France 5.8%
Australia 5.8%
Switzerland 5.4%
Germany 5.3%
Brazil 3.4%
Korea (South) 3.3%
Other 35.7%

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 5.8%
AGL Energy Ltd.	1,041	$ 15,686
Alumina Ltd.	4,576	6,971
Amcor Ltd.	2,694	19,712
AMP Ltd.	6,226	27,759
Asciano Ltd. unit	7,483	11,964
ASX Ltd.	424	13,615
Australia & New Zealand Banking Group Ltd.	5,826	131,659
Bendigo & Adelaide Bank Ltd.	676	6,676
BHP Billiton Ltd.	7,209	282,220
BlueScope Steel Ltd.	3,245	2,839
Boral Ltd.	1,333	5,442
Brambles Ltd.	3,236	22,372
Caltex Australia Ltd.	247	3,431
CFS Retail Property Trust	5,184	9,883
Coca-Cola Amatil Ltd.	1,288	16,628
Cochlear Ltd.	106	6,509
Commonwealth Bank of Australia	3,498	179,710
Computershare Ltd.	822	6,497
Crown Ltd.	1,242	10,467
CSL Ltd.	1,189	35,815
DEXUS Property Group unit	12,851	11,433
Echo Entertainment Group Ltd. (a)	1,264	4,907
Fortescue Metals Group Ltd.	2,743	13,779
Fosters Group Ltd.	4,170	23,324
Goodman Group unit	18,323	11,908
Harvey Norman Holdings Ltd.	1,286	2,913
Iluka Resources Ltd.	995	16,543
Incitec Pivot Ltd.	3,996	14,475
Insurance Australia Group Ltd.	4,765	15,711
John Fairfax Holdings Ltd.	3,967	3,847
Leighton Holdings Ltd.	278	6,316
Lend Lease Group unit	1,425	11,595
Lynas Corp. Ltd. (a)	3,199	3,959
MacArthur Coal Ltd.	311	5,274
Macquarie Group Ltd.	756	19,466
MAp Group unit	845	3,015
Metcash Ltd.	1,424	6,232
Mirvac Group unit	8,873	11,620
National Australia Bank Ltd.	4,860	129,820
Newcrest Mining Ltd.	1,688	59,663
OneSteel Ltd.	2,312	2,941
Orica Ltd.	813	22,023
Common Stocks - continued
	Shares	Value
Australia - continued
Origin Energy Ltd.	2,415	$ 36,396
OZ Minerals Ltd.	607	7,290
Paladin Energy Ltd. (Australia) (a)	1,267	1,935
Qantas Airways Ltd. (a)	2,104	3,519
QBE Insurance Group Ltd.	2,462	37,901
QR National Ltd.	4,151	14,343
Ramsay Health Care Ltd.	244	4,797
Rio Tinto Ltd.	974	69,934
Santos Ltd.	1,874	25,312
Sims Metal Management Ltd.	299	4,313
Sonic Healthcare Ltd.	974	11,256
SP AusNet unit	2,877	3,000
Stockland Corp. Ltd. unit	5,356	17,688
Suncorp-Metway Ltd.	2,750	24,683
Tabcorp Holdings Ltd.	1,229	3,779
Tattersall's Ltd.	2,425	5,900
Telstra Corp. Ltd.	10,040	32,602
The GPT Group unit	4,297	14,183
Toll Holdings Ltd.	1,226	6,193
Transurban Group unit	2,922	16,030
Wesfarmers Ltd.	2,199	74,616
Wesfarmers Ltd. (price protected shares)	394	13,501
Westfield Group unit	4,699	37,832
Westfield Retail Trust unit	6,519	17,375
Westpac Banking Corp.	6,744	156,518
Woodside Petroleum Ltd.	1,445	55,027
Woolworths Ltd.	2,729	68,226
WorleyParsons Ltd.	477	13,846
TOTAL AUSTRALIA		1,994,614
Austria - 0.2%
Erste Bank AG	502	10,838
IMMOFINANZ Immobilien Anlagen AG	2,728	9,012
OMV AG	399	13,956
Osterreichische Elektrizitatswirtschafts AG	128	3,726
Raiffeisen International Bank-Holding AG	92	2,585
Telekom Austria AG	614	6,993
Vienna Insurance Group AG Wien	73	3,068
Voestalpine AG	282	9,757
TOTAL AUSTRIA		59,935
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	3,460	$ 15,302
Bailiwick of Jersey - 0.5%
Experian PLC	2,134	27,816
Glencore International PLC	2,084	14,680
Petrofac Ltd.	637	14,711
Randgold Resources Ltd.	203	22,206
Shire PLC	1,249	39,208
Wolseley PLC	642	18,564
WPP PLC	2,969	30,738
TOTAL BAILIWICK OF JERSEY		167,923
Belgium - 0.6%
Ageas	5,753	11,624
Anheuser-Busch InBev SA NV	1,765	97,894
Bekaert SA	71	3,175
Belgacom SA	383	11,618
Colruyt NV	142	5,856
Delhaize Group SA	234	15,330
Dexia SA (a)	1,211	955
Groupe Bruxelles Lambert SA	188	14,528
KBC Groupe SA	451	10,130
Mobistar SA	54	3,084
Solvay SA Class A	143	14,658
UCB SA	262	11,566
Umicore SA	214	9,215
TOTAL BELGIUM		209,633
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	4,000	4,288
Cheung Kong Infrastructure Holdings Ltd.	1,000	5,357
China Yurun Food Group Ltd.	3,000	5,207
CNPC (Hong Kong) Ltd.	4,000	5,603
Cosco Pacific Ltd.	4,000	5,566
Credicorp Ltd. (NY Shares)	126	13,706
GOME Electrical Appliances Holdings Ltd.	19,000	5,825
Huabao International Holdings Ltd.	4,000	2,541
Li & Fung Ltd.	12,000	23,126
Noble Group Ltd.	10,000	12,206
NWS Holdings Ltd.	4,000	6,066
Orient Overseas International Ltd.	500	2,257
Seadrill Ltd.	714	23,609
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,382
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sinofert Holdings Ltd.	8,000	$ 2,626
Skyworth Digital Holdings Ltd.	4,000	2,114
Yue Yuen Industrial (Holdings) Ltd.	1,500	4,272
TOTAL BERMUDA		127,751
Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	200	2,850
All America Latina Logistica SA	800	3,983
Amil Participacoes SA	300	3,035
Anhanguera Educacional Participacoes SA	200	2,941
Banco Bradesco SA (PN)	4,200	75,943
Banco do Brasil SA	1,300	19,608
Banco do Estado do Rio Grande do Sul SA	300	3,162
Banco Santander SA (Brasil) unit	1,600	14,396
BM&F Bovespa SA	4,200	25,070
BR Malls Participacoes SA	800	8,642
Bradespar SA (PN)	500	10,191
Brasil Foods SA	1,400	29,146
Brasil Telecom SA (PN)	500	3,442
Braskem SA (PN-A)	300	2,673
Brookfield Incorporacoes SA	600	2,306
Centrais Eletricas Brasileiras SA (Electrobras)	500	5,005
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	600	8,270
Cetip SA	400	5,521
Cia.Hering SA	400	8,933
Cielo SA	500	13,248
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	200	7,629
Companhia de Bebidas das Americas (AmBev) (PN)	1,700	56,776
Companhia de Concessoes Rodoviarias	500	13,758
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300	8,229
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,865
Companhia Energetica de Minas Gerais (CEMIG) (PN)	900	15,042
Companhia Energetica de Sao Paulo Series A	300	5,110
Companhia Paranaense de Energia-Copel (PN-B)	200	4,001
Companhia Siderurgica Nacional SA (CSN)	1,800	16,677
Cosan SA Industria e Comercio	200	3,121
CPFL Energia SA	400	5,118
Cyrela Brazil Realty SA	600	5,245
Diagnosticos da America SA	400	3,180
Duratex SA	500	2,708
Ecorodovias Infraestrutura e Logistica SA	300	2,271
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	200	$ 3,587
Embraer SA	1,500	10,351
Energias do Brasil SA	200	4,309
Fertilizantes Fosfatados SA (PN)	200	2,822
Fibria Celulose SA	400	3,562
Gafisa SA	800	2,968
Gerdau SA (PN)	2,000	17,994
Gol Linhas Aereas Inteligentes SA (PN)	400	3,147
HRT Participacoes em Petroleo SA GDR (a)	900	4,469
Hypermarcas SA	500	2,690
Itau Unibanco Banco Multiplo SA	5,100	97,207
Itausa-Investimentos Itau SA (PN)	5,000	31,301
JBS SA (a)	1,400	4,207
Klabin SA (PN) (non-vtg.)	900	3,312
Localiza Rent A Car SA	200	3,022
Lojas Americanas SA (PN)	600	5,276
Lojas Renner SA	300	9,095
Marfrig Alimentos SA	500	2,169
Metalurgica Gerdau SA (PN)	500	5,666
MMX Mineracao e Metalicos SA (a)	600	2,624
MRV Engenharia e Participacoes SA	500	3,523
Multiplan Empreendimentos Imobiliarios SA	100	2,022
Natura Cosmeticos SA	500	9,725
Odontoprev SA	200	3,147
OGX Petroleo e Gas Participacoes SA (a)	2,800	23,154
PDG Realty SA Empreendimentos e Participacoes	2,900	12,784
Petroleo Brasileiro SA - Petrobras:
(ON)	6,700	90,051
(PN) (non-vtg.)	9,300	115,465
Porto Seguro SA	200	2,143
Redecard SA	800	13,440
Rossi Residencial SA	400	2,527
Souza Cruz Industria Comerico	1,000	12,264
Sul America SA unit	300	2,409
Suzano Papel e Celulose SA	500	2,446
TAM SA (PN) (ltd. vtg.)	200	3,994
Tele Norte Leste Participacoes SA	200	2,446
Tele Norte Leste Participacoes SA (PN)	500	5,393
Telefonica Brasil SA	700	20,362
Telemar Norte Leste SA (PN-A)	100	2,734
TIM Participacoes SA	2,100	10,860
Totvs SA	200	3,319
Common Stocks - continued
	Shares	Value
Brazil - continued
Tractebel Energia SA	400	$ 6,406
Ultrapar Participacoes SA	800	14,256
Usinas Siderurgicas de Minas Gerais SA - Usiminas	300	4,306
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,300	8,933
Vale SA	2,900	73,817
Vale SA (PN-A)	4,400	104,542
TOTAL BRAZIL		1,176,341
Canada - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	356	15,442
Agrium, Inc.	370	30,503
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	231	6,952
ARC Resources Ltd.	665	16,911
Athabasca Oil Sands Corp. (a)	562	7,290
Bank of Montreal	1,421	83,947
Bank of Nova Scotia	2,411	127,050
Barrick Gold Corp.	2,208	108,999
Baytex Energy Corp.	278	14,694
BCE, Inc.	582	23,067
Bell Aliant, Inc.	134	3,772
Bombardier, Inc. Class B (sub. vtg.)	3,492	14,433
Bonavista Energy Corp.	267	6,873
Brookfield Asset Management, Inc. Class A	1,160	33,560
Brookfield Properties Corp.	689	11,308
CAE, Inc.	468	4,991
Cameco Corp.	898	19,269
Canadian Imperial Bank of Commerce	881	66,372
Canadian National Railway Co.	990	77,543
Canadian Natural Resources Ltd.	2,454	86,555
Canadian Oil Sands Ltd.	1,029	23,845
Canadian Pacific	370	22,868
Canadian Tire Ltd. Class A (non-vtg.)	200	11,954
Canadian Utilities Ltd. Class A (non-vtg.)	215	12,995
Cenovus Energy, Inc.	1,670	57,194
Centerra Gold, Inc.	308	6,105
CGI Group, Inc. Class A (sub. vtg.) (a)	596	12,197
CI Financial Corp.	289	5,798
Crescent Point Energy Corp.	526	22,463
Eldorado Gold Corp.	1,163	21,852
Empire Co. Ltd. Class A (non-vtg.)	52	3,178
Enbridge, Inc.	1,624	56,254
Common Stocks - continued
	Shares	Value
Canada - continued
Encana Corp.	1,651	$ 35,807
Enerplus Corp.	453	12,597
Fairfax Financial Holdings Ltd. (sub. vtg.)	44	18,391
Finning International, Inc.	466	10,892
First Quantum Minerals Ltd.	1,017	21,333
Fortis, Inc.	456	15,416
Franco-Nevada Corp.	319	12,637
George Weston Ltd.	97	6,723
Gildan Activewear, Inc.	215	5,547
Goldcorp, Inc.	1,758	85,532
Great-West Lifeco, Inc.	691	15,382
Husky Energy, Inc.	635	16,301
IAMGOLD Corp.	870	18,703
IGM Financial, Inc.	292	12,607
Imperial Oil Ltd.	631	26,130
Industrial Alliance Life Insurance Co.	155	5,043
Inmet Mining Corp.	98	5,849
Intact Financial Corp.	261	14,563
Ivanhoe Mines Ltd. (a)	684	13,998
Kinross Gold Corp.	2,523	35,965
Loblaw Companies Ltd.	295	11,290
Magna International, Inc. Class A (sub. vtg.)	492	18,770
Manulife Financial Corp.	3,943	52,054
MEG Energy Corp. (a)	309	13,937
Metro, Inc. Class A (sub. vtg.)	258	12,641
National Bank of Canada	343	24,478
New Gold, Inc. (a)	1,086	13,454
Nexen, Inc.	1,127	19,140
Niko Resources Ltd.	86	4,730
Onex Corp. (sub. vtg.)	269	8,919
Open Text Corp. (a)	106	6,488
Osisko Mining Corp. (a)	643	7,753
Pacific Rubiales Energy Corp.	608	14,175
Pan American Silver Corp.	190	5,312
Pengrowth Energy Corp.	612	6,385
Penn West Petroleum Ltd.	1,069	19,099
PetroBakken Energy Ltd. Class A	235	2,141
Potash Corp. of Saskatchewan, Inc.	1,897	89,783
Power Corp. of Canada (sub. vtg.)	787	19,816
Power Financial Corp.	591	15,948
Precision Drilling Corp. (a)	443	5,137
Progress Energy Resources Corp.	345	4,883
Common Stocks - continued
	Shares	Value
Canada - continued
Research In Motion Ltd. (a)	1,117	$ 22,563
RioCan (REIT)	241	6,114
Ritchie Brothers Auctioneers, Inc.	175	3,483
Rogers Communications, Inc. Class B (non-vtg.)	900	32,818
Royal Bank of Canada	3,197	155,929
Saputo, Inc.	344	14,211
Shaw Communications, Inc. Class B	847	17,155
Shoppers Drug Mart Corp.	477	20,049
Silver Wheaton Corp.	732	25,275
SNC-Lavalin Group, Inc.	335	16,833
Sun Life Financial, Inc.	1,272	32,105
Suncor Energy, Inc.	3,500	111,476
Talisman Energy, Inc.	2,294	32,540
Teck Resources Ltd. Class B (sub. vtg.)	1,276	51,150
TELUS Corp.	106	5,703
TELUS Corp. (non-vtg.)	351	17,933
The Toronto-Dominion Bank	1,983	149,652
Thomson Reuters Corp.	814	24,081
Tim Hortons, Inc.	371	18,298
TMX Group, Inc.	136	5,976
Tourmaline Oil Corp. (a)	324	10,771
TransAlta Corp.	534	11,748
TransCanada Corp.	1,566	66,561
Valeant Pharmaceuticals International, Inc. (Canada)	682	26,928
Vermilion Energy, Inc.	228	10,741
Viterra, Inc.	996	10,251
Yamana Gold, Inc.	1,785	26,645
TOTAL CANADA		2,708,972
Cayman Islands - 0.7%
Agile Property Holdings Ltd.	2,000	1,803
Alibaba.com Ltd.	2,500	2,936
Anta Sports Products Ltd.	2,000	1,829
Belle International Holdings Ltd.	10,000	19,612
China Mengniu Dairy Co. Ltd.	3,000	9,559
China Resources Cement Holdings Ltd.	4,000	3,174
China Resources Land Ltd.	4,000	5,855
China Rongsheng Heavy Industry Group Co. Ltd.	7,000	2,426
China Shanshui Cement Group Ltd.	3,000	2,298
China Zhongwang Holdings Ltd.	6,400	2,117
Country Garden Holdings Co. Ltd.	7,000	2,772
Dongyue Group Co. Ltd.	4,000	3,097
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Enn Energy Holdings Ltd.	2,000	$ 7,227
Evergrande Real Estate Group Ltd.	10,000	4,325
Foxconn International Holdings Ltd. (a)	6,000	4,019
GCL-Poly Energy Holdings Ltd.	13,000	4,196
Geely Automobile Holdings Ltd.	10,000	2,557
Hengan International Group Co. Ltd.	1,500	13,003
Hengdeli Holdings Ltd.	4,000	1,793
Intime Department Store Group Co. Ltd.	2,000	2,870
Kingboard Chemical Holdings Ltd.	1,000	3,416
KWG Property Holding Ltd.	5,000	2,157
Li Ning Co. Ltd.	2,000	1,907
Lifestyle International Holdings Ltd.	1,000	2,677
Longfor Properties Co. Ltd.	2,000	2,563
Lonking Holdings Ltd.	7,000	2,752
MStar Semiconductor, Inc.	1,000	5,795
Renhe Commercial Holdings Co. Ltd.	18,000	2,522
Sands China Ltd. (a)	5,200	15,627
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	2,643
Semiconductor Manufacturing International Corp. (a)	53,000	2,907
Shimao Property Holdings Ltd.	2,500	2,441
Shui On Land Ltd.	7,500	2,327
SOHO China Ltd.	3,500	2,495
Tencent Holdings Ltd.	2,200	50,881
Want Want China Holdings Ltd.	15,000	13,907
Wynn Macau Ltd.	4,000	11,208
TOTAL CAYMAN ISLANDS		225,693
Chile - 0.4%
Banco de Credito e Inversiones	57	3,199
Banco Santander Chile	130,647	10,106
CAP SA	224	8,641
Cencosud SA	1,690	10,796
Colbun SA	12,558	3,432
Compania Cervecerias Unidas SA	251	2,843
Compania de Petroleos de Chile SA (COPEC)	1,033	15,834
CorpBanca SA	188,853	2,732
E-CL SA	1,029	2,835
Empresa Nacional de Electricidad SA	7,754	12,423
Empresa Nacional de Telecomunicaciones SA (ENTEL)	189	3,742
Empresas CMPC SA	2,911	12,121
Enersis SA	33,568	13,627
Gener SA	4,705	2,689
Common Stocks - continued
	Shares	Value
Chile - continued
Lan Airlines SA	257	$ 6,633
SACI Falabella	668	6,272
Sociedad Quimica y Minera de Chile SA (PN-B)	238	14,281
Vina Concha y Toro SA	1,386	2,767
TOTAL CHILE		134,973
China - 2.2%
Agricultural Bank China Ltd. (H Shares)	43,000	19,299
Air China Ltd. (H Shares)	4,000	3,108
Aluminum Corp. of China Ltd. (H Shares)	10,000	5,371
Angang Steel Co. Ltd. (H Shares)	6,000	3,661
Anhui Conch Cement Co. Ltd. (H Shares)	2,500	9,091
AviChina Industry & Technology Co. Ltd.	4,000	1,752
Bank Communications Co. Ltd. (H Shares)	18,000	12,371
Bank of China Ltd. (H Shares)	147,000	52,319
BBMG Corp. (H Shares)	2,500	2,177
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	2,694
BYD Co. Ltd. (H Shares) (a)	1,500	3,614
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,200	3,183
China Bluechemical Ltd. (H shares)	4,000	3,135
China CITIC Bank Corp. Ltd. (H Shares)	20,000	10,745
China Coal Energy Co. Ltd. (H Shares)	8,000	9,964
China Communications Construction Co. Ltd. (H Shares)	8,000	6,034
China Communications Services Corp. Ltd. (H Shares)	6,000	2,767
China Construction Bank Corp. (H Shares)	106,000	77,882
China Cosco Holdings Co. Ltd. (H Shares)	5,000	2,608
China Gas Holdings Ltd.	8,000	2,296
China International Marine Containers (Group) Ltd. (B Shares)	2,100	2,528
China Life Insurance Co. Ltd. (H Shares)	16,000	41,366
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,000	3,322
China Merchants Bank Co. Ltd. (H Shares)	8,500	17,163
China Minsheng Banking Corp. Ltd. (H Shares)	11,000	8,961
China Molybdenum Co. Ltd. (H Shares)	5,000	2,458
China National Building Materials Co. Ltd. (H Shares)	6,000	7,685
China Oilfield Services Ltd. (H Shares)	4,000	6,663
China Pacific Insurance Group Co. Ltd. (H Shares)	4,400	13,502
China Petroleum & Chemical Corp. (H Shares)	36,000	34,046
China Railway Construction Corp. Ltd. (H Shares)	5,500	3,278
China Railway Group Ltd. (H Shares)	10,000	3,320
China Shenhua Energy Co. Ltd. (H Shares)	7,500	34,311
China Ship Container Lines Co. Ltd. (H Shares) (a)	12,000	2,277
Common Stocks - continued
	Shares	Value
China - continued
China Shipping Development Co. Ltd. (H Shares)	4,000	$ 2,828
China Southern Airlines Ltd. (H Shares) (a)	4,000	2,232
China Telecom Corp. Ltd. (H Shares)	32,000	19,757
China Vanke Co. Ltd. (B Shares)	2,200	2,467
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	6,000	2,655
CSG Holding Co. Ltd. (B Shares)	4,100	3,510
CSR Corp. Ltd. (H Shares)	5,000	2,959
Datang International Power Generation Co. Ltd. (H Shares)	14,000	3,590
Dongfang Electric Corp. Ltd. (H Shares)	800	2,459
Dongfeng Motor Group Co. Ltd. (H Shares)	6,000	9,787
Golden Eagle Retail Group Ltd. (H Shares)	1,000	2,513
Great Wall Motor Co. Ltd. (H Shares)	2,000	2,716
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,000	3,991
Guangzhou R F Properties Co. Ltd. (H Shares)	2,400	2,332
Huaneng Power International, Inc. (H Shares)	6,000	2,714
Industrial & Commercial Bank of China Ltd. (H Shares)	134,000	83,678
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,100	6,067
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,448
Jiangxi Copper Co. Ltd. (H Shares)	4,000	9,669
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,170
Nine Dragons Paper (Holdings) Ltd.	4,000	2,723
Parkson Retail Group Ltd.	2,500	3,181
PetroChina Co. Ltd. (H Shares)	46,000	59,717
PICC Property & Casualty Co. Ltd. (H Shares)	6,000	8,321
Ping An Insurance Group Co. China Ltd. (H Shares)	4,000	29,666
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,000	4,157
Shanghai Electric Group Co. Ltd. (H Shares)	6,000	2,640
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,671
Sinopharm Group Co. Ltd. (H Shares)	2,400	6,533
Tingyi (Cayman Islands) Holding Corp.	4,000	11,377
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,170
Weichai Power Co. Ltd. (H Shares)	1,000	5,032
Wumart Stores, Inc. (H Shares)	1,000	2,018
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	9,901
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,500	2,678
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	2,631
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	2,341
Zijin Mining Group Co. Ltd. (H Shares)	10,000	4,256
ZTE Corp. (H Shares)	1,000	2,839
TOTAL CHINA		760,345
Common Stocks - continued
	Shares	Value
Colombia - 0.2%
Almacenes Exito SA	533	$ 6,855
BanColombia SA	649	10,086
BanColombia SA (PN)	731	11,517
Cementos Argos SA	515	2,964
Corp. Financiera Colombiana SA	146	2,749
Corp. Financiera Colombiana SA (RFD) (a)	3	53
Ecopetrol SA	8,955	19,196
Grupo de Inversiones Surameric	577	10,136
Grupo de Inversiones Surameric rights 11/22/11 (a)	147	22
Interconexion Electrica SA	715	4,560
Inversiones Argos SA	529	5,075
TOTAL COLOMBIA		73,213
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	1,636	2,264
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	383	16,197
Komercni Banka A/S	28	5,400
Telefonica Czech Republic A/S	206	4,334
TOTAL CZECH REPUBLIC		25,931
Denmark - 0.6%
A.P. Moller - Maersk A/S:
Series A	1	6,483
Series B	3	20,466
Carlsberg A/S Series B	250	17,018
Coloplast A/S Series B	43	6,282
Danske Bank A/S (a)	1,439	19,939
DSV de Sammensluttede Vognmaend A/S	547	11,059
Novo Nordisk A/S Series B	946	100,449
Novozymes A/S Series B	107	16,030
TDC A/S	688	5,685
Tryg A/S	51	2,853
Vestas Wind Systems A/S (a)	379	5,946
William Demant Holding A/S (a)	44	3,511
TOTAL DENMARK		215,721
Egypt - 0.1%
Commercial International Bank Ltd.	962	4,287
EFG-Hermes Holding SAE	1,302	2,803
Egyptian Kuwaiti Holding	2,478	2,528
Orascom Construction Industries SAE	234	9,507
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE (a)	4,904	$ 2,720
Telecom Egypt SAE	1,138	2,841
TOTAL EGYPT		24,686
Finland - 0.6%
Elisa Corp. (A Shares)	256	5,410
Fortum Corp.	968	23,617
Kesko Oyj	124	4,421
Kone Oyj (B Shares)	344	19,014
Metso Corp.	328	12,773
Neste Oil Oyj	256	3,112
Nokia Corp.	8,239	55,450
Nokian Tyres PLC	293	10,766
Orion Oyj (B Shares)	175	3,650
Outokumpu Oyj (A Shares)	283	2,397
Pohjola Bank PLC (A Shares)	249	2,883
Rautaruukki Oyj (K Shares)	187	2,000
Sampo OYJ (A Shares)	898	24,818
Sanoma-WSOY Oyj	189	2,545
Stora Enso Oyj (R Shares)	1,580	10,054
UPM-Kymmene Corp.	1,238	14,529
Wartsila Corp.	422	12,889
TOTAL FINLAND		210,328
France - 5.8%
Accor SA	377	12,394
Aeroports de Paris	63	4,970
Air France KLM (Reg.) (a)	289	2,203
Air Liquide SA	617	80,050
Alcatel-Lucent SA (a)	5,524	15,274
Alstom SA	453	16,989
Arkema SA	104	7,115
Atos Origin SA	91	4,410
AXA SA	3,851	62,727
BIC SA	54	4,825
BNP Paribas SA	2,127	96,696
Bouygues SA	522	19,620
Bureau Veritas SA	144	11,204
Cap Gemini SA	363	13,925
Carrefour SA	1,329	35,368
Casino Guichard Perrachon et Compagnie	140	13,159
Christian Dior SA	127	17,980
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	277	$ 4,244
Compagnie de St. Gobain	879	40,982
Compagnie Generale de Geophysique SA (a)	272	5,944
Credit Agricole SA	2,274	17,862
Danone	1,287	89,588
Dassault Systemes SA	153	12,910
Edenred	415	11,774
EDF SA	556	16,705
Eiffage SA	74	2,521
Eramet SA	13	2,051
Essilor International SA	460	33,358
Eurazeo SA	55	2,640
Eutelsat Communications	258	10,658
Fonciere Des Regions	52	3,843
France Telecom SA	4,059	72,987
GDF Suez	2,736	77,677
Gecina SA	42	4,161
Groupe Eurotunnel SA	1,348	12,212
ICADE	44	3,959
Iliad SA	35	4,097
Imerys	62	3,556
JC Decaux SA (a)	119	3,189
Klepierre SA	300	9,389
L'Oreal SA	532	58,759
Lafarge SA (Bearer)	449	18,315
Lagardere S.C.A. (Reg.)	217	5,847
Legrand SA	480	17,049
LVMH Moet Hennessy - Louis Vuitton	555	92,360
M6 Metropole Television SA	134	2,303
Michelin CGDE Series B	420	30,620
Natixis SA	1,629	5,221
Neopost SA	62	4,731
Pernod-Ricard SA	440	41,102
Peugeot Citroen SA	418	9,183
PPR SA	161	25,155
Publicis Groupe SA	298	14,449
Renault SA	441	18,581
Safran SA	415	13,594
Sanofi-aventis	2,479	177,371
Schneider Electric SA	1,062	62,683
SCOR SE	445	10,414
Societe Generale Series A	1,410	41,172
Common Stocks - continued
	Shares	Value
France - continued
Sodexo SA	222	$ 16,071
Suez Environnement SA	699	10,975
Technip SA	219	20,827
Television Francaise 1 SA	211	2,852
Thales SA	185	6,548
Total SA	4,744	247,565
Unibail-Rodamco	187	37,395
Vallourec SA	272	16,555
Veolia Environnement	861	12,193
VINCI SA	961	47,478
Vivendi	2,707	60,876
Wendel SA	60	4,481
TOTAL FRANCE		1,997,941
Germany - 5.0%
adidas AG	482	34,126
Allianz AG	1,019	114,522
Axel Springer Verlag	70	2,836
BASF AG	2,044	150,458
Bayer AG	1,844	118,141
Bayerische Motoren Werke AG (BMW)	739	60,401
Beiersdorf AG	246	14,225
Brenntag AG	62	6,264
Celesio AG	171	2,707
Commerzbank AG (a)	7,789	19,219
Continental AG (a)	194	14,549
Daimler AG (Germany)	2,012	103,023
Deutsche Bank AG	2,066	85,438
Deutsche Boerse AG	416	23,028
Deutsche Lufthansa AG	437	5,970
Deutsche Post AG	1,993	30,367
Deutsche Telekom AG	6,255	79,586
E.ON AG	4,021	97,437
Fraport AG Frankfurt Airport Services Worldwide	67	4,242
Fresenius Medical Care AG & Co. KGaA	456	33,222
Fresenius SE	257	25,362
GEA Group AG	441	12,185
Hannover Rueckversicherungs AG	111	5,508
HeidelbergCement AG	338	15,427
Henkel AG & Co. KGaA	312	15,294
Hochtief AG	78	5,698
Infineon Technologies AG	2,434	21,992
Common Stocks - continued
	Shares	Value
Germany - continued
K&S AG	368	$ 23,424
Kabel Deutschland Holding AG (a)	220	12,562
Lanxess AG	212	12,495
Linde AG	370	58,859
MAN SE	156	13,836
Merck KGaA	159	14,875
Metro AG	311	14,500
Munich Re Group	426	57,457
RWE AG	937	40,127
Salzgitter AG	68	3,853
SAP AG	2,051	124,038
Siemens AG	1,830	191,850
Suedzucker AG (Bearer)	123	3,608
Thyssenkrupp AG	837	24,157
TUI AG (a)	414	2,717
United Internet AG	207	4,086
Volkswagen AG	78	12,284
Wacker Chemie AG	29	2,934
TOTAL GERMANY		1,718,889
Greece - 0.1%
Alpha Bank AE (a)	876	1,200
Coca-Cola Hellenic Bottling Co. SA	504	9,939
EFG Eurobank Ergasias SA (a)	1,237	1,164
Greek Organization of Football Prognostics SA	389	4,522
Hellenic Telecommunications Organization SA	460	2,546
National Bank of Greece SA (a)	1,712	4,075
Public Power Corp. of Greece	330	2,836
TOTAL GREECE		26,282
Hong Kong - 2.5%
AIA Group Ltd.	18,600	56,874
ASM Pacific Technology Ltd.	400	4,392
Bank of East Asia Ltd.	3,800	13,903
Beijing Enterprises Holdings Ltd.	1,000	5,534
BOC Hong Kong (Holdings) Ltd.	8,500	20,213
Cathay Pacific Airways Ltd.	2,000	3,630
Cheung Kong Holdings Ltd.	3,000	37,188
China Agri-Industries Holding Ltd.	3,000	2,392
China Everbright Ltd.	2,000	2,965
China Insurance International Holdings Co. Ltd. (a)	1,400	3,036
China Merchant Holdings International Co. Ltd.	2,000	6,171
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile (Hong Kong) Ltd.	13,500	$ 128,309
China Overseas Land & Investment Ltd.	10,000	18,504
China Resources Enterprise Ltd.	2,000	7,304
China Resources Power Holdings Co. Ltd.	4,000	7,104
China State Construction International Holdings Ltd.	4,000	3,081
China Unicom (Hong Kong) Ltd.	14,000	28,149
Citic Pacific Ltd.	4,000	7,229
CLP Holdings Ltd.	4,000	35,633
CNOOC Ltd.	40,000	75,614
Esprit Holdings Ltd.	2,300	3,327
Fosun International Ltd.	4,000	2,266
Franshion Properties China Ltd.	12,000	2,465
Fushan International Energy Group Ltd.	6,000	2,468
Galaxy Entertainment Group Ltd. (a)	4,000	8,089
Guangdong Investment Ltd.	4,000	2,408
Hang Lung Group Ltd.	2,000	12,155
Hang Lung Properties Ltd.	6,000	21,851
Hang Seng Bank Ltd.	1,600	20,631
Henderson Land Development Co. Ltd.	2,000	10,932
Hong Kong & China Gas Co. Ltd.	10,000	22,546
Hong Kong Exchanges and Clearing Ltd.	2,300	38,989
Hopewell Holdings Ltd.	1,000	2,597
Hutchison Whampoa Ltd.	5,000	45,732
Hysan Development Co. Ltd.	2,000	6,979
Kerry Properties Ltd.	1,500	5,505
Lenovo Group Ltd.	12,000	8,068
Link (REIT)	5,000	17,171
Minmetals Resources Ltd. (a)	4,000	2,054
MTR Corp. Ltd.	3,500	11,298
New World Development Co. Ltd.	7,000	7,374
New World Development Co. Ltd. rights 11/22/11 (a)	2,000	682
PCCW Ltd.	7,000	2,797
Poly (Hong Kong) Investments Ltd.	5,000	2,508
Power Assets Holdings Ltd.	3,000	22,796
Shanghai Industrial Holdings Ltd.	1,000	3,274
Shangri-La Asia Ltd.	4,000	8,034
Sino Land Ltd.	6,000	9,484
Sino-Ocean Land Holdings Ltd.	6,000	2,662
SJM Holdings Ltd.	3,000	5,142
Sun Hung Kai Properties Ltd.	3,000	41,306
Swire Pacific Ltd. (A Shares)	1,500	17,333
Wharf Holdings Ltd.	4,000	21,277
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	2,000	$ 5,876
Wing Hang Bank Ltd.	500	4,515
Yuexiu Property Co. Ltd.	16,000	2,469
TOTAL HONG KONG		872,285
Hungary - 0.1%
Magyar Telekom PLC	1,058	2,462
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	117	9,129
OTP Bank PLC	440	7,068
Richter Gedeon PLC	26	4,200
TOTAL HUNGARY		22,859
Indonesia - 0.6%
PT Astra Agro Lestari Tbk	1,000	2,395
PT Adaro Energy Tbk	26,500	5,977
PT Astra International Tbk	4,500	34,698
PT Bank Central Asia Tbk	26,500	24,032
PT Bank Danamon Indonesia Tbk Series A	9,500	5,294
PT Bank Mandiri (Persero) Tbk	21,500	17,150
PT Bank Negara Indonesia (Persero) Tbk	13,500	6,050
PT Bank Rakyat Indonesia Tbk	24,000	18,044
PT Bumi Resources Tbk	42,000	10,970
PT Charoen Pokphand Indonesia Tbk	13,500	4,020
PT Gudang Garam Tbk	1,500	9,846
PT Indo Tambangraya Megah Tbk	1,000	4,989
PT Indocement Tunggal Prakarsa Tbk	2,500	4,567
PT Indofood Sukses Makmur Tbk	8,000	4,697
PT Indosat Tbk	4,500	2,695
PT International Nickel Indonesia Tbk	6,500	2,650
PT Kalbe Farma Tbk	8,500	3,309
PT Perusahaan Gas Negara Tbk Series B	30,000	9,896
PT Semen Gresik (Persero) Tbk	5,500	5,852
PT Tambang Batubbara Bukit Asam Tbk	1,500	3,076
PT Telkomunikasi Indonesia Tbk Series B	22,500	18,765
PT Unilever Indonesia Tbk	3,000	5,274
PT United Tractors Tbk	4,000	11,002
PT XL Axiata Tbk	5,000	2,796
TOTAL INDONESIA		218,044
Ireland - 0.2%
CRH PLC	1,693	30,565
Elan Corp. PLC (a)	1,228	14,565
James Hardie Industries NV CDI (a)	804	5,208
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	350	$ 13,068
Ryanair Holdings PLC sponsored ADR	120	3,452
TOTAL IRELAND		66,858
Isle of Man - 0.1%
Genting Singapore PLC (a)	13,000	17,757
Israel - 0.4%
Bank Hapoalim BM (Reg.)	2,640	10,334
Bank Leumi le-Israel BM	2,944	10,314
Bezeq Israeli Telecommunication Corp. Ltd.	4,492	9,579
Cellcom Israel Ltd. (Israel)	127	2,817
Delek Group Ltd.	16	3,178
Elbit Systems Ltd. (Israel)	70	3,119
Israel Chemicals Ltd.	1,067	12,839
Israel Corp. Ltd. (Class A)	4	2,946
Israel Discount Bank Ltd. (Class A) (a)	1,650	2,753
Mizrahi Tefahot Bank Ltd.	297	2,581
Nice Systems Ltd. (a)	97	3,455
Partner Communications Co. Ltd.	257	3,052
Teva Pharmaceutical Industries Ltd.	195	7,950
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,865	76,185
TOTAL ISRAEL		151,102
Italy - 1.5%
A2A SpA	2,053	2,813
Assicurazioni Generali SpA	2,584	46,595
Atlantia SpA	774	11,836
Autogrill SpA	229	2,656
Banca Carige SpA	1,275	2,506
Banca Monte dei Paschi di Siena SpA	7,845	3,673
Banco Popolare Societa Cooperativa	3,228	4,825
Enel Green Power SpA	4,685	10,776
Enel SpA	14,577	68,790
ENI SpA	5,379	118,914
EXOR SpA	119	2,618
Fiat Industrial SpA (a)	1,827	15,941
Fiat SpA	1,898	11,662
Finmeccanica SpA	740	5,086
Intesa Sanpaolo SpA	22,402	40,024
Intesa Sanpaolo SpA (Risparmio Shares)	2,083	3,030
Luxottica Group SpA	219	6,455
Mediaset SpA	1,274	4,722
Common Stocks - continued
	Shares	Value
Italy - continued
Mediobanca SpA	1,331	$ 10,610
Parmalat SpA	1,203	2,679
Pirelli & C SpA	432	3,826
Prysmian SpA	373	5,652
Saipem SpA	571	25,603
Snam Rete Gas SpA	3,633	17,708
Telecom Italia SpA	20,616	25,656
Terna SpA	3,037	11,625
UniCredit SpA	30,219	35,463
Unione di Banche Italiane SCPA	2,225	8,499
TOTAL ITALY		510,243
Japan - 13.4%
ABC-Mart, Inc.	100	3,917
Advantest Corp.	300	3,492
Aeon Co. Ltd.	1,300	17,005
Aeon Credit Service Co. Ltd.	200	2,983
Aeon Mall Co. Ltd.	100	2,319
Aisin Seiki Co. Ltd.	400	12,652
Ajinomoto Co., Inc.	2,000	22,392
Alfresa Holdings Corp.	100	3,747
All Nippon Airways Ltd.	2,000	6,023
Amada Co. Ltd.	1,000	6,635
Aozora Bank Ltd.	1,000	2,528
Asahi Glass Co. Ltd.	2,000	17,516
Asahi Group Holdings	800	16,379
Asahi Kasei Corp.	3,000	17,793
Asics Corp.	400	5,304
Astellas Pharma, Inc.	1,000	36,578
Bank of Kyoto Ltd.	1,000	8,496
Bank of Yokohama Ltd.	3,000	13,737
Benesse Corp.	200	8,691
Bridgestone Corp.	1,400	32,830
Brother Industries Ltd.	400	5,221
Canon, Inc.	2,500	113,509
Casio Computer Co. Ltd.	400	2,451
Central Japan Railway Co.	3	25,524
Chiba Bank Ltd.	2,000	12,238
Chubu Electric Power Co., Inc.	1,500	27,447
Chugai Pharmaceutical Co. Ltd.	400	6,266
Chugokun Electric Power Co.	600	8,929
Citizen Holdings Co. Ltd.	600	3,183
Common Stocks - continued
	Shares	Value
Japan - continued
Coca-Cola West Co. Ltd.	200	$ 3,572
Cosmo Oil Co. Ltd.	2,000	5,004
Credit Saison Co. Ltd.	300	5,855
Dai Nippon Printing Co. Ltd.	1,000	10,476
Dai-ichi Mutual Life Insurance Co.	20	22,779
Daicel Chemical Industries Ltd.	1,000	5,677
Daido Steel Co. Ltd.	1,000	6,061
Daihatsu Motor Co. Ltd.	1,000	17,600
Daiichi Sankyo Kabushiki Kaisha	1,500	29,141
Daikin Industries Ltd.	500	14,799
Dainippon Sumitomo Pharma Co. Ltd.	300	3,288
Daito Trust Construction Co. Ltd.	100	8,861
Daiwa House Industry Co. Ltd.	1,000	12,532
Daiwa Securities Group, Inc.	4,000	13,998
DeNA Co. Ltd.	200	8,633
Denki Kagaku Kogyo KK	1,000	3,804
Denso Corp.	1,100	33,833
Dentsu, Inc.	400	12,046
East Japan Railway Co.	800	48,509
Eisai Co. Ltd.	600	23,800
Electric Power Development Co. Ltd.	200	4,979
Elpida Memory, Inc. (a)	500	3,108
FamilyMart Co. Ltd.	100	3,932
Fanuc Corp.	400	64,684
Fast Retailing Co. Ltd.	100	17,966
Fuji Electric Co. Ltd.	1,000	2,918
Fuji Heavy Industries Ltd.	2,000	12,678
Fujifilm Holdings Corp.	1,000	24,477
Fujitsu Ltd.	4,000	21,393
Fukuoka Financial Group, Inc.	2,000	7,745
Furukawa Electric Co. Ltd.	1,000	2,794
GREE, Inc.	200	6,455
GS Yuasa Corp.	1,000	5,239
Gunma Bank Ltd.	1,000	5,119
Hakuhodo DY Holdings, Inc.	50	2,717
Hamamatsu Photonics KK	200	7,610
Hino Motors Ltd.	1,000	5,874
Hirose Electric Co. Ltd.	100	9,584
Hiroshima Bank Ltd.	1,000	4,449
Hisamitsu Pharmaceutical Co., Inc.	100	4,024
Hitachi Chemical Co. Ltd.	200	3,554
Hitachi Construction Machinery Co. Ltd.	200	3,848
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi High-Technologies Corp.	200	$ 4,180
Hitachi Ltd.	10,000	53,590
Hitachi Metals Ltd.	1,000	11,343
Hokkaido Electric Power Co., Inc.	300	3,763
Hokuhoku Financial Group, Inc.	2,000	3,738
Hokuriku Electric Power Co., Inc.	400	6,374
Honda Motor Co. Ltd.	3,600	107,667
Hoya Corp.	1,000	21,850
Ibiden Co. Ltd.	300	6,626
INPEX Corp.	5	33,015
Isetan Mitsukoshi Holdings Ltd.	700	7,131
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	6,835
Isuzu Motors Ltd.	3,000	12,718
Itochu Corp.	3,400	33,632
ITOCHU Techno-Solutions Corp.	100	4,330
Iyo Bank Ltd.	1,000	9,383
J Front Retailing Co. Ltd.	1,000	4,379
Japan Petroleum Exploration Co. Ltd.	100	3,950
Japan Prime Realty Investment Corp.	1	2,395
Japan Real Estate Investment Corp.	1	8,531
Japan Retail Fund Investment Corp.	5	7,741
Japan Steel Works Ltd.	1,000	6,854
Japan Tobacco, Inc.	10	49,988
JFE Holdings, Inc.	1,100	20,939
Joyo Bank Ltd.	2,000	8,381
JS Group Corp.	600	12,583
JSR Corp.	500	9,546
JTEKT Corp.	400	4,375
Jupiter Telecommunications Co.	3	2,928
JX Holdings, Inc.	5,300	30,876
Kajima Corp.	2,000	6,421
Kamigumi Co. Ltd.	1,000	8,733
Kaneka Corp.	1,000	5,364
Kansai Electric Power Co., Inc.	1,700	25,081
Kansai Paint Co. Ltd.	1,000	9,388
Kao Corp.	1,200	31,485
Kawasaki Heavy Industries Ltd.	3,000	7,650
Kawasaki Kisen Kaisha Ltd.	2,000	4,080
KDDI Corp.	6	43,958
Keihin Electric Express Railway Co. Ltd.	1,000	8,983
Keio Corp.	1,000	6,857
Keyence Corp.	100	25,424
Common Stocks - continued
	Shares	Value
Japan - continued
Kintetsu Corp.	4,000	$ 14,034
Kirin Holdings Co. Ltd.	2,000	24,472
Kobe Steel Ltd.	6,000	10,036
Komatsu Ltd.	2,100	51,929
Konami Corp.	200	6,518
Konica Minolta Holdings, Inc.	1,000	7,275
Kubota Corp.	3,000	24,712
Kuraray Co. Ltd.	800	11,200
Kurita Water Industries Ltd.	200	5,508
Kyocera Corp.	400	35,167
Kyowa Hakko Kirin Co., Ltd.	1,000	11,271
Kyushu Electric Power Co., Inc.	800	10,592
Lawson, Inc.	200	11,255
Mabuchi Motor Co. Ltd.	100	4,383
Makita Corp.	300	11,202
Marubeni Corp.	4,000	23,285
Marui Group Co. Ltd.	400	3,110
Maruichi Steel Tube Ltd.	100	2,240
Mazda Motor Corp. (a)	3,000	6,307
McDonald's Holdings Co. (Japan) Ltd.	100	2,629
Medipal Holdings Corp.	300	2,799
Meiji Holdings Co. Ltd.	200	8,770
Minebea Ltd.	1,000	3,564
Miraca Holdings, Inc.	100	3,814
Mitsubishi Chemical Holdings Corp.	3,000	18,188
Mitsubishi Corp.	3,100	63,766
Mitsubishi Electric Corp.	4,000	37,018
Mitsubishi Estate Co. Ltd.	3,000	50,818
Mitsubishi Gas Chemical Co., Inc.	1,000	6,528
Mitsubishi Heavy Industries Ltd.	7,000	28,525
Mitsubishi Materials Corp.	3,000	7,975
Mitsubishi Motors Corp. of Japan (a)	9,000	11,890
Mitsubishi Tanabe Pharma Corp.	600	10,380
Mitsubishi UFJ Financial Group, Inc.	28,500	123,875
Mitsubishi UFJ Lease & Finance Co. Ltd.	110	4,263
Mitsui & Co. Ltd.	3,800	55,466
Mitsui Chemicals, Inc.	2,000	6,560
Mitsui Engineering & Shipbuilding Co.	2,000	3,177
Mitsui Fudosan Co. Ltd.	2,000	33,265
Mitsui OSK Lines Ltd.	3,000	11,561
Mizuho Financial Group, Inc.	51,000	71,393
MS&AD Insurance Group Holdings, Inc.	1,300	25,466
Common Stocks - continued
	Shares	Value
Japan - continued
Murata Manufacturing Co. Ltd.	500	$ 27,933
Nabtesco Corp.	200	4,381
Namco Bandai Holdings, Inc.	400	5,801
NEC Corp. (a)	6,000	13,353
NGK Insulators Ltd.	1,000	11,529
Nidec Corp.	300	24,656
Nikon Corp.	700	15,676
Nintendo Co. Ltd.	200	30,178
Nippon Building Fund, Inc.	1	9,658
Nippon Electric Glass Co. Ltd.	1,000	8,972
Nippon Express Co. Ltd.	2,000	7,733
Nippon Paper Group, Inc.	200	4,584
Nippon Sheet Glass Co. Ltd.	2,000	4,313
Nippon Steel Corp.	11,000	28,683
Nippon Telegraph & Telephone Corp.	1,100	56,433
Nippon Yusen KK	3,000	7,567
Nishi-Nippon City Bank Ltd.	1,000	2,727
Nissan Motor Co. Ltd.	5,500	50,578
Nisshin Seifun Group, Inc.	500	6,146
Nisshin Steel Co. Ltd.	1,000	1,583
Nissin Food Holdings Co. Ltd.	100	3,852
Nitori Holdings Co. Ltd.	100	9,565
Nitto Denko Corp.	400	16,805
NKSJ Holdings, Inc.	750	15,002
NOK Corp.	200	3,385
Nomura Holdings, Inc.	8,200	31,247
Nomura Real Estate Holdings, Inc.	200	3,225
Nomura Real Estate Office Fund, Inc.	1	5,337
Nomura Research Institute Ltd.	200	4,499
NSK Ltd.	1,000	7,558
NTN Corp.	1,000	4,418
NTT Data Corp.	3	10,059
NTT DoCoMo, Inc.	34	60,393
NTT Urban Development Co.	4	2,754
Obayashi Corp.	2,000	9,183
Odakyu Electric Railway Co. Ltd.	1,000	9,371
Oji Paper Co. Ltd.	2,000	9,894
Olympus Corp.	400	6,096
Omron Corp.	400	8,622
Ono Pharmaceutical Co. Ltd.	200	10,468
Oracle Corp. Japan	100	3,451
Oriental Land Co. Ltd.	100	9,939
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	240	$ 20,949
Osaka Gas Co. Ltd.	4,000	15,138
Otsuka Holdings Co. Ltd.	500	12,832
Panasonic Corp.	4,800	48,530
Rakuten, Inc.	17	18,638
Resona Holdings, Inc.	4,200	18,829
Ricoh Co. Ltd.	2,000	16,394
Rinnai Corp.	100	7,472
ROHM Co. Ltd.	200	10,192
Sankyo Co. Ltd. (Gunma)	100	5,226
Santen Pharmaceutical Co. Ltd.	200	7,464
SBI Holdings, Inc. Japan	40	3,331
Secom Co. Ltd.	500	23,650
Sega Sammy Holdings, Inc.	500	10,872
Seiko Epson Corp.	400	5,258
Sekisui Chemical Co. Ltd.	1,000	7,848
Sekisui House Ltd.	1,000	8,953
Seven & i Holdings Co., Ltd.	1,700	45,372
Seven Bank Ltd.	1	1,780
Sharp Corp.	2,000	18,438
Shikoku Electric Power Co., Inc.	400	10,226
Shimamura Co. Ltd.	100	10,002
SHIMANO, Inc.	200	9,887
SHIMIZU Corp.	1,000	4,304
Shin-Etsu Chemical Co., Ltd.	900	46,225
Shinsei Bank Ltd.	3,000	3,298
Shionogi & Co. Ltd.	600	8,169
Shiseido Co. Ltd.	900	16,475
Shizuoka Bank Ltd.	1,000	9,703
Showa Denko KK	3,000	5,444
Showa Shell Sekiyu KK	400	2,896
SMC Corp.	100	15,556
SOFTBANK CORP.	1,900	61,674
Sojitz Corp.	2,200	3,734
Sony Corp.	2,200	45,905
Sony Financial Holdings, Inc.	300	4,991
Square Enix Holdings Co. Ltd.	100	1,901
Stanley Electric Co. Ltd.	300	4,390
Sumco Corp. (a)	200	2,023
Sumitomo Chemical Co. Ltd.	4,000	14,766
Sumitomo Corp.	2,600	32,195
Sumitomo Electric Industries Ltd.	1,700	18,851
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	1,000	$ 5,679
Sumitomo Metal Industries Ltd.	7,000	13,166
Sumitomo Metal Mining Co. Ltd.	1,000	13,767
Sumitomo Mitsui Financial Group, Inc.	3,000	83,865
Sumitomo Mitsui Trust Holdings, Inc.	7,000	23,958
Sumitomo Realty & Development Co. Ltd.	1,000	20,730
Sumitomo Rubber Industries Ltd.	300	3,748
Suzuken Co. Ltd.	100	2,393
Suzuki Motor Corp.	700	14,848
Sysmex Corp.	200	6,575
T&D Holdings, Inc.	1,500	14,872
Taisei Corp.	2,000	5,345
Takashimaya Co. Ltd.	1,000	7,100
Takeda Pharmaceutical Co. Ltd.	1,800	81,157
TDK Corp.	300	12,235
Teijin Ltd.	2,000	6,982
Terumo Corp.	400	20,327
The Hachijuni Bank Ltd.	1,000	5,560
THK Co. Ltd.	200	3,898
Tobu Railway Co. Ltd.	2,000	9,546
Toho Co. Ltd.	200	3,441
Toho Gas Co. Ltd.	1,000	5,662
Tohoku Electric Power Co., Inc.	1,000	11,051
Tokio Marine Holdings, Inc.	1,600	38,156
Tokyo Electric Power Co.	3,000	11,006
Tokyo Electron Ltd.	400	21,276
Tokyo Gas Co. Ltd.	6,000	25,841
Tokyu Corp.	3,000	14,482
Tokyu Land Corp.	1,000	4,210
TonenGeneral Sekiyu KK	1,000	11,286
Toppan Printing Co. Ltd.	1,000	7,776
Toray Industries, Inc.	3,000	21,355
Toshiba Corp.	9,000	39,258
Tosoh Corp.	1,000	3,251
Toto Ltd.	1,000	8,316
Toyo Seikan Kaisha Ltd.	300	4,565
Toyoda Gosei Co. Ltd.	200	3,529
Toyota Boshoku Corp.	200	2,423
Toyota Industries Corp.	400	11,248
Toyota Motor Corp.	6,100	202,551
Toyota Tsusho Corp.	400	6,313
Trend Micro, Inc.	200	7,153
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	100	$ 2,813
Ube Industries Ltd.	2,000	5,864
Unicharm Corp.	300	13,437
Ushio, Inc.	200	2,957
USS Co. Ltd.	40	3,307
West Japan Railway Co.	400	16,952
Yahoo! Japan Corp.	37	11,884
Yakult Honsha Co. Ltd.	200	5,621
Yamada Denki Co. Ltd.	200	14,385
Yamaha Corp.	300	3,037
Yamaha Motor Co. Ltd. (a)	700	10,028
Yamato Holdings Co. Ltd.	900	14,922
Yamato Kogyo Co. Ltd.	100	2,530
Yokogawa Electric Corp. (a)	400	3,741
TOTAL JAPAN		4,649,217
Korea (South) - 3.2%
Amorepacific Corp.	6	6,766
BS Financial Group, Inc. (a)	330	3,618
Celltrion, Inc.	128	4,269
Cheil Industries, Inc.	123	10,825
CJ CheilJedang Corp.	14	3,849
Daelim Industrial Co.	51	4,402
Daewoo Engineering & Construction Co. Ltd. (a)	270	2,467
Daewoo International Corp.	90	2,617
Daewoo Securities Co. Ltd.	570	5,469
Daewoo Securities Co. Ltd. rights 11/1/11 (a)	112	269
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	170	4,165
DGB Financial Group Co. Ltd. (a)	230	2,853
Dongbu Insurance Co. Ltd.	70	2,936
Dongkuk Steel Mill Co. Ltd.	100	2,307
Doosan Co. Ltd.	23	2,897
Doosan Heavy Industries & Construction Co. Ltd.	75	3,972
Doosan Infracore Co. Ltd. (a)	180	3,067
E-Mart Co. Ltd. (a)	50	12,870
GS Engineering & Construction Corp.	65	5,632
GS Holdings Corp.	94	5,394
Hana Financial Group, Inc.	510	18,151
Hanjin Heavy Industries & Consolidated Co. Ltd.	150	2,645
Hanjin Shipping Co. Ltd.	170	1,666
Hanjin Shipping Co. Ltd. rights 11/4/11 (a)	71	230
Hankook Tire Co. Ltd.	140	5,567
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hanwha Chemical Corp.	160	$ 4,150
Hanwha Corp.	80	2,797
Honam Petrochemical Corp.	27	7,338
Hynix Semiconductor, Inc.	1,100	22,178
Hyosung Corp.	41	2,356
Hyundai Department Store Co. Ltd.	27	3,857
Hyundai Engineering & Construction Co. Ltd.	176	11,157
Hyundai Glovis Co. Ltd.	20	3,732
Hyundai Heavy Industries Co. Ltd.	101	26,883
Hyundai Hysco Co. Ltd.	60	2,314
Hyundai Industrial Development & Construction Co.	120	2,469
Hyundai Merchant Marine Co. Ltd.	110	2,830
Hyundai Mipo Dockyard Co. Ltd.	22	2,382
Hyundai Mobis	148	42,198
Hyundai Motor Co.	336	67,414
Hyundai Securities Co. Ltd.	270	2,315
Hyundai Steel Co.	141	12,747
Hyundai Wia Corp.	21	2,702
Industrial Bank of Korea	290	3,793
Kangwon Land, Inc.	170	4,515
KB Financial Group, Inc.	840	32,422
KCC Corp.	10	2,415
Kia Motors Corp.	543	34,683
Korea Electric Power Corp. (a)	630	14,055
Korea Exchange Bank	450	3,319
Korea Gas Corp.	90	3,028
Korea Investment Holdings Co. Ltd.	80	2,647
Korea Kumho Petrochemical Co.	19	3,208
Korea Life Insurance Co. Ltd.	480	2,672
Korea Zinc Co. Ltd.	16	4,672
Korean Air Lines Co. Ltd.	65	2,875
KP Chemical Corp.	150	2,108
KT Corp.	110	3,673
KT&G Corp.	245	15,269
LG Chemical Ltd.	104	33,434
LG Corp.	231	13,468
LG Display Co. Ltd.	430	8,699
LG Electronics, Inc.	223	14,708
LG Household & Health Care Ltd.	24	10,799
LG Innotek Co. Ltd.	46	3,023
LG Telecom Ltd.	610	3,619
Lotte Confectionery Co. Ltd.	2	3,116
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Shopping Co. Ltd.	28	$ 10,012
LS Cable Ltd.	33	2,340
LS Industrial Systems Ltd.	49	2,398
Mando Corp.	23	3,925
Mirae Asset Securities Co. Ltd.	80	2,537
NCsoft Corp.	38	11,902
NHN Corp. (a)	90	18,706
OCI Co. Ltd.	29	5,930
POSCO	140	48,327
S-Oil Corp.	118	12,200
S1 Corp.	56	2,904
Samsung C&T Corp.	274	16,878
Samsung Card Co. Ltd.	70	2,613
Samsung Electro-Mechanics Co. Ltd.	151	11,395
Samsung Electronics Co. Ltd.	245	210,124
Samsung Engineering Co. Ltd.	71	14,448
Samsung Fire & Marine Insurance Co. Ltd.	78	16,524
Samsung Heavy Industries Ltd.	430	13,070
Samsung Life Insurance Co. Ltd.	133	10,276
Samsung SDI Co. Ltd.	90	10,801
Samsung Securities Co. Ltd.	155	7,979
Samsung Securities Co. Ltd. rights 11/24/11 (a)	18	188
Samsung Techwin Co. Ltd.	66	3,515
Seoul Semiconductor Co. Ltd.	111	2,260
Shinhan Financial Group Co. Ltd.	960	38,101
Shinsegae Co. Ltd.	13	3,257
SK C&C Co. Ltd.	27	3,653
SK Energy Co. Ltd.	135	20,239
SK Holdings Co. Ltd.	72	9,549
SK Networks Co. Ltd.	260	2,596
SK Telecom Co. Ltd.	36	4,776
STX Pan Ocean Co. Ltd. (Korea)	370	2,422
Woongjin Coway Co. Ltd.	100	3,432
Woori Finance Holdings Co. Ltd.	1,020	9,721
Woori Investment & Securities Co. Ltd.	200	2,182
Woori Investment & Securities Co. Ltd. rights 11/23/11 (a)	71	153
Yuhan Corp.	25	2,735
TOTAL KOREA (SOUTH)		1,111,010
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,919	39,792
Kernel Holding SA (a)	125	2,692
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Millicom International Cellular SA (depositary receipt)	172	$ 18,956
SES SA FDR (France) unit	723	18,510
Subsea 7 SA (a)	666	14,486
Tenaris SA	1,110	17,742
TOTAL LUXEMBOURG		112,178
Malaysia - 0.8%
AirAsia Bhd	2,600	3,267
AMMB Holdings Bhd	4,600	8,918
Axiata Group Bhd	6,700	10,590
Berjaya Group Bhd	8,500	2,854
Berjaya Sports Toto Bhd	2,000	2,775
British American Tobacco (Malaysia) Bhd	200	3,011
Bumiputra-Commerce Holdings Bhd	10,400	25,528
Bursa Malaysia Bhd	1,300	2,863
DiGi.com Bhd	600	6,178
Gamuda Bhd	2,900	3,189
Genting Bhd	4,800	16,718
Genting Malaysia Bhd	8,100	10,076
Hong Leong Bank Bhd	1,100	3,784
Hong Leong Credit Bhd	700	2,709
IJM Corp. Bhd	2,000	3,694
IOI Corp. Bhd	5,800	9,854
Kuala Lumpur Kepong Bhd	900	6,141
Lafarge Malayan Cement Bhd	1,300	2,991
Malayan Banking Bhd	7,500	20,362
Malaysia Airports Holdings Bhd	1,400	2,875
Malaysia Marine and Heavy Engineering Sdn Bhd	1,300	2,650
Malaysian Plantations Bhd	2,500	2,861
Maxis Bhd	5,900	10,260
MISC Bhd	2,000	4,535
MMC Corp. Bhd	3,200	2,798
Parkson Holdings Bhd	1,600	2,905
Petronas Chemicals Group Bhd	6,200	12,934
Petronas Dagangan Bhd	500	2,645
Petronas Gas Bhd	1,300	5,531
PLUS Expressways Bhd	2,500	3,598
PPB Group Bhd	800	4,431
Public Bank Bhd (For. Reg.)	2,000	8,262
RHB Capital Bhd	1,000	2,501
Sime Darby Bhd	6,200	17,885
SP Setia Bhd	2,200	2,745
Common Stocks - continued
	Shares	Value
Malaysia - continued
Telekom Malaysia Bhd	2,000	$ 2,754
Tenaga Nasional Bhd	6,800	13,190
UEM Land Holdings Bhd (a)	4,000	2,844
UMW Holdings Bhd	1,200	2,586
YTL Corp. Bhd	6,600	3,181
YTL Power International Bhd	4,500	2,785
TOTAL MALAYSIA		262,258
Mauritius - 0.0%
Golden Agri-Resources Ltd.	19,000	9,723
Mexico - 1.0%
Alfa SA de CV Series A	700	8,161
America Movil SAB de CV Series L	90,600	115,697
Cemex SA de CV unit	28,000	12,192
Coca-Cola FEMSA SAB de CV Series L	500	4,512
Compartamos SAB de CV	1,900	2,937
Embotelladoras Arca SAB de CC	600	2,847
Fomento Economico Mexicano SAB de CV unit	4,600	30,874
Grupo Aeroportuario del Pacifico SA de CV Series B	800	2,799
Grupo Bimbo Sab de CV Series A	3,100	6,379
Grupo Carso SA de CV Series A1	1,100	2,842
Grupo Elektra SA de CV	180	13,832
Grupo Financiero Banorte SAB de CV Series O	4,000	13,667
Grupo Financiero Inbursa SAB de CV Series O	3,800	8,128
Grupo Mexico SA de CV Series B	9,300	25,840
Grupo Modelo SAB de CV Series C	1,200	7,612
Grupo Televisa SA de CV	5,300	22,668
Industrias Penoles SA de CV	340	13,682
Kimberly-Clark de Mexico SA de CV Series A	1,000	5,692
Mexichem SAB de CV	1,400	4,820
Minera Frisco SAB de CV (a)	1,200	4,700
Telefonos de Mexico SA de CV Series L	14,200	11,140
Urbi, Desarrollos Urbanos, SA de CV (a)	1,500	1,907
Wal-Mart de Mexico SA de CV Series V	14,200	36,683
TOTAL MEXICO		359,611
Morocco - 0.0%
Attijariwafa Bank	59	2,681
Douja Promotion Groupe Addoha SA	251	2,364
Maroc Telecom SA	494	8,680
TOTAL MOROCCO		13,725
Common Stocks - continued
	Shares	Value
Netherlands - 1.7%
AEGON NV (a)	3,903	$ 18,616
Akzo Nobel NV	500	26,443
ASML Holding NV (Netherlands)	982	41,200
Corio NV	114	5,822
Delta Lloyd NV	188	3,326
European Aeronautic Defence and Space Co. EADS NV	977	28,894
Fugro NV (Certificaten Van Aandelen) unit	130	7,687
Heineken Holding NV (A Shares)	293	12,584
Heineken NV (Bearer)	575	27,939
ING Groep NV (Certificaten Van Aandelen) (a)	8,498	73,272
Koninklijke Ahold NV	2,685	34,427
Koninklijke Boskalis Westminster NV	130	4,570
Koninklijke KPN NV	3,387	44,510
Koninklijke Philips Electronics NV	2,203	45,866
PostNL NV	604	3,077
QIAGEN NV (a)	436	6,076
Randstad Holdings NV	310	11,058
Reed Elsevier NV	1,546	19,067
Royal DSM NV	353	18,183
SBM Offshore NV	320	7,086
STMicroelectronics NV	1,646	11,408
TNT Express NV	654	5,587
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	3,656	126,237
Vopak NV	130	6,729
Wolters Kluwer NV (Certificaten Van Aandelen)	732	12,972
TOTAL NETHERLANDS		602,636
New Zealand - 0.1%
Auckland International Airport Ltd.	1,729	3,285
Contact Energy Ltd.	674	3,052
Fletcher Building Ltd.	1,906	10,248
Sky City Entertainment Group Ltd.	1,087	3,111
Telecom Corp. of New Zealand Ltd.	3,608	7,364
TOTAL NEW ZEALAND		27,060
Norway - 0.5%
Aker Solutions ASA	306	3,559
DnB NOR ASA	2,080	24,265
Gjensidige Forsikring ASA	360	3,957
Norsk Hydro ASA	2,355	12,296
Orkla ASA (A Shares)	1,772	15,436
Renewable Energy Corp. ASA (a)	1,528	1,485
Common Stocks - continued
	Shares	Value
Norway - continued
StatoilHydro ASA	2,467	$ 62,615
Telenor ASA	1,755	31,333
Yara International ASA	424	20,196
TOTAL NORWAY		175,142
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	415	16,986
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	3,300	3,170
Aboitiz Power Corp.	4,000	2,782
Alliance Global Group, Inc.	11,700	2,909
Ayala Land, Inc.	8,800	3,335
Banco de Oro Universal Bank	2,050	2,707
Bank of the Philippine Islands (BPI)	2,230	3,060
Globe Telecom, Inc.	130	2,772
Jollibee Food Corp.	1,390	2,954
Manila Electric Co.	490	2,781
Metropolitan Bank & Trust Co.	1,650	2,765
Philippine Long Distance Telephone Co.	60	3,347
PNOC Energy Development Corp.	19,300	2,761
SM Investments Corp.	550	7,185
SM Prime Holdings, Inc.	10,300	3,141
Yala Corp.	400	2,875
TOTAL PHILIPPINES		48,544
Poland - 0.3%
Asseco Poland SA	193	3,013
Bank Handlowy w Warszawie SA	132	3,113
Bank Polska Kasa Opieki SA	295	13,728
BRE Bank SA (a)	30	2,590
Cyfrowy Polsat SA	548	2,548
Getin Holding SA (a)	839	2,261
Globe Trade Centre SA (a)	832	2,982
Jastrzebska Spolka Weglowa SA (a)	100	2,927
KGHM Polska Miedz SA (Bearer)	317	15,399
Polish Oil & Gas Co.	3,361	4,195
Polska Grupa Energetyczna SA	1,244	7,666
Polski Koncern Naftowy Orlen SA (a)	605	7,504
Powszechna Kasa Oszczednosci Bank SA	1,468	16,755
Powszechny Zaklad Ubezpieczen SA	138	14,644
Synthos SA	1,583	2,110
Tauron Polska Energia SA	1,971	3,433
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	1,374	$ 7,301
TVN SA	563	2,253
TOTAL POLAND		114,422
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)	7,824	1,678
Banco Espirito Santo SA (Reg.)	924	2,008
Cimpor-Cimentos de Portugal SGPS SA	369	2,751
Energias de Portugal SA	4,340	13,724
Galp Energia SGPS SA Class B	581	12,045
Jeronimo Martins SGPS SA	586	10,137
Portugal Telecom SGPS SA (Reg.)	1,680	12,016
TOTAL PORTUGAL		54,359
Russia - 1.4%
Federal Grid Co. Unified Energy System JSC (a)	600,000	5,603
Gazprom OAO sponsored ADR (Reg. S)	11,930	139,223
Inter Rao Ues JSC (a)	2,400,000	2,988
LSR Group OJSC GDR (Reg. S)	570	2,730
Lukoil Oil Co. sponsored ADR (United Kingdom)	1,140	66,348
Magnit OJSC:
rights 11/29/11 (a)	10	0
GDR (Reg S)	567	14,487
Mechel Steel Group OAO sponsored ADR	268	3,522
Mobile TeleSystems OJSC sponsored ADR	1,138	16,262
Norilsk Nickel OJSC ADR	1,260	24,658
NOVATEK OAO GDR	194	27,238
Novolipetsk Steel OJSC GDR (Reg S)	120	3,266
Rosneft Oil Co. OJSC GDR (Reg. S)	3,400	24,191
Rostelecom sponsored ADR	512	15,667
RusHydro JSC sponsored ADR	3,110	11,725
Sberbank of Russia	1,860	5,047
Sberbank of Russia sponsored ADR	4,350	47,415
Severstal JSC GDR (Reg. S)	400	5,876
Sistema JSFC sponsored GDR	181	3,102
Surgutneftegaz JSC sponsored ADR	1,800	15,507
Tatneft OAO sponsored ADR	537	15,944
TMK OAO GDR (Reg. S)	266	3,431
Uralkali JSC GDR (Reg. S)	602	26,127
VTB Bank JSC unit	3,230	15,543
TOTAL RUSSIA		495,900
Singapore - 1.0%
Ascendas Real Estate Investment Trust	5,000	8,132
CapitaLand Ltd.	5,000	10,768
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaMall Trust	4,000	$ 5,975
CapitaMalls Asia Ltd.	3,000	3,231
City Developments Ltd.	1,000	8,621
ComfortDelgro Corp. Ltd.	3,000	3,323
Cosco Corp. Singapore Ltd.	3,000	2,400
DBS Group Holdings Ltd.	4,000	39,057
Fraser & Neave Ltd.	2,000	9,737
Global Logistic Properties Ltd.	6,000	8,351
Hutchison Port Holdings Trust	10,000	6,634
Keppel Corp. Ltd.	3,000	22,450
Keppel Land Ltd.	2,000	4,411
Neptune Orient Lines Ltd.	3,000	2,690
Olam International Ltd.	4,000	8,010
Oversea-Chinese Banking Corp. Ltd.	6,000	40,155
SembCorp Industries Ltd.	2,000	6,591
SembCorp Marine Ltd.	2,000	6,631
Singapore Airlines Ltd.	1,000	9,262
Singapore Exchange Ltd.	2,000	10,670
Singapore Press Holdings Ltd.	4,000	12,374
Singapore Technologies Engineering Ltd.	3,000	6,718
Singapore Telecommunications Ltd.	17,000	42,966
StarHub Ltd.	1,000	2,237
United Overseas Bank Ltd.	3,000	40,673
UOL Group Ltd.	1,000	3,534
Wilmar International Ltd.	4,000	17,265
Yangzijiang Shipbuilding Holdings Ltd.	3,000	2,221
TOTAL SINGAPORE		345,087
South Africa - 1.7%
Absa Group Ltd.	730	13,135
African Bank Investments Ltd.	1,321	5,733
African Rainbow Minerals Ltd.	201	4,645
Anglo Platinum Ltd.	171	12,377
AngloGold Ashanti Ltd.	855	38,641
ArcelorMittal South Africa Ltd.	322	2,737
Aspen Pharmacare Holdings Ltd.	527	6,325
Aveng Ltd.	663	3,099
Barloworld Ltd.	375	3,147
Bidvest Group Ltd.	709	14,124
Discovery Holdings Ltd.	532	2,782
Exxaro Resources Ltd.	238	5,383
FirstRand Ltd.	6,571	16,344
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	376	$ 4,744
Gold Fields Ltd.	1,728	29,951
Growthpoint Properties Ltd.	3,002	6,979
Harmony Gold Mining Co. Ltd.	997	13,034
Impala Platinum Holdings Ltd.	1,213	28,040
Imperial Holdings Ltd.	328	4,856
Investec Ltd.	400	2,457
Kumba Iron Ore Ltd.	204	12,132
Liberty Holdings Ltd.	260	2,673
Life Healthcare Group Holdings Ltd.	1,340	3,260
Massmart Holdings Ltd.	190	3,802
Mmi Holdings Ltd.	1,941	4,170
MTN Group Ltd.	3,692	64,440
Naspers Ltd. Class N	850	40,698
Nedbank Group Ltd.	568	10,091
Netcare Ltd.	1,590	2,785
Northam Platinum Ltd.	550	2,131
Pick 'n Pay Stores Ltd.	527	2,640
Pretoria Portland Cement Co. Ltd.	951	2,883
Rand Merchant Insurance Holdings Ltd.	1,569	2,610
Redefine Properties Ltd. unit	4,804	4,873
Remgro Ltd.	982	14,910
Reunert Ltd.	338	2,679
RMB Holdings Ltd.	1,273	4,018
Sanlam Ltd.	3,365	12,572
Sappi Ltd. (a)	977	2,868
Sasol Ltd.	1,200	53,962
Shoprite Holdings Ltd.	990	14,509
Spar Group Ltd.	315	3,850
Standard Bank Group Ltd.	2,721	33,531
Steinhoff International Holdings Ltd.	3,091	9,270
Telkom SA Ltd.	557	2,150
Tiger Brands Ltd.	415	11,960
Truworths International Ltd.	1,156	11,682
Vodacom Group (Pty) Ltd.	994	11,260
Woolworths Holdings Ltd.	2,114	10,759
TOTAL SOUTH AFRICA		577,701
Spain - 2.2%
Abertis Infraestructuras SA	906	14,964
Acerinox SA	196	2,609
Actividades de Construccion y Servicios SA (ACS)	336	12,764
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	719	$ 13,592
Banco Bilbao Vizcaya Argentaria SA	9,583	86,259
Banco de Sabadell SA	2,935	10,601
Banco Popular Espanol SA	2,488	11,469
Banco Santander SA (Spain)	18,810	159,228
Bankia SA	2,200	11,128
Bankinter SA	488	3,005
Cintra Concesiones de Infrastructuras de Transporte SA	923	11,752
Criteria CaixaCorp SA	1,385	6,793
Distribuidora Internacional de Alimentacion SA (a)	1,100	5,031
EDP Renovaveis SA (a)	474	2,847
Enagas SA	491	9,696
Fomento Construcciones y Contratas SA (FOCSA)	109	2,833
Gas Natural SDG SA	775	14,463
Grifols SA (a)	257	4,796
Grupo Acciona SA	47	4,464
Iberdrola SA	8,679	63,153
Inditex SA	478	43,501
Indra Sistemas	176	2,962
International Consolidated Airlines Group SA (a)	1,761	4,674
MAPFRE SA (Reg.)	1,381	5,086
Mediaset Espana Comunicacion	392	2,604
Red Electrica Corporacion SA	265	12,827
Repsol YPF SA	1,754	53,159
Telefonica SA	9,135	194,162
Zardoya Otis SA	264	3,569
TOTAL SPAIN		773,991
Sweden - 1.9%
Alfa Laval AB	809	15,151
ASSA ABLOY AB (B Shares)	727	17,741
Atlas Copco AB:
(A Shares)	1,554	34,014
(B Shares)	734	14,343
Boliden AB	757	10,822
Electrolux AB (B Shares)	640	11,957
Getinge AB (B Shares)	503	13,070
H&M Hennes & Mauritz AB (B Shares)	2,223	73,616
Hexagon AB (B Shares)	475	7,329
Holmen AB (B Shares)	100	2,835
Husqvarna AB (B Shares)	822	4,180
Industrivarden AB Series C	230	2,880
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik	533	$ 11,192
Investor AB (B Shares)	1,017	19,983
Modern Times Group MTG AB (B Shares)	89	4,721
Nordea Bank AB	5,663	51,813
Ratos AB (B Shares)	355	4,748
Sandvik AB	2,374	32,827
Scania AB (B Shares)	794	13,397
Securitas AB (B Shares)	577	5,284
Skandinaviska Enskilda Banken AB (A Shares)	3,179	20,075
Skanska AB (B Shares)	951	15,608
SKF AB (B Shares)	865	19,318
SSAB Svenskt Stal AB (A Shares)	281	2,728
Svenska Cellulosa AB (SCA) (B Shares)	1,313	19,193
Svenska Handelsbanken AB (A Shares)	1,150	33,144
Swedbank AB (A Shares)	1,751	24,669
Swedish Match Co.	491	16,990
Tele2 AB (B Shares)	740	15,618
Telefonaktiebolaget LM Ericsson (B Shares)	6,597	68,742
TeliaSonera AB	4,931	34,376
Volvo AB (B Shares)	3,120	39,074
TOTAL SWEDEN		661,438
Switzerland - 5.4%
ABB Ltd. (Reg.)	4,817	90,708
Actelion Ltd.	296	11,020
Adecco SA (Reg.)	315	15,223
Aryzta AG	225	10,884
Baloise Holdings AG	129	10,562
Compagnie Financiere Richemont SA Series A	1,144	65,507
Credit Suisse Group	2,520	72,700
GAM Holding Ltd.	379	4,556
Geberit AG (Reg.)	87	17,895
Givaudan SA	20	18,278
Holcim Ltd. (Reg.)	559	35,672
Julius Baer Group Ltd.	466	17,704
Kuehne & Nagel International AG	128	15,943
Lindt & Spruengli AG (participation certificate)	2	6,181
Lonza Group AG	94	6,277
Nestle SA	7,752	449,635
Novartis AG	5,218	294,041
Pargesa Holding SA	48	3,766
Roche Holding AG (participation certificate)	1,568	258,549
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	118	$ 13,877
(Reg.)	42	4,944
SGS SA (Reg.)	12	20,648
Sika AG (Bearer)	4	7,872
Sonova Holding AG Class B	124	13,212
Straumann Holding AG	15	2,649
Sulzer AG (Reg.)	44	5,164
Swiss Life Holding AG	83	10,290
Swiss Re Ltd.	781	42,924
Swisscom AG	52	21,018
Syngenta AG (Switzerland)	207	63,095
The Swatch Group AG:
(Bearer)	73	30,912
(Reg.)	84	6,236
Transocean Ltd. (Switzerland)	714	40,681
UBS AG (a)	8,067	101,981
Zurich Financial Services AG	326	75,709
TOTAL SWITZERLAND		1,866,313
Taiwan - 2.4%
Acer, Inc.	5,000	5,709
Advanced Semiconductor Engineering, Inc.	9,000	7,953
Advantech Co. Ltd.	1,000	2,722
Asia Cement Corp.	4,000	4,818
ASUSTeK Computer, Inc.	1,000	6,952
AU Optronics Corp.	14,000	6,034
Capital Securities Corp.	6,090	2,339
Catcher Technology Co. Ltd.	1,000	5,572
Cathay Financial Holding Co. Ltd.	13,000	15,503
Chang Hwa Commercial Bank	8,000	5,149
Cheng Shin Rubber Industry Co. Ltd.	4,000	9,124
Cheng Uei Precision Industries Co. Ltd.	1,000	2,247
Chicony Electronics Co. Ltd.	2,000	3,342
Chimei Innolux Corp. (a)	10,000	4,017
China Airlines Ltd.	5,000	2,516
China Development Finance Holding Corp.	17,000	5,380
China Life Insurance Co. Ltd.	3,285	3,641
China Motor Co. Ltd.	3,000	2,868
China Petrochemical Development Corp.	3,000	3,484
China Steel Corp.	24,000	23,878
Chinatrust Financial Holding Co. Ltd.	23,223	15,220
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chunghwa Telecom Co. Ltd.	9,000	$ 30,111
Clevo Co. Ltd.	2,000	3,501
Compal Electronics, Inc.	8,000	7,342
Delta Electronics, Inc.	4,000	9,405
E Ink Holdings, Inc.	2,000	4,083
E.Sun Financial Holdings Co. Ltd.	7,000	3,489
Epistar Corp.	2,000	3,703
EVA Airways Corp.	4,400	3,183
Evergreen Marine Corp. (Taiwan)	4,000	2,193
Everlight Electronics Co. Ltd.	2,000	3,699
Far East Department Stores Co. Ltd.	2,000	3,058
Far Eastern Textile Ltd.	6,000	7,054
Far EasTone Telecommunications Co. Ltd.	3,000	4,920
Feng Hsin Iron & Steel Co.	1,000	1,682
First Financial Holding Co. Ltd.	11,000	7,302
Formosa Chemicals & Fibre Corp.	6,000	17,364
Formosa Petrochemical Corp.	3,000	9,435
Formosa Plastics Corp.	8,000	23,529
Formosa Taffeta Co. Ltd.	3,000	2,772
Foxconn Technology Co. Ltd.	2,000	6,971
Fubon Financial Holding Co. Ltd.	12,000	14,069
Giant Manufacturing Co. Ltd.	1,000	3,870
Highwealth Construction Corp.	1,000	1,730
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,000	54,828
HTC Corp.	2,000	44,947
Hua Nan Financial Holdings Co. Ltd.	8,000	5,212
Inventec Corp.	8,000	2,875
KGI Securities Co. Ltd.	6,000	2,516
Kinsus Interconnect Technology Corp.	1,000	3,454
Lee Chang Yung Chemical Industries Corp.	1,000	1,693
Lite-On Technology Corp.	4,000	3,775
Macronix International Co. Ltd.	7,000	2,645
MediaTek, Inc.	2,000	20,989
Mega Financial Holding Co. Ltd.	19,000	14,605
Motech Industries, Inc.	1,000	1,878
Nan Ya Plastics Corp.	10,000	22,496
Nan Ya Printed Circuit Board Corp.	1,000	2,910
Novatek Microelectronics Corp.	1,000	2,451
Pegatron Corp.	3,000	3,240
Phison Electronics Corp.	1,000	5,269
Pou Chen Corp.	4,000	3,075
Powertech Technology, Inc.	1,000	2,435
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	2,000	$ 11,121
Quanta Computer, Inc.	5,000	9,839
Realtek Semiconductor Corp.	2,000	3,331
Richtek Technology Corp.	1,000	5,028
Ruentex Industries Ltd.	1,146	2,306
Shin Kong Financial Holding Co. Ltd. (a)	11,000	3,426
Siliconware Precision Industries Co. Ltd.	6,000	6,159
SIMPLO Technology Co. Ltd.	1,000	5,884
Sino-American Silicon Prds, Inc.	1,000	1,632
Sinopac Holdings Co.	11,000	3,561
Synnex Technology International Corp.	3,000	7,354
Taishin Financial Holdings Co. Ltd.	10,000	4,234
Taiwan Business Bank	8,000	2,612
Taiwan Cement Corp.	9,000	11,240
Taiwan Cooperative Bank	7,000	4,594
Taiwan Fertilizer Co. Ltd.	2,000	5,155
Taiwan Glass Industry Corp.	2,000	2,461
Taiwan Mobile Co. Ltd.	3,600	10,316
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	131,591
Tatung Co. Ltd. (a)	7,000	2,465
TECO Electric & Machinery Co. Ltd.	4,000	2,334
Tripod Technology Corp.	1,000	2,602
TSRC Corp.	1,000	2,596
Tung Ho Steel Enterprise Corp.	3,000	2,689
U-Ming Marine Transport Corp.	2,000	3,154
Unified-President Enterprises Corp.	9,000	12,376
Unimicron Technology Corp.	3,000	3,895
United Microelectronics Corp.	24,000	10,538
Walsin Lihwa Corp.	7,000	2,348
Wintek Corp.	3,000	2,293
Wistron Corp.	4,000	4,629
WPG Holding Co. Ltd.	3,000	3,623
Yang Ming Marine Transport Corp.	8,000	3,297
Yuanta Financial Holding Co. Ltd.	20,190	11,509
Yulon Motor Co. Ltd.	2,000	4,208
TOTAL TAIWAN		820,626
Thailand - 0.4%
Advanced Info Service PCL	800	3,375
Advanced Info Service PCL (For. Reg.)	1,600	6,722
Bangkok Bank Public Co. Ltd.	900	4,558
Bangkok Bank Public Co. Ltd. (For. Reg.)	1,600	8,116
Common Stocks - continued
	Shares	Value
Thailand - continued
Bank of Ayudhya PCL	3,400	$ 2,190
Banpu PCL (For. Reg.)	300	6,090
BEC World PCL (For. Reg.)	2,100	2,535
C.P. Seven Eleven PCL (For. Reg.)	4,100	6,204
Charoen Pokphand Foods PCL (For. Reg.)	5,600	5,454
Glow Energy PCL (For. Reg.)	1,600	2,756
Indorama Ventures PCL (For. Reg.)	2,700	3,108
IRPC Public Co. Ltd. (For. Reg.)	18,200	2,250
Kasikornbank PCL	1,100	4,443
Kasikornbank PCL (For. Reg.)	3,000	12,127
Krung Thai Bank PCL (For. Reg.)	5,100	2,496
PTT Exploration and Production PCL	600	3,119
PTT Exploration and Production PCL (For. Reg.)	2,200	11,403
PTT Global Chemical PCL (a)	1,800	3,796
PTT Global Chemical PCL (For. Reg.) (a)	2,639	5,565
PTT PCL (For. Reg.)	1,900	18,718
Siam Cement PCL (For. Reg.)	600	7,194
Siam Commercial Bank PCL (For. Reg.)	3,900	14,753
Thai Airways International PCL (For. Reg.)	3,300	2,061
Thai Oil PCL (For. Reg.)	1,500	2,813
TOTAL THAILAND		141,846
Turkey - 0.3%
Akbank T.A.S.	2,361	8,626
Anadolu Efes Biracilik ve Malt Sanayii AS	398	4,839
Arcelik AS	803	3,088
Bim Birlesik Magazalar AS JSC	162	4,947
Coca-Cola Icecek AS	256	3,475
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,184	2,952
Enka Insaat ve Sanayi AS	1,355	3,510
Eregli Demir ve Celik Fabrikalari T.A.S.	1,478	3,059
Haci Omer Sabanci Holding AS	1,038	3,557
Koc Holding AS	1,216	4,346
TAV Havalimanlari Holding AS (a)	681	3,297
Tupras-Turkiye Petrol Rafinerileri AS	247	5,587
Turk Hava Yollari AO	2,045	2,961
Turk Sise ve Cam Fabrikalari AS	1,570	3,010
Turk Telekomunikasyon AS	1,043	4,424
Turkcell Iletisim Hizmet AS	1,498	7,377
Turkiye Garanti Bankasi AS	4,950	17,468
Turkiye Halk Bankasi AS	626	3,859
Turkiye Is Bankasi AS Series C	3,107	7,257
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Vakiflar Bankasi Tao	1,578	$ 2,695
Yapi ve Kredi Bankasi AS (a)	1,788	3,357
TOTAL TURKEY		103,691
United Kingdom - 14.1%
3i Group PLC	1,760	5,819
Admiral Group PLC	379	7,186
Aggreko PLC	594	16,354
AMEC PLC	849	12,636
Anglo American PLC (United Kingdom)	2,929	108,033
Antofagasta PLC	885	16,609
ARM Holdings PLC	2,933	27,525
Associated British Foods PLC	847	15,065
AstraZeneca PLC (United Kingdom)	3,067	147,272
Aviva PLC	6,529	35,626
Babcock International Group PLC	955	10,820
BAE Systems PLC	7,176	31,921
Balfour Beatty PLC	1,246	5,048
Barclays PLC	25,653	79,538
BG Group PLC	7,558	164,880
BHP Billiton PLC	4,747	149,508
BP PLC	42,244	310,925
British American Tobacco PLC (United Kingdom)	4,421	202,742
British Land Co. PLC	1,934	15,878
British Sky Broadcasting Group PLC	2,409	27,274
BT Group PLC	16,877	50,931
Bunzl PLC	854	11,070
Burberry Group PLC	957	20,639
Cairn Energy PLC (a)	3,309	15,677
Capita Group PLC	1,428	16,684
Capital Shopping Centres Group PLC	1,047	5,545
Carnival PLC	430	15,736
Centrica PLC	11,329	54,057
Cobham PLC	2,095	6,065
Compass Group PLC	4,237	38,567
Diageo PLC	5,537	114,614
Essar Energy PLC (a)	692	3,423
Eurasian Natural Resources Corp. PLC	484	5,122
Fresnillo PLC	470	12,834
G4S PLC (United Kingdom)	3,296	12,944
GKN PLC	3,972	12,156
GlaxoSmithKline PLC	11,504	258,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hammerson PLC	1,833	$ 12,001
HSBC Holdings PLC (United Kingdom)	39,848	347,751
ICAP PLC	1,502	9,761
Imperial Tobacco Group PLC	2,247	82,174
Inmarsat PLC	1,267	9,560
InterContinental Hotel Group PLC	721	13,309
International Power PLC	3,469	18,868
Intertek Group PLC	399	13,186
Invensys PLC	1,495	5,422
Investec PLC	881	5,361
ITV PLC	10,157	10,462
J Sainsbury PLC	2,930	14,094
Johnson Matthey PLC	513	15,502
Kazakhmys PLC	403	6,011
Kingfisher PLC	5,182	21,576
Land Securities Group PLC	1,715	18,865
Legal & General Group PLC	12,836	22,810
Lloyds Banking Group PLC (a)	90,940	47,036
London Stock Exchange Group PLC	271	3,922
Lonmin PLC	301	5,267
Man Group PLC	4,795	11,559
Marks & Spencer Group PLC	3,534	18,295
National Grid PLC	7,708	76,648
Next PLC	399	16,401
Old Mutual PLC	11,888	21,030
Pearson PLC	1,857	34,121
Prudential PLC	5,651	58,381
Reckitt Benckiser Group PLC	1,373	70,614
Reed Elsevier PLC	2,637	22,667
Rexam PLC	2,223	12,373
Rio Tinto PLC	3,176	171,850
Rolls-Royce Group PLC	4,082	46,117
Rolls-Royce Group PLC Class C	281,658	453
Royal & Sun Alliance Insurance Group PLC	8,359	15,016
Royal Bank of Scotland Group PLC (a)	41,154	15,885
Royal Dutch Shell PLC:
Class A (Netherlands)	8,090	286,910
Class B	5,989	214,914
SABMiller PLC	2,101	76,750
Sage Group PLC	3,175	14,200
Schroders PLC	206	4,734
Scottish & Southern Energy PLC	2,028	43,834
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Segro PLC	1,386	$ 5,434
Serco Group PLC	1,303	10,886
Severn Trent PLC	573	13,970
Smith & Nephew PLC	2,097	19,198
Smiths Group PLC	943	14,513
Standard Chartered PLC (United Kingdom)	5,270	123,653
Standard Life PLC	5,301	18,397
Tesco PLC	17,855	115,360
The Weir Group PLC	507	15,647
TUI Travel PLC	1,141	3,132
Tullow Oil PLC	1,984	44,765
Unilever PLC	2,838	95,148
United Utilities Group PLC	1,598	15,586
Vedanta Resources PLC	224	4,604
Vodafone Group PLC	114,419	317,765
Whitbread PLC	449	11,965
Wm Morrison Supermarkets PLC	4,794	23,299
Xstrata PLC	4,577	76,956
TOTAL UNITED KINGDOM		4,890,916
United States of America - 0.1%
Southern Copper Corp.	434	13,315
Synthes, Inc.	142	23,819
TOTAL UNITED STATES OF AMERICA		37,134
TOTAL COMMON STOCKS (Cost $31,543,947)		32,007,399
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	98	5,366
Henkel AG & Co. KGaA	383	22,850
Porsche Automobil Holding SE (Germany)	345	20,237
ProSiebenSat.1 Media AG	142	3,046
RWE AG (non-vtg.)	84	3,156
Volkswagen AG	316	55,451
TOTAL GERMANY		110,106
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	14,293	15,002
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Hyundai Motor Co.	47	$ 2,955
Hyundai Motor Co. Series 2	68	4,537
LG Chemical Ltd.	23	2,597
Samsung Electronics Co. Ltd.	44	25,011
TOTAL KOREA (SOUTH)		35,100
Russia - 0.0%
Sberbank (Savings Bank of the Russian Federation) (a)	1,900	4,012
Surgutneftegaz JSC	13,200	6,666
Transneft (a)	3	3,870
TOTAL RUSSIA		14,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $160,015)		174,756
Investment Companies - 0.5%

iShares MSCI Canada Index ETF (Cost $144,894)	5,500	155,320
Government Obligations - 2.3%
Principal Amount
United States of America - 2.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/8/12 (c) (Cost $799,829)	$ 800,000	799,916
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $1,191,680)	1,191,680	1,191,680
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $33,840,365)		34,329,071
NET OTHER ASSETS (LIABILITIES) - 0.9%		309,884
NET ASSETS - 100%		$ 34,638,955
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	$ 1,332,810	$ 62,398
8 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	390,640	30,625
6 SGX S&P CNX Nifty Index Contracts (Singapore)	Nov. 2011	64,164	1,155
TOTAL EQUITY INDEX CONTRACTS		$ 1,787,614	$ 94,178

The face value of futures purchased as a percentage of net assets is 5.2%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 456,881	$ 35,181
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,961.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 4,890,916	$ 1,799,358	$ 3,091,558	$ -
Japan	4,649,217	-	4,649,217	-
Canada	2,708,972	2,708,972	-	-
France	1,997,941	1,466,607	531,334	-
Australia	1,994,614	-	1,994,614	-
Switzerland	1,866,313	1,243,788	622,525	-
Germany	1,828,995	1,394,447	434,548	-
Brazil	1,176,341	1,176,341	-	-
Korea (South)	1,146,110	-	1,146,110	-
Other	9,922,736	4,484,683	5,438,053	-
Investment Companies	155,320	155,320	-	-
Government Obligations	799,916	-	799,916	-
Money Market Funds	1,191,680	1,191,680	-	-
Total Investments in Securities:	$ 34,329,071	$ 15,621,196	$ 18,707,875	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 94,178	$ 94,178	$ -	$ -
Swap Agreements	35,181	-	35,181	-
Total Assets	$ 129,359	$ 94,178	$ 35,181	$ -
Total Derivative Instruments:	$ 129,359	$ 94,178	$ 35,181	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 94,178	$ -
Swap Agreements (b)	35,181	-
Total Value of Derivatives	$ 129,359	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,648,685)	$ 33,137,391
Fidelity Central Funds (cost $1,191,680)	1,191,680
Total Investments (cost $33,840,365)		$ 34,329,071
Cash		8,400
Foreign currency held at value (cost $255,932)		254,619
Receivable for fund shares sold		145,883
Dividends receivable		54,267
Distributions receivable from Fidelity Central Funds		217
Swap agreements, at value		35,181
Receivable from investment adviser for expense reductions		2,679
Total assets		34,830,317

Liabilities
Payable for investments purchased	$ 93,916
Accrued management fee	5,302
Payable for daily variation margin on futures contracts	90,487
Other affiliated payables	1,657
Total liabilities		191,362

Net Assets		$ 34,638,955
Net Assets consist of:
Paid in capital		$ 34,189,278
Accumulated net investment loss		(136,472)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,240)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,389
Net Assets		$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Investor Class: Net Asset Value, offering price and redemption price per share ($1,789,620 ÷ 177,410 shares)	$ 10.09

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($17,714,613 ÷ 1,755,857 shares)	$ 10.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,567,189 ÷ 750,001 shares)	$ 10.09

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($7,567,533 ÷ 750,001 shares)	$ 10.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period September 8, 2011 (commencement of operations) to October 31, 2011

Investment Income
Dividends		$ 101,094
Interest		174
Income from Fidelity Central Funds		358
Income before foreign taxes withheld		101,626
Less foreign taxes withheld		(7,368)
Total income		94,258

Expenses
Management fee	$ 9,233
Transfer agent fees	2,909
Independent trustees' compensation	8
Total expenses before reductions	12,150
Expense reductions	(4,662)	7,488
Net investment income (loss)		86,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,045)
Foreign currency transactions	(309,767)
Futures contracts	109,879
Swap agreements	(44,549)
Total net realized gain (loss)		(253,482)
Change in net unrealized appreciation (depreciation) on: Investment securities	488,706
Assets and liabilities in foreign currencies	(1,676)
Futures contracts	94,178
Swap agreements	35,181
Total change in net unrealized appreciation (depreciation)		616,389
Net gain (loss)		362,907
Net increase (decrease) in net assets resulting from operations		$ 449,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,770
Net realized gain (loss)	(253,482)
Change in net unrealized appreciation (depreciation)	616,389
Net increase (decrease) in net assets resulting from operations	449,677
Share transactions - net increase (decrease)	34,189,185
Redemption fees	93
Total increase (decrease) in net assets	34,638,955

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $136,472)	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.34% A
Expenses net of fee waivers, if any	.24% A
Expenses net of all reductions	.24% A
Net investment income (loss)	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,790
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.28% A
Expenses net of fee waivers, if any	.18% A
Expenses net of all reductions	.18% A
Net investment income (loss)	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,715
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.23% A
Expenses net of fee waivers, if any	.13% A
Expenses net of all reductions	.13% A
Net investment income (loss)	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,567
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31,	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.06
Total from investment operations	.09
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.09
Total Return B,C	.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,568
Portfolio turnover rate F	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than $.01 per share.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

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3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

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3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

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3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 35,781,182	$ 1,321,594	$ (994,001)	$ 327,593
Spartan Global ex U.S. Index Fund	33,859,034	1,281,540	(811,503)	470,037

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 136,704	$ 345,753
Spartan Global ex U.S. Index Fund	117,787	468,361

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds, less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of their counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement if there is a certain

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Funds receive collateral in the form of cash or securities, if required, which is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the swap counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 189,916	$ 37,924
Swap Agreements	(178,195)	140,723
Totals (a)	$ 11,721	$ 178,647
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 109,879	$ 94,178
Swap Agreements	(44,549)	35,181
Totals (a)	$ 65,330	$ 129,359

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

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Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include equity risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

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4. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual security or a basket of securities (i.e., an index), and the other on a fixed or floating rate. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	30,759,553	47,940
Spartan Global ex U.S. Index Fund	32,161,266	303,373

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under expense contracts, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, and .015% of average net assets for each Fund's Investor Class,

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively.

Under the expense contracts, for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contracts, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index
Investor Class	$ 3,157
Fidelity Advantage Class	802
Institutional Class	205
$ 4,164
Spartan Global ex U.S. Index
Investor Class	$ 1,459
Fidelity Advantage Class	1,124
Institutional Class	326
$ 2,909

7. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Spartan Emerging Markets Index	Expense Limitations	Reimbursement from adviser
Investor Class	.33%	$ 2,010
Fidelity Advantage Class	.22%	1,091
Institutional Class	.15%	885
Fidelity Advantage Institutional Class	.12%	884

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Notes to Financial Statements - continued

7. Expense Reductions - continued

Spartan Global ex U.S. Index	Expense Limitations	Reimbursement from adviser
Investor Class	.24%	$ 1,007
Fidelity Advantage Class	.18%	1,476
Institutional Class	.13%	1,090
Fidelity Advantage Institutional Class	.10%	1,089

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended October 31,	2011 A	2011 A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	2,000,573	$ 17,944,136
Shares redeemed	(513,183)	(4,599,752)
Net increase (decrease)	1,487,390	$ 13,344,384
Fidelity Advantage Class
Shares sold	1,102,387	$ 10,433,223
Shares redeemed	-	-
Net increase (decrease)	1,102,387	$ 10,433,223
Institutional Class
Shares sold	500,001	$ 5,000,010
Shares redeemed	-	-
Net increase (decrease)	500,001	$ 5,000,010
Fidelity Advantage Institutional Class
Shares sold	500,001	$ 5,000,010
Shares redeemed	-	-
Net increase (decrease)	500,001	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	928,520	$ 9,214,235
Shares redeemed	(751,110)	(7,397,542)
Net increase (decrease)	177,410	$ 1,816,693
Fidelity Advantage Class
Shares sold	1,755,857	$ 17,372,473
Shares redeemed	-	-
Net increase (decrease)	1,755,857	$ 17,372,473
Institutional Class
Shares sold	750,001	$ 7,500,009
Shares redeemed	-	-
Net increase (decrease)	750,001	$ 7,500,009

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8. Share Transactions - continued

	Shares	Dollars
Period ended October 31,	2011 A	2011 A
Spartan Global ex U.S. Index Fund
Fidelity Advantage Institutional Class
Shares sold	750,001	$ 7,500,010
Shares redeemed	-	-
Net increase (decrease)	750,001	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Spartan Emerging Markets Index Fund	56
Spartan Global ex U.S. Index Fund	88

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from September 8, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for the period from September 8, 2011 (commencement of operations) to October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 15, 2011

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Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Institutional Class	12/12/11	12/09/11	$-	$0.033
Fidelity Advantage Institutional Class	12/12/11	12/09/11	$-	$0.033
Spartan Global ex U.S. Index Fund
Institutional Class	12/12/11	12/09/11	$-	$0.033
Fidelity Advantage Institutional Class	12/12/11	12/09/11	$-	$0.033

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Emerging Market Index Fund	$136,704
Spartan Global ex U.S. Index Fund	$117,787

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

On July 14, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expenses of each class of the fund. The Board noted that each fund's proposed management fee rate, even before deducting projected payments by FMR, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all class-level expenses of each class of each fund and limit the total expenses of each class of each fund. These contractual arrangements may not be amended to increase fees shareholders pay without the approval of the Board. In addition, the Board considered that FMR had contractually agreed to reimburse each class of each fund to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed certain limits.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Additional Information Requested by the Board. The Board also received information explaining that each fund's investments will be chosen using an investment discipline developed by Geode Capital Management, LLC, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

EMX-I-GUX-I-UANN-1211
1.929367.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2011, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund, Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2011 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$41,000	$-	$5,700	$300
Spartan Emerging Markets Index Fund	$32,000	$-	$6,800	$-
Spartan Global ex U.S. Index Fund	$33,000	$-	$5,700	$-

October 31, 2010 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$33,000	$-	$5,600	$-
Spartan Emerging Markets Index Fund	$-	$-	$-	$-
Spartan Global ex U.S. Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Spartan Emerging Markets Index Fund commenced operations on September 8, 2011.

C Spartan Global ex U.S. Index Fund commenced operations on September 8, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2011A	October 31, 2010A
Audit-Related Fees	$440,000	$720,000
Tax Fees	$-	$-
All Other Fees	$430,000	$790,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2011 A	October 31, 2010 A
Deloitte Entities	$980,000	$1,605,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2011